Document And Entity Information	12 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MTU
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	14,154,534,220

Consolidated Balance Sheets (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
ASSETS
Cash and due from banks (Note 8)	¥ 3,230,409,000,000		¥ 3,230,804,000,000
Interest-earning deposits in other banks (including 4,365 and nil measured at fair value under fair value option in 2011 and 2012) (Notes 8 and 29)	5,897,732,000,000		7,333,767,000,000
Call loans and funds sold (Note 10)	451,433,000,000		448,787,000,000
Receivables under resale agreements (including 26,192 and 26,056 measured at fair value under fair value option in 2011 and 2012) (Note 29)	4,481,863,000,000		4,872,171,000,000
Receivables under securities borrowing transactions	3,282,656,000,000		3,600,318,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,251,723 and 10,573,642 in 2011 and 2012) (including 11,917,000 and 15,758,131 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 21 and 29)	34,953,245,000,000		28,824,795,000,000
Investment securities (Notes 3, 8 and 29):
Securities available for sale-carried at estimated fair value (including assets pledged that secured parties are permitted to sell or repledge of 1,297,912 and 2,859,124 in 2011 and 2012)	57,740,401,000,000		54,329,881,000,000
Securities being held to maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of 959,241 and 741,560 in 2011 and 2012) (estimated fair value of 3,058,998 and 2,430,689 in 2011 and 2012)	2,385,368,000,000		3,017,189,000,000
Other investment securities	909,765,000,000		1,704,244,000,000
Total investment securities	61,035,534,000,000		59,051,314,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,246,293 and 2,491,281 in 2011 and 2012) (Notes 4 and 8)	92,298,243,000,000	[1]	87,501,975,000,000	[1]
Allowance for credit losses (Note 4)	(1,285,507,000,000)		(1,240,456,000,000)
Net loans	91,012,736,000,000		86,261,519,000,000
Premises and equipment-net (Note 5)	987,474,000,000		962,548,000,000
Accrued interest	250,351,000,000		233,224,000,000
Customers' acceptance liability	88,082,000,000		69,950,000,000
Intangible assets-net (Notes 2 and 6)	896,483,000,000		991,521,000,000
Goodwill (Notes 2 and 6)	354,283,000,000		363,392,000,000
Deferred tax assets (Notes 7 and 14)	950,395,000,000		1,285,013,000,000
Other assets (Notes 4, 8, 13 and 14)	7,329,838,000,000		5,321,120,000,000
Total assets	215,202,514,000,000		202,850,243,000,000
LIABILITIES AND EQUITY
Non-interest-bearing, Domestic	14,980,210,000,000		16,421,024,000,000
Interest-bearing, Domestic	99,610,994,000,000		99,120,619,000,000
Non-interest-bearing, Overseas offices	2,708,186,000,000		2,316,207,000,000
Interest-bearing, Overseas offices	22,194,340,000,000		18,773,854,000,000
Total deposits	139,493,730,000,000		136,631,704,000,000
Call money and funds purchased (Notes 8 and 10)	2,796,221,000,000		2,313,487,000,000
Payables under repurchase agreements (Note 8)	13,572,712,000,000		12,389,075,000,000
Payables under securities lending transactions (Note 8)	4,978,917,000,000		2,104,105,000,000
Due to trust account (Note 11)	627,331,000,000		633,541,000,000
Other short-term borrowings (including 673 and 24,951 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 12 and 29)	10,881,525,000,000		8,488,197,000,000
Trading account liabilities (Notes 21 and 29)	11,967,182,000,000		9,908,974,000,000
Obligations to return securities received as collateral (Note 29)	3,639,838,000,000		3,267,775,000,000
Bank acceptances outstanding	88,082,000,000		69,950,000,000
Accrued interest	152,836,000,000		181,814,000,000
Long-term debt (including 575,969 and 524,758 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 12 and 29)	12,593,062,000,000		13,356,728,000,000
Other liabilities (Notes 1, 7, 8, 13, 14 and 24)	5,552,631,000,000		4,841,981,000,000
Total liabilities	206,344,067,000,000		194,187,331,000,000
Commitments and contingent liabilities (Notes 22 and 24)
Mitsubishi UFJ Financial Group shareholders' equity (Note 19):
Preferred stock-aggregate liquidation preference of 390,001 in 2011 and 2012, with no stated value	442,100,000,000		442,100,000,000
Common stock-authorized, 33,000,000,000 shares; issued, 14,150,894,620 shares and 14,154,534,220 shares in 2011 and 2012, with no stated value	1,645,144,000,000		1,644,132,000,000
Capital surplus (Note 16)	6,378,619,000,000		6,395,705,000,000
Retained earnings (Notes 17 and 33):
Appropriated for legal reserve	239,571,000,000		239,571,000,000
Unappropriated retained earnings	482,535,000,000		254,103,000,000
Accumulated other changes in equity from nonowner sources, net of taxes	(596,400,000,000)		(628,661,000,000)
Treasury stock, at cost-16,723,747 common shares and 10,471,043 common shares in 2011 and 2012	(8,411,000,000)		(11,251,000,000)
Total Mitsubishi UFJ Financial Group shareholders' equity	8,583,158,000,000		8,335,699,000,000
Noncontrolling interests (Note 18)	275,289,000,000		327,213,000,000
Total equity	8,858,447,000,000		8,662,912,000,000
Total liabilities and equity	215,202,514,000,000		202,850,243,000,000
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 8)	2,229,000,000		7,640,000,000
Interest-earning deposits in other banks (including 4,365 and nil measured at fair value under fair value option in 2011 and 2012) (Notes 8 and 29)	56,275,000,000		15,006,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,251,723 and 10,573,642 in 2011 and 2012) (including 11,917,000 and 15,758,131 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 21 and 29)	1,576,725,000,000		1,157,263,000,000
Investment securities (Notes 3, 8 and 29):
Investment securities	530,079,000,000		493,085,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,246,293 and 2,491,281 in 2011 and 2012) (Notes 4 and 8)	7,101,464,000,000		7,156,823,000,000
All other assets	300,208,000,000		329,746,000,000
Total assets	9,566,980,000,000		9,159,563,000,000
LIABILITIES AND EQUITY
Other short-term borrowings (including 673 and 24,951 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 12 and 29)	47,147,000,000		41,252,000,000
Long-term debt (including 575,969 and 524,758 measured at fair value under fair value option in 2011 and 2012) (Notes 8, 12 and 29)	1,389,971,000,000		1,668,642,000,000
All other liabilities	367,890,000,000		207,916,000,000
Total liabilities	¥ 1,805,008,000,000		¥ 1,917,810,000,000

[1]	The above table includes loans held for sale of ¥65,162 million and ¥46,634 million at March 31, 2011 and 2012, respectively, which are carried at the lower of cost or estimated fair value.

Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Consolidated Balance Sheets [Abstract]
Interest-earning deposits in other banks, fair value		¥ 4,365
Receivables under resale agreements, fair value	26,056	26,192
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	10,573,642	8,251,723
Trading account assets that are measured at fair value, under fair value option	15,758,131	11,917,000
Securities available for sale, assets pledged that secured parties are permitted to sell or repledge	2,859,124	1,297,912
Securities being held to maturity pledged that secured parties are permitted to sell or repledge	741,560	959,241
Securities being held to maturity that are measured at estimated fair value	2,430,689	3,058,998
Loans, net of unearned income, unamortized premiums and deferred loan fees, assets pledged that secured parties are permitted to sell or repledge	2,491,281	3,246,293
Other short-term borrowings that are measured at fair value under fair value option	24,951	673
Long-term debt that are measured at fair value under fair value option	524,758	575,969
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 390,001
Preferred stock, stated value	¥ 0	¥ 0
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,154,534,220	14,150,894,620
Common stock, stated value	¥ 0	¥ 0
Treasury stock, shares	10,471,043	16,723,747

Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Interest income:
Loans, including fees (Note 4)	¥ 1,595,097		¥ 1,664,821		¥ 1,914,705
Deposits in other banks	39,963		29,188		26,697
Investment securities:
Interest	307,812		320,067		305,080
Dividends	104,634		169,667		167,862
Gain on conversion rate adjustment of convertible preferred stock (Note 2)	139,320
Trading account assets	315,742		305,214		307,958
Call loans and funds sold	6,918		5,613		4,110
Receivables under resale agreements and securities borrowing transactions	86,470		55,574		31,454
Total	2,595,956		2,550,144		2,757,866
Interest expense:
Deposits	228,858		256,190		353,869
Call money and funds purchased	8,157		5,931		5,683
Payables under repurchase agreements and securities lending transactions	86,947		66,728		53,548
Due to trust account	647		807		6,119
Other short-term borrowings, and trading account liabilities	61,657		62,829		65,754
Long-term debt	253,873		278,188		289,427
Total	640,139		670,673		774,400
Net interest income	1,955,817		1,879,471		1,983,466
Provision for credit losses (Note 4)	223,809		292,035		647,793
Net interest income after provision for credit losses	1,732,008		1,587,436		1,335,673
Non-interest income:
Fees and commissions income (Note 25)	1,099,963		1,128,358		1,139,543
Foreign exchange gains-net (Note 26)	34,302		260,683		216,720
Trading account profits-net (Note 26)	667,285		133,905		761,472
Investment securities gains-net (Note 3)	19,384	[1]	121,803	[1]	223,030	[1]
Equity in losses of equity method investees-net (Note 2)	(499,427)		(113,017)		(83,893)
Gains on sales of loans (Note 4)	15,645		14,558		21,232
Other non-interest income (Note 18)	103,424		148,532		191,307
Total	1,440,576		1,694,822		2,469,411
Non-interest expense:
Salaries and employee benefits (Note 13)	900,144		863,996		908,213
Occupancy expenses-net (Notes 5 and 24)	150,808		162,498		171,098
Fees and commissions expenses	204,734		212,460		196,515
Outsourcing expenses, including data processing	191,089		194,842		215,397
Depreciation of premises and equipment (Note 5)	94,777		99,661		120,268
Amortization of intangible assets (Note 6)	212,229		219,980		225,000
Impairment of intangible assets (Note 6)	30,986		26,566		12,400
Insurance premiums, including deposit insurance	115,376		113,892		112,539
Communications	49,276		53,048		57,064
Taxes and public charges	65,641		65,882		69,073
Provision for repayment of excess interest (Notes 1 and 24)	37		85,709		44,808
Impairment of goodwill (Note 6)					461
Other non-interest expenses (Notes 4, 5, 6 and 18)	307,545		361,912		375,224
Total	2,322,642		2,460,446		2,508,060
Income before income tax expense	849,942		821,812		1,297,024
Income tax expense (Note 7)	429,191		433,625		413,105
Net income before attribution of noncontrolling interests	420,751		388,187		883,919
Net income (loss) attributable to noncontrolling interests	4,520		(64,458)		15,257
Net income attributable to Mitsubishi UFJ Financial Group	416,231		452,645		868,662
Income allocated to preferred shareholders:
Cash dividends paid	17,940		20,940		21,678
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 398,291		¥ 431,705		¥ 846,984
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 17 and 20):
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.17		¥ 30.55		¥ 68.72
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.09		¥ 30.43		¥ 68.59

[1]	The following credit losses are included in Investment securities gains—net: ¥27,962 million, ¥17,495 million and ¥11,704 million; Other changes in equity from nonowner sources - Net ¥1,860 million, ¥2,993 million and ¥2,078 million; Total credit losses ¥29,822 million, ¥20,488 million and ¥13,782 million, March 31, 2010, 2011 and 2012, respectively.

Consolidated Statements Of Income (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Income [Abstract]
Decline in fair value	¥ 11,704	¥ 17,495	¥ 27,962
Other changes in equity from nonowner sources-net	2,078	2,993	1,860
Total credit losses	¥ 13,782	¥ 20,488	¥ 29,822

Consolidated Statements Of Changes In Equity From Nonowner Sources (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Changes In Equity From Nonowner Sources [Abstract]
Net income before attribution of noncontrolling interests	¥ 420,751	¥ 388,187	¥ 883,919
Other changes in equity from nonowner sources:
Net unrealized holding gains (losses) on investment securities (including unrealized gain of 1,103, 1,778 and 1,234, net of tax, related to debt securities with credit component realized in earnings in 2010, 2011 and 2012), Gains (losses) before income tax expense (benefit)	296,347	(333,466)	1,173,547
Net unrealized holding gains (losses) on investment securities, Income tax (expense) benefit	(118,638)	134,674	(435,651)
Net unrealized holding gains (losses) on investment securities, Gains (losses) net of income tax expense (benefit)	177,709	(198,792)	737,896
Reclassification adjustment for gains (losses) on investment securities included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	(4,511)	(122,524)	(224,560)
Reclassification adjustment for gains (losses) on investment securities included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	1,641	50,395	90,894
Reclassification adjustment for gains (losses) on investment securities included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	(2,870)	(72,129)	(133,666)
Net unrealized holding gains on investment securities, Total, Gains (Losses) before income tax expense (benefit)	291,836	(455,990)	948,987
Net unrealized holding gains on investment securities, Total, Income tax (expense) benefit	(116,997)	185,069	(344,757)
Net unrealized holding gains on investment securities, Total, Gains (Losses) net of income tax expense (benefit)	174,839	(270,921)	604,230
Net unrealized gains on derivatives qualifying for cash flow hedges, Gains (losses) before income tax expense (benefit)	(178)	88	3,621
Net unrealized gains on derivatives qualifying for cash flow hedges, Income tax (expense) benefit	99	(5)	(1,322)
Net unrealized gains on derivatives qualifying for cash flow hedges, Gains (losses) net of income tax expense (benefit)	(79)	83	2,299
Reclassification adjustment for gains (losses) on derivatives qualifying for cash flow hedges included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	850	(5,740)	(11,711)
Reclassification adjustment for gains (losses) on derivatives qualifying for cash flow hedges included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	(334)	2,255	4,617
Reclassification adjustment for gains (losses) on derivatives qualifying for cash flow hedges included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	516	(3,485)	(7,094)
Net unrealized gains on derivatives qualifying for cash flow hedges, Total, Gains (Losses) before income tax expense (benefit)	672	(5,652)	(8,090)
Net unrealized gains on derivatives qualifying for cash flow hedges, Total, Income tax (expense) benefit	(235)	2,250	3,295
Net unrealized gains on derivatives qualifying for cash flow hedges, Total, Gains (Losses) net of income tax expense (benefit)	437	(3,402)	(4,795)
Pension liability adjustments, Gains (losses) before income tax expense (benefit)	(189,916)	(185,002)	352,647
Pension liability adjustments, Income tax (expense) benefit	77,992	73,483	(138,293)
Pension liability adjustments, Gains (losses) net of income expense (benefit)	(111,924)	(111,519)	214,354
Reclassification adjustment for losses (gains) on pension liability adjustments included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	29,128	10,774	48,296
Reclassification adjustment for losses (gains) on pension liability adjustments included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	(11,419)	(4,344)	(19,427)
Reclassification adjustment for losses (gains) on pension liability adjustments included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	17,709	6,430	28,869
Pension liability adjustments, Total, Gains (Losses) before income tax expense (benefit)	(160,788)	(174,228)	400,943
Pension liability adjustments, Total, Income tax (expense) benefit	66,573	69,139	(157,720)
Pension liability adjustments, Total, Gains (Losses) net of income tax expense (benefit)	(94,215)	(105,089)	243,223
Foreign currency translation adjustments, Gains (losses) before income tax expense (benefit)	(68,269)	(220,954)	21,328
Foreign currency translation adjustments, Income tax (expense) benefit	(1,528)	11,053	7,051
Foreign currency translation adjustments, Gains (losses) net of income tax expense (benefit)	(69,797)	(209,901)	28,379
Reclassification adjustment for losses on foreign currency translation adjustments included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	31,956	21,327	18,420
Reclassification adjustment for gains on foreign currency translation adjustments included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	(11,702)	(9,021)	(8,136)
Reclassification adjustment for losses on foreign currency translation adjustments included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	20,254	12,306	10,284
Foreign currency translation adjustments, Total, Gains (Losses) before income tax expense (benefit)	(36,313)	(199,627)	39,748
Foreign currency translation adjustments, Total, Income tax (expense) benefit	(13,230)	2,032	(1,085)
Foreign currency translation adjustments, Total, Gains (Losses) net of income tax expense (benefit)	(49,543)	(197,595)	38,663
Total changes in equity from nonowner sources	452,269	(188,820)	1,765,240
Net income (loss) attributable to noncontrolling interests	4,520	(64,458)	15,257
Other changes in equity from nonowner sources attributable to noncontrolling interests	(743)	(3,935)	5,435
Total changes in equity from nonowner sources attributable to Mitsubishi UFJ Financial Group	¥ 448,492	¥ (120,427)	¥ 1,744,548

Consolidated Statements Of Changes In Equity From Nonowner Sources (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Changes In Equity From Nonowner Sources [Abstract]
Net unrealized holding gains (losses) on investment securities, unrealized gain related to debt securities with credit component realized in earnings, net of tax	¥ 1,234	¥ 1,778	¥ 1,103

Consolidated Statements Of Equity (JPY ¥) In Millions, unless otherwise specified	Preferred Stock [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Common Stock [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Capital Surplus (Note 16) [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Unappropriated Retained Earnings (Accumulated Deficit) (Note 17) [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Retained Earnings Appropriated For Legal Reserve (Note 17) [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member]
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Net Unrealized Gains On Investment Securities (Note 3) [Member]
Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member]
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Net Unrealized Gains (Losses) On Derivatives Qualifying For Cash Flow Hedges (Note 21) [Member]
								Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Pension Liability Adjustments (Note 13) [Member]	Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Foreign Currency Translation Adjustments [Member]	Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Treasury Stock [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Noncontrolling Interests [Member]	Total
Balance at beginning of fiscal year at Mar. 31, 2009	¥ 442,100	¥ 1,127,552	¥ 6,095,820	¥ (845,778)	¥ 239,571	¥ 95,213	¥ 6,507	¥ (446,469)	¥ (468,946)		¥ (10,675)		¥ 232,225
Issuance of new shares of common stock		515,662
Issuance of new shares of common stock by way of exercise of stock acquisition rights		24
Stock-based compensation expense (Note 30)			1,695
Conversion of preferred stock to common stock by a subsidiary			(641)
Losses on sales of shares of treasury stock				(261)
Issuance of new shares of common stock and sale of treasury stock (Note 16)			522,414
Other-net			237	(377)									(314)
Net income attributable to Mitsubishi UFJ Financial Group				868,662										868,662
Cash dividends, Common stock				(128,062)
Cash dividends, Preferred stock, Class 3				(6,000)
Cash dividends, Preferred stock, Class 5				(15,678)
Effect of adopting new guidance on recognition and presentation of other-than-temporary impairments (Note 1)				118,210		(118,210)
Net change during the fiscal year						602,808	(4,795)	242,509	35,364					1,765,240
Purchases of shares of treasury stock (Note 16)											(5,588)
Sales of shares of treasury stock											2,806
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies											(497)
Initial origination of noncontrolling interests													45,130
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders													3,555
Decrease in noncontrolling interests related to deconsolidation of subsidiaries													(59,973)
Net income (loss) attributable to noncontrolling interests													15,257	(15,257)
Dividends paid to noncontrolling interests													(5,393)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains on investment securities													1,808
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities													(386)
Pension liability adjustments													616
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments													98
Foreign currency translation adjustments													3,273
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments													26
Balance at end of fiscal year at Mar. 31, 2010	442,100	1,643,238	6,619,525	(9,284)	239,571	579,811	1,712	(203,960)	(433,582)	(56,019)	(13,954)	8,865,177	235,922	9,101,099
Issuance of new shares of common stock by way of exercise of stock acquisition rights		894	893
Purchase of subsidiary shares from noncontrolling interest shareholders			4,337
Stock-based compensation expense (Note 30)			876
Losses on sales of shares of treasury stock				(84)
Redemption of Class 3 preferred stock (Note 15)			(250,000)
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)			20,550										127,270
Other-net			(476)	(6)									(723)
Net income attributable to Mitsubishi UFJ Financial Group				452,645										452,645
Cash dividends, Common stock				(169,636)
Cash dividends, Preferred stock, Class 3				(3,000)
Cash dividends, Preferred stock, Class 5				(17,940)
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 1)				1,408		242			188				19,551
Net change during the fiscal year						(271,982)	(3,402)	(103,751)	(193,937)					(188,820)
Purchases of shares of treasury stock (Note 16)											(250,138)
Sales of shares of treasury stock											1,262
Redemption of shares of treasury stock											250,000
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies											1,579
Initial origination of noncontrolling interests													39,799
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders													17,540
Decrease in noncontrolling interests related to deconsolidation of subsidiaries													(36,911)
Decrease in noncontrolling interest related to disposition of subsidiaries													(480)
Net income (loss) attributable to noncontrolling interests													(64,458)	64,458
Dividends paid to noncontrolling interests													(6,362)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains on investment securities													1,056
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities													5
Pension liability adjustments													(1,355)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments													17
Foreign currency translation adjustments													(3,687)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments													29
Balance at end of fiscal year at Mar. 31, 2011	442,100	1,644,132	6,395,705	254,103	239,571	308,071	(1,690)	(307,711)	(627,331)	(628,661)	(11,251)	8,335,699	327,213	8,662,912
Issuance of new shares of common stock by way of exercise of stock acquisition rights		1,012	1,010
Stock-based compensation expense (Note 30)			1,370
Losses on sales of shares of treasury stock				(218)
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)			(20,000)										30,000
Other-net			534										120
Net income attributable to Mitsubishi UFJ Financial Group				416,231										416,231
Cash dividends, Common stock				(169,776)
Cash dividends, Preferred stock, Class 5				(17,940)
Effect of adopting new guidance on embedded credit derivatives (Note 1)				135
Net change during the fiscal year						174,363	437	(94,212)	(48,327)					452,269
Purchases of shares of treasury stock (Note 16)											(18)
Sales of shares of treasury stock											849
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies											2,009
Initial origination of noncontrolling interests													9,991
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders													(7,440)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries													(67,276)
Decrease in noncontrolling interest related to disposition of subsidiaries													(4,609)
Net income (loss) attributable to noncontrolling interests													4,520	(4,520)
Dividends paid to noncontrolling interests													(16,487)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains on investment securities													572
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities													(96)
Pension liability adjustments													(86)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments													83
Foreign currency translation adjustments													(1,216)
Balance at end of fiscal year at Mar. 31, 2012	¥ 442,100	¥ 1,645,144	¥ 6,378,619	¥ 482,535	¥ 239,571	¥ 482,434	¥ (1,253)	¥ (401,923)	¥ (675,658)	¥ (596,400)	¥ (8,411)	¥ 8,583,158	¥ 275,289	¥ 8,858,447

Consolidated Statements Of Equity (Parenthetical) (Unappropriated Retained Earnings (Accumulated Deficit) (Note 17) [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Common Stock [Member]
Cash dividends, per share	¥ 12	¥ 12	¥ 11
Preferred Stock, Class 3 [Member]
Cash dividends, per share		¥ 30	¥ 60
Preferred Stock, Class 5 [Member]
Cash dividends, per share	¥ 115	¥ 115	¥ 100.5

Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 420,751		¥ 388,187		¥ 883,919
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	307,006		319,641		345,268
Impairment of goodwill (Note 6)					461
Impairment of intangible assets (Note 6)	30,986		26,566		12,400
Provision for credit losses (Note 4)	223,809		292,035		647,793
Employee benefit cost for severance indemnities and pension plans (Note 13)	48,823		29,459		72,592
Investment securities gains-net	(19,384)	[1]	(121,803)	[1]	(223,030)	[1]
Amortization of premiums on investment securities	81,384		67,130		12,336
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 29)	35,297		110,003		(50,295)
Foreign exchange losses (gains)-net	280,997		76,391		(236,055)
Equity in losses of equity method investees-net (Note 2)	499,427		113,017		83,893
Provision for deferred income tax expense	193,114		310,351		322,453
Gain on conversion rate adjustment of convertible preferred stock (Note 2)	(139,320)
Decrease (increase) in trading account assets, excluding foreign exchange contracts	(3,188,559)		1,148,259		801,245
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	2,326,503		1,456,811		(184,013)
Increase in unearned income, unamortized premiums and deferred loan fees	10,754		16,177		18,214
Decrease (increase) in accrued interest receivable and other receivables	(110,209)		26,815		3,322
Increase (decrease) in accrued interest payable and other payables	36,425		(18,190)		(6,866)
Net increase in accrued income taxes and decrease in income tax receivables	116,180		6,875		5,762
Increase (decrease) in allowance for repayment of excess interest (Note 24)	(37,452)		52,722		7,378
Net increase in collateral for derivative transactions	(618,295)		(37,209)		(132,610)
Other-net	94,642		(25,399)		(74,182)
Net cash provided by operating activities	592,879		4,237,838		2,309,985
Cash flows from investing activities:
Proceeds from sales of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	172,325,724		78,141,353		74,475,416
Proceeds from maturities of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	12,863,545		29,841,882		46,056,462
Purchases of investment securities available for sale (including purchases of securities under fair value option) (Note 3)	(192,356,659)		(116,023,266)		(135,509,931)
Proceeds from maturities of investment securities being held to maturity	835,356		415,008		296,420
Purchases of investment securities being held to maturity	(263,300)		(644,793)		(433,118)
Proceeds from sales of other investment securities	37,397		28,156		104,040
Purchases of other investment securities	(46,861)		(39,196)		(379,154)
Net decrease (increase) in loans	(5,609,261)		2,751,433		5,919,699
Net decrease (increase) in interest-earning deposits in other banks	1,344,430		(2,916,248)		(1,273,410)
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	471,372		350,828		233,782
Proceeds from sales of premises and equipment	20,618		14,732		17,878
Capital expenditures for premises and equipment	(131,187)		(98,323)		(114,230)
Purchases of intangible assets	(155,308)		(151,775)		(171,405)
Proceeds from sales and dispositions of investments in equity method investees	125,690		31,556		54,841
Proceeds from sales of consolidated VIEs and subsidiaries-net	1,297		45,957		1,290
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program (Note 4)	161,435
Other-net	11,462		(40,187)		(93,012)
Net cash used in investing activities	(10,364,250)		(8,292,883)		(10,814,432)
Cash flows from financing activities:
Net increase in deposits	3,242,703		2,211,211		9,408,480
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	4,745,245		747,174		(1,048,232)
Net decrease in due to trust account	(6,210)		(68,911)		(237,215)
Net increase (decrease) in other short-term borrowings	2,409,172		2,533,987		(1,720,216)
Proceeds from issuance of long-term debt	1,875,591		2,573,277		3,478,615
Repayment of long-term debt	(2,263,232)		(3,109,981)		(2,467,525)
Proceeds from issuance of common stock, net of stock issue expenses					1,036,053
Proceeds from sales of treasury stock	130		327		1,077
Payments for acquisition of preferred stock (Note 15)			(250,000)
Payments to acquire treasury stock (Note 16)	(18)		(86)		(4,621)
Dividends paid	(187,561)		(190,299)		(149,486)
Dividends paid to noncontrolling interests	(16,445)		(6,314)		(5,908)
Other-net	(11,523)		15,525		4,256
Net cash provided by financing activities	9,787,852		4,455,910		8,295,278
Effect of exchange rate changes on cash and cash equivalents	(16,876)		(32,584)		440
Net increase (decrease) in cash and cash equivalents	(395)		368,281		(208,729)
Cash and cash equivalents at beginning of fiscal year	3,230,804		2,862,523		3,071,252
Cash and cash equivalents at end of fiscal year	3,230,409		3,230,804		2,862,523
Cash paid during the fiscal year for:
Interest	683,034		725,400		831,847
Income taxes, net of refunds	119,897		116,399		84,890
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	16,198		5,576		5,763
Transfer to investment securities being held to maturity from investment securities available for sale (Note 3)					111,895
Exchange of shares in Senshu Bank for shares in Senshu Ikeda Holdings, Inc. (Note 18):
Acquisition of shares of Senshu Ikeda Holdings, Inc. recorded at fair value					79,073
Deconsolidation of Senshu Bank at book value					50,069
Exchange of ownership interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd. for equity investment in Morgan Stanley MUFG Securities, Co., Ltd. in connection with the securities joint venture (Note 2):
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.			127,270
Capital surplus			20,550
Adoption of new guidance on consolidation of certain variable interest entities (Note 1):
Increase in total assets, excluding cash and cash equivalents			237,008
Increases in total liabilities			214,887
Union Bank's acquisitions (Note 2):
Fair value of assets acquired			322,312
Fair value of liabilities assumed			328,332
Conversion of Morgan Stanley's convertible preferred stock (Note 2)	¥ 808,266

[1]	The following credit losses are included in Investment securities gains—net: ¥27,962 million, ¥17,495 million and ¥11,704 million; Other changes in equity from nonowner sources - Net ¥1,860 million, ¥2,993 million and ¥2,078 million; Total credit losses ¥29,822 million, ¥20,488 million and ¥13,782 million, March 31, 2010, 2011 and 2012, respectively.

Basis Of Financial Statements And Summary Of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Basis Of Financial Statements And Summary Of Significant Accounting Policies [Abstract]
Basis Of Financial Statements And Summary Of Significant Accounting Policies

1.    BASIS OF FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Mitsubishi UFJ Financial Group, Inc. ("MUFG") is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), Mitsubishi UFJ Trust and Banking Corporation ("MUTB"), Mitsubishi UFJ Securities Holdings Co., Ltd. ("MUSHD"), Mitsubishi UFJ NICOS Co., Ltd. ("Mitsubishi UFJ NICOS"), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. ("MUMSS"). See Note 2 for more information on the securities joint venture with Morgan Stanley. Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 27 for more information by business segment.

Basis of Financial Statements

The accompanying consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("US GAAP"). In certain respects, the accompanying consolidated financial statements reflect adjustments which are not included in the consolidated financial statements issued by MUFG and certain of its subsidiaries in accordance with applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.

Fiscal years of certain subsidiaries, which end on or after December 31, and MUFG's fiscal year, which ends on March 31, have been treated as coterminous. For the fiscal years ended March 31, 2010, 2011 and 2012, the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal years ended on or after December 31, would have resulted in an increase of ¥3.90 billion to net income, an increase of ¥13.87 billion to net income and a decrease of ¥1.56 billion to net income, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2010, 2011 and 2012 which, if recorded, would have had material effects on consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2010, 2011 and 2012.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, valuation allowances of deferred tax assets, tax reserves, valuation of financial instruments, goodwill, intangible assets, investment securities, allowances for repayment of excess interest and accrued severance indemnities and pension liabilities.

Summary of Significant Accounting Policies

Significant accounting policies applied in the accompanying consolidated financial statements are summarized below:

Consolidation—The consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities ("VIE"s) (together, the "MUFG Group"). In situations in which the MUFG Group has a controlling financial interest in other entities, including certain VIEs, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group's equity interest in the earnings of these equity investees, other-than-temporary impairment, and gains or losses realized on disposition of such investments are reported in Equity in losses of equity method investees-net. The MUFG Group recognizes an impairment loss on investments in equity method investees that is other than temporary. The MUFG Group determines whether loss on investments is other than temporary, through consideration of various factors, such as the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the investees, and the intent and ability to retain its investment in the investees for a period of time sufficient to allow for any anticipated recovery in the fair value. The MUFG Group also evaluates additional factors, such as the condition and trend of the economic cycle, and trends in the general market.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that would absorb the majority of the VIE's expected losses or receive the majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of a VIE which most significantly impact the VIE's economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal years.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of accumulated other changes in equity from nonowner sources. Tax effects of gains and losses on foreign currency translation of the financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal years. Gains and losses from such translation are included in Foreign exchange gains—net, as appropriate.

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase ("repurchase agreements"), securities purchased with agreements to resell ("resale agreements") and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if the transferor has not surrendered control over the securities. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2010, 2011 and 2012, there were no such transactions accounted for as sales.

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by a daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the consolidated balance sheets.

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value in the consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits—net, as appropriate. The MUFG Group has elected the fair value option for certain foreign securities. See Note 29 for a further discussion of fair value option.

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and are carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available for sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other changes in equity from nonowner sources, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost, and also investment securities held by subsidiaries that are investment companies or brokers and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and brokers and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to the consolidated statements of income when, in the opinion of management, a decline in estimated fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains—net in the consolidated statements of income. In determining other-than-temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers' financial needs. Derivatives are also used to manage counterparty credit risk and its market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities, as appropriate. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains—net with respect to foreign exchange contracts and in Trading account profits—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated as hedging instruments and qualify for hedge accounting. The MUFG Group designates a derivative as a hedging instrument at the inception of each such hedge relationship, and it documents, for such individual hedging relationships, the risk management objective and strategy, including the item being hedged, the specific risk being hedged and the method used to assess the hedge effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities, as appropriate. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other changes in equity from nonowner sources. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans—Loans originated by the MUFG Group ("originated loans") are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the remaining contractual terms of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group divides its loan portfolio into the following segments—Commercial, Residential, Card and UnionBanCal Corporation ("UNBC") based on the segments used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further divides the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income. The MUFG Group does not capitalize any accrued interest in the principal balances of impaired loans at each balance sheet date.

Once a loan is classified as a nonaccrual loan, the MUFG Group will generally not modify the terms of the loan as a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. If a nonaccrual loan has been restructured and the borrower is not delinquent under the restructured terms, and demonstrates that its financial condition has been improved, the MUFG Group may reclassify the loan to accrual status. This determination is generally performed once a year through a detailed internal credit rating review process. Once a restructured nonaccrual loan is deemed to be a troubled debt restructuring ("TDR"), the MUFG Group will continue to designate the loan as a TDR even if the loan is reclassified to accrual status.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor's estimate of undiscounted cash flows over the investor's initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan's yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition are recognized as impairments.

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. Interests in loans sold through a securitization accounted for as a sale may be retained in the form of subordinated tranches or beneficial interests. These retained interests are primarily recorded in Securities available for sale. The previous carrying amount of the loans involved in the transfer is allocated between the loans sold and the retained interests based on their relative fair values at the date of the securitization. Since quoted market prices are generally not available, the MUFG Group usually estimates fair value of these retained interests based on the present value of future expected cash flows by using modeling techniques that involve management's best estimates of key assumptions, which may include default ratio, recovery rates, and discount rates. See Note 29 for details of fair value measurements.

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit losses is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or existing economic conditions. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by collateral value, historical loss experience, probability of insolvency and category of loan based on its type and characteristics. The MUFG Group updates these conditions and probable loss on a regular basis and upon the occurrence of unexpected change in the economic environment.

The methodologies used to estimate the allowance and the charge-off policy for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment are the internal credit rating assigned to each borrower which represents the borrower's creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a TDR, based on the internal credit rating and historical loss factors which are based on the loss experience. See Note 4 for the information on loans to borrowers categorized based on the internal borrower rating. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

In relation to loans categorized as Legally/Virtually Bankrupt, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is basically determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans is generally fully charged off.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan's effective rate, the loan's observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management's judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management's evaluation of various conditions that are not directly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas and products of the MUFG Group, credit quality trends and risk identification, collateral values, loan volumes, underwriting standards and concentrations, specific industry conditions, recent loss experience and the duration of the current business cycle. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Commercial loans are generally considered uncollectible based on an evaluation of borrower financial condition as well as the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part. Consumer loans are generally considered uncollectible based on past due status and the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part.

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill—The MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	9 to 27	Declining-balance
Trade names	8 to 40	Straight-line

Intangible assets having indefinite useful lives are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers' accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other changes in equity from nonowner sources. The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group's business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers' profile, recent trend of borrowers' claims for reimbursement, and appropriate management's future forecasts. The allowance is recorded as a liability in Other liabilities. In relation to the estimate of this allowance, see Note 1 "Change in Accounting Estimates" section for the details.

Fees and Commissions—Revenue recognition of major components of fees and commissions is as follows:

•

Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

•

Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

•

Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year.

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a "stock split" as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings per Common Share—Basic earnings per share ("EPS") excludes dilutive effects of potential common shares and is computed by dividing net income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus, and unappropriated retained earnings.

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other changes in equity from nonowner sources. All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute changes in equity from nonowner sources and are presented, with related income tax effects, in the consolidated statements of changes in equity from nonowner sources.

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Reclassifications

Certain reclassifications and format changes have been made to the consolidated financial statements for the fiscal years ended March 31, 2010 and 2011 to conform to the presentation for the fiscal year ended March 31, 2012.

These reclassifications and format changes include 1) the presentation of "Employee benefit cost for severance indemnities and pension plans," "Amortization of premiums on investment securities" and "Increase in unearned income, unamortized premiums and deferred loan fees" as a separate line item which had previously been presented as "Other—net" in cash flows from operating activities, and 2) the presentation of "Proceeds from sales and dispositions of investments in equity method investees" as a separate line item which had previously been presented as "Other—net" in cash flows from investing activities in the consolidated statements of cash flows for the fiscal years ended March 31, 2010 and 2011.

These reclassifications and format changes did not result in a change to previously reported financial positions and results of operations.

Change in Accounting Estimates

Prior to the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS, a consumer finance subsidiary of MUFG, had estimated the allowance for repayment of excess interest (see Note 24 for the details of this allowance) based primarily on historical reimbursement rates of excess interest. For the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS revised its estimate by updating management's future forecast to reflect new reimbursement claims information and other data following various legal and industry developments that occurred during the fiscal year. For the fiscal year ended March 31, 2011, the effect from the changes had a negative impact on Income before income tax expense and Net income attributable to Mitsubishi UFJ Financial Group of ¥61 billion and ¥49 billion, respectively, and a corresponding impact on both basic and diluted earnings per common share of ¥3.45 per share.

The MUFG Group evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. When the useful life of intangible assets not subject to amortization is no longer determined to be indefinite, such as when unanticipated competition enters a market, the intangible asset is amortized over the remaining period that it is expected to contribute to positive cash flows. At September 30, 2011, the MUFG Group reevaluated the useful lives of its intangible assets related to its customer relationships from fund contracts, which had been recorded as intangible assets not subject to amortization. Due to the global financial downturn, including the recent financial market disruption in Europe and the downgrade of the US treasury bonds' credit rating, the downward trend of customer assets under management, which was previously on an upward trend, is not expected to recover in the near future and therefore is no longer expected to support indefinite useful lives of the intangible assets associated with the customer relationships from fund contracts. As a result of the reevaluation, the MUFG Group reclassified its intangible assets related to the customer relationships of ¥42,224 million from intangible assets not subject to amortization to those subject to amortization. See Note 6 for the details of these intangible assets.

Accounting Changes

Recognition and Presentation of Other-Than-Temporary Impairments—In April 2009, the FASB staff issued guidance, which amends the other-than-temporary impairment model for debt securities. This guidance requires an entity to recognize an other-than-temporary impairment of a debt security if the entity has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis. In addition, this guidance requires an entity to recognize the credit component of an other-than-temporary impairment of a debt security in earnings or the noncredit component in accumulated other changes in equity from nonowner sources when the entity does not intend to sell the debt security and if it is more likely than not that the entity will not be required to sell the debt security before recovery of its amortized cost basis. This guidance also requires additional disclosures, such as the calculation of credit losses, as well as factors considered in reaching a conclusion that an investment is not other than temporarily impaired by major security types. This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The MUFG Group adopted this guidance on April 1, 2009. The cumulative effect of the change included a decrease in the opening balance of Accumulated deficit at April 1, 2009 of ¥118,210 million, net of taxes with a corresponding adjustment to accumulated other changes in equity from nonowner sources. See Note 3 for a further discussion on this guidance.

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the previous guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the VIE which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a VIE. This guidance was effective from April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining the primary beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the above new guidance prospectively. Accordingly, financial statements for prior periods have not been restated. The net increase in the MUFG Group's consolidated assets, liabilities and shareholders' equity attributable to noncontrolling interests was ¥237,008 million, ¥214,887 million and ¥19,551 million, respectively, as of April 1, 2010. The cumulative effect on retained earnings was an increase of ¥1,408 million upon adoption. See Note 23 for further disclosures required by the new guidance.

Disclosure about Fair Value Measurements—In January 2010, the FASB issued new guidance which requires a new disclosure and clarifies existing disclosure requirements on fair value measurements. The guidance requires additional disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and activity in Level 3 fair value measurement. This guidance also clarifies existing disclosure requirements regarding the level of disaggregation and valuation inputs and techniques. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure of the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which is effective for interim and annual reporting periods beginning after December 15, 2010 with early application permitted. The MUFG Group adopted this guidance on April 1, 2010, except for the disclosure in regard to the Level 3 activity. For the disclosure in regard to the Level 3 activity, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group's disclosures about fair value measurements, but did not affect its financial position and results of operations. See Note 29 for details of disclosures required by this guidance.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of TDR and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. The existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward disclosures, is effective for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period. For the disclosures about items regarding activity that occurs during a reporting period, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group's disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

In January 2011, the FASB decided to defer the effective date for disclosures about TDRs by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. The MUFG Group adopted this guidance immediately upon issuance, which had no impact on its financial position and results of operations.

In April 2011, the FASB issued further guidance which finalizes its project on determining what constitutes a TDR for a creditor. Under this guidance, the deferred date for disclosures about TDRs by creditors is effective for the first interim and annual periods beginning on or after June 15, 2011. See Recently Issued Accounting Pronouncements—Amendment to Accounting for a Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring for details.

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations ("CDOs") and synthetic CDOs, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group adopted this guidance on April 1, 2011, and recorded a ¥135 million increase to retained earnings as a cumulative effect adjustment.

Amendments to Disclosures about an Employer's Participation in a Multiemployer Plan—In September 2011, the FASB issued new guidance intended to create greater transparency in financial reporting by requiring additional disclosures about an employer's participation in a multiemployer pension plan. This guidance requires companies to provide additional quantitative and qualitative disclosures about the significant multiemployer plans in which they participate. This guidance is effective for annual periods for fiscal years ending after December 15, 2011. The MUFG Group adopted this guidance on March 31, 2012, which had no impact on its financial position and results of operations. The guidance did not affect the MUFG Group's disclosures about the multiemployer pension plans since it did not participate in significant multiemployer pension plans.

Recently Issued Accounting Pronouncements

Amendment to Accounting for a Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor's evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor's evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower's effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements between US GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual periods beginning after December 15, 2011. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted.

In December 2011, the FASB issued further guidance which indefinitely defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. This does not defer the effective date of the other disclosure requirements within the new guidance.

The new guidance will only affect the presentation of other comprehensive income, and will not affect the MUFG Group's financial position and results of operations.

Amendments to Testing Goodwill for Impairment—In September 2011, the FASB issued new guidance which simplifies goodwill impairment testing. This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test which includes calculating the fair value of the reporting unit. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Scope Clarification of Accounting for Derecognition of in Substance Real Estate—In December 2011, the FASB issued new guidance, which resolves the diversity in practice about whether the guidance of real estate sales in property, plant, and equipment applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this guidance, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance of real estate sales in property, plant, and equipment to determine whether it should derecognize the in substance real estate. For public entities, the amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. This guidance requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance is effective for annual periods for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This new guidance will only affect the MUFG Group's disclosures about offsetting assets and liabilities, and will not affect the MUFG Group's financial position and results of operations.

Business Developments	12 Months Ended
Mar. 31, 2012
Business Developments [Abstract]
Business Developments

2.    BUSINESS DEVELOPMENTS

Mitsubishi UFJ NICOS Co., Ltd.

On March 30, 2011, MUFG and The Norinchukin Bank ("Norinchukin") increased the capital of Mitsubishi UFJ NICOS through allotment to existing shareholders. MUFG and Norinchukin acquired ¥85 billion and ¥15 billion of new common shares in Mitsubishi UFJ NICOS, respectively, with no change of ownership in the shares of Mitsubishi UFJ NICOS between MUFG and Norinchukin (i.e., approximately 85% owned by MUFG and 15% owned by Norinchukin).

UnionBanCal Corporation

On April 16 and 30, 2010, Union Bank, N.A. ("Union Bank"), a subsidiary of UNBC, entered into Purchase and Assumption Agreements with the Federal Deposit Insurance Corporation ("FDIC") to acquire certain assets and assume certain liabilities of Tamalpais Bank and Frontier Bank and thereby recorded goodwill and core deposit intangible assets of ¥8,068 million and ¥1,648 million, respectively. In connection with the acquisition, Union Bank also entered into two loss share agreements with the FDIC—one for single-family residential mortgage loans and another for commercial loans, the related unfunded commitments and other covered assets.

Investment in Morgan Stanley

On September 29, 2008, the MUFG Group and Morgan Stanley completed a final agreement to enter into a strategic capital alliance aiming to build a global strategic alliance primarily in the corporate and investment bank fields. On October 13, 2008, the MUFG Group purchased shares of preferred stock issued by Morgan Stanley. The investment in Morgan Stanley's preferred stock consisted of Series B Non-cumulative Non-voting Perpetual Convertible Preferred Stock ("Series B Preferred Stock") and Series C Non-cumulative Non-voting Perpetual Preferred Stock. On April 21, 2011, the MUFG Group and Morgan Stanley entered into an agreement to convert the Series B Preferred Stock with a face value of ¥808,266 million, into Morgan Stanley's common stock. On June 30, 2011, the MUFG Group converted the Series B Preferred Stock for approximately 385 million shares of Morgan Stanley's common stock, including approximately 75 million additional shares resulting from the adjustment to the conversion rate pursuant to the agreement. The adjustment to the conversion rate was recognized as a gain of ¥139,320 million, which was included in Gain on conversion rate adjustment of convertible preferred stock in Interest income on investment securities in the consolidated statement of income for the fiscal year ended March 31, 2012.

Prior to the conversion, the MUFG Group held approximately 3.0% of Morgan Stanley's common stock and the investment was included in Investment securities available for sale. As a result of the conversion, the MUFG Group held approximately 22.4% of Morgan Stanley's common stock, giving the MUFG Group the ability to exercise significant influence over the operations of Morgan Stanley. Accordingly, the MUFG Group has adopted the equity method of accounting for its investment in Morgan Stanley for the year ended March 31, 2012. Furthermore, the MUFG Group's investments, results of operations and retained earnings have been adjusted retroactively on a step-by-step basis as if the equity method of accounting had been in effect during all previous periods. The MUFG Group's retroactive adjustment was applied to the existing approximately 3.0% investment in Morgan Stanley's common stock through June 30, 2011. Following the conversion, the MUFG Group began recognizing its approximately 22.4% interest in Morgan Stanley's common stock as an investment in an equity method investee included in Other assets.

The previously reported amounts and the adjusted amounts are as follows:

	March 31, 2011
	As previously reported	As adjusted
	(in millions)
Investment securities—Securities available for sale	¥54,435,634	¥54,329,881
Other assets	5,226,412	5,321,120
Other liabilities	4,844,901	4,841,981
Retained earnings—Unappropriated retained earnings	254,411	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(620,844)	(628,661)

	Fiscal years ended March 31,
	2010		2011
	As previously reported	As adjusted	As previously reported	As adjusted
	(in millions, except per share data)
Interest income—Investment securities—Dividends	¥168,500	¥167,862	¥170,470	¥169,667
Equity in losses of equity method investees—net	(104,098)	(83,893)	(90,628)	(113,017)
Other non-interest income	195,966	191,307	140,766	148,532
Income tax expense	407,040	413,105	439,900	433,625
Net income attributable to Mitsubishi UFJ Financial Group	859,819	868,662	461,796	452,645
Basic earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	68.01	68.72	31.20	30.55
Diluted earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	67.87	68.59	31.08	30.43

Upon qualifying for the equity method of accounting on June 30, 2011, the MUFG Group performed a valuation of its Morgan Stanley investment. As a result of the valuation, the carrying amount of the MUFG Group's investment in common stock differed from the underlying equity in net assets of Morgan Stanley and the difference was recognized as goodwill.

At September 30, 2011, the quoted market price of Morgan Stanley's common stock had declined 41% from the quoted market price at June 30, 2011. The quoted market price at September 30, 2011 represented less than half of the MUFG Group's carrying amount on a per share basis. The MUFG Group evaluated this stock price decline to determine whether the investment in Morgan Stanley was other than temporarily impaired. The MUFG Group determined that the decline in the stock price was other than temporary in light of the increasingly stringent regulatory environment and the existing adverse economic events in Europe. More specifically, new and pending regulations, such as the US Dodd-Frank Wall Street Reform and Consumer Protection Act ("the Dodd-Frank Act") and the global regulatory framework often referred to as "Basel III," were expected to impose significant constraints on the business activities of financial institutions, including the prohibition on certain transactions, the enhancement of risk management frameworks, and the increase in capital adequacy requirements. Rules designed to further regulate the business operations of financial institutions were being adopted, or were at the time scheduled soon to be adopted, by government agencies, including the rules relating to resolution plans and rules generally referred to as the Volcker Rule under the Dodd-Frank Act. Furthermore, the impact of the prolonged European economic crisis had resulted in negative long-term prospects for the global financial market. The events in Europe have had an immediate effect on financial institutions holding sovereign securities and are also expected to have long-term consequences for financial institutions with operations in Europe. Given these uncertain economic environment and increasing regulatory challenges, and the significant difference between the carrying amount per share and the quoted market price of Morgan Stanley's common stock, the MUFG Group recorded an other-than-temporary impairment loss of ¥579,468 million at September 30, 2011. The MUFG Group's investment in Morgan Stanley's common stock was adjusted to the quoted market price of Morgan Stanley's common stock as of September 30, 2011, and the impairment loss was reflected in Equity in losses of equity method investees-net in the consolidated statement of income. The MUFG Group recorded no additional other-than-temporary impairment loss at March 31, 2012. See Note 14 for more information.

Securities Joint Venture with Morgan Stanley

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. The purpose of the joint venture is to collaborate in providing capital markets services to investment banking clients of the MUFG Group and Morgan Stanley and in offering a wide range of products and services, including Morgan Stanley's global products and services, to the MUFG Group's retail and middle market customers in Japan as well as to investment banking clients of both parties. The two joint venture companies will continue to offer products and services in sales and trading and research areas separately.

In relation to the integration of the securities companies in Japan, the former Mitsubishi UFJ Securities Co., Ltd. ("MUS") was restructured into an intermediate holding company, MUSHD, and a securities business subsidiary, MUS. On May 1, 2010, MUS changed its name to MUMSS and the MUFG Group's ownership interest in MUMSS also changed from 100% to 60%, with Morgan Stanley holding the remaining 40% voting and economic interest. Since the MUFG Group has retained control of MUMSS, the change in the MUFG Group's ownership interest has been accounted for as an equity transaction and the MUFG Group has recorded ¥127 billion and ¥21 billion of noncontrolling interests and capital surplus, respectively. MUMSS continues the existing Japan based retail, middle markets, capital markets and sales and trading businesses of the former MUS while integrating the investment banking team of the former Morgan Stanley Japan Securities Co., Ltd. ("MSJS").

Also, on May 1, 2010, MSJS was renamed to Morgan Stanley MUFG Securities Co., Ltd. ("MSMS"). MSMS continues to provide the existing sales and trading and capital markets operations of the former MSJS. The MUFG Group holds a 49% voting interest and a 60% economic interest in MSMS while Morgan Stanley holds the remaining 51% voting interest and 40% economic interest. The MUFG Group applies the equity method of accounting to MSMS due to its significant influence.

Per the shareholders' agreement between the MUFG Group and Morgan Stanley, to the extent that losses incurred by MUMSS or MSMS result in a requirement to restore its capital, the controlling shareholder is solely responsible for providing additional capital to a minimum level and the noncontrolling shareholder is not obligated to contribute additional capital.

On April 22, 2011, due to losses incurred by MUMSS in the fiscal year ended March 31, 2011, the MUFG Group contributed ¥30 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS. In October 2011, MUMSS implemented an early retirement program to reduce expenditures and improve operating performance. MUMSS recorded employee termination expenses of ¥20 billion in the second half of the fiscal year ended March 31, 2012. On November 24, 2011, the MUFG Group contributed ¥20 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS in order to restore its capital adversely affected by the expenses during the fiscal year ended March 31, 2012. The additional capital in MUMSS improves and strengthens its capital base and restores its capital adequacy level. The new MUMSS shares have no voting rights and do not change the proportion of voting interests in MUMSS or change the right to participate in MUMSS' earnings. In order to reflect the existing 60% economic interest in MUMSS after the MUFG Group's capital contribution, 40% of the new share issuance on April 2011 and November 2011, or ¥12 billion and ¥8 billion, respectively, was recognized as an increase in noncontrolling interest and a reduction of capital surplus, given that the rights to participate in the residual assets of MUMSS will be distributed to the MUFG Group and Morgan Stanley in proportion to their percentage ownership interests.

To the extent that MUMSS is required to increase its capital level due to factors other than losses, such as future regulatory capital changes, both the MUFG Group and Morgan Stanley are required to contribute the necessary capital based upon their economic interests as set forth above. In this context, to meet an anticipated change in regulatory capital requirements for MUMSS, the MUFG Group contributed ¥15 billion and Morgan Stanley contributed ¥10 billion of additional proportionate capital investments on November 24, 2011, and the contribution by Morgan Stanley was recognized as an increase of noncontrolling interest.

Investment Securities	12 Months Ended
Mar. 31, 2012
Investment Securities [Abstract]
Investment Securities

3.    INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of investment securities available for sale and being held to maturity at March 31, 2011 and 2012 were as follows:

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221		¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9		200,281
Foreign governments and official institutions bonds	973,175	16,472	856		988,791
Corporate bonds	3,058,698	84,262	3,418		3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293		1,138,571
Commercial mortgage-backed securities	31,485	181	1,276		30,390
Asset-backed securities	452,280	665	555		452,390
Other debt securities	960	—	—		960
Marketable equity securities	2,642,287	1,073,797	56,750		3,659,334

Total	¥53,249,694	¥1,268,565	¥188,378		¥54,329,881

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—		¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—		22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451		897,623
Corporate bonds	138,810	1,165	46		139,929
Asset-backed securities	935,876	32,144	3,930	(1)	964,090
Other debt securities	77	4	—		81

Total	¥3,017,189	¥48,236	¥6,427		¥3,058,998

Note:

(1)	UNBC reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses as of the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and is not included in the table above.

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:

(1)	As a result of the reclassification mentioned above, the unrealized losses at the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and is not included in the table above.

Investment securities other than securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥1,667,220 million and ¥876,333 million, at March 31, 2011 and 2012, respectively, because their fair values were not readily determinable.

At March 31, 2011, the cost-method investments included preferred stock issued by Morgan Stanley of ¥808,266 million. On June 30, 2011, MUFG converted Morgan Stanley's Series B Preferred Stock into Morgan Stanley's common stock, and applied the equity method of accounting to the investment in Morgan Stanley's common stock due to its resulting significant influence over Morgan Stanley. The MUFG Group's investment in Morgan Stanley's common stock was included in Other assets as an investment in an equity method investee at March 31, 2012. See Notes 2 and 14 for more information relating to investments in Morgan Stanley.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers and carried at fair value of ¥37,024 million and ¥33,432 million at March 31, 2011 and 2012, respectively. See Note 29 for the methodologies and assumptions used to estimate the fair values.

With respect to cost-method investments of ¥1,119,292 million and ¥302,318 million at March 31, 2011 and 2012, respectively, the MUFG Group has estimated a fair value using commonly accepted valuation models to determine if the investment is impaired in each reporting period. These cost-method investments are primarily comprised of nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future. See Note 29 for the details of these commonly accepted valuation models. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other than temporary.

With respect to cost-method investments of ¥ 547,928 million and ¥574,015 million at March 31, 2011 and 2012, respectively, the MUFG Group performed a test to determine whether any impairment indicator exists with respect to each cost-method investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to conduct the other-than-temporary impairment evaluation. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group's share in an investee's net assets to the carrying amount of the MUFG Group's investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit ratings, which are generally updated once a year based on the annual financial statements of issuers. In addition, if an event that could impact the credit rating of an issuer occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of those cost-method investments, which had aggregated costs of ¥515,263 million and ¥570,122 million at March 31, 2011 and 2012, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on its other-than-temporary impairment evaluation, the impairment losses on cost-method investments the MUFG Group recognized were ¥24,751 million for the fiscal year ended March 31, 2010. This impairment loss mainly resulted from impairment of a limited number of companies categorized in the financial institution and transportation industries. For the fiscal years ended March 31, 2011 and 2012, the MUFG Group also recognized impairment losses on cost-method investments of ¥2,882 million and ¥5,829 million, respectively. Each impairment loss did not include any significant impairment losses from specific companies. Those impairment losses were recognized based on those companies' particular circumstances.

The amortized cost and estimated fair values of debt securities being held to maturity and the estimated fair values of debt securities available for sale at March 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final maturities.

	Held-to-maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥729,168	¥732,666	¥15,218,529
Due from one year to five years	588,159	596,852	29,800,171
Due from five years to ten years	696,287	722,033	5,634,612
Due after ten years	371,754	379,138	3,648,313

Total	¥2,385,368	¥2,430,689	¥54,301,625

For the fiscal years ended March 31, 2010, 2011 and 2012, gross realized gains on sales of investment securities available for sale were ¥344,353 million, ¥270,384 million and ¥233,253 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥47,117 million, ¥35,966 million and ¥56,226 million, respectively. In the second half of the fiscal year ended March 31, 2012, the MUFG Group determined that it no longer had the intent to hold a certain security, which had a carrying value of ¥7,856 million, to maturity in response to a significant deterioration in the issuer's creditworthiness. As a result, the MUFG Group transferred from Securities being held to maturity to Securities available for sale. The MUFG Group sold all amount of such security until March 31, 2012. The realized losses resulting from the sale of the security were ¥691 million in the second half of the fiscal year ended March 31, 2012.

For the fiscal years ended March 31, 2010, 2011 and 2012, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥117,485 million, ¥139,020 million and ¥195,684 million, respectively, which were included in Investment securities gains—net in the consolidated statements of income. The losses of ¥117,485 million for the fiscal year ended March 31, 2010 included losses of ¥29,822 million from debt securities available for sale mainly classified as corporate bonds and ¥62,912 million from marketable equity securities. The losses of ¥139,020 million for the fiscal year ended March 31, 2011 included losses of ¥20,488 million from debt securities available for sale mainly classified as corporate bonds, and ¥115,650 million from marketable equity securities. The losses of ¥195,684 million for the fiscal year ended March 31, 2012 included losses of ¥13,782 million from debt securities available for sale mainly classified as corporate bonds, and ¥176,073 million from marketable equity securities.

The following tables show the unrealized gross losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2011 and 2012 by length of time that individual securities in each category have been in a continuous loss position:

Less than 12 months			12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	504,958	56,604	542	146	505,500	56,750	122

Total	¥25,635,372	¥165,148	¥1,238,149	¥23,230	¥26,873,521	¥188,378	3,779

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

The following describes the nature of the MUFG Group's investments and the conclusions reached on the temporary or other-than-temporary status of the unrealized losses.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds

As of March 31, 2012, the unrealized losses associated with Japanese national government bonds, Japanese government agency bonds, foreign governments bonds and foreign official institutions bonds are not expected to have any credit losses due to the creditworthiness of sovereign countries and related entities which are guaranteed by the governments, and such unrealized losses are primarily driven by changes in interest rates, not due to credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying consolidated statements of income.

Residential and commercial mortgage-backed securities

As of March 31, 2012, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises ("GSE") of the United States and collateralized by residential mortgage loans, are expected to be primarily driven by changes in interest rates and not due to credit losses. The unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from GSEs are expected to be primarily driven by rated investment grade, and with consideration of other factors, such as expected cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. As such, no impairment was recorded in the accompanying consolidated statements of income.

Asset-backed securities

As of March 31, 2012, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize a diversified pool of loan assets into multiple classes of notes from the cash flows generated by such loans, and pay the note holders through the receipt of interest and principal repayments from the underlying loans. Certain of these CLOs are highly illiquid securities for which fair values are difficult to obtain. Unrealized losses arise from widening credit spreads, credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market's opinion of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost. Any security with a change in credit rating is also subject to cash flow analysis to determine whether or not an other-than-temporary impairment exists. The MUFG Group monitored performance of securities and performed expected cash flow analysis, which indicated no observable credit quality issues on such securities at March 31, 2012. As a result, although the fair value of the CLOs portfolio declined during the years ended March 31, 2011 and 2012, no other-than-temporary impairment was recorded in the accompanying consolidated statements of income.

Corporate bonds

As of March 31, 2012, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group's cash flow projections using its base assumptions. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each fiscal year represents the credit loss component for which an other-than-temporary impairment occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The credit loss component is reduced when the corporate bonds are sold or matured. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	2010	2011	2012
	(in millions)
Balance at beginning of fiscal year	¥40,556	¥36,591	¥35,458

Additions:
Initial credit impairments	24,587	14,087	8,596
Subsequent credit impairments	5,235	6,401	5,186

Reductions:
Securities sold or matured	(33,787)	(21,621)	(19,174)

Balance at end of fiscal year	¥36,591	¥35,458	¥30,066

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at March 31, 2011 and 2012 was ¥23,708 million and ¥18,334 million, respectively. Of which, the credit loss component recognized in earnings was ¥35,458 million and ¥30,066 million, and the remaining amount related to all other factors recognized in accumulated other changes in equity from nonowner sources before taxes was ¥11,750 million and ¥11,732 million at March 31, 2011 and 2012, respectively.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairments. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group's review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group's investment portfolio is exposed to volatile equity prices affected by many factors including investors' perspectives as to future economic factors and the issuers' performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At March 31, 2012, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, since the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationships with its customers.

Loans And Allowance For Credit Losses	12 Months Ended
Mar. 31, 2012
Loans And Allowance For Credit Losses [Abstract]
Loans And Allowance For Credit Losses

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2011 and 2012, by domicile and type of industry of borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	2011	2012
	(in millions)
Domestic:
Manufacturing	¥11,248,033	¥11,451,720
Construction	1,280,899	1,155,926
Real estate	11,660,798	11,035,029
Services	3,417,689	3,239,688
Wholesale and retail	8,443,580	8,492,234
Banks and other financial institutions(1)	3,421,419	3,511,055
Communication and information services	1,249,272	1,284,585
Other industries	8,410,092	10,390,191
Consumer	18,420,864	17,636,553

Total domestic	67,552,646	68,196,981

Foreign:
Governments and official institutions	516,637	554,933
Banks and other financial institutions(1)	3,565,502	4,722,587
Commercial and industrial	13,116,390	15,675,995
Other	2,853,671	3,238,830

Total foreign	20,052,200	24,192,345

Unearned income, unamortized premiums—net and deferred loan fees—net	(102,871)	(91,083)

Total(2)	¥87,501,975	¥92,298,243

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥65,162 million and ¥46,634 million at March 31, 2011 and 2012, respectively, which are carried at the lower of cost or estimated fair value.

Nonaccrual and restructured loans were ¥2,008,729 million and ¥2,112,964 million at March 31, 2011 and 2012, respectively. Had interest on these loans been accrued pursuant to the original terms, gross interest income on such loans for the fiscal years ended March 31, 2011 and 2012 would have been approximately ¥101.1 billion and ¥93.8 billion, respectively, of which approximately ¥46.0 billion and ¥44.8 billion, respectively, were included in interest income on loans in the accompanying consolidated statements of income. Accruing loans contractually past due 90 days or more were ¥55,748 million and ¥65,577 million at March 31, 2011 and 2012, respectively.

The MUFG Group provided commitments to extend credit to customers with restructured loans. The amounts of such commitments were ¥13,796 million and ¥15,729 million at March 31, 2011 and 2012, respectively. See Note 22 for further discussion of commitments to extend credit.

Nonaccrual Loans

The nonaccrual status of loans by class at March 31, 2011 and 2012 is shown below:

	2011	2012
	(in millions)
Commercial
Domestic	¥686,084	¥808,757
Manufacturing	137,275	199,608
Construction	48,338	39,959
Real estate	128,282	104,690
Services	74,234	84,753
Wholesale and retail	171,870	237,380
Banks and other financial institutions	7,238	7,802
Communication and information services	32,978	33,233
Other industries	36,163	47,931
Consumer	49,706	53,401
Foreign-excluding UNBC	102,869	69,361
Residential	129,777	122,270
Card	141,445	113,450
UNBC	78,623	49,651

Total(1)	¥1,138,798	¥1,163,489

Note:

(1)	The above table does not include loans held for sale of ¥548 million and nil at March 31, 2011 and 2012, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,346 million at March 31, 2011 and 2012, respectively.

Impaired Loans

The MUFG Group's impaired loans primarily include nonaccrual loans and restructured loans. The following table shows information about impaired loans by class at March 31, 2011:

	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million.

The average recorded investments in impaired loans were approximately ¥1,717 billion and ¥1,866 billion, respectively, for the fiscal years ended March 31, 2010 and 2011.

For the fiscal years ended March 31, 2010 and 2011, the MUFG Group recognized interest income of approximately ¥33.4 billion and ¥42.0 billion, respectively, on impaired loans.

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including restructured loans, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management's assessment.

The following table shows information about impaired loans by class at March 31, 2012 and average recorded loan balance and recognized interest income on impaired loans for the fiscal year ended March 31, 2012:

	At March 31, 2012					Fiscal year ended March 31, 2012
	Recorded Loan Balance
	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,045,342	¥279,330	¥1,324,672	¥1,387,029	¥616,769	¥1,270,856	¥21,356
Manufacturing	302,210	56,268	358,478	376,393	187,081	333,409	5,656
Construction	33,802	22,034	55,836	60,498	19,986	63,215	1,370
Real estate	112,357	50,982	163,339	176,520	52,165	173,739	2,476
Services	140,228	36,378	176,606	182,044	74,707	176,047	3,203
Wholesale and retail	299,637	69,051	368,688	375,464	192,671	326,440	5,239
Banks and other financial institutions	9,418	253	9,671	11,777	2,314	9,812	85
Communication and information services	39,077	12,534	51,611	54,063	23,278	55,387	1,152
Other industries	54,183	8,918	63,101	63,336	40,484	57,612	927
Consumer	54,430	22,912	77,342	86,934	24,083	75,195	1,248
Foreign-excluding UNBC	154,249	177	154,426	155,433	89,049	138,900	1,016
Loans acquired with deteriorated credit quality	34,472	78	34,550	56,054	10,704	35,307	1,983
Residential	303,449	23,513	326,962	406,740	102,892	318,512	6,549
Card	145,123	1,666	146,789	164,659	47,418	149,255	6,972
UNBC	29,554	14,915	44,469	49,974	5,321	45,297	1,354

Total	¥1,712,189	¥319,679	¥2,031,868	¥2,219,889	¥872,153	¥1,958,127	¥39,230

Note:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2011 and 2012 are shown below:

At March 31, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥45,354,265	¥4,357,196	¥686,431	¥50,397,892
Manufacturing	9,957,029	1,141,101	137,275	11,235,405
Construction	1,007,788	223,791	48,306	1,279,885
Real estate	9,793,308	1,023,691	128,401	10,945,400
Services	2,878,813	445,863	74,234	3,398,910
Wholesale and retail	7,411,408	829,277	171,870	8,412,555
Banks and other financial institutions	3,110,731	298,554	7,238	3,416,523
Communication and information services	1,074,367	140,614	32,978	1,247,959
Other industries	8,210,660	156,090	36,163	8,402,913
Consumer	1,910,161	98,215	49,966	2,058,342
Foreign-excluding UNBC	14,992,355	1,006,010	39,490	16,037,855
Loans acquired with deteriorated credit quality	41,144	56,201	22,119	119,464

Total	¥60,387,764	¥5,419,407	¥748,040	¥66,555,211

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥16,015,242	¥134,773	¥16,150,015
Card	¥727,880	¥144,163	¥872,043

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,715,853	¥21,595	¥1,767,355	¥275,762	¥3,780,565

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for more information on FDIC covered loans.

At March 31, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,609,922	¥4,324,321	¥808,836	¥51,743,079
Manufacturing	10,139,970	1,100,059	199,608	11,439,637
Construction	901,366	213,648	39,928	1,154,942
Real estate	9,366,628	972,220	104,757	10,443,605
Services	2,713,378	425,694	84,753	3,223,825
Wholesale and retail	7,434,212	788,769	237,380	8,460,361
Banks and other financial institutions	3,065,589	433,192	7,803	3,506,584
Communication and information services	1,137,182	113,561	33,233	1,283,976
Other industries	10,185,274	152,041	47,964	10,385,279
Consumer	1,666,323	125,137	53,410	1,844,870
Foreign-excluding UNBC	18,779,012	1,099,549	65,715	19,944,276
Loans acquired with deteriorated credit quality	32,714	54,863	21,057	108,634

Total	¥65,421,648	¥5,478,733	¥895,608	¥71,795,989

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,461,203	¥125,715	¥15,586,918
Card	¥642,578	¥115,295	¥757,873

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,784,444	¥24,022	¥2,083,976	¥149,261	¥4,041,703

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥160,209 million. See Note 2 for more information on FDIC covered loans.

The MUFG Group categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group's internal borrower ratings of 1 through 15 with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower's expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower's business profile, management and compliance system. In evaluating a borrower's debt-service capability, the MUFG Group also conducts assessment on the level of earnings and an analysis of the borrower's net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15). Loans to borrowers categorized as Normal represent those that are not deemed to have collectability issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons. Loans to borrowers categorized as Likely to Become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the UNBC segment. The accrual status of these loans is determined by the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.

Commercial loans within the UNBC segment are categorized as either Pass or Criticized based on the internal credit rating assigned to each borrower. Criticized loans include those loans that are potentially weak, as the borrower has begun to exhibit deteriorating trends, well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt, and critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

For the Commercial, Residential and Card segments, credit quality indicators are based on March 31 information. For the UNBC segment, credit quality indicators are basically based on December 31 information.

Past Due Analysis

Age analysis of past due loans by class at March 31, 2011 and 2012 are shown below:

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

At March 31, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥36,474	¥68,428	¥104,902	¥51,638,177	¥51,743,079	¥8,064
Manufacturing	3,874	7,776	11,650	11,427,987	11,439,637	19
Construction	1,856	2,474	4,330	1,150,612	1,154,942	63
Real estate	6,551	16,413	22,964	10,420,641	10,443,605	2,735
Services	3,739	4,731	8,470	3,215,355	3,223,825	200
Wholesale and retail	10,225	10,246	20,471	8,439,890	8,460,361	71
Banks and other financial institutions	8	179	187	3,506,397	3,506,584	—
Communication and information services	4,718	5,939	10,657	1,273,319	1,283,976	15
Other industries	156	9,644	9,800	10,375,479	10,385,279	8
Consumer	5,347	11,026	16,373	1,828,497	1,844,870	4,953
Foreign-excluding UNBC	2,459	26,606	29,065	19,915,211	19,944,276	—
Residential	91,609	57,871	149,480	15,417,904	15,567,384	56,522
Card	29,751	46,695	76,446	666,978	743,424	—
UNBC	29,697	23,011	52,708	4,075,429	4,128,137	77

Total	¥189,990	¥222,611	¥412,601	¥91,713,699	¥92,126,300	¥64,663

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

Allowance for Credit Losses

Changes in the allowance for credit losses for the fiscal years ended March 31, 2010 and 2011 are shown below:

	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥1,156,638	¥1,315,615
Provision for credit losses	647,793	292,035
Charge-offs	520,772	385,770
Less—Recoveries	52,372	43,670

Net charge-offs	468,400	342,100
Others(1)	(20,416)	(25,094)

Balance at end of fiscal year	¥1,315,615	¥1,240,456

Note:

(1)	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2011 are shown below:

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Changes in the allowance for credit losses by portfolio segment for the fiscal year ended March 31, 2012 and recorded investment in loans by portfolio segment at March 31, 2012 are shown below:

Fiscal year ended March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	181,449	29,481	27,883	(15,004)	223,809
Charge-offs	126,157	23,075	43,073	24,494	216,799
Recoveries	36,043	216	1,486	5,684	43,429

Net charge-offs	90,114	22,859	41,587	18,810	173,370
Others(2)	(2,638)	—	—	(2,750)	(5,388)

Balance at end of fiscal year:
Individually evaluated for impairment	¥705,818	¥101,773	¥47,418	¥5,321	¥860,330
Collectively evaluated for impairment	245,916	67,855	21,158	53,857	388,786
Loans acquired with deteriorated credit quality	32,574	2,209	327	1,281	36,391

Allowance for credit losses total	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,479,098	¥321,074	¥145,805	¥44,469	¥1,990,446
Collectively evaluated for impairment	70,208,257	15,246,310	597,619	4,087,358	90,139,544
Loans acquired with deteriorated credit quality	108,634	19,534	14,449	70,085	212,702

Total loans(1)	¥71,795,989	¥15,586,918	¥757,873	¥4,201,912	¥92,342,692

Notes:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Others principally include gains from foreign exchange translation.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include a decrease in the allowance for credit losses due to loan disposal activity amounting to ¥6.8 billion, ¥0.6 billion and ¥1.2 billion for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

The MUFG Group sold ¥706 billion of commercial loans during the fiscal year ended March 31, 2012.

Loans Acquired in a Transfer

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, the following table sets forth information regarding loans acquired in connection with mergers, for which it is probable, at acquisition, that the MUFG Group will be unable to collect all contractually required payments receivable.

	2011	2012
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥341,843	¥29,483
Cash flows expected to be collected at acquisitions	181,663	2,854
Fair value of loans at acquisition	152,263	2,854
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥60,925	¥84,728
Additions	29,401	—
Accretion	(27,321)	(34,373)
Disposals	—	—
Reclassifications from nonaccretable difference	23,184	37,793
Foreign currency translation adjustments	(1,461)	(1,271)

Balance at end of fiscal year	¥84,728	¥86,877

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥522,015	¥662,369
Outstanding balance at end of fiscal year	662,369	493,111
Carrying amount at beginning of fiscal year	188,719	271,909
Carrying amount at end of fiscal year	271,909	212,702
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥760	¥2,854
Carrying amount at end of fiscal year	29,833	26,346
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥25,906	¥34,985
Additional provisions during fiscal year	13,516	5,620
Reductions of allowance during fiscal year	2,202	1,658
Balance of allowance for loan losses at end of fiscal year	34,985	36,391

The MUFG Group considered prepayments in the determination of contractual cash flows and cash flows expected to be collected based on historical results.

Lease Receivables

As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group's leasing operations are performed through leasing subsidiaries and consist principally of direct financing leases involving various types of data processing equipment, office equipment and transportation equipment.

As of March 31, 2011 and 2012, the components of the investment in direct financing leases were as follows:

	2011	2012
	(in millions)
Minimum lease payments receivable	¥638,287	¥565,967
Estimated residual values of leased property	26,713	17,653
Less—unearned income	(59,333)	(43,840)

Net investment in direct financing leases	¥605,667	¥539,780

Future minimum lease payment receivables under noncancelable leasing agreements as of March 31, 2012 were as follows:

Direct financing leases
(in millions)
Fiscal year ending March 31:
2013	¥190,504
2014	147,013
2015	96,016
2016	58,641
2017	26,999
2018 and thereafter	46,794

Total minimum lease payment receivables	¥565,967

Government-led Loan Restructuring Program

Under the legislation enacted by the Japanese Diet in June 1996, which incorporates the restructuring program for the loans of seven failed housing-loan companies (the "Jusen"), the Deposit Insurance Corporation ("DIC") established a Housing Loan Administration Corporation ("HLAC") to collect and dispose of the loans of the liquidated Jusen. In 1999, HLAC merged with the Resolution and Collection Bank Limited to create the Resolution and Collection Corporation ("RCC"), which is wholly owned by the DIC.

Financial institutions, including the MUFG Group, waived the repayment of substantial amounts of the loans to the Jusen and transferred the remaining balances to HLAC. Financial institutions were requested to make loans to HLAC to finance its collection activities, and in the fiscal year ended March 31, 1997, the MUFG Group made loans of ¥407,078 million with an original maturity term of 15 years. The 15-year term loans to HLAC, which are guaranteed by the DIC under the legislation and the loan agreements, mature in 2011 and earn interest at TIBOR (Tokyo Interbank Offered Rate) plus 0.125%. On October 1, 2005, the MUFG Group acquired, at fair value, loans of the UFJ Holdings Group to HLAC in connection with the merger with UFJ Holdings. During the fiscal years ended March 31, 2011 and 2012, certain of these loans were repaid before maturity. At March 31, 2011 and 2012, outstanding loans to RCC were ¥169,559 million and nil, respectively.

Under this restructuring program, a Financial Stabilization Fund (the "Special Fund") was established within the DIC, and the Bank of Japan and other financial institutions established another fund (the "New Fund"). These funds are principally invested in Japanese government bonds. The MUFG Group made non-interest-earning deposits of ¥176,089 million with the Special Fund and the New Fund in the fiscal year ended March 31, 1997, and expected all collection activities to be completed by December 2011, after 15 years of collection activities of the Jusen loans by RCC.

As the end of RCC's operations was approaching, the amount of the loss (so-called "stage two loss"), which might have ultimately been incurred through the collection activities, had been becoming clearer. In May 2011, the Japanese Diet enacted a law to partially revise the Deposit Insurance Law. Although it has already been decided that the loss should be shared equally between the Japanese government and private financial institutions, the revised law clarified the details of how the Japanese government will absorb the half of the loss. On the other hand, the second half of the loss, which has to be absorbed by private financial institutions, would be covered by the investment income earned by the Special Fund during the 15 years. However, if the loss exceeds the total of investment income earned by the Special Fund, such an excess loss would be covered by the deposits with the Special Fund. As a possibility of such an excess loss became higher, the MUFG Group recognized impairment losses for the deposits with the Special Fund of ¥22,705 million, which are included in Other non-interest expenses, for the fiscal year ended March 31, 2011.

The deposit balances with the New Fund and the Special Fund as of March 31, 2011 and 2012, which are included in Other assets, were ¥362,695 million and ¥204,956 million, respectively, reflecting a present value discount and subsequent accretion of the discount during the period until the expected maturity date.

In September 2011, the deposits of ¥161,435 million with the New Fund were fully collected according to their terms. In December 2011, the Policy Board Meeting of DIC announced a decision that it would return the Special Fund in full by the end of June 2012.

Subsequent to March 31, 2012, in June 2012, deposits of ¥204,956 million with the Special Fund, were fully collected according to the decision made in December 2011.

Sales of Loans

The MUFG Group originates various types of loans to corporate and individual customers in Japan and overseas in the normal course of its business. In order to improve its loan quality, BTMU and MUTB actively disposed of nonperforming loans. Most of such nonperforming loans were disposed of by sales to third parties without any continuing involvement. Management of BTMU and MUTB generally approves disposals after significant sales terms, including prices, are negotiated. As such, loans are disposed of by sales shortly after the loans are transferred to the held-for-sale classification. The net gains on the sales of loans were ¥17,764 million, ¥10,382 million and ¥16,256 million for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Loan Securitization

During the fiscal year ended March 31, 2009, the MUFG Group securitized commercial loans without recourse to a special purpose entity which was accounted for as a trust. The MUFG Group's retained interests consisted of senior beneficial interests which were recorded as investment securities. The subordinated beneficial interests were sold and the gains or losses recognized were not material. The MUFG Group had no significant securitization transactions accounted for as sales for the fiscal years ended March 31, 2010, 2011 and 2012.

The initial fair value of the senior beneficial interests at the date of the securitization was estimated based on the present value of future expected cash flows using inputs which are observable for the asset or liability either directly or indirectly. The key inputs and assumptions used in measuring the initial fair value were one month forward rates and anticipated credit spreads. A possibility of prepayment was not considered in measuring fair value because it was not assumed to occur for commercial loans.

The carrying amount of the investment securities was allocated between the senior beneficial interests and the subordinated beneficial interests based on their relative fair values at the date of the securitization. The senior beneficial interests are carried at their fair values, and the unrealized holding gains and losses are excluded from earnings and reported as a net amount in a separate component of shareholders' equity until realized. The fair value of the senior beneficial interests was ¥22,032 million and ¥12,133 million at March 31, 2011 and 2012, respectively. The purpose of the special purpose entity is to hold and manage only loans without recourse. The following table reflects principal amounts related to assets and liabilities of the special purpose entity at March 31, 2011 and 2012:

	2011	2012
	(in millions)
Principal amounts of commercial loans in trusts	¥25,638	¥15,165

Senior beneficial interests retained by the MUFG Group	¥22,854	¥12,559
Subordinated beneficial interests sold to investors	2,784	2,606

Total beneficial interests	¥25,638	¥15,165

The MUFG Group provides servicing for beneficial interests in the securitized loans. However, no servicing assets or liabilities were recorded as a result of this transaction since the MUFG Group received adequate compensation. The MUFG Group has never provided contractual or noncontractual financial support to the special purpose entity or subordinated beneficial interests holders during or before the present period. Also, there were no liquidity arrangements, guarantees or other commitments provided by third parties related to the transferred financial assets. At March 31, 2011 and 2012, key economic assumptions used in measuring the fair value of the senior beneficial interests were as follows:

	2011	2012
One month forward rate	(0.22) - 0.79%	(0.28) - 0.78%
Credit spread	2.80 - 7.20%	2.49 - 7.16%

At March 31, 2011 and 2012, the sensitivities of the fair value of the senior beneficial interests to an immediate adverse change of 10 basis points ("bp") and 20bp, and 10% and 20% were as follows:

	2011	2012
One month forward rate:
Impact of 10bp adverse change	99.85 - 99.92%	99.86 - 99.88%
Impact of 20bp adverse change	99.70 - 99.84%	99.72 - 99.77%
Credit spread:
Impact of 10% adverse change	99.02 - 99.79%	99.15 - 99.71%
Impact of 20% adverse change	98.04 - 99.57%	98.30 - 99.42%

The sensitivities are hypothetical. In this table, the effect of a variation in a particular assumption on the fair value of the senior beneficial interests was calculated without changing any other assumptions; in reality, changes could be correlated and changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The table below summarizes certain cash flows between the MUFG Group and the special purpose entity for the fiscal years ended March 31, 2011 and 2012:

	2011	2012
	(in millions)
Cash flows from collections received on senior beneficial interests	¥17,937	¥10,295
Cash flows from dividends on senior beneficial interests	209	119
Servicing fees collected	4	2

There were no other loans that were managed with the securitized loans, and both the transferred assets and the retained assets had no delinquencies at March 31, 2011 and 2012. No credit losses were incurred from those loans for the fiscal years ended March 31, 2011 and 2012.

Related Party Loans

In some cases, the banking subsidiaries of MUFG make loans to related parties, including their directors and executive officers, in the course of their normal commercial banking business. At March 31, 2011 and 2012, outstanding loans to such related parties were not material.

In the opinion of management, these related party loans were made on substantially the same terms, including interest rates and collateral requirements, as those terms prevailing at the date these loans were made. For the fiscal years ended March 31, 2010, 2011 and 2012, there were no loans to related parties that were charged-off. Additionally, at March 31, 2010, 2011, and 2012, there were no loans to related parties that were impaired.

Premises and Equipment	12 Months Ended
Mar. 31, 2012
Premises And Equipment [Abstract]
Premises And Equipment

5.    PREMISES AND EQUIPMENT

Premises and equipment at March 31, 2011 and 2012 consisted of the following:

	2011	2012
	(in millions)
Land	¥391,602	¥381,977
Buildings	694,384	708,223
Equipment and furniture	667,073	687,228
Leasehold improvements	225,407	233,123
Construction in progress	15,007	19,330

Total	1,993,473	2,029,881
Less accumulated depreciation	1,030,925	1,042,407

Premises and equipment-net	¥962,548	¥987,474

Premises and equipment include capitalized leases, principally related to data processing equipment, which amounted to ¥66,006 million and ¥45,883 million at March 31, 2011 and 2012, respectively. Accumulated depreciation on such capitalized leases at March 31, 2011 and 2012 amounted to ¥52,223 million and ¥31,090 million, respectively.

BTMU has entered into sales agreements to sell its buildings and land and, under separate agreements, leased those properties back for its business operations, including bank branches. BTMU either provided nonrecourse financings to the buyers for the sales proceeds or invested in the equities of the buyers. As a result, BTMU was considered to have continuing involvement with the properties. For accounting and reporting purposes, these transactions were accounted for under the financing method with the sales proceeds recognized as a financing obligation. The properties were reported on the consolidated balance sheets and depreciated. The financing obligation at March 31, 2011 and 2012 was ¥50,875 million and ¥48,500 million, respectively.

For the fiscal years ended March 31, 2010, 2011 and 2012, the MUFG Group recognized ¥9,198 million, ¥11,332 million and ¥10,913 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥1,350 million, ¥199 million and ¥5,209 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.

Goodwill And Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

6.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the changes in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2011 and 2012:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Total
				Other than UNBC	UNBC	Total
	(in millions)
Balance at March 31, 2010:
Goodwill	840,055	885,234	22,527	152,203	219,735	371,938	2,300	2,122,054
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥219,735	¥371,406	¥2,300	¥381,498

Goodwill acquired during the fiscal year(2)	—	—	—	—	8,068	8,068	—	8,068
Foreign currency translation adjustments and other	—	—	—	—	(26,174)	(26,174)	—	(26,174)

Balance at March 31, 2011:
Goodwill	840,055	885,234	22,527	152,203	201,629	353,832	2,300	2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥201,629	¥353,300	¥2,300	¥363,392
Foreign currency translation adjustments and other	—	—	—	—	(9,109)	(9,109)	—	(9,109)

Balance at March 31, 2012:
Goodwill	840,055	885,234	22,527	152,203	192,520	344,723	2,300	2,094,839
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥192,520	¥344,191	¥2,300	¥354,283

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with various acquisitions.

A goodwill impairment loss of ¥461 million was recognized for the fiscal year ended March 31, 2010. There were no impairment losses recognized for the fiscal years ended March 31, 2011 and 2012. The reporting unit for which an impairment loss was recognized is as follows:

Business Segment	Reporting Unit	Impairment loss
		2010
		(in millions)
Integrated Corporate Banking Business Group	BTMU-Corporate	¥461

		¥461

The fair value of the reporting unit noted above was estimated using the present value of expected future cash flows.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of intangible assets at March 31, 2011 and 2012:

	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,374,334	¥839,872	¥534,462	¥1,486,013	¥959,829	¥526,184
Core deposit intangibles	632,533	377,325	255,208	629,933	418,315	211,618
Customer relationships	207,670	113,435	94,235	231,209	125,260	105,949
Trade names	51,579	10,209	41,370	51,249	12,261	38,988
Other	4,173	2,648	1,525	4,263	2,805	1,458

Total	¥2,270,289	¥1,343,489	926,800	¥2,402,667	¥1,518,470	884,197

Intangible assets not subject to amortization:
Indefinite-lived customer relationships			42,224			—
Indefinite-lived trade names			4,459			3,037
Other			18,038			9,249

Total			64,721			12,286

Total			¥991,521			¥896,483

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2011 amounted to ¥153,887 million, which primarily consisted of ¥151,992 million of software. The weighted average amortization period for these assets is 6 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2011 amounted to ¥332 million.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2012 amounted to ¥163,961 million, which primarily consisted of ¥163,060 million of software. The weighted average amortization period for these assets is 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2012 amounted to ¥545 million.

For the fiscal years ended March 31, 2010, 2011 and 2012, the MUFG Group recognized ¥12,400 million, ¥26,566 million and ¥30,986 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The impairment loss for the fiscal year ended March 31, 2010 included a loss of ¥9,239 million relating to the contractual rights of a business alliance, which was reported under the Integrated Retail Banking Business Group. The intangible asset was not subject to amortization and was aggregated in Other intangible assets. The fair value of the intangible asset was calculated based on the present value of expected future cash flows. Estimated future cash flows were revised downwards due to a change in the business environment within our credit card business. Accordingly, the MUFG Group reevaluated the intangible asset and recognized an impairment loss.

The impairment loss for the fiscal year ended March 31, 2011 included a loss of ¥19,267 million relating to customer relationships under the Integrated Trust Assets Business Group and a loss of ¥6,226 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group. These intangible assets were not subject to amortization. The intangible assets were valued based on discounted expected future cash flows. Estimated future cash flows of the above customer relationships were revised downwards due to the global financial environment where low interest rates were expected to continue, and the appreciation of Japanese yen against major currencies, and its adverse impact to the growth prospect of trust assets. The estimated future cash flows of the above contractual rights were revised downwards due to the severe environment of the credit card business. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses.

The impairment loss for the fiscal year ended March 31, 2012 included a loss of ¥8,334 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group, which were not subject to amortization, and a loss of ¥18,554 million relating to the customer relationships from fund contracts under the Integrated Trust Assets Business Group, which were reclassified from intangible assets not subject to amortization to those subject to amortization at September 30, 2011. The intangible assets were valued based on discounted expected future cash flows. The MUFG Group incorporated the recent further deteriorated business environment of the credit card business into its future cash flows projection of the above contractual rights. Also, the estimated future cash flows of the above customer relationships from fund contracts were revised downward due to the recent global financial market instability and its adverse impact on the expected growth prospects of trust assets. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses. In relation to the estimate of useful lives of the customer relationships, see Note 1 "Change in Accounting Estimates" section for the details.

Also, for the fiscal year ended March 31, 2011, the MUFG Group recognized a loss of ¥16,370 million in Other non-interest expenses in the consolidated statements of income from the disposal of software for internal use due to a suspension of the system integration project by one of MUFG's subsidiaries.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2013	¥206,774
2014	164,765
2015	130,556
2016	102,121
2017	75,527

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Income Taxes

7.    INCOME TAXES

The detail of current and deferred income tax expense for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	(in millions)
Current:
Domestic	¥36,993	¥52,982	¥156,764
Foreign	53,659	70,292	79,313

Total	90,652	123,274	236,077

Deferred:
Domestic	304,054	293,450	171,889
Foreign	18,399	16,901	21,225

Total	322,453	310,351	193,114

Income tax expense	413,105	433,625	429,191
Income tax expense (benefit) reported in equity relating to:
Investment securities	344,757	(185,069)	116,997
Derivatives qualifying for cash flow hedges	(3,295)	(2,250)	235
Pension liability adjustments	157,720	(69,139)	(66,573)
Foreign currency translation adjustments	1,085	(2,032)	13,230

Total	500,267	(258,490)	63,889

Total	¥913,372	¥175,135	¥493,080

On November 30, 2011, the Japanese Diet enacted two tax related laws: "Amendment to the 2011 Tax Reform" and "Special Measures to Secure the Financial Resources to Implement the Restoration from The Great East Japan Earthquake." The changes under the new laws include a limitation on the use of net operating loss carryforwards to 80% of taxable income, a two-year increase in the carryforward period of certain net operating loss carryforwards to a nine-year period, and an approximately 5% reduction in the effective statutory rate of corporate income tax from 40.6% to 35.6%. While the reduction in the effective statutory rate was effective for fiscal years beginning on or after April 1, 2012, a temporary surtax levied on corporate income taxes to fund the earthquake recovery efforts caused the effective statutory rate of corporate income tax to be approximately 38.0% for the three year period between April 1, 2012 and March 31, 2015. The change in tax laws resulted in an increase of ¥77,997 million in income tax expense for the fiscal year ended March 31, 2012.

Reconciliation of Effective Income Tax Rate

Income taxes in Japan applicable to the MUFG Group are imposed by the national, prefectural and municipal governments, and in the aggregate resulted in a normal effective statutory rate of approximately 40.6% for the fiscal years ended March 31, 2010, 2011 and 2012. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

A reconciliation of the effective income tax rate reflected in the accompanying consolidated statements of income to the combined normal effective statutory tax rate for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
Combined normal effective statutory tax rate	40.6%	40.6%	40.6%
Nondeductible expenses	0.2	0.3	0.2
Dividends from foreign subsidiaries	0.0	0.1	0.1
Foreign tax credit and payments	0.7	3.3	(2.1)
Lower tax rates applicable to income of subsidiaries	(0.7)	(0.6)	(0.5)
Change in valuation allowance	(5.8)	10.6	2.3
Realization of previously unrecognized tax effects of subsidiaries	(0.9)	(3.7)	0.0
Nontaxable dividends received	(0.1)	(2.7)	(3.4)
Undistributed earnings of subsidiaries	(1.6)	(1.5)	0.2
Tax and interest expense for uncertainty in income taxes	0.6	0.2	0.1
Expiration of loss carryforward	0.2	6.4	4.8
Effect of changes in tax laws	—	—	9.1
Other—net	(1.3)	(0.2)	(0.9)

Effective income tax rate	31.9%	52.8%	50.5%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are computed for each tax jurisdiction using currently enacted tax rates applicable to periods when the temporary differences are expected to reverse. The tax effects of the items comprising the MUFG Group's net deferred tax assets at March 31, 2011 and 2012 were as follows:

	2011	2012
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥887,531	¥759,199
Operating loss carryforwards	259,183	186,800
Loans	2,785	9,031
Accrued liabilities and other	438,045	461,323
Premises and equipment, including sale-and-leaseback transactions	126,905	112,185
Derivative financial instruments	67,312	67,752
Investment securities (including trading account assets at fair value under fair value option)	209,673	—
Accrued severance indemnities and pension plans	169,349	206,329
Valuation allowance	(728,347)	(644,701)

Total deferred tax assets	1,432,436	1,157,918

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	—	37,876
Intangible assets	164,291	123,027
Lease transactions	51,239	48,124
Other	50,418	39,509

Total deferred tax liabilities	265,948	248,536

Net deferred tax assets	¥1,166,488	¥909,382

The valuation allowance was provided primarily against deferred tax assets recorded at MUFG and its subsidiaries with operating loss carryforwards. The amount of valuation allowance is determined based on future reversals of existing taxable temporary differences and future taxable income exclusive of reversing temporary differences. Future taxable income is developed from forecasted operating results, based on recent historical trends and approved business plans, the eligible carryforward periods and other relevant factors. For certain subsidiaries where strong negative evidence exists, such as the existence of significant amounts of operating loss carryforwards, cumulative losses and the expiration of unused operating loss carryforwards in recent years, a valuation allowance was recognized against the deferred tax assets as of March 31, 2011 and 2012 to the extent that it is more likely than not that they will not be realized.

Income taxes are not provided on undistributed earnings of certain foreign subsidiaries that are considered to be indefinitely reinvested in the operations of such subsidiaries. At March 31, 2011 and 2012, the undistributed earnings of such foreign subsidiaries amounted to approximately ¥26,378 million and ¥26,637 million, respectively. Determination of the amount of unrecognized deferred tax liabilities with respect to these undistributed earnings is not practicable because of the complexity associated with its hypothetical calculation including foreign withholding taxes and foreign tax credits. MUFG has neither plans nor the intention to dispose of investments in such foreign subsidiaries and, accordingly, does not expect to record capital gains or losses, or otherwise monetize the undistributed earnings of such foreign subsidiaries.

Operating Loss and Tax Credit Carryforwards

At March 31, 2012, the MUFG Group had operating loss carryforwards for corporate tax of ¥519,777 million and tax credit carryforwards of ¥1,324 million for tax purposes. Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2013	¥178,010	¥—
2014	27,904	—
2015	11,567	—
2016	—	—
2017	—	—
2018	37,574	103
2019 and thereafter	245,367	1,221
No definite expiration date	19,355	—

Total	¥519,777	¥1,324

Uncertainty in Income Tax

The following is a roll-forward of the MUFG Group's unrecognized tax benefits for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions)
Balance at beginning of fiscal year	¥72,857	¥75,479	¥61,297
Gross amount of increases for current year's tax positions	2,771	406	455
Gross amount of decreases for current year's tax positions	—	(1,482)	(339)
Gross amount of increases for prior years' tax positions	15,208	9,113	2,887
Gross amount of decreases for prior years' tax positions	(5,506)	(8,698)	(312)
Net amount of changes relating to settlements with tax authorities	(6,695)	(4,434)	(2,515)
Decreases due to lapse of applicable statutes of limitations	(1,281)	(1,479)	(1,123)
Foreign exchange translation	(1,875)	(7,608)	(1,762)

Balance at end of fiscal year	¥75,479	¥61,297	¥58,588

The total amount of unrecognized tax benefits at March 31, 2010, 2011 and 2012 that, if recognized, would affect the effective tax rate are ¥27,192 million, ¥24,639 million and ¥9,170 million, respectively. The remainder of the uncertain tax positions have offsetting amounts in other jurisdictions or are temporary differences.

The MUFG Group classifies interest and penalties, if applicable, related to income taxes as Income tax expense. Accrued interest and penalties (not included in the "unrecognized tax benefits" above) are a component of Other liabilities. The following is a roll-forward of the interest and penalties recognized in the consolidated financial statements for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions)
Balance at beginning of fiscal year	¥5,842	¥7,273	¥7,033
Total interest and penalties in the consolidated statements of income	4,490	585	27
Total cash settlements and foreign exchange translation	(3,059)	(825)	(126)

Balance at end of fiscal year	¥7,273	¥7,033	¥6,934

The MUFG Group is subject to ongoing tax examinations by the tax authorities of the various jurisdictions in which it operates. The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2011 and forward
United States—Federal	2007 and forward
United States—California	2005 and forward
United States—New York	2001 and forward
United States—New York City	2001 and forward

The MUFG Group is currently under continuous examinations by the tax authorities in various domestic and foreign jurisdictions and many of these examinations are resolved every year. It is reasonably possible that the unrecognized tax benefits will decrease by approximately ¥16.6 billion during the next twelve months, since resolved items will be removed from the balance whether their resolution results in payment or recognition.

Income (loss) before Income Tax Expense

Income (loss) before income tax expense by jurisdiction for the fiscal years ended March 31, 2010, 2011 and 2012 was as follows:

	2010	2011	2012
	(in millions)
Domestic income	¥870,192	¥443,304	¥1,037,891
Foreign income (loss)	426,832	378,508	(187,949	)(1)

Total	¥1,297,024	¥821,812	¥849,942

Note:

(1)	An other-than-temporary impairment loss of Morgan Stanley's common stock was included in Foreign income (loss). See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.

Pledged Assets And Collateral	12 Months Ended
Mar. 31, 2012
Pledged Assets And Collateral [Abstract]
Pledged Assets And Collateral

8.    PLEDGED ASSETS AND COLLATERAL

Pledged Assets

At March 31, 2012, assets mortgaged, pledged, or otherwise subject to lien were as follows:

2012
(in millions)
Trading account securities	¥10,832,084
Investment securities	5,653,930
Loans	8,243,786
Other	65,106

Total	¥24,794,906

The above pledged assets were classified by type of liabilities to which they related as follows:

2012
(in millions)
Deposits	¥258,780
Call money and funds purchased	535,139
Payables under repurchase agreements and securities lending transactions	13,468,050
Other short-term borrowings and long-term debt	10,471,528
Other	61,409

Total	¥24,794,906

In addition, at March 31, 2012, certain investment securities, principally Japanese national government and Japanese government agency bonds, loans, and other assets aggregating ¥16,277,464 million were pledged as collateral for acting as a collection agent of public funds, for settlement of exchange at the Bank of Japan and the Tokyo Bankers Association, for derivative transactions and for certain other purposes.

The MUFG Group engages in on-balance sheet securitizations. These securitizations of mortgage and apartment loans, which do not qualify for sales treatment, are accounted for as secured borrowings. The amount of loans in the table above represents, the carrying amount of these transactions with the carrying amount of the associated liabilities included in other short-term borrowings and long-term debt.

Under Japanese law, Japanese banks are required to maintain certain reserves on deposit with the Bank of Japan based on the amount of deposit balances and certain other factors. There are similar reserve deposit requirements for foreign offices engaged in banking businesses in foreign countries. At March 31, 2011 and 2012 the reserve funds maintained by the MUFG Group, which are included in Cash and due from banks and Interest-earning deposits in other banks, were ¥4,128,505 million and ¥3,562,136 million, respectively. Average reserves during the fiscal years ended March 31, 2011 and 2012 were ¥2,301,810 million and ¥2,875,129 million, respectively.

Collateral

The MUFG Group accepts and provides financial assets as collateral for transactions, principally commercial loans, repurchase agreements and securities lending transactions, call money, and derivatives. Financial assets eligible for such collateral include, among others, marketable equity securities, trade and notes receivable and certificates of deposit.

Secured parties, including creditors and counterparties to certain transactions with the MUFG Group, may sell or repledge financial assets provided as collateral. Certain contracts, however, may not be specific about the secured party's right to sell or repledge collateral under the applicable statutes and, therefore, whether or not the secured party is permitted to sell or repledge collateral would differ depending on the interpretations of specific provisions of the existing statutes, contract or certain market practices. If the MUFG Group determines, based on available information, that a financial asset provided as collateral might not be sold or repledged by the secured parties, such collateral is not separately reported in the consolidated balance sheets. If a secured party is permitted to sell or repledge financial assets provided as collateral by contract or custom under the existing statutes, the MUFG Group reports such pledged financial assets separately on the face of the consolidated balance sheets. At March 31, 2012, the MUFG Group pledged ¥24,361 billion of assets that may not be sold or repledged by the secured parties.

Certain banking subsidiaries accept collateral for commercial loans and certain banking transactions under a standardized agreement with customers, which provides that these banking subsidiaries may require the customers to provide collateral or guarantees with respect to the loans and other banking transactions. Financial assets pledged as collateral are generally negotiable and transferable instruments, and such negotiability and transferability is authorized by applicable legislation. In principle, Japanese legislation permits these banking subsidiaries to repledge financial assets accepted as collateral unless otherwise prohibited by contract or relevant statutes. Nevertheless, the MUFG Group did not sell or repledge nor does it plan to sell or repledge such collateral accepted in connection with commercial loans before a debtor's default or other credit events specified in the agreements as it is not customary within the banking industry in Japan to dispose of collateral before a debtor's default and other specified credit events. Derivative agreements commonly used in the marketplace do not prohibit a secured party's disposition of financial assets received as collateral, and in resale agreements and securities borrowing transactions, securities accepted as collateral may be sold or repledged by the secured parties. At March 31, 2011 and 2012, the fair value of the collateral accepted by the MUFG Group that is permitted to be sold or repledged was ¥12,352 billion and ¥11,721 billion, respectively, of which ¥8,227 billion and ¥8,530 billion, respectively, was sold or repledged.

At March 31, 2011 and 2012, the cash collateral paid for derivative transactions, which is included in Other assets, was ¥766,617 million and ¥1,334,968 million, respectively, and the cash collateral received for derivative transactions, which is included in Other liabilities, was ¥337,192 million and ¥272,806 million, respectively.

Deposits	12 Months Ended
Mar. 31, 2012
Deposits [Abstract]
Deposits

9.    DEPOSITS

The balances of time deposits, including certificates of deposit ("CDs"), issued in amounts of ¥10 million (approximately US$121 thousand at the Federal Reserve Bank of New York's noon buying rate on March 30, 2012) or more with respect to domestic deposits and issued in amounts of US$100,000 or more with respect to foreign deposits were ¥26,960,090 million and ¥13,898,728 million, respectively, at March 31, 2011, and ¥26,882,261 million and ¥17,553,275 million, respectively, at March 31, 2012.

The maturity information at March 31, 2012 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,498,871	¥17,396,644
Due after one year through two years	6,119,161	225,816
Due after two years through three years	3,163,459	59,652
Due after three years through four years	766,624	54,134
Due after four years through five years	739,301	55,173
Due after five years	146,472	48,790

Total	¥46,433,888	¥17,840,209

Call Loans And Funds Sold, And Call Money And Funds Purchased	12 Months Ended
Mar. 31, 2012
Call Loans And Funds Sold And Call Money And Funds Purchased [Abstract]
Call Loans And Funds Sold, And Call Money And Funds Purchased

10.    CALL LOANS AND FUNDS SOLD, AND CALL MONEY AND FUNDS PURCHASED

A summary of funds transactions for the fiscal years ended March 31, 2010, 2011 and 2012 is as follows:

	2010	2011	2012
	(in millions, except percentages and days)
Average balance during the fiscal year:
Call money and funds purchased	¥2,349,445	¥2,173,923	¥2,424,014
Call loans and funds sold	651,778	656,322	571,430

Net funds purchased position	¥1,697,667	¥1,517,601	¥1,852,584

Call money and funds purchased:
Outstanding at end of fiscal year:
Amount	¥1,883,824	¥2,313,487	¥2,796,221
Principal range of maturities	1 day to 30 days	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.28%	0.29%	0.28%
Maximum balance at any month-end during the fiscal year	¥2,611,306	¥2,488,885	¥3,808,763
Weighted average interest rate paid during the fiscal year	0.24%	0.27%	0.34%

Average balances are generally based on a daily average while a month-end average is used for certain average balances when it is not practicable to obtain applicable daily averages.

Due To Trust Account	12 Months Ended
Mar. 31, 2012
Due To Trust Account [Abstract]
Due To Trust Account

11.    DUE TO TRUST ACCOUNT

MUTB holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group's proprietary assets and are managed and accounted for separately.

However, excess cash funds of individual trust accounts are often placed with MUTB which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group's funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions for the fiscal years ended March 31, 2010, 2011 and 2012 is as follows:

	2010	2011(1)	2012
	(in millions, except percentages)
Average balance outstanding during the fiscal year	¥1,683,607	¥674,622	¥608,061
Maximum balance at any month-end during the fiscal year	1,795,280	752,244	1,117,699
Weighted average interest rate during the fiscal year	0.36%	0.12%	0.11%

Note

(1)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, the amount of average balance outstanding, the maximum balance at any month-end and weighted average interest rate during the fiscal year ended March 31, 2011 decreased. See Note 1 for further discussion of the adoption of the new guidance.

Short-Term Borrowings And Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings And Long-Term Debt [Abstract]
Short-Term Borrowings And Long-Term Debt

12.    SHORT-TERM BORROWINGS AND LONG-TERM DEBT

At March 31, 2011 and 2012, the MUFG Group had unused lines of credit for short-term financing amounting to ¥19,984,360 million and ¥11,527,432 million, respectively. The amounts principally consist of the lines of collateralized intraday overdrafts without interest charges and collateralized overnight loans on bills at the official discount rate granted by the Bank of Japan, which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension.

Other short-term borrowings at March 31, 2011 and 2012 were comprised of the following:

	2011	2012
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,262,885	¥1,560,552
Borrowings from the Bank of Japan	5,513,650	7,189,750
Borrowings from other financial institutions	175,951	201,139
Other	65,843	70,998

Total domestic offices	7,018,329	9,022,439

Foreign offices:
Commercial paper	732,910	1,359,900
Borrowings from other financial institutions	730,479	472,010
Other	6,595	27,276

Total foreign offices	1,469,984	1,859,186

Total	8,488,313	10,881,625
Less unamortized discount	116	100

Other short-term borrowings—net	¥8,488,197	¥10,881,525

Weighted average interest rate on outstanding balance at end of fiscal year	0.24%	0.23%

Long-term debt (with original maturities of more than one year) at March 31, 2011 and 2012 was comprised of the following:

	2011	2012
	(in millions)
MUFG:
Obligations under capital leases	¥22	¥28
Subordinated debt(1):
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 3.92%-4.42%	380,500	380,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	2,500	1,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	416	411
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,176	1,098
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	402	394
Floating rate borrowings, payable in Japanese yen, no stated maturity, principally 3.05%-3.17%	16,209	—

Total	401,225	383,931

BTMU:
Obligations under capital leases	¥17,937	¥17,554
Obligation under sale-and-leaseback transactions	50,875	48,500
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2012-2027, principally 0.26%-2.69%	1,485,402	1,518,900
Fixed rate bonds, payable in US dollars, due 2012-2017, principally 1.60%-3.85%	400,561	513,689
Fixed rate bonds, payable in other currencies excluding Japanese yen, and US dollars, due 2012-2016, principally 4.23%-5.58%(2)	64,496	98,337
Fixed rate borrowings, payable in Japanese yen, due 2012-2026, principally 0.10%-0.50%	7,428	7,238
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	462	395
Fixed rate borrowings, payable in other currencies excluding Japanese yen, and US dollars, due 2012-2013, principally 2.22%-5.65%(2)	1,294	320
Adjustable rate bonds, payable in Japanese yen, due 2014, principally 1.67%	20,000	20,000
Floating rate bonds, payable in US dollars, due 2014, principally 1.15%	41,575	40,898
Floating rate bonds, payable in other currencies excluding Japanese yen, and US dollars, due 2015, principally 5.78%	—	25,635
Floating rate borrowings, payable in US dollars, due 2014-2018, principally 0.79%-1.13%	424,065	457,190

Total	2,445,283	2,682,602
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2012-2031, principally 1.10%-2.91%	1,910,698	2,135,169
Fixed rate borrowings, payable in Japanese yen, due 2012-2035, principally 0.70%-2.52%	216,940	225,737
Fixed rate bonds, payable in US dollars, due 2011, principally 7.40%	167,380	—
Fixed rate borrowings, payable in US dollars, due 2013, principally 6.76%	108,393	105,260
Adjustable rate bonds, payable in Japanese yen, due 2018-2019, principally 0.91%-1.74%	93,700	93,700
Adjustable rate borrowings, payable in Japanese yen, due 2014-2028, principally 0.40%-2.90%	574,500	535,600
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.06%-4.78%	1,083,800	901,100
Adjustable rate borrowings, payable in US dollars, due 2017, principally 0.97%	145,928	41,095
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 1.29%-6.25%	207,875	201,366
Adjustable rate borrowings, payable in Euro, due 2017, principally 1.58%	11,757	10,980
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	154,605	144,387
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2017, principally 1.30%(2)	36,820	—
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	75,648	74,207
Floating rate borrowings, payable in Japanese yen, due 2020-2027, principally 0.51%-1.01%	38,100	41,900

Total	4,826,144	4,510,501
Obligations under loan securitization transaction accounted for as secured borrowings, due 2012-2044, principally 0.38%-5.90%	2,640,007	1,977,785

Total	9,980,246	9,236,942

Other subsidiaries:
Obligations under capital leases	¥11,398	¥11,489
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2041, principally 0.00%-8.80%	378,528	444,346
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2012-2038, principally 0.00%-10.00%	23,573	18,869
Fixed rate borrowings, bonds and notes, payable in Euro, due 2011, principally 1.75%	436	—
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2012-2038, principally 0.50%-10.95%(2)	3,389	4,945
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2042, principally 0.00%-20.00%	1,231,674	1,090,919
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2012-2038, principally 0.00%-6.03%	401,646	476,431
Floating rate bonds and notes, payable in Euro, due 2012-2014, principally 0.00%-0.50%	228	1,212
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2012-2038, principally 0.00%-6.00%(2)	16,079	14,843
Other institutions, due 2035, principally 1.64%-3.58%	3,812	—

Total	2,059,365	2,051,565
Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2030, principally 0.93%-3.04%	349,629	412,931
Fixed rate bonds and notes, payable in US dollars, due 2013-2016, principally 5.25%-11.33%	97,085	90,116
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2018-2020, principally 0.93%-2.70%	97,300	86,300
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%-3.50%	104,118	101,496
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2017, principally 0.64%-1.74%	161,823	195,030

Total	809,955	885,873
Obligations under loan securitization transaction accounted for as secured borrowings, due 2012-2019, principally 0.44%-7.29%	94,539	23,262

Total	2,975,257	2,972,189

Total	¥13,356,728	¥12,593,062

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as British pound, Russian Ruble, Chinese yuan, Indonesian rupiah, Hong Kong dollar, Australian dollar etc, have been summarized into the "Other currencies" classification.

The MUFG Group uses derivative financial instruments for certain debts to manage its interest rate and currency exposures. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2011 and 2012.

Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.

The following is a summary of maturities of long-term debt subsequent to March 31, 2012:

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2013	¥11	¥966,835	¥542,702	¥1,509,548
2014	8	1,009,996	493,242	1,503,246
2015	5	997,425	362,817	1,360,247
2016	2	679,883	183,517	863,402
2017	1	534,639	242,210	776,850
2018 and thereafter	383,904	5,048,164	1,147,701	6,579,769

Total	¥383,931	¥9,236,942	¥2,972,189	¥12,593,062

Severance Indemnities And Pension Plans	12 Months Ended
Mar. 31, 2012
Severance Indemnities And Pension Plans [Abstract]
Severance Indemnities And Pension Plans

13.     SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded contributory and non-contributory defined benefit pension plans ("pension benefits"), which cover substantially all of their employees and provide for lifetime annuity payments commencing at age 65 based on eligible compensation at the time of severance, rank, years of service and other factors.

BTMU and certain domestic subsidiaries, MUSHD, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans ("CDBPs") which provide benefits to all their domestic employees. MUTB has a contributory CDBP similar to these non-contributory CDBPs.

In December 2011, in accordance with the Defined Benefit Corporate Pension Plan Act, which permits each employer and employees' pension fund plan to separate the substitutional portion of the employees' pension fund from the rest of the fund and transfer the related obligation and assets to the Japanese government, MUTB obtained an approval from the Minister of Health, Labor and Welfare for an exemption from the obligation to pay benefits for future employee services related to the substitutional portion of the governmental welfare pension program. It is also in the process to submit an application to transfer the benefit obligation for past employee services related to the substitutional portion and the related government-specified portion assets. After the application is approved by the Japanese government, the benefit obligation for past employee services related to the substitutional portion and the related plan assets will be transferred to the Japanese government. The guidance, which addresses the accounting for the transfer to the Japanese government of a substitutional portion of employee pension fund liabilities, requires employers to account for the entire separation process of a substitutional portion from an entire plan upon completion of the transfer of the substitutional portion of the benefit obligation for both the past and the future employee services and the related plan assets to the government in a single settlement transaction. In accordance with the guidance, no accounting for the transfer was recorded for the fiscal year ended March 31, 2012.

In addition to the CDBPs, BTMU and MUTB had non-contributory closed Tax-Qualified Pension Plans ("closed TQPPs"), which were defined benefit pension plans that provide benefits to certain retired employees, excluding directors in Japan, based on eligible compensation at the time of severance, years of service and other factors. MUTB also had a contributory closed TQPP in addition to the non-contributory closed TQPPs. On March 2012, Tax-Qualified Pension Plans were abolished pursuant to the Amendment to the 2011 Tax Reform enacted on 2011. Prior to the abolishment, the contributory and non-contributory closed TQPPs held by BTMU and MUTB were integrated into their non-contributory CDBPs. The balances of projected benefit obligations and plan assets of the closed TQPPs were directly transferred with no impact on the MUFG Group's financial position and results of operations.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the

United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has severance indemnities plans ("SIP"s) under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group's foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits ("other benefits").

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2010, 2011 and 2012 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2010	2011	2012	2010		2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥41,823	¥39,713	¥39,709	¥6,414	¥872	¥6,092	¥909	¥6,328	¥968
Interest costs on projected benefit obligation	29,071	33,184	31,509	10,587	1,226	10,900	1,335	10,649	1,192
Expected return on plan assets	(49,826)	(56,105)	(55,336)	(15,309)	(936)	(16,220)	(1,086)	(14,216)	(1,106)
Amortization of net actuarial loss	51,980	15,600	29,424	2,682	678	1,386	516	6,221	514
Amortization of prior service cost	(9,801)	(10,576)	(11,534)	39	(67)	51	(61)	35	(57)
Amortization of net obligation at transition	(1)	—	—	—	123	—	115	—	105
Loss on settlements and curtailment	3,037	3,706	4,378	—	—	—	—	40	—

Net periodic benefit cost	¥66,283	¥25,522	¥38,150	¥4,413	¥1,896	¥2,209	¥1,728	¥9,057	¥1,616

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2010	2011	2012	2010		2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.66%	2.05%	1.91%	5.70%	5.77%	6.10%	6.04%	5.67%	5.36%
Discount rates in determining benefit obligation	2.05	1.91	1.55	6.10	6.04	5.67	5.36	4.73	4.70
Rates of increase in future compensation level for determining expense	3.07	3.06	3.23	4.64	—	4.72	—	4.67	—
Rates of increase in future compensation level for determining benefit obligation	3.06	3.23	3.31	4.72	—	4.67	—	4.60	—
Expected rates of return on plan assets	3.02	2.98	3.11	7.50	8.00	7.49	8.00	7.49	8.00

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	UNBC		Other than UNBC
	2011(1)	2012(1)	2011(1)	2012(1)
Initial trend rate	9.12%	8.90%	7.50%	7.50%
Ultimate trend rate	5.00%	5.00%	5.00%	4.50%
Year the rate reaches the ultimate trend rate	2018	2018	2016	2018

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥284	¥(234)	¥85	¥(65)
Effect on postretirement benefit obligation	2,394	(2,027)	1,104	(875)

Note:

(1)	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2010 and 2011, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2011 and 2012:

	Domestic subsidiaries					Foreign offices and subsidiaries
	2011		2012			2011		2012
	Non-contributory pension benefits and SIP	Contributory pension benefits	Non-contributory pension benefits and SIP	Contributory pension benefits		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,303,012	¥367,501	¥1,328,152	¥381,457		¥193,008	¥23,552	¥195,080	¥23,653
Service cost	34,320	5,393	33,605	6,104		6,092	909	6,328	968
Interest cost	25,608	7,576	24,394	7,115		10,900	1,335	10,649	1,192
Plan participants' contributions	—	1,061	—	726		12	439	13	420
Acquisitions/ Divestitures	(577)	—	(268)	—		19	—	—	—
Amendments	8,242	—	(27,159)	—		1	—	98	—
Actuarial loss	26,935	13,353	86,204	26,491		14,290	1,944	30,020	958
Benefits paid	(52,583)	(13,427)	(63,968)	(14,043)		(6,377)	(1,714)	(6,845)	(1,655)
Lump-sum payment	(16,805)	—	(15,613)	—		(194)	(10)	(754)	—
Translation adjustments and other	—	—	18,586 (1)	(18,586	)(1)	(22,671)	(2,802)	(9,228)	(835)

Benefit obligation at end of fiscal year	1,328,152	381,457	1,383,933	389,264		195,080	23,653	225,361	24,701

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,436,335	474,487	1,348,510	451,373		183,445	14,240	190,130	14,043
Actual return (loss) on plan assets	(61,992)	(17,535)	(18,132)	1,574		23,418	1,679	4,528	78
Employer contributions	26,737	6,787	28,135	16,645		11,728	1,168	2,835	1,128
Acquisitions/ Divestitures	13	—	(36)	—		26	—	—	—
Plan participants' contributions	—	1,061	—	726		12	439	13	420
Benefits paid	(52,583)	(13,427)	(63,968)	(14,043)		(6,377)	(1,714)	(6,845)	(1,655)
Translation adjustments and other	—	—	22,565 (1)	(22,565	)(1)	(22,122)	(1,769)	(7,870)	(644)

Fair value of plan assets at end of fiscal year	1,348,510	451,373	1,317,074	433,710		190,130	14,043	182,791	13,370

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥71,972	¥69,916	¥17,969	¥44,446		¥9,947	¥—	¥3,175	¥—
Accrued benefit cost	(51,614)	—	(84,828)	—		(14,897)	(9,610)	(45,745)	(11,331)

Net amount recognized	¥20,358	¥69,916	¥(66,859)	¥44,446		¥(4,950)	¥(9,610)	¥(42,570)	¥(11,331)

Note:

(1)	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.

The aggregated accumulated benefit obligations of these plans at March 31, 2011 and 2012 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011	2012
	(in millions)
Aggregated accumulated benefit obligations	¥1,685,442	¥1,747,624	¥181,239	¥209,145

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2011 and 2012 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011	2012
	(in millions)
Projected benefit obligations	¥115,835	¥1,332,424	¥27,588	¥209,930
Accumulated benefit obligations	110,342	1,308,177	26,927	193,899
Fair value of plan assets	69,059	1,247,873	12,750	164,314

BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥13,617 million, ¥17,098 million and ¥34,600 million, respectively. The ¥34,600 million charged to operations for the fiscal year ended March 31, 2012 mainly consisted of ¥20,512 million related to MUSHD.

The following table presents the amounts recognized in accumulated other changes in equity from nonowner sources of the MUFG Group at March 31, 2011 and 2012:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥493,526	¥644,335	¥54,427	¥6,709	¥85,384	¥7,982
Prior service cost	(43,264)	(58,889)	172	(181)	127	(148)
Net obligation at transition	—	—	—	245	—	102

Gross pension liability adjustments	450,262	585,446	54,599	6,773	85,511	7,936
Taxes	(180,954)	(235,331)	(21,486)	(2,675)	(33,581)	(3,126)

Net pension liability adjustments	¥269,308	¥350,115	¥33,113	¥4,098	¥51,930	¥4,810

The following table presents the changes in equity from nonowner sources in the fiscal years ended March 31, 2011 and 2012:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss arising during the year	¥175,922	¥184,611	¥7,129	¥1,360	¥40,553	¥2,093
Prior service cost arising during the year	8,243	(27,159)	28	34	(3)	(29)
Losses (gains) due to amortization:
Net actuarial loss	(15,600)	(29,424)	(1,386)	(516)	(6,221)	(514)
Prior service cost	10,576	11,534	(51)	61	(35)	57
Net obligation at transition	—	—	—	(115)	—	(105)
Curtailment and settlement	(3,706)	(4,378)	—	—	(40)	—
Foreign currency translation adjustments	—	—	(6,804)	(800)	(3,342)	(339)

Total changes in Accumulated other changes in equity from nonowner sources	¥175,435	¥135,184	¥(1,084)	¥24	¥30,912	¥1,163

The following table presents the expected amounts that will be amortized from accumulated other changes in equity from nonowner sources as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2013:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥37,759	¥7,578	¥698
Prior service cost	(12,311)	30	(54)
Net obligation at transition	—	—	78

Total	¥25,448	¥7,608	¥722

Investment policies

MUFG's investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2012 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.0%	0.3%	—%
Japanese debt securities	37.3	—	—
Non-Japanese equity securities	11.4	58.0	70.0
Non-Japanese debt securities	6.2	30.9	30.0
Real estate	—	8.0	—
Short-term assets	8.1	2.8	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG's expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as below:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants' benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2013 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥40.5 billion
For the pension benefits of foreign offices and subsidiaries	14.0 billion
For the other benefits of foreign offices and subsidiaries	1.2 billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2013	¥80,353	¥6,876	¥1,310
2014	82,786	7,614	1,409
2015	84,872	7,976	1,493
2016	86,120	8,780	1,581
2017	87,102	9,244	1,667
Thereafter (2018-2022)	434,603	59,505	9,069

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the valuation hierarchy described in Note 29.

Government bonds and other debt securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of securities and such securities are classified in Level 1 of the valuation hierarchy. Level 1 securities include Japanese government bonds, most of non-Japanese government bonds and certain corporate bonds. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the valuation hierarchy. Level 2 securities include certain non-Japanese government bonds, official institutions bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the valuation hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the valuation hierarchy. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds' investments, Japanese pooled funds are categorized into four major fund types; Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values and generally classified in Level 2 of the valuation hierarchy. Japanese pooled funds classified in Level 3 of the valuation hierarchy have underlying investments in non-Japanese debt securities and loans receivable whose fair values are measured by using significant unobservable inputs and there is inherent lack of the funds' liquidity.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted market prices and classified in Level 1 or Level 2 of the valuation hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values. The funds for which the fair values are measured at their net asset value are classified either in Level 2 or Level 3 depending on the nature of any restrictions on the investor's ability to redeem its investments at the measurement date or in the near future. Other investment funds classified in Level 3 of the valuation hierarchy mainly consist of certain private investment funds and real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds' liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 in the valuation hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short term investments. These instruments are generally classified in Level 1 or Level 2 of the valuation hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2011 and 2012:

Pension benefits and SIP Investments:

At March 31, 2011	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥81,695	¥—	¥—	¥81,695	¥—	¥—	¥—	¥—
Non-Japanese government bonds	41,397	2,406	—	43,803	3,304	4,693	—	7,997
Other debt securities(1)	4,294	53,829	6,356	64,479	—	8,794	—	8,794
Japanese marketable equity securities(2)	620,056	86	—	620,142	—	—	—	—
Non-Japanese marketable equity securities	21,755	446	93	22,294	14,350	—	—	14,350
Japanese pooled funds:
Japanese marketable equity securities(2)	—	87,472	—	87,472	—	—	—	—
Japanese debt securities(1)	—	236,111	—	236,111	—	—	—	—
Non-Japanese marketable equity securities	—	158,832	—	158,832	—	—	—	—
Non-Japanese debt securities	—	72,564	6,313	78,877	—	—	—	—
Other	—	9,058	2,501	11,559	—	—	—	—

Total pooled funds	—	564,037	8,814	572,851	—	—	—	—

Other investment funds	—	102,855	37,694	140,549	84,315	63,551	9,982	157,848	(4)
Japanese general account of life insurance companies(3)	—	150,583	—	150,583	—	—	—	—
Other investments	2,053	101,434	—	103,487	72	713	356	1,141

Total	¥771,250	¥975,676	¥52,957	¥1,799,883	¥102,041	¥77,751	¥10,338	¥190,130

At March 31, 2012	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥72,752	¥—	¥—	¥72,752	¥—	¥—	¥—	¥—
Non-Japanese government bonds	42,290	590	—	42,880	1,551	5,895	—	7,446
Other debt securities(1)	1,169	34,474	5,995	41,638	—	10,382	—	10,382
Japanese marketable equity securities(2)	546,179	14	—	546,193	—	—	—	—
Non-Japanese marketable equity securities	19,048	532	87	19,667	11,372	—	—	11,372
Japanese pooled funds:
Japanese marketable equity securities(2)	—	61,569	—	61,569	—	—	—	—
Japanese debt securities(1)	—	267,889	—	267,889	—	—	—	—
Non-Japanese marketable equity securities	—	164,195	—	164,195	—	—	—	—
Non-Japanese debt securities	—	75,554	5,807	81,361	—	—	—	—
Other	—	38,741	2,501	41,242	—	—	—	—

Total pooled funds	—	607,948	8,308	616,256	—	—	—	—

Other investment funds	—	92,731	41,097	133,828	74,530	65,582	12,282	152,394	(4)
Japanese general account of life insurance companies(3)	—	166,184	—	166,184	—	—	—	—
Other investments	2,420	108,966	—	111,386	68	785	344	1,197

Total	¥683,858	¥1,011,439	¥55,487	¥1,750,784	¥87,521	¥82,644	¥12,626	¥182,791

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,821 million (0.10% of plan assets) and ¥828 million (0.05 % of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,522 million (0.31% of plan assets) and ¥5,152 million (0.29% of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
(3)	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.24% (from April 1, 2010 to March 31, 2011) and 1.17% (from April 1, 2011 to March 31, 2012).
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥79,520 million of mutual funds and ¥19,829 million of common collective funds, and of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, which were held by UNBC at December 31, 2010 and 2011, respectively.

Other post retirement plan investments:

Foreign offices and subsidiaries
	March 31, 2011				March 31, 2012
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)				(in millions)
Other investment funds(1)	¥7,980	¥6,063	¥—	¥14,043	¥7,491	¥5,879	¥—	¥13,370

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2011 and 2012:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other debt securities	¥2,813	¥(25)	¥(117)	¥4,222	¥—	¥(537)	¥6,356
Non-Japanese marketable equity securities	—	—	(24)	117	—	—	93
Japanese pooled funds:
Non-Japanese debt securities	6,209	—	104	—	—	—	6,313
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,710	—	104	—	—	—	8,814

Other investment funds	26,934	(41)	1,845	8,956	—	—	37,694

Total	¥38,457	¥(66)	¥1,808	¥13,295	¥—	¥(537)	¥52,957

	Foreign offices and subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other investment funds	¥5,085	¥—	¥129	¥4,366	¥402	¥—	¥9,982
Other investments	563	—	(28)	(179)	—	—	356

Total	¥5,648	¥—	¥101	¥4,187	¥402	¥—	¥10,338

	Domestic subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other debt securities	¥6,356	¥45	¥298	¥(637)	¥108	¥(175)	¥5,995
Non-Japanese marketable equity securities	93	—	(6)	—	—	—	87
Japanese pooled funds:
Non-Japanese debt securities	6,313	12	444	(962)	—	—	5,807
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,814	12	444	(962)	—	—	8,308

Other investment funds	37,694	1	917	2,073	412	—	41,097

Other investments	—	7	(1)	(72)	66	—	—

Total	¥52,957	¥65	¥1,652	¥402	¥586	¥(175)	¥55,487

	Foreign offices and subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other investment funds	¥9,982	¥—	¥577	¥1,723	¥—	¥—	¥12,282
Other investments	356	—	(35)	23	—	—	344

Total	¥10,338	¥—	¥542	¥1,746	¥—	¥—	¥12,626

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥4,735 million, ¥5,525 million and ¥5,775 million, respectively.

Other Assets And Liabilities	12 Months Ended
Mar. 31, 2012
Other Assets And Liabilities [Abstract]
Other Assets And Liabilities

14.    OTHER ASSETS AND LIABILITIES

Major components of other assets and liabilities at March 31, 2011 and 2012 were as follows:

	2011	2012
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥885,842	¥2,028,601
Other	757,942	829,548
Investments in equity method investees	770,537	1,130,640
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	362,695	204,956
Prepaid benefit cost (Note 13)	151,835	65,590
Cash collateral paid (Note 8)	766,617	1,334,968
Other	1,625,652	1,735,535

Total	¥5,321,120	¥7,329,838

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,361,773	¥1,897,972
Other	900,446	1,064,692
Deferred tax liabilities	118,525	41,013
Allowance for off-balance sheet credit instruments	73,616	60,481
Accrued benefit cost (Note 13)	76,121	141,904
Guarantees and indemnifications	46,965	48,092
Cash collateral received (Note 8)	337,192	272,806
Accrued and other liabilities	1,927,343	2,025,671

Total	¥4,841,981	¥5,552,631

Investments in equity method investees include marketable equity securities carried at ¥208,497 million and ¥625,800 million at March 31, 2011 and 2012, respectively. Corresponding aggregated market values were ¥332,162 million and ¥945,983 million, respectively. Investments in equity method investees also include investments in MSMS at ¥183,054 million and ¥171,690 million, and in Morgan Stanley at ¥94,708 million and ¥497,363 million at March 31, 2011 and 2012, respectively. As of March 31, 2012, the MUFG Group held approximately 21.8% of Morgan Stanley's common stock.

The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other than temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥104,045 million, ¥46,804 million and ¥580,474 million for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. The impairment losses are included in Equity in losses of equity method investees-net in the consolidated statements of income. See Note 2 for further details of the impairment losses recorded on investments in Morgan Stanley for the fiscal year ended March 31, 2012.

Summarized Financial Information of the MUFG Group's equity method investees

Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group's equity method investees, as of March 31, 2011 and 2012, and for each of the three years in the period ended March 31, 2012 is as follows:

	2011	2012
	(in billions)
Financial instruments owned	¥25,620	¥22,884
Federal funds sold and securities purchased under agreements to resell	13,547	11,215
Securities borrowed	11,885	11,639
Total assets	69,529	64,193
Financial instruments sold, not yet purchased	11,331	10,765
Securities sold under agreements to repurchase and Securities loaned	13,045	8,821
Long-term debt	16,309	14,525
Total liabilities	63,999	58,391
Noncontrolling interests	692	680

	2010(1)	2011	2012
	(in billions)
Net revenues	¥2,216	¥2,561	¥2,517
Total non-interest expenses	1,772	2,164	2,084
Income from continuing operations before income tax expense	444	397	433
Net income applicable to Morgan Stanley	288	335	244

Note:

(1)	Summarized financial information for the 9 months period ended March 31, 2010 is presented, since the MUFG Group retroactively applied equity method accounting for the investment in Morgan Stanley's common stock since July 1, 2009. See Note 2 for more information.

Summarized financial information of the MUFG Group's equity method investees, other than Morgan Stanley as of March 31, 2011 and 2012, and for each of the three years in the period ended March 31, 2012 is as follows:

	2011	2012
	(in billions)
Net loans	¥11,753	¥11,214
Total assets	18,448	17,657
Deposits	6,604	6,830
Total liabilities	14,172	13,973
Noncontrolling interests	164	140

	2010	2011	2012
	(in billions)
Total interest income	¥599	¥538	¥475
Total interest expense	134	109	98
Net interest income	465	429	377
Provision for credit losses	161	126	51
Income (loss) before income tax expense (benefit)	63	(83)	128
Net income (loss)	24	(118)	75

Preferred Stock	12 Months Ended
Mar. 31, 2012
Preferred Stock [Abstract]
Preferred Stock

15.    PREFERRED STOCK

Pursuant to the Articles of Incorporation, MUFG was authorized to issue 120,000,000 shares of Class 3 Preferred Stock, 400,000,000 shares of Class 5 Preferred Stock, 200,000,000 shares of Class 6 Preferred Stock, 200,000,000 shares of Class 7 Preferred Stock and 1,000 share of Class 11 Preferred Stock without par value.

All classes of preferred stock are non-voting and have preference over common stock for the payment of dividends and the distribution of assets in the event of a liquidation or dissolution of MUFG. They are all non-cumulative and non-participating with respect to dividend payments. Shareholders of Class 5 and Class 11 Preferred Stock have the right to receive a liquidation distribution at ¥2,500 and ¥1,000 per share, respectively, and do not have the right to participate in any further liquidation distributions.

The number of shares of preferred stock issued and outstanding at March 31, 2010, 2011 and 2012 was as follows:

	Outstanding at March 31, 2010	Net change	Outstanding at March 31, 2011	Net change	Outstanding at March 31, 2012
	(number of shares)
Preferred stock:
Class 3	100,000,000	(100,000,000)	—	—	—
Class 5	156,000,000	—	156,000,000	—	156,000,000
Class 11	1,000	—	1,000	—	1,000

Total	256,001,000	(100,000,000)	156,001,000	—	156,001,000

None of the Class 6 and 7 Preferred Stock has been issued.

The aggregate liquidation preference of preferred stock issued and outstanding at March 31, 2010, 2011 and 2012 was as follows:

	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012
	(in millions)
Preferred stock:
Class 3	¥250,000	¥(250,000)	¥—	¥—	¥—
Class 5	390,000	—	390,000	—	390,000
Class 11	1	—	1	—	1

Total	¥640,001	¥(250,000)	¥390,001	¥—	¥390,001

Preferred stock included in Capital stock on the consolidated balance sheets at March 31, 2010, 2011 and 2012 was ¥442,100 million, which consisted of ¥122,100 million of Class 1, ¥125,000 million of Class 3 and ¥195,000 million of Class 5 Preferred Stock.

The portion of proceeds from the sale of shares that is designated as capital stock is determined by resolution of the Board of Directors of MUFG, however, at least 50% of the issue price of newly issued shares is required to be designated as capital stock at the time of incorporation or share issuance under the Company Law. Proceeds in excess of amounts designated as capital stock are designated as capital surplus. However, these provisions are not applied in a company reorganization, such as a merger, company split and share exchange. Preferred Stock Classes 8 through 12 were issued in exchange for UFJ Holdings' preferred stock and recorded in Capital surplus.

On April 1, 2010, MUFG acquired 100,000,000 shares of Class 3 Preferred Stock. On the same day, these 100,000,000 shares of Class 3 Preferred Stock were cancelled.

Preferred Stock Outstanding as of March 31, 2012

Class 5 Preferred Stock

Class 5 Preferred Stock is redeemable at the option of MUFG. At the time of issuance, the Board of Directors determines an issue price, an annual dividend (not to exceed ¥250 per share), and redemption terms, including a redemption price.

Class 5 Preferred Stock was issued by means of a third-party allocation to Nippon Life Insurance Company, Meiji Yasuda Life Insurance Company, TAIYO LIFE INSURANCE COMPANY, DAIDO LIFE INSURANCE COMPANY, Tokio Marine & Nichido Fire Insurance Co., Ltd., NIPPONKOA Insurance Company, Limited and Aioi Nissay Dowa Insurance Company, Limited. The preferred stock does not have voting rights at any general meetings of shareholders, unless otherwise provided by applicable laws and regulations. Preferred dividends are set to be ¥115 per share annually, except as of March 31, 2009. Preferred dividends were ¥43 per share as of March 31, 2009.

 Class 11 Preferred Stock

Class 11 preferred stockholders are entitled to receive annual non-cumulative dividends of ¥5.30 per share with priority over common stockholders.

Class 11 Preferred Stock is convertible into fully paid shares of MUFG common stock at the election of holders from establishment of MUFG to July 31, 2014, except during certain excluded periods, at an initial conversion price of ¥918.70 per share of common stock, subject to anti-dilution adjustments. The conversion price was subject to reset annually on July 15 from 2006 to 2013 to the average market price of the common stock for the 30 trading day period, if the average market price was less than the conversion price prior to the reset but not less than ¥918.70 per share. The acquisition price and the acquisition floor price of Class 11 Preferred Stock were adjusted as ¥889.60 per share on December 15, 2008, ¥888.40 per share on January 14, 2009, ¥867.60 per share on December 21, 2009, and ¥865.90 per share on December 25, 2009, in accordance with the provisions relating to the adjustment of the acquisition price set forth in the terms and conditions of Class 11 Preferred Stock.

All Class 11 Preferred Stock outstanding on August 1, 2014 will be mandatorily converted into shares of common stock at a conversion ratio of ¥1,000 divided by the higher of the average market price of the common stock for the 30 trading day period beginning 45 trading days prior to August 1, 2014 or ¥802.60.

Common Stock And Capital Surplus	12 Months Ended
Mar. 31, 2012
Common Stock And Capital Surplus [Abstract]
Common Stock And Capital Surplus

16.    COMMON STOCK AND CAPITAL SURPLUS

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	(shares)
Balance at beginning of fiscal year	11,648,360,720	14,148,414,920	14,150,894,620
Issuance of new shares of common stock by way of Offering (Public Offering)	2,337,000,000	—	—
Issuance of new shares of common stock by way of Third- Party Allotment	163,000,000	—	—
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	54,200	2,479,700	3,639,600

Balance at end of fiscal year	14,148,414,920	14,150,894,620	14,154,534,220

Under the Company Law, issuances of common stock, including conversions of bonds and notes, are required to be credited to the common stock account for at least 50% of the proceeds and to the legal capital surplus account ("legal capital surplus") for the remaining amounts.

The Company Law permits Japanese companies, upon approval by the Board of Directors, to issue shares in the form of a "stock split," as defined in the Company Law. Also, prior to April 1, 1991, Japanese companies were permitted to issue free share distributions. BTMU and MUTB from time to time made free share distributions. These free distributions usually ranged from 5% to 10% of outstanding common stock and publicly-owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders' record date by reducing retained earnings and increasing the appropriate capital accounts by an amount equal to the fair value of the shares issued. The application of such United States accounting practice to the cumulative free distributions made by BTMU and MUTB at March 31, 2012, would have increased capital accounts by ¥1,910,106 million with a corresponding decrease in unappropriated retained earnings.

The Company Law permits that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among these accounts under certain conditions upon the approval of a shareholders' meeting. The Company Law limits the increase of paid in capital in case disposition of treasury stock and issuance of common stock are performed at the same time.

Common Stock Issued during the fiscal year ended March 31, 2010

On December 21, 2009, MUFG issued 2,337,000,000 shares of common stock by way of offering. This type of stock was offered at ¥412.53 per share (issue price and selling price at ¥428.00 per share) for ¥964,082 million. As a result, ¥482,041 million was included in Capital stock, and the same amount was also included in Capital surplus.

On December 22, 2009, MUFG sold 163,000,000 shares of common stock through a secondary offering of shares by way of over-allotment, in which an underwriter borrows securities from certain shareholder(s) of MUFG to sell the shares, at a selling price of ¥428.00 per shares for ¥69,764 million. In connection with the secondary offering by way of over-allotment, on December 25, 2009, MUFG issued 163,000,000 new shares of common stock by way of third-party allotment at ¥412.53 per share for ¥67,242 million. As a result, ¥33,621 million was included in Capital stock, and the same amount was also included in Capital surplus.

As for Capital surplus, the fee retained by MUFG's subsidiary as underwriting compensation, net of stock issue expense, was included in the total Capital surplus balance in addition to the balance mentioned above.

Treasury Stock

The Company Law permits Japanese companies to effect purchases of their own shares pursuant to a resolution by the shareholders at an annual general meeting until the conclusion of the following ordinary general meeting of shareholders, and to hold such shares as their treasury stock indefinitely regardless of purpose. However, the Company Law requires the amount of treasury stock purchased should be within the amount of retained earnings available for dividends. Disposition of treasury stock is subject to the approval of the Board of Directors and is to follow the procedures similar to a public offering of shares for subscription.

Parent Company Shares Held by Subsidiaries and Affiliated Companies

At March 31, 2012, certain subsidiaries and affiliated companies owned shares of common stock of MUFG. Such shares are included in treasury stock in the consolidated balance sheets and deducted from the MUFG's shareholders' equity.

Retained Earnings, Legal Reserve And Dividends	12 Months Ended
Mar. 31, 2012
Retained Earnings Legal Reserve And Dividends [Abstract]
Retained Earnings, Legal Reserve And Dividends

17.    RETAINED EARNINGS, LEGAL RESERVE AND DIVIDENDS

In addition to the Company Law, Japanese banks, including BTMU and MUTB, are required to comply with the Banking Law of Japan (the "Banking Law").

Legal Reserve Set Aside as Appropriation of Retained Earnings and Legal Capital Surplus

Under the Company Law

The Company Law provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Company Law.

Under the Banking Law

The Banking Law provides that an amount at least equal to 20% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each fiscal year shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as appropriation of retained earnings and the legal capital surplus equals 100% of stated capital as defined in the Company Law.

Transfer of Legal Reserve

Under the Company Law

Under the Company Law, Japanese companies, including MUFG, were permitted, pursuant to a resolution by the shareholders at a general meeting, to make legal reserve set aside as appropriation of retained earnings and legal capital surplus available for dividends until the aggregate amount of the legal reserve and legal capital surplus equals 25% of stated capital as defined in the Company Law.

Under the Company Law, Japanese companies, including MUFG, BTMU and MUTB, are permitted, primarily pursuant to a resolution by the shareholders at a general meeting, to transfer legal capital surplus and legal reserve to stated capital and/or retained earnings without limitations of thresholds, thereby effectively removing the thresholds provided for in the Company Law and Banking Law at the company's discretion.

Under the Banking Law

Under the Banking Law, Japanese banks, including BTMU and MUTB, were permitted, pursuant to a resolution by the shareholders at a general meeting, to make legal reserve set aside as an appropriation of retained earnings and legal capital surplus available for dividends until the aggregate amount of the legal reserve and legal capital surplus equals 100% of stated capital as defined in the Company Law.

Unappropriated Retained Earnings and Dividends

In addition to the provision that requires an appropriation for legal reserve as described above, the Company Law and the Banking Law impose certain limitations on the amount available for dividends.

Under the Company Law, the amount available for dividends is based on the amount recorded in MUFG's general books of account maintained in accordance with accounting principles generally accepted in Japan ("Japanese GAAP"). The adjustments included in the accompanying consolidated financial statements but not recorded in MUFG's general books of account, as explained in Note 1, have no effect on the determination of retained earnings available for dividends under the Company Law. Under the Banking Law, MUFG, BTMU and MUTB have to meet the minimum capital adequacy requirements and distributions of retained earnings of MUFG, BTMU and MUTB, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum 4.0% Tier I capital for capital adequacy purposes.

MUFG was established on April 2, 2001 with common stock of ¥924,400 million, preferred stock of ¥222,100 million, legal capital surplus of ¥2,838,693 million and no retained earnings in accordance with the Code and Japanese GAAP.

On October 1, 2005, MUFG started with common stock and preferred stock of ¥1,383,052 million, legal capital surplus of ¥3,577,570 million and retained earnings of ¥757,458 million in accordance with the Code and Japanese GAAP.

MUFG's amount available for dividends, at March 31, 2012, was ¥4,376,963 million, which is based on the amount recorded in MUFG's general books of account under Japanese GAAP.

Annual dividends, including those for preferred stock, are approved by the shareholders at an annual general meeting held subsequent to the fiscal year to which the dividends are applicable. In addition, a semi-annual interim dividend payment may be made by resolution of the Board of Directors, subject to limitations imposed by the Company Law and the Banking Law.

In the accompanying consolidated statements of equity, dividends and appropriations to legal reserve shown for each fiscal year represent dividends approved and paid during the fiscal year and the related appropriation to legal reserve.

Noncontrolling Interests	12 Months Ended
Mar. 31, 2012
Noncontrolling Interests [Abstract]
Noncontrolling Interests

18.    NONCONTROLLING INTERESTS

Deconsolidation of Subsidiaries

The amounts of gains (losses) recognized due to deconsolidation of subsidiaries for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥32,420 million, ¥(10,323) million and ¥(9,492) million, respectively, and gains related to the remeasurement of retained investments for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥18,782 million, nil and nil, respectively. These gains and losses were recognized under "Other non-interest income" and "Other non-interest expenses," respectively in the consolidated statements of income.

On October 1, 2009, Senshu Bank Ltd., a former consolidated subsidiary of the MUFG Group, and The Bank of Ikeda Ltd. ("Bank of Ikeda") incorporated Senshu Ikeda Holdings, Inc. through a share exchange transaction based on the business integration agreement entered into by BTMU, Senshu Bank and Bank of Ikeda on May 25, 2009. As a result of the business integration, the MUFG Group acquired shares of Senshu Ikeda Holdings, Inc. in exchange for the MUFG Group's shares of Senshu Bank and ceased to have controlling financial interests in Senshu Bank. Senshu Bank was deconsolidated, and Senshu Ikeda Holdings, Inc. became an equity method investee of MUFG from October 1, 2009. MUFG recorded the retained investment at fair value, as measured by the quoted market price of Senshu Ikeda Holdings, Inc. and recognized a gain of ¥29,004 million in the consolidated statement of income.

Changes in MUFG's Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG's shareholders' equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥868,662	¥452,645	¥416,231
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Conversion of preferred stock to common stock issued by a subsidiary	(641)	—	—
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	—	20,550	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	—	—	(20,000)
Other	221	3,859	759

Net transfers from (to) noncontrolling interest shareholders	(420)	24,409	(19,241)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥868,242	¥477,054	¥396,990

Regulatory Capital Requirements	12 Months Ended
Mar. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements

19.    REGULATORY CAPITAL REQUIREMENTS

Japan

MUFG, BTMU, MUTB and MUSHD are subject to various regulatory capital requirements promulgated by the regulatory authorities of the countries in which they operate. Failure to meet minimum capital requirements will initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on MUFG's consolidated financial statements.

In Japan, MUFG, BTMU, and MUTB are subject to regulatory capital requirements promulgated by the Financial Services Agency of Japan ("FSA") in accordance with the provisions of the Banking Law and related regulations. A banking institution is subject to the minimum capital requirements both on a consolidated basis and a stand-alone basis, and is required to maintain the minimum capital irrespective of whether it operates independently or as a subsidiary under the control of another company. When a bank holding company manages operations of its banking subsidiaries, it is required to maintain the minimum capital adequacy ratio on a consolidated basis in the same manner as its subsidiary banks. The FSA provides two sets of capital adequacy guidelines. One is a set of guidelines applicable to Japanese banks and bank holding companies with foreign offices conducting international operations, as defined, and the other is applicable to Japanese banks and bank holding companies that are not engaged in international operations conducted by foreign offices.

Under the capital adequacy guidelines applicable to a Japanese banking institution with international operations conducted by foreign offices, a minimum capital ratio of 8.0% is required.

The Basel Committee on Banking Supervision of the Bank for International Settlements ("BIS") sets capital adequacy standards for all internationally active banks to ensure minimum level of capitals.

The Basel Committee worked over recent years to revise the 1988 Accord, and in June 2004, "International Convergence of Capital Measurement and Capital Standards: A Revised Framework" called Basel II was released. MUFG calculated capital ratios as of March 31, 2011 and 2012 in accordance with Basel II.

Basel II is based on "three pillars": (1) minimum capital requirements, (2) the self-regulation of financial institutions based on supervisory review process, and (3) market discipline through the disclosure of information. The framework of the 1988 Accord, Basel I, is improved and expanded to be included in "minimum capital requirements" as the first pillar of Basel II.

As for the denominator of the capital ratio, retaining the Basel I Framework, Basel II provides more risk-sensitive approaches and a range of options for determining the risk-weighted assets.

"Credit Risk"

The revised Framework provides options for determining the risk-weighted assets for credit risk to allow banks to select approaches that are most appropriate for their level of risk assessment while the Basel I Framework provided a sole measurement approach. Banks choose one of three approaches: "Standardized Approach," "Foundation Internal Ratings-Based Approach ("FIRB")" or "Advanced Internal Ratings-Based Approach ("AIRB")."

"Market Risk"

In the "Amendment to the Capital Accord to incorporate market risks" of the year 1996, a choice between two methodologies "the Standardized Methodology" and "Internal Models Approach" is permitted. "Combination of Internal Models Approach and the Standardized Methodology" is also allowed under certain conditions. This is unchanged in Basel II.

"Operational Risk"

Operational risk, which is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events, is newly added in Basel II. Basel II presents three methods for calculating operational risk capital charges: (i) the Basic Indicator Approach; (ii) the Standardized Approach; or (iii) Advanced Measurement Approaches ("AMA"). Banks adopt one of the three approaches to determine the risk-weighted assets for operational risk.

Banks need to obtain approval from their supervisors prior to adopting the following approaches to calculate capital requirements for each risk:

•	the Internal Ratings-Based ("IRB") Approach for credit risk

•	the Internal Models Approach for market risk

•	the Standardized Approach and AMA for operational risk

On the other hand, as for the numerator of the capital ratio, Basel II takes over in principle the eligible regulatory capital stipulated in Basel I.

Capital is classified into three tiers, referred to as Tier I, Tier II and Tier III capital and deductions from capital.

Tier I capital generally consists of equity items, including common stock, preferred stock, capital surplus, noncontrolling interests and retained earnings, less any recorded goodwill and other items such as treasury stock. Tier II capital generally consists of general reserves for credit losses up to 1.25% of risk-weighted assets, 45% of the unrealized gains on investment securities available for sale, 45% of the land revaluation excess, the balance of perpetual subordinated debt and the balance of subordinated term debt with an original maturity of over five years subject to some limitations, up to 50% of Tier I capital. Preferred stock is includable in Tier I capital unless the preferred stock has a fixed maturity, in which case, such preferred stock will be a component of Tier II capital. Tier III capital generally consists of short-term subordinated debt with an original maturity of at least two years, subject to certain limitations. At least 50% of a bank's capital base must be maintained in the form of Tier I capital.

Deductions include a banks' holdings of capital issued by other banks, or deposit-taking institutions and investments in subsidiaries engaged in banking and financial activities which are not consolidated in accordance with Japanese GAAP.

Due to a change in credit risk measurement by adopting Basel II, general provisions for credit losses can be included in Tier II capital according to the proportion of credit risk-weighted assets subject to the Standardized Approach only. Under the IRB approach, the capital is adjusted by the amount of the difference between total eligible provisions and total expected losses calculated within the IRB approach. Under certain conditions, banks are also required to deduct from regulatory capital securitization exposure, any increase in equity capital resulting from a securitization transaction and expected losses on equity exposures under the Probability of Default/Loss Given Default approach.

If a banking institution is not engaged in international operations conducted by foreign offices, it is subject to another set of capital adequacy requirements with a minimum capital ratio of 4.0%. Such guidelines incorporate measures of risk under the risk-weighted approach similar to the guidelines applicable to banking institutions with international operations. Qualifying capital is classified into Tier I and Tier II capital.

The Banking Law and related regulations require that one of three categories be assigned to banks and bank holding companies, based on its risk-adjusted capital adequacy ratio if the bank fails to meet the minimum target capital adequacy ratio. These categories indicate capital deterioration, which may be subject to certain prompt corrective action by the FSA.

MUFG, BTMU and MUTB have international operations conducted by foreign offices, as defined, and are subject to the 8.0% capital adequacy requirement.

The MUFG Group's proprietary assets do not include trust assets under management and administration in a capacity of agent or fiduciary and, accordingly trust account assets are generally not included in the capital measure. However, guarantees for trust principal are counted as off-balance sheet items requiring a capital charge in accordance with the capital adequacy guidelines.

In Basel II, MUFG and most of its major subsidiaries adopt AIRB to calculate capital requirements for credit risk. As of March 31, 2012, MUFG and most of its major subsidiaries adopted the AMA to calculate capital requirements for operational risk while MUFG and most of its major subsidiaries had adopted the Standardized Approach as of March 31, 2011. As for market risk, MUFG and most of its major subsidiaries adopt the Internal Models Approach mainly to calculate general market risk and adopt the Standardized Methodology to calculate specific risk.

The risk-adjusted capital amounts and ratios of MUFG, BTMU and MUTB presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA:

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2011:
Total capital (to risk-weighted assets):
MUFG	¥13,080,826	14.89%	¥7,024,396	8.00%
BTMU	11,469,704	15.82	5,798,844	8.00
MUTB	1,704,267	15.93	855,483	8.00
Tier I capital (to risk-weighted assets):
MUFG	9,953,332	11.33	3,512,198	4.00
BTMU	8,284,108	11.42	2,899,422	4.00
MUTB	1,392,725	13.02	427,742	4.00
At March 31, 2012:
Total capital (to risk-weighted assets):
MUFG	¥12,742,525	14.91%	¥6,836,528	8.00%
BTMU	11,716,158	16.27	5,759,478	8.00
MUTB	1,869,189	15.74	949,729	8.00
Tier I capital (to risk-weighted assets):
MUFG	10,522,282	12.31	3,418,264	4.00
BTMU	8,473,187	11.76	2,879,739	4.00
MUTB	1,470,672	12.38	474,864	4.00

Stand-alone:
At March 31, 2011:
Total capital (to risk-weighted assets):
BTMU	¥11,238,512	16.61%	¥5,410,825	8.00%
MUTB	1,706,845	16.01	852,749	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,179,095	12.09	2,705,413	4.00
MUTB	1,347,399	12.64	426,374	4.00
At March 31, 2012:
Total capital (to risk-weighted assets):
BTMU	¥11,514,330	17.41%	¥5,290,104	8.00%
MUTB	1,899,969	15.76	963,872	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,333,966	12.60	2,645,052	4.00
MUTB	1,410,875	11.71	481,936	4.00

MUMSS and other securities subsidiaries in Japan and overseas are also subject to regulatory capital requirements of the countries or jurisdictions in which they operate. In Japan, the Financial Instruments and Exchange Law and related ordinance require financial instruments firms to maintain a minimum capital ratio of 120% calculated as a percentage of capital accounts less certain fixed assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty credit and operations risks. Specific guidelines are issued as a ministerial ordinance which details the definition of essential components of the capital ratios, including capital, deductible fixed asset items and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a suspension of all or part of the business for a period of time and cancellation of a registration.

At March 31, 2011 and 2012, MUMSS's capital accounts less certain fixed assets of ¥250,421 million and ¥387,677 million, were 219.3% and 328.6% of the total amounts equivalent to market, counterparty credit and operations risks, respectively.

Management believes, as of March 31, 2012, that MUFG, BTMU, MUTB and other regulated securities subsidiaries met all capital adequacy requirements to which they are subject.

Note:

MUMSS'scapital ratio calculated as a percentage of capital accounts less certain fixed assets against amounts equivalent to market, counterparty credit and operations risks at March 31, 2011 has been restated from 219.4% to 219.3%.

United States of America

In the United States of America, UNBC and its banking subsidiary Union Bank, BTMU's largest subsidiaries operating outside Japan, are subject to various regulatory capital requirements administered by US Federal banking agencies, including minimum capital requirements. Under the capital adequacy guidelines and the regulatory framework for prompt corrective action, UNBC and Union Bank must meet specific capital guidelines that involve quantitative measures of UNBC's and Union Bank's assets, liabilities, and certain off-balance sheet items as calculated under US regulatory accounting practices. UNBC's and Union Bank's capital amounts and Union Bank's prompt corrective action classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require UNBC and Union Bank to maintain minimum ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to quarterly average assets (as defined).

The figures on the tables below are calculated according to Basel I as UNBC and Union Bank do not meet the criteria in the new US rules which would make adoption of the new Basel II rules mandatory. UNBC's and the Union Bank's actual capital amounts and ratios are presented as follows:

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
UNBC:
At December 31, 2010:
Total capital (to risk-weighted assets)	$9,685	15.01%	$5,161	8.00%
Tier I capital (to risk-weighted assets)	8,029	12.44	2,581	4.00
Tier I capital (to quarterly average assets)(1)	8,029	10.34	3,106	4.00
At December 31, 2011:
Total capital (to risk-weighted assets)	$11,142	15.98%	$5,579	8.00%
Tier I capital (to risk-weighted assets)	9,641	13.82	2,790	4.00
Tier I capital (to quarterly average assets)(1)	9,641	11.44	3,372	4.00

Note:

(1)	Excludes certain intangible assets.

	Actual		For capital adequacy purposes		Ratios OCC requires to be "well capitalized"
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Union Bank:
At December 31, 2010:
Total capital (to risk-weighted assets)	$8,866	13.85%	$5,119	8.00%	$6,399	10.00%
Tier I capital (to risk-weighted assets)	7,377	11.53	2,560	4.00	3,840	6.00
Tier I capital (to quarterly average assets)(1)	7,377	9.55	3,089	4.00	3,861	5.00
At December 31, 2011:
Total capital (to risk-weighted assets)	$10,004	14.43%	$5,546	8.00%	$6,933	10.00%
Tier I capital (to risk-weighted assets)	8,588	12.39	2,773	4.00	4,160	6.00
Tier I capital (to quarterly average assets)(1)	8,588	10.25	3,352	4.00	4,190	5.00

Note:

(1)	Excludes certain intangible assets.

Management believes, as of December 31, 2011, that UNBC and Union Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2010 and 2011, the most recent notification from the U.S. Office of the Comptroller of the Currency ("OCC") categorized Union Bank as "well capitalized" under the regulatory framework for prompt corrective action. To be categorized as "well capitalized," Union Bank must maintain a minimum total risk-based capital ratio of 10%, a Tier I risk-based capital ratio of 6%, and a Tier I leverage ratio of 5% as set forth in the table. There are no conditions or events since that notification that management believes have changed Union Bank's category.

Earnings Per Common Share Applicable To Common Shareholders Of MUFG	12 Months Ended
Mar. 31, 2012
Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Abstract]
Earnings Per Common Share Applicable To Common Shareholders Of MUFG
20.	EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥868,662	¥452,645	¥416,231
Income allocable to preferred shareholders:
Cash dividends paid	(21,678)	(20,940)	(17,940)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	846,984	431,705	398,291

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(1,123)	(1,232)	(589)
Stock options—kabu.com Securities	(1)	—	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥845,860	¥430,473	¥397,702

	2010	2011	2012
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	12,324,315	14,131,567	14,140,136
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	8,365	13,169	16,683

Weighted average common shares for diluted computation	12,332,681	14,144,737	14,156,820

	2010	2011	2012
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥68.72	¥30.55	¥28.17

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥68.59	¥30.43	¥28.09

For the fiscal year ended March 31, 2010, stock options issued by MU Hands-on Capital Ltd. could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.

For the fiscal year ended March 31, 2012, stock options and restricted stock units issued by Morgan Stanley could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.

In computing the number of the potentially dilutive common shares for the fiscal years ended March 31, 2010, 2011 and 2012, Class 11 Preferred Stock has been based on the conversion price of ¥865.9 at March 31, 2010, 2011 and 2012.

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

21.    DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivatives, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty's nonperformance of transactions.

Credit risk is the possibility that a loss may result from a counterparty's failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.

Trading Activities

The MUFG Group's trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments and debt instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.

Risk Management Activities

As part of the MUFG Group's risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease of interest income and interest expense on hedged variable rate assets and liabilities as a result of interest rate fluctuations are expected to substantially offset the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.

The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate volatility of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index. The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC whose fiscal years end on December 31.

Cash Flow Hedges

Hedging Strategies for Variable Rate Loans, Borrowings and Certificates of Deposit ("CDs") and Other Time Deposits

UNBC engages in several types of cash flow hedging strategies related to forecasted future interest payments, with the hedged risk being the changes in cash flows attributable to changes in the designated benchmark rate (i.e., US dollar LIBOR). In these strategies, the hedging instruments are matched with groups of similar variable rate instruments such that the reset tenor of the variable rate instruments and that of the hedging instrument are identical at inception. Cash flow hedging instruments currently being utilized include purchased caps and interest rate swaps. At December 31, 2011, the weighted average remaining life of the currently active cash flow hedges was approximately 2.0 years.

In the first quarter of 2011, UNBC terminated ¥77.7 billion notional amount of interest rate swaps concurrent with the issuance of ¥77.7 billion of fixed rate debt. The swaps were accounted for as a cash flow hedge and were used to mitigate the changes in cash flows on the forecasted fixed rate debt. At termination, UNBC had a related unrealized gain of ¥1.1 billion, which is being amortized into interest expense over the life of the debt. The hedge ineffectiveness that was recognized in earnings upon the termination of the interest rate swap was not significant.

UNBC used purchased interest rate caps with a notional amount of ¥77.7 billion to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed borrowings. Payments received under the cap contract offset the increase in borrowing interest expense if the relevant LIBOR index rises above the cap's strike rate.

UNBC used interest rate swaps with a notional amount of ¥89.4 billion to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed other borrowings and long-term debt. Payments received (or paid) under the swap contract offset fluctuations in other borrowings and long-term debt interest expense caused by changes in the relevant LIBOR index.

UNBC used purchased interest rate caps with a notional amount of ¥233.2 billion to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate component of forecasted issuances of short-term, fixed rate CDs. Net payments to be received under the cap contract offset increases in interest expense if the relevant LIBOR index rises above the cap's strike rate.

UNBC used interest rate swaps with a notional amount of ¥174.9 billion to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed loans. Payments received (or paid) under the swap contract offset fluctuations in interest income on loans caused by changes in the relevant LIBOR index.

Hedging transactions are structured at inception so that the notional amounts of the hedging instruments are matched to an equal principal amount of loans, CDs, or borrowings, the index and repricing frequencies of the hedging instruments match those of the loans, CDs, or borrowings and the period in which the designated hedged cash flows occurs is equal to the term of the hedge instruments. As such, most of the ineffectiveness in the hedging relationship results from the mismatch between the timing of reset dates on the hedging instruments versus those of the loans, CDs or borrowings.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness or hedge components excluded from the assessment of hedge effectiveness are recognized in noninterest expense in the period in which they arise. At December 31, 2011, UNBC expects to reclassify approximately ¥0.8 billion of net losses from accumulated other comprehensive income to net interest income for the fiscal year ending December 31, 2012. This amount could differ from amounts actually realized due to changes in interest rates and the addition of other hedges subsequent to December 31, 2011.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2011 and 2012:

	Notional amounts(1)
	2011	2012
	(in trillions)
Interest rate contracts	¥967.6	¥933.5
Foreign exchange contracts	121.6	128.0
Equity contracts	2.1	2.4
Commodity contracts	2.0	1.8
Credit derivatives	7.1	6.5
Others	1.2	1.2

Total	¥1,101.6	¥1,073.4

Note:

(1)	Includes both written and purchased position.

Impact of Derivatives on the Consolidated Balance Sheets

The following tables summarize fair value information on derivative instruments that are recorded on the MUFG Group's consolidated balance sheets at March 31, 2011 and 2012:

	Fair value of derivative instruments(1)(5)
At March 31, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,420	¥2	¥7,422
Foreign exchange contracts	2,315	—	2,315
Equity contracts	82	—	82
Commodity contracts	171	—	171
Credit derivatives	45	—	45

Total derivative assets	¥10,033	¥2	¥10,035

Derivative liabilities:
Interest rate contracts	¥7,330	¥—	¥7,330
Foreign exchange contracts	2,279	—	2,279
Equity contracts	85	—	85
Commodity contracts	137	—	137
Credit derivatives	47	—	47
Others(6)	(117)	—	(117)

Total derivative liabilities	¥9,761	¥—	¥9,761

	Fair value of derivative instruments(1)(5)
At March 31, 2012:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,064	¥—	¥9,064
Foreign exchange contracts	2,259	—	2,259
Equity contracts	58	—	58
Commodity contracts	122	—	122
Credit derivatives	55	—	55

Total derivative assets	¥11,558	¥—	¥11,558

Derivative liabilities:
Interest rate contracts	¥9,062	¥1	¥9,063
Foreign exchange contracts	2,458	—	2,458
Equity contracts	124	—	124
Commodity contracts	99	—	99
Credit derivatives	50	—	50
Others(6)	(83)	—	(83)

Total derivative liabilities	¥11,710	¥1	¥11,711

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Consolidated Statements of Income and on Accumulated Other Changes in Equity from Nonowner Sources

The following tables reflect more detailed information regarding the derivative-related impact on the consolidated statements of income by accounting designation for the fiscal years ended March 31, 2010, 2011 and 2012:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2010:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥213	¥213
Foreign exchange contracts	33	—	33
Equity contracts	—	(217)	(217)
Commodity contracts	—	(9)	(9)
Credit derivatives	—	(97)	(97)
Others	(2)	22	20

Total	¥31	¥(88)	¥(57)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2011:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2012:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥160	¥160
Foreign exchange contracts	(94)	—	(94)
Equity contracts	—	(47)	(47)
Commodity contracts	—	(1)	(1)
Credit derivatives	—	2	2
Others	(1)	(36)	(37)

Total	¥(95)	¥78	¥(17)

Gains and losses for derivatives designated as cash flow hedges

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
For the fiscal year ended March 31, 2010:
Interest rate contracts	¥4	Interest income	¥12		¥—

Total	¥4		¥12		¥—

For the fiscal year ended March 31, 2011:
Interest rate contracts	¥—	Interest income	¥6		¥—

Total	¥—		¥6		¥—

For the fiscal year ended March 31, 2012:
Interest rate contracts	¥—	Interest income	¥(1)		¥—

Total	¥—		¥(1)		¥—

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the consolidated balance sheets with the host contract. The MUFG Group accounts for credit-linked notes as host contracts with embedded derivatives and measures the entire contracts at fair value.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage credit risk exposures, to facilitate client transactions, and for proprietary trading purpose, under which they provide counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of these credit derivatives include primarily single name credit default swaps, index and basket credit default swaps and credit-linked notes. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group's counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged. The table below summarizes certain information regarding protection sold through credit default swaps and credit-linked notes as of March 31, 2011 and 2012:

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,719	¥1,876,565	¥73,711	¥2,561,995	¥(10,589)
Non-investment grade	108,045	179,289	249	287,583	(1,611)
Not rated	9,872	13,505	—	23,377	(60)

Total	729,636	2,069,359	73,960	2,872,955	(12,260)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	93,121	47,755	86,016	226,892	(661)
Non-investment grade	3,520	36,908	—	40,428	15
Not rated	—	8,847	—	8,847	(184)

Total	96,641	93,510	86,016	276,167	(830)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	30,669	367,549	2,000	400,218	(7,247)
Non-investment grade	—	30,155	—	30,155	(383)
Not rated	—	6,939	—	6,939	240

Total	30,669	404,643	2,000	437,312	(7,390)

Total index and basket credit default swaps sold	127,310	498,153	88,016	713,479	(8,220)

Total credit default swaps sold	¥856,946	¥2,567,512	¥161,976	¥3,586,434	¥(20,480)

Credit-linked notes(3)	¥—	¥33,217	¥174,436	¥207,653	¥(117,870)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2012:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥738,815	¥1,496,719	¥130,926	¥2,366,460	¥2,389
Non-investment grade	111,916	122,896	1,503	236,315	4,205
Not rated	15,692	10,390	—	26,082	(19)

Total	866,423	1,630,005	132,429	2,628,857	6,575

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,129	119,132	44,238	180,499	772
Non-investment grade	35,413	940	—	36,353	45
Not rated	7,824	—	—	7,824	(68)

Total	60,366	120,072	44,238	224,676	749
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	51,600	358,506	4,000	414,106	(4,025)
Non-investment grade	5,950	10,082	—	16,032	(161)
Not rated	—	12,251	—	12,251	838

Total	57,550	380,839	4,000	442,389	(3,348)

Total index and basket credit default swaps sold	117,916	500,911	48,238	667,065	(2,599)

Total credit default swaps sold	¥984,339	¥2,130,916	¥180,667	¥3,295,922	¥3,976

Credit-linked notes(3)	¥15,000	¥12,109	¥13,997	¥41,106	¥(32,514)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

Single name credit default swaps—A credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a periodic premium over the life of the contracts and is protected for the period. The MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily Moody's and Standard & Poor's ("S&P") credit ratings, of the underlying reference entity of the credit default swaps are disclosed.

Index and basket credit default swaps—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group will have to pay a pro rata portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, BTMU and MUSHD rating scale based upon the entity's internal ratings, which generally correspond to ratings defined by primarily Moody's and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed.

Credit-linked notes ("CLNs")—The MUFG Group has invested in CLNs, which are hybrid instruments containing embedded derivatives, in which credit protection has been sold to the issuers of the notes. If there is a credit event of a reference entity underlying the CLN, the principal balance of the note may not be repaid in full to the MUFG Group. As part of its financing activities, MUSHD and other securities subsidiaries in Japan and overseas issue CLNs.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥19 billion and ¥2,848 billion, respectively, at March 31, 2011, and approximately ¥2 billion and ¥2,535 billion, respectively, at March 31, 2012.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group's derivative instruments contain provisions that require the MUFG Group's debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group's debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2011 and 2012 was approximately ¥3.8 trillion and ¥3.6 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥346 billion and ¥612 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group's debt falls below investment grade was ¥218 billion and ¥147 billion, respectively, as of March 31, 2011 and ¥125 billion and ¥99 billion, respectively, as of March 31, 2012.

Note:

The balances of aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position, posted collateral and additional collateral which could be requested if the MUFG Group's debt falls below investment grade at March 31, 2011 have been restated as follows:

	March 31, 2011
	As previously reported	As restated
	(in trillions)
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	¥3.5	¥3.8
	(in billions)
Posted collateral	¥329	¥346
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade	204	218

Obligations Under Guarantees And Other Off-Balance Sheet Instruments	12 Months Ended
Mar. 31, 2012
Guarantee Obligations And Other Off-Balance Sheet Instruments [Abstract]
Obligations Under Guarantees And Other Off-Balance Sheet Instruments

22.     OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS

Obligations under Guarantees

The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, liquidity facilities, other off-balance sheet credit-related support and similar instruments, in order to meet the customers' financial and business needs. The tables below present the contractual or notional amounts of such guarantees at March 31, 2011 and 2012. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged.

For certain types of derivatives, such as written interest rate options and written currency options, the maximum potential future payments are unlimited. Accordingly, it is impracticable to estimate the maximum potential amount of future payments. As such, the notional amounts of the related contracts, other than the maximum potential payments, are included in the table.

The MUFG Group mitigates credit risk exposure resulting from guarantees by utilizing various techniques, including collateralization in the form of cash, securities, and real properties based on management's credit assessment of the guaranteed parties and the related credit profile. In order to manage the credit risk exposure, the MUFG Group also enters into sub-participation contracts with third parties who will fund a portion of the credit facility and bear its share of the loss to be incurred in the event that the borrower fails to fulfill its obligations. The following table includes guarantees of ¥147.3 billion and ¥168.8 billion at March 31, 2011 and 2012, respectively, which are participated out to third parties. The contractual or notional amounts summarized in the following table do not necessarily bear any direct relationship to the future actual credit exposure, primarily because of those risk management techniques.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2011:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,592	¥1,636	¥1,052	¥904
Performance guarantees	2,213	1,524	537	152
Derivative instruments(1)	152,663	55,469	86,586	10,608
Liabilities of trust accounts	4,931	4,066	326	539
Others	130	130	—	—

Total	¥163,529	¥62,825	¥88,501	¥12,203

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2012:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,502	¥1,897	¥884	¥721
Performance guarantees	2,089	1,480	521	88
Derivative instruments(1)	155,720	90,816	54,592	10,312
Liabilities of trust accounts	5,250	4,428	324	498
Others	96	96	—	—

Total	¥166,657	¥98,717	¥56,321	¥11,619

Note:

(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Nature of Guarantee Contracts

Standby letters of credit and financial guarantees generally include an obligation of an issuer or a designated third-party to guarantee the performance of the customer to the beneficiary under the terms of contracts such as lending contracts and other similar financial transactions. The MUFG Group is required to make payments to the guaranteed parties in the event that the customers fail to fulfill the obligations under the contracts. The guarantees whose contractual maturities are over 5 years are mainly comprised of guarantees of housing loans.

Performance guarantees are the contracts that contingently require the MUFG Group to make payments to the guaranteed party based on another party's failure to perform under an obligating agreement, except financial obligation. For example, performance guarantees include guarantees of completion of construction projects.

Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps. In order for the MUFG Group to determine if those derivative instruments meet the definition of guarantees as prescribed in the guidance on guarantees, the MUFG Group tracks whether the counterparties are actually exposed to the losses that will result from the adverse change in the underlyings. Accordingly, the MUFG Group has disclosed information on all credit default swaps and certain written options for which there is a possibility of meeting the definition of guarantees as prescribed in the guidance on guarantees, regardless of whether the counterparties have assets or liabilities related to the underlyings of the derivatives. However, credit derivatives sold by the MUFG Group at March 31, 2011 and 2012 are excluded from this presentation, as they are disclosed in Note 21.

Liabilities of trust accounts represent the trustee's potential responsibility for temporary payments to creditors of liabilities of trust accounts making use of funds of the MUFG Group, unless there are the certain agreements with trust creditors that have provisions limiting the MUFG Group's responsibility as a trustee to the trust account assets. A trust may incur external liabilities to obtain certain services during the terms of the trust arrangement. While, in principle, any liabilities of a trust are payable by the trust account and its beneficiaries, a trustee's responsibility may be interpreted to encompass temporary payments for the trust account liabilities when the trust account does not maintain sufficient liquidity available for such liabilities unless the agreement with trust creditors limits the trustee's responsibility to the trust account assets. At March 31, 2011 and 2012, there were liabilities of ¥4,931 billion and ¥5,250 billion, respectively, in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility. Liabilities of trust accounts principally included obligations to return collateral under security lending transactions. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets; the MUFG Group continuously monitors the liabilities of trust accounts and assesses the trust account's ability to perform its obligations to prevent any unfavorable outcomes; and the MUFG Group claims its recourse for its temporary payments against the trust account assets and the beneficiaries.

Other includes security lending indemnifications. Security lending indemnifications are the indemnifications for institutional customers of securities lending transactions against counterparty default. All lending transactions are collateralized, primarily by cash.

Carrying Amount

At March 31, 2011 and 2012, the carrying amounts of the liabilities related to guarantees and similar instruments set forth above were ¥1,904,425 million and ¥1,576,404 million, respectively, which are included in Other liabilities and Trading account liabilities. The guarantees and similar instruments comprising the largest components of the total were options sold in the amount of ¥1,857,441 million and ¥1,528,190 million as of March 31, 2011 and 2012, respectively. Credit derivatives sold by the MUFG Group at March 31, 2011 and 2012 are excluded from this presentation, as they are disclosed in Note 21. In addition, Other liabilities also include an allowance for off-balance sheet instruments of ¥38,582 million and ¥33,998 million at March 31, 2011 and 2012, respectively, related to these transactions.

Performance Risk

The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default within its loan portfolio. The MUFG Group's credit rating system is consistent with both the method of evaluating credit risk under Basel II and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the "Not rated" category in the following tables.

Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2011 and 2012. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

		Amount by borrower grade
At March 31, 2011:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,356	¥215	¥13	¥8
Performance guarantees	2,213	2,147	49	2	15

Total	¥5,805	¥5,503	¥264	¥15	¥23

		Amount by borrower grade
At March 31, 2012:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,502	¥3,297	¥185	¥12	¥8
Performance guarantees	2,089	2,032	42	1	14

Total	¥5,591	¥5,329	¥227	¥13	¥22

Notes:

(1)	Borrowers classified as Close watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons.
(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The guarantees the MUFG Group does not classify based upon internal credit ratings are as follows.

The MUFG Group records all derivative contracts at fair value. Aggregate market risk limits have been established, and market risk measures are routinely monitored against these limits. The MUFG Group also manages its exposure to these derivative contracts through a variety of risk mitigation strategies, including, but not limited to, offsetting economic hedge positions. The MUFG Group expects the risk of loss to be remote and believes that the notional amounts of the derivative contracts generally exceed its exposure.

Liabilities of trust accounts represent the trustee's potential responsibility for temporary payments to creditors of liabilities of trust accounts making use of funds of the MUFG Group. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets.

The MUFG Group conducts securities lending transactions for institutional customers as a fully disclosed agent. At times, securities lending indemnifications are issued to guarantee that a security lending customer will be made whole in the event the borrower does not return the security subject to the lending agreement and collateral held is insufficient to cover the market value of the security. All lending transactions are collateralized, primarily by cash. At March 31, 2012, the MUFG Group had no exposure that would require it to pay under this securities lending indemnification, since the collateral market value exceeds the securities lent.

Other Off-balance Sheet Instruments

In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financial needs of its customers and for purposes other than trading. Such off-balance sheet instruments consist of lending-related commitments, including commitments to extend credit and commercial letters of credit that the MUFG Group provides to meet the financing needs of its customers. Once the MUFG Group issues these financial instruments, the MUFG Group is required to extend credit to or make certain payments to the customers or beneficiaries specified pursuant to the underlying contracts unless otherwise provided in the contracts. Since many of these commitments expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. At March 31, 2012, approximately 76% of these commitments will expire within one year, 22% from one year to five years and 2% after five years. The table below presents the contractual amounts with regard to such instruments at March 31, 2011 and 2012:

	2011	2012
	(in billions)
Commitments to extend credit	¥62,141	¥62,754
Commercial letters of credit	641	682
Commitments to make investments	113	117
Other	16	16

Commitments to extend credit, which generally have fixed expiration dates or other termination clauses, are legally binding agreements to lend to customers. Commitments are different from guarantees in that the commitments are generally revocable or have provisions that enable the MUFG Group to avoid payments in the event of violations of any conditions of the contracts and certain deterioration of the potential borrowers' financial condition.

Commercial letters of credit, generally used for trade transactions, are typically secured by the underlying goods. The MUFG Group continually monitors the type and amount of collateral and other security, and requires counterparties to provide additional collateral or guarantors as necessary.

Commitments to make investments are legally binding contracts to make additional contributions to corporate recovery or private equity investment funds in accordance with limited partnership agreements. Some of these funds, in which the MUFG Group has significant variable interests, are described in Note 23.

Variable Interest Entities	12 Months Ended
Mar. 31, 2012
Variable Interest Entities [Abstract]
Variable Interest Entities

23.    VARIABLE INTEREST ENTITIES

In the normal course of its business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group's assets, and trust arrangements.

The following tables present the assets and liabilities of consolidated VIEs recorded on the consolidated balance sheets at March 31, 2011 and 2012:

Consolidated VIEs	Consolidated assets
At March 31, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,080,030	¥33,432	¥38,418	¥569	¥391,751	¥4,603,010	¥12,850
Investment funds	1,342,526	9,872	20,102	1,113,959	15,637	654	182,302
Special purpose entities created for structured financing	171,509	273	1,524	14,200	2,025	146,287	7,200
Repackaged instruments	46,014	—	—	29,360	—	16,654	—
Securitization of the MUFG Group's assets	2,456,025	—	209	—	—	2,359,936	95,880
Trust arrangements	1,030,902	—	4,778	33	83,609	938,213	4,269
Others	147,657	307	27,058	—	73	85,273	34,946

Total	¥10,274,663	¥43,884	¥92,089	¥1,158,121	¥493,095	¥8,150,027	¥337,447

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,085,180	¥—	¥4,434,957	¥227,120	¥423,103
Investment funds	69,270	—	1,187	17,898	50,185
Special purpose entities created for structured financing	156,387	—	17,077	138,577	733
Repackaged instruments	46,082	—	—	45,680	402
Securitization of the MUFG Group's assets	2,458,876	—	27,400	2,429,956	1,520
Trust arrangements	1,030,686	1,017,160	—	—	13,526
Others	147,008	—	88,683	31,932	26,393

Total	¥8,993,489	¥1,017,160	¥4,569,304	¥2,891,163	¥515,862

Consolidated VIEs	Consolidated assets
At March 31, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,408,549	¥34,260	¥46,684	¥2,181	¥435,800	¥4,846,147	¥43,477
Investment funds	1,795,862	19,556	56,359	1,526,547	11,550	172	181,678
Special purpose entities created for structured financing	161,353	828	1,755	—	—	148,764	10,006
Repackaged instruments	57,603	—	—	50,983	—	6,620	—
Securitization of the MUFG Group's assets	2,131,526	—	—	—	—	2,050,818	80,708
Trust arrangements	971,787	—	2,621	64	82,631	882,499	3,972
Others	124,807	254	697	—	107	89,952	33,797

Total	¥10,651,487	¥54,898	¥108,116	¥1,579,775	¥530,088	¥8,024,972	¥353,638

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,421,716	¥—	¥4,741,258	¥222,635	¥457,823
Investment funds	215,030	—	1,580	12,989	200,461
Special purpose entities created for structured financing	159,637	—	10,635	147,868	1,134
Repackaged instruments	57,986	—	—	56,929	1,057
Securitization of the MUFG Group's assets	2,133,087	—	26,200	2,105,666	1,221
Trust arrangements	970,437	965,003	—	—	5,434
Others	124,239	—	89,390	34,661	188

Total	¥9,082,132	¥965,003	¥4,869,063	¥2,580,748	¥667,318

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the eliminated amounts of assets were ¥36,244 million of Cash and due from banks, ¥77,083 million of Interest-earning deposits in other banks, ¥858 million of Trading account assets, ¥10 million of Investment securities, ¥993,204 million of Loans and ¥7,701 million of All other assets at March 31, 2011, and ¥52,669 million of Cash and due from banks, ¥51,841 million of Interest-earning deposits in other banks, ¥3,050 million of Trading account assets, ¥9 million of Investment securities, ¥923,508 million of Loans and ¥53,430 million of All other assets at March 31, 2012. The eliminated amounts of liabilities were ¥3,179,780 million of Other short-term borrowings, ¥1,220,590 million of Long-term debt and ¥65,341 million of All other liabilities at March 31, 2011, and ¥3,104,796 million of Other short-term borrowings, ¥1,183,281 million of Long-term debt and ¥16,080 million of All other liabilities at March 31, 2012.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is only contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group's involvement with non-consolidated VIEs and the assets and liabilities of non-consolidated VIEs at March 31, 2011 and 2012:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,938,696	¥1,681,550	¥1,161,889	¥596	¥144,946	¥1,016,347	¥—	¥—	¥—
Investment funds	12,787,846	441,844	434,767	132,280	115,281	178,808	8,398	—	—
Special purpose entities created for structured financing	13,503,700	2,183,868	1,854,368	20,313	71,840	1,758,754	3,461	—	—
Repackaged instruments	15,424,831	1,069,179	1,008,013	104,612	561,876	341,525	—	—	—
Trust arrangements	29,908	28,285	27,252	—	—	27,252	—	5,791	5,791
Others	10,456,456	1,319,938	1,051,194	13,348	302,544	735,302	—	1	1

Total	¥57,141,437	¥6,724,664	¥5,537,483	¥271,149	¥1,196,487	¥4,057,988	¥11,859	¥5,792	¥5,792

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2012:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,565,475	¥2,425,746	¥1,798,190	¥12,460	¥207,361	¥1,578,369	¥—	¥—	¥—
Investment funds	2,423,629	291,889	283,273	12,261	91,220	179,792	—	—	—
Special purpose entities created for structured financing	17,110,493	2,431,871	2,044,138	72,140	41,510	1,928,409	2,079	—	—
Repackaged instruments	13,362,168	1,199,028	1,154,691	48,851	769,109	336,731	—	—	—
Trust arrangements	23,451	24,875	23,940	—	—	23,940	—	5,919	5,919
Others	17,578,176	1,658,832	1,341,960	4,917	291,283	1,045,760	—	524	524

Total	¥60,063,392	¥8,032,241	¥6,646,192	¥150,629	¥1,400,483	¥5,093,001	¥2,079	¥6,443	¥6,443

Maximum exposure to loss on each type of entity is determined, based on the carrying amount, which approximates the fair value, of any on-balance sheet assets and any off-balance sheet liability held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.

Analysis of Each Transaction Category

Asset-Backed Conduits

This category primarily comprises the following:

Multi-Seller Conduits (MUFG-sponsored Asset-Backed Commercial Paper ("ABCP") Conduits and Other ABCP Conduits)

The MUFG Group administers several conduits under asset-backed financing programs under which the conduits purchase financial assets, primarily trade accounts receivable, from the MUFG Group's customers by issuing short-term financing instruments, primarily commercial paper, to third-party investors. Under the asset-backed financing programs, the MUFG Group acts as an agent for the conduits, which enter into agreements with the MUFG Group's customers where the customers transfer financial assets to the conduits in exchange for monetary consideration. The MUFG Group also underwrites commercial paper for the conduits that is secured by the assets held by them and provides program-wide liquidity and credit enhancement facilities to the conduits. The MUFG Group receives fees related to the services it provides to the conduits and the program-wide liquidity and credit enhancement. The MUFG Group considers itself to be the primary beneficiary of the multi-seller conduits because, as an agent and sponsor, the MUFG Group has the power to direct activities of the conduits that most significantly impact the conduits' economic performance and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through the program-wide liquidity and credit enhancement. Consequently, the MUFG Group consolidates the conduits.

In addition to the entities described above, the MUFG Group participates as a provider of financing to several conduits that are administered by third parties. Most of these conduits are established under a multi-seller asset-backed financing program and the MUFG Group provides financing along with other financial institutions. With respect to these conduits, the MUFG Group is not considered as the primary beneficiary because the MUFG Group's participation to the conduits is only to provide financing along with other third-party financial institutions and it does not have the power to direct the activities of the conduits. Consequently, the MUFG Group does not consolidate the conduits.

Asset-Backed Conduits (MUFG-sponsored Asset-Backed Loan ("ABL") Programs and Other Programs)

The MUFG Group administers several conduits under asset-backed financing programs where the MUFG Group provides financing to fund the conduits' purchases of financial assets, comprising primarily trade accounts receivable, from its customers. The MUFG Group acts as an agent and sponsor for the conduits, which enter into agreements with the MUFG Group's customers where the customers transfer assets to the conduits in exchange for monetary consideration. In most cases the MUFG Group is the sole provider of financing that is secured by the assets held by the conduits. The MUFG Group considers itself to be the primary beneficiary of the conduits because, as an agent and sponsor for the conduits, the MUFG Group has the power to direct activities of the conduits, such as selection of the assets to be purchased and condition for purchases, and debt collection from the original obligors, that most significantly impact the conduits' economic performance, and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through financing it provides. Consequently, the MUFG Group consolidates the conduits.

In addition, the MUFG Group is involved with entities, which take in most cases the form of a trust, where originators of financial assets, which primarily comprise lease receivables, entrust the assets with trust banks and receive beneficial certificates in trusts in exchange. The originators then transfer the beneficiary certificates to the MUFG Group in exchange for cash. The originators of the financial assets entrusted continue to be involved in the assets as servicers. Because the originators are deemed to have the power to direct activities of the entities that most significantly impact the entities' economic performance through their role as a servicer, the MUFG Group is not considered as the primary beneficiary of these entities. Consequently, the MUFG Group does not consolidate these entities.

The MUFG Group also participates as a provider of financing to the ABL programs that are managed by third parties. The MUFG Group is not considered as the primary beneficiary of the entities used in these programs as the MUFG Group's participation to the entities is only to provide financing with other third parties and it does not have the power to direct the activities of the conduits. Consequently, the MUFG Group does not consolidate the entities used in these programs.

Investment Funds

On February 2010, the FASB issued an accounting standards update that indefinitely defers the application of the current guidance for consolidation of VIEs on entities that are deemed as investment companies, which include most of corporate recovery funds, private equity funds, and investment trusts. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns, or both.

This category primarily comprises the following:

Corporate Recovery Funds

These entities are established by fund managers, which are unrelated to the MUFG Group, for the purpose of investing in debt or equity instruments issued by distressed companies. After investment, the fund managers work closely with the management of the issuers and attempt to enhance corporate value by various means including corporate restructuring and reorganization. Their exit strategies include, among others, sales to others and initial public offerings.

Typically, these entities take the form of a limited partnership which is entirely funded by general and limited partner interests. In some cases, the general partners of the partnerships are entities that have no substantive decision making ability. The fund managers that establish these partnerships assume investment management and day-to-day operation by entering into asset management contracts with the general partners. These partnerships are, therefore, financing vehicles and as such are considered as VIEs. In other cases, the general partners have substantive decision making ability but the partnerships are considered as VIEs when the general partners' equity investments in the partnerships are considered as non-substantive, usually based on the percentage interest held, and they do not have substantive limited partner interests.

The MUFG Group mostly serves as a limited partner in corporate recovery funds. While the MUFG Group's share in partnership interest is generally insignificant, in certain cases, the MUFG Group is the only limited partner and it consolidates these partnerships as the primary beneficiary.

Private Equity Funds

The MUFG Group is involved in venture capital funds that are established by either the MUFG Group's entities or fund managers unrelated to the MUFG Group. These entities have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry.

These entities typically take the form of a limited partnership and usually are entirely funded by general and limited partner interests. The general partners of the partnerships in some cases are entities that have no substantive decision making ability. The fund managers that establish these partnerships assume investment management and day-to-day operation by entering into asset management contracts with the general partners. These partnerships are, therefore, financing vehicles and as such are considered as VIEs. In other cases, the general partners have substantive decision making ability but the partnerships are considered VIEs because the general partners' equity investments in the partnerships are disproportionate to their voting rights and the limited partners have the majority of the economics without any voting rights. The MUFG Group consolidates the private equity funds when it owns a majority of the interests issued by the private equity funds.

The MUFG Group participates in these partnerships as a general partner or limited partner. While the MUFG Group's share in partnership interests is generally limited, in certain cases, the MUFG Group provides most of the financing to the partnership. It consolidates these funds as the primary beneficiary because the MUFG Group absorbs a majority of the expected losses or receives a majority of the expected residual returns.

Investment Trusts

The MUFG Group invests in investment trusts that are professionally managed collective investment schemes which pool money from many investors and invest in, among others, equity and debt securities. Most of these funds take the form of a trust where there is a separation in investment decisions, which is assumed by an investment manager who has no investment in a trust, and ownership through beneficiary interests issued by a trust are owned by investors. Therefore, these investment trusts are considered as VIEs. Based on the deferral requirements of the current guidance, the MUFG Group consolidates investment trusts when it absorbs a majority of the expected losses or receives a majority of the expected residual returns.

Buy-out Financing Vehicles

The MUFG Group provides financing to buy-out vehicles. The buy-out vehicles are established by equity investments from, among others, private equity funds or the management of target companies for the purpose of purchasing the equity shares of target companies. Along with other financial institutions, the MUFG Group provides financing to the buy-out vehicles in the form of loans. While the buy-out vehicles' equity is normally substantive in its amount and the rights and obligations associated with it, in some cases, the vehicles have equity that is insufficient to absorb expected variability primarily because the amount provided by equity investors is nominal in nature. These vehicles engage in non-investment activities, and are considered as VIEs. Assessment as to whether the MUFG Group is the primary beneficiary is required under the current guidance. In most cases, the MUFG Group's participation to these vehicles is only to provide financing to the vehicles, and the power to direct the activities that most significantly impact the economic performance of the vehicles is held by the management of target companies. As a result, the MUFG Group is not considered as the primary beneficiary of these vehicles and does not consolidate them.

Other Investment Funds

The MUFG Group's investments in VIEs through UNBC primarily consist of equity investments in low income housing credit ("LIHC") structures, designed to generate a return primarily through the realization of federal tax credits. UNBC considers itself as the primary beneficiary of certain types of LIHC investments.

LIHC Unguaranteed Syndicated Investment Funds

UNBC creates the investment funds, serves as the managing investor member, and sells limited investor member interests to third parties. UNBC receives benefits through income from the structuring of these funds, servicing fees for managing the funds and, as an investor member, tax benefits and tax credits to reduce the UNBC tax liability. UNBC considers itself to be the primary beneficiary and consolidated them upon adoption of the current guidance because, as a sponsor and managing member of the funds, it has the power to direct activities that most significantly impact the funds' economic performance and also has the obligation to absorb losses of the funds that could potentially be significant to the funds.

LIHC Guaranteed Syndicated Investment Funds

UNBC also forms limited liability companies, which in turn invest in LIHC operating partnerships, to create LIHC guaranteed syndicated investment funds. Interests in these funds are sold to third parties who pay a premium for a guaranteed return. UNBC earns structuring fees from the sale of these funds and asset management fees. UNBC serves as the funds' sponsor and non-member asset manager, and also guarantees a minimum rate of return throughout the investment term, therefore, it directs the activities that most significantly impact the funds' economic performance and also has an obligation to absorb losses pertaining to its minimum rate of return guarantee to investors. Therefore, the MUFG Group is considered as the primary beneficiary of these funds and consolidates them.

Special Purpose Entities Created for Structured Financing

This category primarily comprises the following:

Leveraged Leasing Vehicles

These entities are established to raise funds to purchase or build equipment and machinery including, among others, commercial vessels, passenger and cargo aircraft, and production equipment for the purpose of leasing them to lessees who use the equipment and machinery as part of their business operations. These entities typically take the form of a limited partnership or a special purpose company where they fund their purchases of equipment and machinery via senior and subordinate financing. In some cases, the entities are funded only by senior financing or there is a guarantee provided to the senior financing by parties unrelated to those providing the senior financing. In most cases, the MUFG Group participates in the senior financing and does not participate in the subordinate financing or provide guarantees. Generally, because the MUFG Group's participation in these entities is only to provide financing, it does not have the power to direct the activities of the entities that most significantly impact the economic performance of the entities. Therefore, the MUFG Group does not consider itself to be the primary beneficiary of these entities, except for limited circumstances where the MUFG Group is directly involved with the structuring of the transaction and has the power to direct the activities of the entities that most significantly impact the economic performance of the entities, and does not consolidate them.

Project Financing Vehicles

These entities are established to raise funds in connection with, among others, production of natural resources, construction and development of urban infrastructure (including power plants and grids, highways and ports), and the development of real estate properties or complexes. These projects typically involve special purpose companies which issue senior and subordinate financing to raise funds in connection with the various projects. The subordinate financing is usually provided by parties that will ultimately make use of the assets constructed or developed. By contrast, the senior financing is typically provided by financial institutions, including the MUFG Group. Because the MUFG Group's participation to these entities is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Sale and Leaseback Vehicles

The MUFG Group is involved with vehicles that acquire assets, primarily real estate, from the MUFG Group's clients and other unrelated parties where the sellers of the assets continue to use the assets through leaseback agreements. These vehicles typically take the form of a limited partnership where the general partner effectively has no power to direct the activities that most significantly impact the economic performance because an equity holder of the general partner serves a perfunctory role. Therefore, these vehicles are considered as VIEs. The subordinated financing of these vehicles is usually provided by the sellers of the assets, with the MUFG Group providing senior financing for the vehicles. Because the MUFG Group's participation to these vehicles is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate them.

Securitization of Client Real Estate Properties

These entities are established for the purpose of securitizing real estate properties held by the MUFG Group's customers. In most cases, these entities take the form of a limited partnership or a special purpose company. These entities are designed to have non-substantive power to direct the activities that most significantly impact the economic performance because the general partner or an equity holder serves a perfunctory role. The entities are typically funded by senior and subordinated financing where the original owners of the properties provide the subordinated financing, primarily in the form of partnership interests or subordinated notes, and financial institutions, including the MUFG Group, provide senior financing in the form of senior loans. Because the MUFG Group's participation to these vehicles is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate these entities.

Repackaged Instruments

This category primarily comprises the following:

Investments in Financially-Engineered Products

The MUFG Group is involved in special purpose entities that have been established to issue financial products through the engineering and repackaging of existing financial instruments, such as collateralized debt obligations ("CDOs") and synthetic CDOs. These special purpose entities are considered as VIEs because holders of equity investment at risks do not have the power to direct the activities that most significantly impact the economic performance. These special purpose entities are generally arranged and managed by parties that are not related to the MUFG Group. The MUFG Group's involvement with the entities arranged and managed by third parties is for investment purposes. In these cases, the MUFG Group participates as one of many other investors and the MUFG Group typically holds investments in senior tranches or tranches with high credit ratings. Therefore, the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities' economic performance, and thus is not considered as the primary beneficiary of these entities and does not consolidate these entities.

In certain instances, special purpose entities have been established and are managed by the MUFG Group. The MUFG Group's involvement includes establishing and arranging the transaction and underwriting securities issued by the entities to general investors. For these entities, the MUFG Group has the power to direct activities that most significantly impact the economic performance and it has the obligation to absorb losses or receive benefits that could potentially be significant to the entities. As such, the MUFG Group considers itself as the primary beneficiary of these entities and consolidates them.

Investments in Securitized Financial Instruments

The MUFG Group holds investments in special purpose entities that issue securitized financial products. The assets held by the special purpose entities include credit card receivables and residential mortgage loans. These entities are established and managed by parties that are unrelated to the MUFG Group and the MUFG Group's involvement with these entities is for its own investment purposes. In all cases, the MUFG Group participates as one of many other investors and the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities' economic performance. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Securitization of the MUFG Group's Assets

The MUFG Group establishes entities to securitize its own financial assets that include, among others, corporate and retail loans and lease receivables. The entities used for securitization, which typically take the form of a special purpose company or a trust, are established by the MUFG Group and, in most cases, issue senior and subordinate interests or financing. After securitization, the MUFG Group typically continues to service securitized assets as a servicer. The MUFG Group may also retain subordinate interests or financing or other interests. The MUFG Group is considered as the primary beneficiary and consolidates the entities used for securitization since it has the obligation to absorb losses through subordinate interests, and also has the power for determining and implementing of policies as servicer that give it the ability to manage the entities assets that become delinquent or are in default in order to improve the economic performance of the entity.

Trust Arrangements

The MUFG Group offers, primarily through its wholly-owned trust banking subsidiary, MUTB, a variety of trust products and services including securities investment trusts, pension trusts and trusts used as securitization vehicles. In a typical trust arrangement, however, the MUFG Group manages and administers assets on behalf of the customers in an agency, fiduciary and trust capacity and does not assume risks associated with the entrusted assets. The trusts are generally considered as VIEs because the trust beneficiaries, who provide all of the equity at risk, usually do not have power to direct the activities that most significantly impact its economic performance in the arrangements. The MUFG Group, however, is not considered as the primary beneficiary, except for the case mentioned below, because it merely receives fees for compensation of its services on terms that are customary for these activities and the fees are insignificant relative to the total amount of the entities' economic performance and variability. Therefore, the MUFG Group does not consolidate these entities.

With respect to the jointly operated designated money in trusts, MUTB pools money from investors or trust beneficiaries and determines how best to invest it. MUTB typically invests in high-quality financial assets, including government bonds, corporate bonds and corporate loans including loans to MUTB and receives fees as compensation for services. In this role as a sponsor of these products, MUTB provides guarantees under which it is required to compensate a loss on the stated principal of the trust beneficial interests. MUTB is considered as the primary beneficiary of these products because it is exposed to a potentially significant amount of losses and also has the power to direct activities of these products that most significantly impact the economic performance. Upon consolidation of the jointly operated designated money in trusts, the certificates issued to the trust beneficiaries are accounted for as deposit liabilities as the products are structured and marketed to customers similar to MUTB's term deposit products.

MUTB considers the likelihood of incurring losses on the face value guarantee to be highly remote. In the trusts' operational history that extends over decades, the face value guarantee has never been called upon. The variability in fair value of the net assets of jointly operated designated money in trusts has been primarily affected by the fluctuations in interest rates, and the majority of such variability has been absorbed by general investors.

Others

This category primarily comprises the following:

Financing Vehicles of the MUFG Group's Customers

The MUFG Group is involved with several entities that are established by the MUFG Group's customers. These entities borrow funds from financial institutions and extend loans to their group entities. These entities effectively work as fund-raising vehicles for their respective group companies and enable the groups to achieve efficient financing by integrating their financing activities into a single entity. In all cases the MUFG Group is not considered as the primary beneficiary because the MUFG Group's participation to these entities is only to provide financing, and the customers effectively hold the power to direct activities of these entities that most significantly impact the economic performance of the entities. Consequently, the MUFG Group does not consolidate these entities.

Funding Vehicles

The MUFG Group has established several wholly-owned, off-shore vehicles which issue securities, typically preferred stock that is fully guaranteed by the MUFG Group, to investors unrelated to the MUFG Group to fund purchases of debt instruments issued by the MUFG Group. These entities are considered as VIEs because the MUFG Group's investment in the vehicles' equity is not considered at risk and substantive as the entire amount raised by the vehicles was used to purchase debt instruments issued by the MUFG Group. Because the MUFG Group does not have variable interests in these financing vehicles, these financing vehicles are not considered as the MUFG Group's subsidiaries.

Troubled Borrowers

During the normal course of business, the borrowers from the MUFG Group may experience financial difficulties and sometimes enter into certain transactions that require the MUFG Group to assess whether they would be considered as VIEs due to their difficult financial position. While in most cases such borrowers are not considered as VIEs when the transactions take place, in limited circumstances they are considered as VIEs due to insufficient equity investment at risk. In all cases, however, the MUFG Group is not considered as the primary beneficiary because the power to direct activities that most significantly impact the economic performance of the troubled borrowers resides with management of the troubled borrowers, and the MUFG Group, as a lender, does not have power over or assume any role in management. Therefore, the MUFG Group does not consolidate these troubled borrowers.

Commitments And Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

24.    COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

The MUFG Group leases certain technology systems, office space and equipment under noncancelable agreements expiring through the fiscal year 2046.

Future minimum rental commitments for noncancelable leases at March 31, 2012 were as follows:

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2013	¥10,948	¥76,085
2014	8,249	65,162
2015	5,065	56,290
2016	2,157	53,164
2017	1,189	50,195
2018 and thereafter	3,253	361,971

Total minimum lease payments	30,861	¥662,867	(1)

Amount representing interest	(1,790)

Present value of minimum lease payments	¥29,071

Note:

(1)	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and commenced them after April 1, 2012. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.

Total rental expense for the fiscal years ended March 31, 2010, 2011 and 2012 was ¥108,591 million, ¥109,471 million and ¥97,105 million, respectively.

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Investment Deposit and Interest Rate Law from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Law Concerning Lending Business which, effective June 18, 2010, abolished the so-called "gray-zone interest." Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Law (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by the Interest Rate Restriction Law. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, one of those new regulations introduces a limit on aggregate credit extensions to one-third of the borrower's annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Law so long as the payment was made voluntarily by the borrowers, and the lender complied with various notice and other requirements. Accordingly, MUFG's consumer finance subsidiaries and equity method investees offered loans at interest rates above the Interest Rate Restriction Law. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Law.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Law in certain circumstances. Borrowers' claims for reimbursement of excess interest arose after such decisions and other regulatory changes. The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers' profile, recent trend of borrowers' claims for reimbursement, and management future forecasts. In relation to the estimate of the allowance, see Note 1 "Change in Accounting Estimates" section for the details. Management believes that the provision for repayment of excess interest is adequate and the allowance is at the appropriate amount to absorb probable losses, so that the impact of future claims for reimbursement of excess interest will not have a material adverse effect on the MUFG Group's financial position and results of operations. The allowance for repayment of excess interest established by MUFG's consumer finance subsidiaries, which was included in Other liabilities, was ¥136,906 million and ¥99,437 million as of March 31, 2011 and 2012, respectively. The expenses recognized relating to the allowance are shown as Provision for repayment of excess interest in the consolidated statements of income. For the fiscal years ended March 31, 2010, 2011 and 2012, an MUFG's equity method investee had a negative impact of ¥23,109 million, ¥96,399 million and ¥19,326 million, respectively, on Equity in losses of equity method investees-net in the consolidated statements of income.

Litigation

The MUFG Group is involved in various litigation matters. Based upon the current knowledge and the results of consultation with counsel, liabilities for losses from litigation matters are recorded when they are determined to be both probable in their occurrences and can be reasonably estimated. Management believes that the eventual outcome of such litigation matters will not have a material adverse effect on the MUFG Group's financial position, results of operations or cash flows.

Fees And Commissions Income	12 Months Ended
Mar. 31, 2012
Fees And Commissions Income [Abstract]
Fees And Commissions Income

25.    FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	(in millions)
Trust fees	¥107,175	¥100,519	¥95,037
Fees on funds transfer and service charges for collections	145,865	142,459	139,840
Fees and commissions on international business	61,201	58,462	57,688
Fees and commissions on credit card business	137,394	146,570	149,946
Service charges on deposits	27,420	22,169	18,216
Fees and commissions on securities business	129,730	138,868	128,436
Fees on real estate business	19,876	22,593	23,610
Insurance commissions	22,869	27,466	33,686
Fees and commissions on stock transfer agency services	53,040	51,926	49,283
Guarantee fees	70,489	64,347	58,393
Fees on investment funds business	127,329	130,402	126,601
Other fees and commissions	237,155	222,577	219,227

Total	¥1,139,543	¥1,128,358	¥1,099,963

Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans, investment funds, etc. Fees on funds transfer and service charges for collection are earned by providing settlement services such as domestic fund remittances and domestic collection services. Fees and commissions on international business primarily consist of fees from international fund transfer and collection services, and trade-related financing services. Fees and commissions on credit card business are composed of interchange income, annual fees, royalty and other service charges from franchisees. Service charges on deposits are fees charged for deposits such as checking account deposits. Fees and commissions on securities business include underwriting, brokerage and advisory services and arrangement fees on securitizations. Fees on real estate business primarily consist of fees from real estate agent services. Insurance commissions are earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on stock transfer agency services consist of fees earned primarily by stock title transfers and agency services for the calculation and payment of dividends. Guarantee fees are earned by providing guarantees on residential mortgage loans. Fees on investment funds business primarily consist of management fees for investment funds. Other fees and commissions include various arrangement fees and agent fees excluding the fees mentioned above.

Trading Account Profits And Losses	12 Months Ended
Mar. 31, 2012
Trading Account Profits And Losses [Abstract]
Trading Account Profits And Losses

26.    TRADING ACCOUNT PROFITS AND LOSSES

The MUFG Group performs trading activities through market-making, sales and arbitrage, while maintaining risk levels within appropriate limits in accordance with its risk management policy.

The MUFG Group has trading account securities and trading derivative assets and liabilities for this purpose. In addition, the trading account securities include foreign currency-denominated debt securities such as foreign government or official institution bonds, corporate bonds and mortgage-backed securities, which are mainly comprised of securities measured at fair value under the fair value option.

Net trading gains for the fiscal years ended March 31, 2010, 2011 and 2012 were comprised of the following:

	2010	2011	2012
	(in millions)
Interest rate and other derivative contracts	¥(88,486)	¥(3,095)	¥77,698
Trading account securities, excluding derivatives	849,958	137,000	589,587

Trading account profits—net	761,472	133,905	667,285
Foreign exchange derivative contracts(1)	31,154	79,840	(94,853)

Net trading gains	¥792,626	¥213,745	¥572,432

Note:

(1)	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains—net in the accompanying consolidated statements of income. Foreign exchange gains—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains other than derivative contracts and foreign exchange gains (losses) related to the fair value option.

For further information on the methodologies and assumptions used to estimate fair value, see Note 29, which also shows fair values of trading account securities by major category. Note 21 discloses further information regarding the derivative-related impact on Trading account profits—net by major category.

Business Segments	12 Months Ended
Mar. 31, 2012
Business Segments [Abstract]
Business Segments

27.    BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group's business segments. In addition, the business segment information is based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information is not consistent with the consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total operating profit with income before income tax expense under US GAAP.

See Note 28 for financial information relating to the MUFG Group's operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.

The following is a brief explanation of the MUFG Group's business segments:

Integrated Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Integrated Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities business. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group's corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group's corporate customers.

Integrated Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes, and payment of benefits to scheme members.

Integrated Global Business Group ("MUFG Global")—Covers businesses outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust banking and securities businesses (with the retail banking and trust assets businesses being conducted through Union Bank), through a global network of more than 500 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs. Union Bank is one of the largest commercial banks in California by both total assets and total deposits. Union Bank provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington but also nationally and internationally. Union Bank's parent company is UNBC, which is a bank holding company in the United States.

Global Markets—Covers asset and liability management and strategic investment of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUMSS.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB and MUMSS. The elimination of duplicated amounts of net revenue among business segments is also reflected in Other.

Management does not use information on segments' total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective March 24, 2011, there were changes made in the managerial accounting methods due to the transfer of the sales and trading business of MUMSS from the Integrated Corporate Banking Business Group segment to the Global Markets. In addition, effective July 1, 2011, the MUFG Group added MUFG Global as a fourth area by shifting most of the MUFG Group's global operations mainly from the Integrated Corporate Banking Business Group. This change in the MUFG Group's business segments was implemented to change the previous practice of each group entity's individual promotion of global businesses to a more group-wide approach. The new approach is designed to enable the MUFG Group to exercise its comprehensive expertise to more effectively provide the MUFG Group's customers with value-added services outside of Japan.

Effective October 1, 2011, there was a change in the MUFG Group's managerial accounting method applied mainly to fees and commissions, which mainly affected the Integrated Trust Assets Business Group, resulting in an increase in operating profit of ¥0.3 billion and ¥0.6 billion for the fiscal years ended March 31, 2010 and 2011, respectively.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the fiscal years ended March 31, 2010, 2011 and 2012, respectively:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Fiscal year ended March 31, 2010:
Net revenue:	¥1,436.6	¥896.5	¥152.3	¥341.0	¥265.3	¥606.3	¥597.4	¥(89.0)	¥3,600.1
BTMU and MUTB:	661.4	790.4	61.2	222.9	—	222.9	520.6	(97.7)	2,158.8
Net interest income	541.2	441.6	—	126.5	—	126.5	355.1	(12.7)	1,451.7
Net fees	108.7	338.2	61.2	105.0	—	105.0	(13.1)	(49.8)	550.2
Other	11.5	10.6	—	(8.6)	—	(8.6)	178.6	(35.2)	156.9
Other than BTMU and MUTB(1)	775.2	106.1	91.1	118.1	265.3	383.4	76.8	8.7	1,441.3
Operating expenses	988.3	473.1	86.3	203.9	166.7	370.6	113.6	167.3	2,199.2

Operating profit (loss)	¥448.3	¥423.4	¥66.0	¥137.1	¥98.6	¥235.7	¥483.8	¥(256.3)	¥1,400.9

Fiscal year ended March 31, 2011:
Net revenue:	¥1,348.4	¥900.7	¥148.6	¥338.1	¥267.2	¥605.3	¥560.7	¥(40.7)	¥3,523.0
BTMU and MUTB:	636.4	800.3	59.5	241.5	—	241.5	620.9	(46.4)	2,312.2
Net interest income	511.8	431.8	—	122.6	—	122.6	314.7	5.8	1,386.7
Net fees	117.4	310.8	59.5	104.9	—	104.9	(9.8)	(50.3)	532.5
Other	7.2	57.7	—	14.0	—	14.0	316.0	(1.9)	393.0
Other than BTMU and MUTB(1)	712.0	100.4	89.1	96.6	267.2	363.8	(60.2)	5.7	1,210.8
Operating expenses	945.1	464.2	88.1	200.7	173.3	374.0	105.7	150.9	2,128.0

Operating profit (loss)	¥403.3	¥436.5	¥60.5	¥137.4	¥93.9	¥231.3	¥455.0	¥(191.6)	¥1,395.0

Fiscal year ended March 31, 2012:
Net revenue:	¥1,274.1	¥884.8	¥140.5	¥401.1	¥252.0	¥653.1	¥690.7	¥(49.7)	¥3,593.5
BTMU and MUTB:	617.6	792.3	55.7	291.1	—	291.1	638.6	(51.0)	2,344.3
Net interest income	479.2	420.1	—	156.4	—	156.4	274.0	12.6	1,342.3
Net fees	131.6	306.2	55.7	122.6	—	122.6	(11.1)	(61.7)	543.3
Other	6.8	66.0	—	12.1	—	12.1	375.7	(1.9)	458.7
Other than BTMU and MUTB(1)	656.5	92.5	84.8	110.0	252.0	362.0	52.1	1.3	1,249.2
Operating expenses	903.6	447.7	87.3	225.1	173.0	398.1	96.6	165.4	2,098.7

Operating profit (loss)	¥370.5	¥437.1	¥53.2	¥176.0	¥79.0	¥255.0	¥594.1	¥(215.1)	¥1,494.8

Note:	(1) Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments' information, other than operating profit, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the fiscal years ended March 31, 2010, 2011 and 2012 above to income before income tax expense shown on the consolidated statements of income is as follows:

	2010	2011	2012
	(in billions)
Operating profit:	¥1,401	¥1,395	¥1,495
Provision for credit losses	(648)	(292)	(224)
Trading account profits (losses)—net	387	(70)	372
Equity investment securities gains (losses)—net	207	8	(95)
Debt investment securities losses—net	(11)	(105)	(153)
Foreign exchange gains—net	118	146	21
Equity in losses of equity method investees	(84)	(113)	(499)
Impairment of intangible assets	(12)	(27)	(31)
Provision for repayment of excess interest	(45)	(86)	—
Other—net	(16)	(34)	(36)

Income before income tax expense	¥1,297	¥822	¥850

Foreign Activities	12 Months Ended
Mar. 31, 2012
Foreign Activities [Abstract]
Foreign Activities

28.    FOREIGN ACTIVITIES

Foreign operations include the business conducted by overseas offices, as well as international business conducted from domestic offices, principally several international banking-related divisions of BTMU's and MUTB's Head Office in Tokyo, and involve various transactions with debtors and customers residing outside Japan. Close integration of the MUFG Group's foreign and domestic activities makes precise estimates of the amounts of assets, liabilities, income and expenses attributable to foreign operations difficult and necessarily subjective. Assets, income and expenses attributable to foreign operations are allocated to geographical areas based on the domicile of the debtors and customers.

Generally, interest rates with respect to funds borrowed and loaned between domestic and foreign operations are based on prevailing money market rates appropriate for the transactions. In general, the MUFG Group has allocated all direct expenses and a proportionate share of general and administrative expenses to income derived from foreign loans and other transactions by the MUFG Group's foreign operations. The following table sets forth estimated total assets at March 31, 2010, 2011 and 2012, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2010:
Total revenue(2)	¥3,604,965	¥619,303	¥355,005	¥482,588	¥165,416	¥5,227,277
Total expense(3)	3,065,026	396,009	130,576	209,560	129,082	3,930,253
Income before income tax expense	539,939	223,294	224,429	273,028	36,334	1,297,024
Net income attributable to Mitsubishi UFJ Financial Group	189,751	201,813	199,093	241,445	36,560	868,662
Total assets at end of fiscal year	149,023,436	21,621,462	15,804,022	8,421,156	5,211,386	200,081,462
Fiscal year ended March 31, 2011:
Total revenue(2)	¥2,969,012	¥431,095	¥238,658	¥470,868	¥135,333	¥4,244,966
Total expense(3)	2,782,950	266,549	130,533	238,735	4,387	3,423,154
Income before income tax expense	186,062	164,546	108,125	232,133	130,946	821,812
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)	162,687	90,032	193,422	109,507	452,645
Total assets at end of fiscal year	145,778,973	23,470,398	17,044,207	10,908,164	5,648,501	202,850,243
Fiscal year ended March 31, 2012:
Total revenue(2)(4)	¥2,936,875	¥192,775	¥290,482	¥450,651	¥165,749	¥4,036,532
Total expense(3)	2,438,729	284,557	151,077	223,253	88,974	3,186,590
Income (loss) before income tax expense (benefit)	498,146	(91,782)	139,405	227,398	76,775	849,942
Net income (loss) attributable to Mitsubishi UFJ Financial Group	163,334	(119,829)	113,593	192,753	66,380	416,231
Total assets at end of fiscal year	148,702,461	28,457,027	18,620,484	12,410,540	7,012,002	215,202,514

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
(4)	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley's common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.

The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2011 and 2012:

	2011	2012
	(in millions)
Cash and due from banks	¥304,188	¥380,452
Interest-earning deposits in other banks	5,132,127	4,545,991

Total	¥5,436,315	¥4,926,443

Trading account assets	¥18,393,393	¥24,433,087

Investment securities	¥5,897,677	¥5,087,060

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥19,962,692	¥24,119,872

Deposits	¥20,918,476	¥24,589,627

Funds borrowed:
Call money, funds purchased	¥213,930	¥364,044
Payables under repurchase agreements	5,870,083	5,767,721
Payables under securities lending transactions	270,189	72,327
Other short-term borrowings	1,469,984	1,859,186
Long-term debt	3,430,606	2,943,884

Total	¥11,254,792	¥11,007,162

Trading account liabilities	¥3,338,947	¥5,276,219

Fair Value	12 Months Ended
Mar. 31, 2012
Fair Value [Abstract]
Fair Value

29.    FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under the applicable accounting guidance. The guidance also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:

•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instruments.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is based upon valuation techniques that use, where possible, current market-based or non-market-based parameters, such as interest rates, yield curves, foreign exchange rates, volatilities and credit curves. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group's own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, liquidity risk and model risk.

The following section describes the valuation methodologies adopted by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the valuation hierarchy, a brief explanation of the valuation techniques, the significant inputs to those models, and any additional significant assumptions.

Interest-earning Deposits in Other Banks

Certain interest-earning deposits are measured at fair value by using discounted cash flows due to election of the fair value option. Cash flows are estimated based on the terms of the contracts and discounted by markets rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation are readily observable, these deposits are classified in Level 2 of the valuation hierarchy.

Receivables Under Resale Agreements

Certain receivables under resale agreements are measured at fair value by using discounted cash flows due to election of the fair value option. Cash flows are estimated based on the terms of the contracts and discounted by the interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. These receivables are classified in Level 2 of the valuation hierarchy.

Trading Account Assets and Liabilities—Trading Account Securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair values of securities and such securities are classified in Level 1 of the valuation hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, residential mortgage-backed securities and marketable equity securities.

When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign governments and official institutions bonds, corporate bonds, residential mortgage-backed securities and equity securities.

When quoted market prices are not available, the MUFG Group estimates fair values by using internal valuation techniques, quoted prices of securities with similar characteristics or non-binding prices obtained from independent pricing vendors. Such securities include certain commercial papers, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial papers, the MUFG Group estimates fair value by using discounted cash flow techniques. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on yield curve estimated from market rates appropriate to the securities. Commercial papers are generally classified in Level 2 of the valuation hierarchy. For corporate bonds, the MUFG Group estimates fair value by using the internal models. Key inputs of the internal models include estimated cash flows based on the terms of the contracts, yield curves based on the market rates and volatilities. Corporate bonds which are valued using such methods are generally classified in Level 2 of the valuation hierarchy. If any such key inputs are unobservable, they are classified in Level 3 of the valuation hierarchy. Certain investments in funds valued at net assets value are classified in Level 2 if they can be redeemed at their net asset value at the measurement date.

When there is less liquidity for securities or significant inputs adopted in the fair value measurements are less observable, such securities are classified in Level 3 of the valuation hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. Those CLOs are measured by weighting the estimated amounts from the internal models and the non-binding quotes from the independent broker-dealers. The weight of the broker-dealer quote is determined based on the result of inquiries to the broker-dealers for their basis of the fair value calculation with consideration of activity level of the market. Key inputs of the internal models include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX which is an index of loan credit default swaps, repayment rates and discount rates reflecting liquidity premiums based on historical market data.

Trading Account Assets and Liabilities—Derivatives

Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the valuation hierarchy. Examples of Level 1 derivative include security future transactions and interest rate future transactions. However, the majority of the derivative contracts entered into by the MUFG Group are traded over the counter and valued using internally developed techniques as there are no quoted market prices for such instruments. The valuation models and inputs vary depending on the types and contractual terms of the derivative instruments. The principal models adopted to value those instruments include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are readily observable from an actively quoted market. Derivative instruments valued by such models and inputs are generally classified in Level 2 of the valuation hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.

Derivatives that are valued based on models with significant unobservable input are classified in Level 3 of the valuation hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility, credit curves and correlation of such inputs are unobservable.

Investment Securities

Investment securities include available for sale debt and equity securities, whose fair values are measured using the same methodologies as the trading securities described above except for certain private placement bonds issued by Japanese non-public companies. Fair values of private placement bonds issued by Japanese non-public companies are measured based on discounted cash flow methods by using discount rate applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers are reflected in the future cash flows being discounted by the interest rates applicable to the maturity of the bonds. The private placement bonds are generally utilized to finance medium or small size non-public companies. These bonds are classified in either Level 2 or Level 3 of the valuation hierarchy, depending on the significance of the adjustments for unobservable input of credit worthiness. This account also includes investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted market prices, lack of liquidity and the long-term nature of these investments. Further, there may be restriction of transfer on nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of an investee company. Nonmarketable equity securities are included in Level 3 of the valuation hierarchy.

Other Assets

Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments. The securities received as collateral under lending transaction mainly consist of certain Japanese and foreign government bonds which are valued using the methodologies described in the "Trading Account Assets and Liabilities—Trading Account Securities" above.

Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the methodologies described in the "Trading Account Assets and Liabilities—Trading Account Securities" above and is included in Level 1 or Level 2 of the valuation hierarchy depending on the component assets.

The fair values of derivatives designated as hedging instruments are measured using the methodologies described in the "Trading Account Assets and Liabilities—Derivatives" above.

Obligations to Return Securities Received as Collateral

Obligations to return securities received as collateral under securities lending transactions are measured at fair values of securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the methodologies described in the "Trading Account Assets and Liabilities—Trading Account Securities" above.

Other Short-term Borrowings and Long-term Debt

Certain short-term borrowings and long-term debt are measured at fair values due to election of the fair value option. These instruments under the fair value option are measured principally using internally developed models such as the discounted cash flow method. Where the inputs into the valuation are mainly based on observable inputs, these instruments are classified in Level 2 of the valuation hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the valuation hierarchy.

Market Valuation Adjustments

Counterparty credit risk adjustments are applied to certain financial assets such as over-the-counter derivatives. As not all counterparties have the same credit rating, it is necessary to take into account the actual credit rating of a counterparty to arrive at the fair value. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigations such as pledged collateral and legal right of offsets with the counterparty.

For own credit risk adjustments, the MUFG Group takes into consideration all the facts and circumstances, including its own credit rating, the proximity of its funding rate to market interest rate, and the existence of collateralization or netting agreements. As a result of these analyses, the MUFG Group considered that own credit risk adjustments for financial liabilities were not material.

Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the valuation hierarchy when recent prices of such instruments are unobservable in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.

Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed models. Examples of such adjustments include adjustments to the model price of certain derivative financial instruments where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error in the model based estimate value.

Investments in Certain Entities That Calculate Net Asset Value per Share

The MUFG Group has interests in investment funds mainly including hedge funds, private equity funds, and real estate funds included in items subject to both recurring and nonrecurring fair value measurement.

Hedge funds are primarily multi-disciplinary hedge funds that employ a fundamental bottom-up investment approach across various asset classes and strategies. The MUFG Group's investments in these funds are generally redeemable on a monthly-quarterly basis with 30-90 days notice.

Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund. It is estimated that the underlying assets of the fund would be liquidated within a ten-year period.

Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated. It is estimated that the underlying assets of the funds would be liquidated within a five-year period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2011 and 2012:

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,644,634	¥5,009,610	¥1,137,411	¥18,791,655
Debt securities
Japanese national government and Japanese government agency bonds	2,739,773	132,582	—	2,872,355
Japanese prefectural and municipal bonds	—	70,279	—	70,279
Foreign governments and official institutions bonds	6,857,423	1,042,185	115,557	8,015,165
Corporate bonds	—	1,277,076	554,364	1,831,440
Residential mortgage-backed securities	2,151,410	310,459	53,688	2,515,557
Commercial mortgage-backed securities	—	—	39,076	39,076
Asset-backed securities	—	86,468	353,835	440,303
Other debt securities	—	6,896	—	6,896
Commercial paper	—	1,457,637	—	1,457,637
Equity securities(2)	896,028	626,028	20,891	1,542,947
Trading derivative assets	76,514	9,854,646	101,980	10,033,140
Interest rate contracts	14,201	7,391,719	14,618	7,420,538
Foreign exchange contracts	169	2,232,386	81,945	2,314,500
Equity contracts	48,101	32,266	1,411	81,778
Commodity contracts	14,043	154,768	2,512	171,323
Credit derivatives	—	43,507	1,494	45,001
Investment securities:
Securities available for sale	48,073,048	4,053,521	2,203,312	54,329,881
Debt securities
Japanese national government and Japanese government agency bonds	43,813,364	906,258	—	44,719,622
Japanese prefectural and municipal bonds	—	199,227	1,054	200,281
Foreign governments and official institutions bonds	723,020	135,362	130,409	988,791
Corporate bonds	—	1,131,570	2,007,972	3,139,542
Residential mortgage-backed securities	2,587	1,112,201	23,783	1,138,571
Commercial mortgage-backed securities	—	22,243	8,147	30,390
Asset-backed securities	—	421,598	30,792	452,390
Other debt securities	—	—	960	960
Marketable equity securities	3,534,077	125,062	195	3,659,334
Other investment securities	—	1,116	35,908	37,024
Others(3)(4)	432,154	229,825	15,303	677,282

Total	¥61,226,350	¥19,148,718	¥3,493,914	¥83,868,982

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥27,988	¥2,580	¥—	¥30,568
Trading derivative liabilities	30,647	9,708,928	138,831	9,878,406
Interest rate contracts	2,116	7,253,626	74,576	7,330,318
Foreign exchange contracts	279	2,229,960	49,034	2,279,273
Equity contracts	19,581	52,870	11,892	84,343
Commodity contracts	8,671	127,065	1,533	137,269
Credit derivatives	—	45,407	1,796	47,203
Obligation to return securities received as collateral	3,069,717	198,058	—	3,267,775
Others(5)	—	442,946	18,183	461,129

Total	¥3,128,352	¥10,352,512	¥157,014	¥13,637,878

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

Notes:

(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥193,249 million and ¥124,627 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments at March 31, 2011 and 2012 were ¥5,780 million and ¥5,841 million, respectively. These investments were mainly hedge funds.
(3)	Includes interest-earning deposits in other banks, receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the fiscal years ended March 31, 2011 and 2012, the transfers between Level 1 and Level 2 were not significant.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2011 and 2012. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	March 31, 2010	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2011
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥2,077	(2)	¥—	¥(98,921)	¥87,162		¥(19,445)		¥1,137,411	¥(10,933	)(2)
Debt securities
Foreign governments and official institutions bonds	171,534	(1,720)		—	(64,468)	10,211		—		115,557	(6,688)
Corporate bonds	494,987	(12,756)		—	9,697	76,949	(6)	(14,513	)(6)	554,364	(7,892)
Residential mortgage-backed securities	56,468	5,963		—	(8,743)	—		—		53,688	5,062
Commercial mortgage-backed securities	17,315	3,425		—	18,336	—		—		39,076	2,890
Asset-backed securities	389,061	(632)		—	(29,662)	—		(4,932)		353,835	(4,306)
Equity securities	37,173	7,797		—	(24,081)	2		—		20,891	1
Trading derivatives—net	(28,612)	(9,821	)(2)	5,948	(23,117)	31,005		(12,254)		(36,851)	(4,571	)(2)
Interest rate contracts—net	(45,467)	(4,991)		—	(14,513)	14,212		(9,199)		(59,958)	6
Foreign exchange contracts—net	6,440	46		5,963	(5,245)	16,826		8,881		32,911	(2,201)
Equity contracts—net	(8,272)	(982)		(15)	(1,212)	—		—		(10,481)	(2,417)
Commodity contracts—net	14,003	276		—	(1,331)	(33)		(11,936)		979	434
Credit derivatives—net	4,684	(4,170)		—	(816)	—		—		(302)	(393)
Investment securities:
Securities available for sale	2,363,609	(431	)(3)	7,476	(354,656)	503,817		(316,503)		2,203,312	(16,526	)(3)
Debt securities
Japanese prefectural and municipal bonds	3,069	9		3	(2,027)	—		—		1,054	2
Foreign governments and official institutions bonds	87,597	(378)		1,888	41,302	—		—		130,409	(296)
Corporate bonds	2,163,465	3,844		6,150	(371,409)	503,817	(6)	(297,895	)(6)	2,007,972	(14,699)
Residential mortgage-backed securities	26,827	(1,629)		180	(1,595)	—		—		23,783	(1)
Commercial mortgage-backed securities	14,475	(1,522)		863	(5,669)	—		—		8,147	(1,522)
Asset-backed securities	67,095	(733)		(1,612)	(15,350)	—		(18,608)		30,792	11
Other debt securities	990	(20)		—	(10)	—		—		960	(20)
Marketable equity securities	91	(2)		4	102	—		—		195	(1)
Other investment securities	33,904	384	(4)	(337)	2,670	—		(713)		35,908	(131	)(4)
Others	17,217	(1,489	)(4)	—	(425)	—		—		15,303	(1,182	)(4)

Total	¥3,552,656	¥(9,280)		¥13,087	¥(474,449)	¥621,984		¥(348,915)		¥3,355,083	¥(33,343)

Liabilities
Others	¥45,347	¥2,453	(4)	¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902	)(4)

Total	¥45,347	¥2,453		¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902)

	March 31, 2011	Total realized/ unrealized gains (losses)			Purchases	Issuances	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2012
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥12,230	(2)	¥—	¥651,440	¥—	¥(439,127)	¥(362,779)	¥138,929		¥(61,447)		¥1,076,657	¥7,412	(2)
Debt securities
Foreign governments and official institutions bonds	115,557	10,062		—	180,506	—	(143,431)	(38,654)	25,691		—		149,731	3,385
Corporate bonds	554,364	4,595		—	182,004	—	(72,379)	(224,908)	113,206	(6)	(54,987	)(6)	501,895	3,526
Residential mortgage-backed securities	53,688	(2,041)		—	30,362	—	(65,705)	(6,180)	—		—		10,124	(44)
Commercial mortgage-backed securities	39,076	(2,412)		—	3,590	—	(37,502)	(2,752)	—		—		—	—
Asset-backed securities	353,835	(499)		—	254,096	—	(116,052)	(89,722)	—		(6,460)		395,198	(260)
Equity securities	20,891	2,525		—	882	—	(4,058)	(563)	32		—		19,709	805
Trading derivatives—net	(36,851)	(19,907	)(2)	2,305	293	(2,894)	—	(25,587)	69,757		(14,574)		(27,458)	(27,094	)(2)
Interest rate contracts—net	(59,958)	16,410		(92)	—	(22)	—	(7,110)	6,692		(824)		(44,904)	12,483
Foreign exchange contracts—net	32,911	(42,595)		2,372	278	(2,850)	—	(17,335)	64,141		(13,015)		23,907	(43,490)
Equity contracts—net	(10,481)	6,030		33	—	(5)	—	(1,260)	(1,336)		—		(7,019)	4,502
Commodity contracts—net	979	(131)		—	15	(17)	—	(31)	82		(735)		162	(149)
Credit derivatives—net	(302)	379		(8)	—	—	—	149	178		—		396	(440)
Investment securities:
Securities available for sale	2,203,312	4,491	(3)	(1,999)	268,123	—	(39,480)	(723,693)	193,510		(230,877)		1,673,387	(9,983	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	3		(2)	—	—	—	(1,055)	—		—		—	—
Foreign governments and official institutions bonds	130,409	(229)		2,258	3,660	—	(92)	(5,286)	—		—		130,720	(65)
Corporate bonds	2,007,972	4,984		(2,421)	185,960	—	(39,120)	(659,580)	193,510	(6)	(230,816	)(6)	1,460,489	(9,732)
Residential mortgage-backed securities	23,783	(24)		66	3,000	—	(206)	(4,268)	—		—		22,351	(2)
Commercial mortgage-backed securities	8,147	127		343	—	—	—	(4,815)	—		—		3,802	—
Asset-backed securities	30,792	(374)		(2,249)	75,467	—	—	(48,689)	—		—		54,947	(191)
Other debt securities	960	4		—	—	—	—	—	—		—		964	7
Marketable equity securities	195	—		6	36	—	(62)	—	—		(61)		114	—
Other investment securities	35,908	(1,897	)(4)	(68)	4,102	—	(5,289)	(16)	—		(419)		32,321	(1,537	)(4)
Others	15,303	(1,353	)(4)	—	698	—	(1)	(11)	—		(4,268)		10,368	(1,361	)(4)

Total	¥3,355,083	¥(6,436)		¥238	¥924,656	¥(2,894)	¥(483,897)	¥(1,112,086)	¥402,196		¥(311,585)		¥2,765,275	¥(32,563)

Liabilities
Others	¥18,183	¥(42,231	)(4)	¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071	)(4)

Total	¥18,183	¥(42,231)		¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071)

Notes:

(1)	Includes Trading securities under fair value option.
(2)	Included in Trading account profits—net and in Foreign exchange gains—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
(6)	Transfers out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2011 and 2012:

	March 31, 2011				March 31, 2012
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,185	¥5,185	¥—	¥—	¥32,400	¥32,400
Loans	12,243	14,843	343,696	370,782	10,888	19,692	332,963	363,543
Loans held for sale	—	1,901	4,726	6,627	—	1,898	78	1,976
Collateral dependent loans	12,243	12,942	338,970	364,155	10,888	17,794	332,885	361,567
Premises and equipment	—	—	10,371	10,371	—	—	18,740	18,740
Intangible assets	—	—	32,833	32,833	—	—	34,729	34,729
Other assets	145,791	—	20,128	165,919	464,819	—	11,665	476,484
Investments in equity method investees(1)	145,791	—	13,853	159,644	464,819	—	6,223	471,042	(2)
Other	—	—	6,275	6,275	—	—	5,442	5,442

Total	¥158,034	¥14,843	¥412,213	¥585,090	¥475,707	¥19,692	¥430,497	¥925,896

Note:

(1)	Includes investments valued at net asset value of ¥14,098 million and ¥8,400 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥4,324 million at March 31, 2011 and 2012, respectively. These investments are private equity funds.
(2)	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

The following table presents the nonrecurring changes in fair value which have been recorded during the fiscal years ended March 31, 2011 and 2012:

	Losses (Gains) for the fiscal year ended
	March 31, 2011		March 31, 2012
	(in millions)
Investment securities	¥3,364		¥6,060
Loans	160,862		173,242
Loans held for sale	1,263		82
Collateral dependent loans	159,599		173,160
Premises and equipment	11,497		11,983
Intangible assets	26,566		30,986
Other assets	51,326		584,843
Investments in equity method investees	49,394	(1)	581,649	(1)
Other	1,932		3,194

Total	¥253,615		¥807,114

Note:

(1)	Includes impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Investment securities include mainly impaired cost-method investments which were written down to fair value during the period. The fair values are determined based on recent financial position and projected future cash flows of investees.

Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the valuation hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the valuation hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collaterals are comprised mainly of real estate and exchange traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the valuation hierarchy.

•

Replacement cost approach. The replacement cost approach is primarily used for buildings and land they are built on. This approach calculates the collateral value based on the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by appraising subsidiaries.

•

Sales comparison approach. The sales comparison approach is mainly used for land. The collateral value is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.

•

Income approach. The income approach is, as a general rule, applied to all rental properties. This approach calculates the collateral value using expected future cash flows. In this approach, the expected annual net operating income is discounted by the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by appraising subsidiaries. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.

Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on price obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the valuation hierarchy.

Intangible assets consist of those assets which were written down to fair values. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the valuation hierarchy.

Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. The MUFG Group records impairment losses when a decline in fair value below cost is other than temporary. The impairment losses are included in Equity in losses of equity method investees-net in the consolidated statements of income. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted market prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the valuation hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the valuation hierarchy. For the fiscal years ended March 31, 2011 and 2012, the MUFG Group recorded impairment losses on investments in Morgan Stanley. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Fair Value Option

The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by BTMU and MUTB. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates as the gains and losses on translation of these securities were reflected in other changes in equity from nonowner sources, while the gains and losses on translation of foreign currency-denominated financial liabilities were included in current earnings.

The MUFG Group also elected the fair value option for certain financial instruments held by MUSHD's foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Interest-earning deposits in other banks and Receivables under resale agreements. These financial liabilities are included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the consolidated statements of income.

The following table presents the gains or losses recorded during the fiscal years ended March 31, 2011 and 2012 related to the eligible instruments for which the MUFG Group elected the fair value option:

	For the fiscal year ended March 31,
	2011			2012
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥243	¥—	¥243	¥17	¥—	¥17
Receivables under resale agreements(1)	4,736	—	4,736	1,332	—	1,332
Trading account securities	68,618	(837,459)	(768,841)	439,854	57,055	496,909

Total	¥73,597	¥(837,459)	¥(763,862)	¥441,203	¥57,055	¥498,258

Financial liabilities:
Other short-term borrowings(1)	¥(454)	¥—	¥(454)	¥(1,310)	¥—	¥(1,310)
Long-term debt(1)	(114,528)	—	(114,528)	(35,336)	—	(35,336)

Total	¥(114,982)	¥—	¥(114,982)	¥(36,646)	¥—	¥(36,646)

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2011 and 2012 for long-term receivables and debt instruments for which the fair value option has been elected:

	2011			2012
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,192	¥192	¥26,000	¥26,056	¥56

Total	¥26,000	¥26,192	¥192	¥26,000	¥26,056	¥56

Financial liabilities:
Long-term debt	¥722,752	¥575,969	¥(146,783)	¥664,095	¥524,758	¥(139,337)

Total	¥722,752	¥575,969	¥(146,783)	¥664,095	¥524,758	¥(139,337)

Interest income and expense and dividend income related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates specified in the transactions and reported in the consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

In addition to financial instruments measured and disclosed on a fair value basis, the disclosure of the estimated fair value of financial instruments that are not carried at fair value is also required. The following is a summary of carrying amounts and estimated fair values of financial instruments at March 31, 2011 and 2012:

	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, and Receivables under resale agreements and Receivable under securities borrowing transactions	¥19,486	¥19,486	¥17,344	¥17,344
Trading account assets, excluding derivatives	18,792	18,792	23,395	23,395
Investment securities	58,536	59,002	60,465	60,704
Loans, net of allowance for credit losses	86,262	87,054	91,013	92,083
Other financial assets	4,677	4,677	6,459	6,459
Derivative financial instruments:
Trading activities	10,033	10,033	11,558	11,558
Activities qualifying for hedges	2	2	—	—
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, and Payables under repurchase agreements and Payables under securities lending transactions	¥35,544	¥35,544	¥39,036	¥39,036
Interest-bearing deposits	117,894	117,960	121,805	121,876
Trading account liabilities, excluding derivatives	31	31	174	174
Obligations to return securities received as collateral	3,268	3,268	3,640	3,640
Due to trust account	634	634	627	627
Other short-term borrowings	8,488	8,488	10,882	10,882
Long-term debt	13,357	13,557	12,593	12,823
Other financial liabilities	4,635	4,635	5,250	5,250
Derivative financial instruments:
Trading activities	9,878	9,878	11,793	11,793
Activities qualifying for hedges	—	—	1	1

Not all of the financial instruments held by the MUFG Group are recorded at fair value on the consolidated balance sheets. The methodologies and assumptions used to estimate fair value of financial instruments that are not recorded at fair value on the consolidated balance sheets are summarized below:

Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions—For cash and due from banks including interest-earning deposits in other banks, call loans and funds sold, receivables under resale agreements and receivable under securities borrowing transactions, the carrying amounts are a reasonable estimate of the fair values because of their short-term nature and limited credit risk.

Investment securities—The fair values of investment securities other than those classified as available for sale or being held to maturity (i.e., nonmarketable equity securities) are not readily determinable as they do not have quoted market prices or secondary market prices available. The fair values of certain nonmarketable equity securities, such as preferred stock convertible to marketable common stock in the future, issued by public companies are determined by utilizing commonly accepted valuation models, which applies a logic to derive a fair value using the present value of dividend cash flows and option prices. For option prices, the Trinomial Tree Method determines possible paths of future stock prices using a forward rate for a common stock, and the price is calculated by multiplying the possible paths of future stock prices by the expected cash flows generated from the probability of exercising options or upon exercising of the options. Parameters used for the valuation include but are not limited to stock price, volatility and credit spread. The valuation is performed on a quarterly basis. At the time of any sale, the MUFG Group generally separately calculates a valuation to be used in sales price negotiations with the counterparty. The price agreed between the MUFG Group and a counterparty is also used as a reference for validating the appropriateness of previous valuations of the investment. The MUFG Group performs periodic validation of the valuation models. Specifically, the sensitivity and appropriateness of parameters are verified by using different valuation models employed by the MUFG Group. It is not practicable for the MUFG Group to estimate the fair value of other nonmarketable securities issued by nonpublic companies for which a quoted market price is not available. For these securities, the MUFG Group is unable to estimate fair value without incurring undue cost because they comprise investments in numerous unlisted companies and each investment represents an insignificant percentage relative to each company. Therefore, the above summary does not include the carrying amounts of such investment securities. The amounts not included in the above summary are ¥515 billion and ¥570 billion at March 31, 2011 and 2012, respectively.

Loans—The fair value of loans are estimated by discounting expected future cash flows based on types of loans, internal ratings and possibility of prepayment using the discount rates which include adjustments to reflect the expectations about possible variations to the current market rates. For certain residential loans with variable interest rates provided to individual home owners, the carrying amount is presented as the fair value since such carrying amount approximates the fair value, unless the creditworthiness of the borrower has changed significantly since the loan origination. Where quoted market prices or estimated fair values are available, primarily for loans to refinancing countries, loans held for sales and certain other foreign loans, the fair values are based on such market prices and estimated fair values, including secondary market prices. For receivables from bankrupt, virtually bankrupt, and likely to become bankrupt borrowers, credit loss is estimated based on the present value of expected future cash flows or the expected amount to be collected from collaterals and guarantees. The carrying amount is presented as the fair value since the fair value approximates such carrying amount.

Other financial assets—The estimated fair values of other financial assets, which primarily include accrued interest receivable, customers' acceptance liabilities and accounts receivable, approximate their carrying amounts. The above summary does not include the carrying amounts of investments in equity method investees amounting to ¥771 billion and ¥1,131 billion at March 31, 2011 and 2012, respectively.

Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions—For non-interest-bearing deposits, the amount payable on demand as of the consolidated balance sheet date (i.e., the carrying amount) is considered to be the fair value. For call money and funds purchased, payables under repurchase agreements and payable under securities lending transactions, the carrying amount are reasonable estimate of the fair value because of their short-term nature and limited credit risk.

Interest–bearing deposits—For variable rate time deposits, the carrying amount is presented as the fair value because the market interest rate is reflected in such deposits within a short time period. Fixed rate time deposits are grouped by certain maturity lengths. The fair value of such deposits are estimated by discounting expected future cash flows using the discount rates that would be applied to newly accepted deposits.

Due to trust account—Since these are cash deposits with no maturity, the carrying amount is presented as the fair value as the fair value approximates such carrying amount.

Other short-term borrowings—For most other short-term borrowings, the carrying amount is presented as the fair value since such carrying amount approximates the fair value because of their short-term nature and limited credit risk.

Long-term debt—The fair value of corporate bonds issued by the MUFG Group is determined based on market price of those corporate bonds. The fair value of fixed rate corporate bonds without market prices is the present value of expected future cash flow from these borrowings, which is discounted at an interest rate generally applicable to similar borrowings reflecting premium applicable to the MUFG Group. For variable rate corporate bonds without market prices, the carrying amount of such bonds is presented as the fair value since such carrying amount approximates the fair value. This is on the basis that the market interest rate is reflected in the fair value of such corporate bonds because such bond terms were set within a short time period and that there has been no significant impact on the fair value of those bonds.

Other financial liabilities—The estimated fair values of other financial liabilities, which primarily include accrued interest payable, bank acceptances, accounts payable and obligations under standby letters of credit and guarantees, approximate their carrying amounts. The fair values of obligations under standby letters of credit and guarantees are based on fees received or receivable by the MUFG Group.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2011 and 2012 was not material.

The fair value estimates presented herein are based on pertinent information available to management at March 31, 2011 and 2012. These amounts have not been comprehensively reevaluated since that date and, therefore, current estimates of fair values may have changed significantly from the amounts presented herein.

Stock-Based Compensation	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

30.    STOCK-BASED COMPENSATION

The following describes the stock-based compensation plans of MUFG, BTMU, MUTB, MUSHD, MUMSS and UNBC.

MUFG, BTMU, MUTB, MUSHD and MUMSS

MUFG, BTMU, MUTB, MUSHD and MUMSS elected to introduce a stock-based compensation plan for directors, executive officers and corporate auditors ("officers") and obtained the necessary shareholder approval at their respective ordinary general meetings.

Following the approval, MUFG resolved at the meeting of the Board of Directors to issue stock compensation type stock options ("Stock Acquisition Rights") to officers of MUFG, BTMU, MUTB, MUSHD and MUMSS. Usually, the Stock Acquisition Rights would be issued and granted to these officers once a year.

The class of shares to be issued or transferred on exercise of the Stock Acquisition Rights is common stock of MUFG. The number of shares to be issued or transferred on exercise of each Stock Acquisition Right ("number of granted shares") is 100 shares. In the event of stock split or stock merger of common stock of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of stock split or stock merger. If any events occur that require the adjustment of the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the rights graded-vest depending on the holders' service periods as officers. The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) holder as a director or an executive officer loses the status of both director and executive officer, and (2) a holder as a corporate auditor loses the status of a corporate auditor. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, BTMU, MUTB, MUSHD and MUMSS for the fiscal year ended March 31, 2012:

	Fiscal year ended March 31, 2012
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	14,857,200	¥1
Granted	8,323,100	1
Exercised	(3,639,600)	1
Forfeited or Expired	(166,500)	1

Outstanding, end of fiscal year	19,374,200	¥1	28.33	¥7,963

Exercisable, end of fiscal year	—	¥—	—	¥—

The fair value of the Stock Acquisition Rights is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions described in the following table. The risk-free rate is based on the Japanese government bonds yield curve in effect at the date of grant based on the expected term. The expected volatility is based on the historical data from traded common stock of MUFG. The expected term is based on the average service period of officers of MUFG, BTMU, MUTB, MUSHD and MUMSS, which represents the expected outstanding period of the Stock Acquisition Rights granted. The expected dividend yield is based on the dividend rate of common stock of MUFG at the date of grant.

	Fiscal year ended March 31,
	2011	2012
Risk-free interest rate	0.23%	0.29%
Expected volatility	43.97%	44.96%
Expected term (in years)	4	4
Expected dividend yield	2.91%	3.13%

The weighted-average grant date fair value of the Stock Acquisition Rights granted for the fiscal years ended March 31, 2011 and 2012 was ¥36,600 and ¥33,700 per 100 shares, respectively.

The MUFG Group recognized ¥2,839 million and ¥2,771 million of compensation costs related to the Stock Acquisition Rights with ¥1,155 million and ¥1,127 million of the corresponding tax benefit for the fiscal years ended March 31, 2011 and 2012, respectively. As of March 31, 2012, the total unrecognized compensation cost related to the Stock Acquisition Rights was ¥547 million and it is expected to be recognized over a period of three months.

Cash received from the exercise of the Stock Acquisition Rights for the fiscal year ended March 31, 2012 was ¥4 million. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights was ¥821 million for the fiscal year ended March 31, 2012.

UNBC

UnionBanCal Corporation Stock Bonus Plan (Stock Bonus Plan)

Effective as of April 27, 2010, UNBC adopted the Stock Bonus Plan. Under the Stock Bonus Plan, UNBC grants restricted stock units settled in American Depositary Receipts (ADRs) representing shares of common stock of UNBC's indirect parent company, MUFG, to key employees at the discretion of the Executive Compensation and Benefits Committee of the Board of Directors (the Committee). The Committee determines the number of shares, vesting requirements and other features and conditions of the restricted stock units. Under the Stock Bonus Plan, MUFG ADRs are purchased in the open market upon the vesting of the restricted stock units, through a revocable trust. There is no amount authorized to be issued under the Plan since all shares are purchased in the open market. These awards generally vest pro-rata on each anniversary of the grant date and become fully vested three years from the grant date, provided that the employee has completed the specified continuous service requirement. Generally, the grants vest earlier if the employee dies, is permanently and totally disabled, retires under certain grant, age and service conditions, or terminates employment under certain conditions.

Under the Stock Bonus Plan, the restricted stock unit participants do not have dividend rights, voting rights or other stockholder rights. The grant date fair value of these awards is equal to the closing price of the MUFG ADRs on date of grant.

The following table is a summary of UNBC's management stock plan:

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
Grant Date
November 15, 2010	3,995,505	$4.72	3 years	April 15
April 15, 2011	4,754,105	4.69	3 years	April 15
July 15, 2011	180,740	4.94	3 years	July 15

The following table is a rollforward of the restricted stock units under the Stock Bonus Plan for the fiscal years ended December 31, 2010 and 2011:

	Restricted Stock Units
	2010	2011
Units outstanding, beginning of year	—	3,943,590
Activity during the year:
Granted	3,995,505	4,934,845
Vested	10,595	1,435,268
Forfeited	41,320	304,833

Units outstanding, end of year	3,943,590	7,138,334

The following table is a summary of UNBC's compensation costs, the corresponding tax benefit for the fiscal years ended December 31, 2010 and 2011, and unrecognized compensation costs as of December 31, 2010 and 2011:

	December 31,
	(in millions)
	2010	2011
Compensation costs	$3	$15
Tax benefit	1	6
Unrecognized compensation costs	16	22

Parent Company Only Financial Information	12 Months Ended
Mar. 31, 2012
Parent Company Only Financial Information [Abstract]
Parent Company Only Financial Information

31.    PARENT COMPANY ONLY FINANCIAL INFORMATION

Distributions of retained earnings of BTMU and MUTB are restricted in order to meet the minimum capital adequacy requirements under the Banking Law. Also, retained earnings of these banking subsidiaries are restricted, except for ¥4,409,177 million, in accordance with the statutory reserve requirements under the Company Law at March 31, 2012 (see Notes 17 and 19).

The following table presents the parent company only financial information of MUFG:

Condensed Balance Sheets

	2011	2012
	(in millions)
Assets:
Cash and interest-earning deposits with banks	¥151,531	¥132,431
Investments in subsidiaries and affiliated companies	9,607,046	10,788,927
Investment in Morgan Stanley(1)	956,576	—	(1)
Other assets	97,435	66,227

Total assets	¥10,812,588	¥10,987,585

Liabilities and Shareholders' equity:
Short-term borrowings from subsidiaries	¥1,566,981	¥1,849,072
Long-term debt from subsidiaries and affiliated companies	792,203	383,903
Long-term debt	22	28
Other liabilities	117,683	171,424

Total liabilities	2,476,889	2,404,427

Total shareholders' equity	8,335,699	8,583,158

Total liabilities and shareholders' equity	¥10,812,588	¥10,987,585

Note:

(1)	Investment in Morgan Stanley at March 31, 2012 is included in Investments in subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Condensed Statements of Income

	2010	2011	2012
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥203,443	¥341,687	¥270,923
Dividends from Morgan Stanley(1)	78,244	71,216	—	(1)
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock	—	—	139,320
Management fees from subsidiaries	17,522	16,510	16,708
Interest income	8	102	99
Foreign exchange gains—net	43,461	93,310	32,237
Other income	5,946	1,923	5,614

Total income	348,624	524,748	464,901

Expense:
Operating expenses	15,296	13,981	14,515
Interest expense to subsidiaries and affiliated companies	41,921	42,752	37,905
Interest expense	4,087	2,856	1,196
Other expense	1,326	934	923

Total expense	62,630	60,523	54,539

Equity in undistributed net income of subsidiaries and affiliated companies—net	622,107	52,751	55,139

Income before income tax expense	908,101	516,976	465,501
Income tax expense	39,439	64,331	49,270

Net income	¥868,662	¥452,645	¥416,231

Note:

(1)	Dividends from Morgan Stanley for the fiscal year ended March 31, 2012 are included in Dividends from subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Condensed Statements of Cash Flows

	2010	2011	2012
	(in millions)
Operating activities:
Net income	¥868,662	¥452,645	¥416,231
Adjustments and other	(643,734)	(111,730)	(133,368)

Net cash provided by operating activities	224,928	340,915	282,863

Investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	1,526	250,000	17,371
Purchases of equity investments in subsidiaries and affiliated companies	(1,453,127)	(89,042)	(20,000)
Purchases of other investment securities	(5)	—	—
Net decrease (increase) in interest-earning deposits with banks	(49,663)	(70,502)	18,696
Other—net	(5,833)	(1,486)	(7,245)

Net cash provided by (used in) investing activities	(1,507,102)	88,970	8,822

Financing activities:
Net increase in short-term borrowings from subsidiaries	143,403	531,197	66,600
Proceeds from issuance of long-term debt to subsidiaries and affiliated companies	380,499	—	—
Repayment of long-term debt	(100,007)	(230,025)	(8)
Repayment of long-term debt to subsidiaries and affiliated companies	(12,800)	(295,652)	(169,710)
Proceeds from issuance of common stock, net of stock issue expenses	1,026,341	—	—
Proceeds from sales of treasury stock	30	4	3
Payments for acquisition of preferred stock	—	(250,000)	—
Payments to acquire treasury stock	(246)	(30)	(12)
Dividends paid	(149,551)	(190,455)	(187,616)
Other—net	(2,269)	(386)	(1,346)

Net cash provided by (used in) financing activities	1,285,400	(435,347)	(292,089)

Net increase (decrease) in cash and cash equivalents	3,226	(5,462)	(404)
Cash and cash equivalents at beginning of fiscal year	13,262	16,488	11,026

Cash and cash equivalents at end of fiscal year	¥16,488	¥11,026	¥10,622

SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities	12 Months Ended
Mar. 31, 2012
SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities [Abstract]
SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities

32.    SEC REGISTERED FUNDING VEHICLES ISSUING NON-DILUTIVE PREFERRED SECURITIES

In February 2006, MUFG established MUFG Capital Finance 1 Limited, MUFG Capital Finance 2 Limited and MUFG Capital Finance 3 Limited, wholly owned funding vehicles in the Cayman Islands, for the issuance of preferred securities to enhance the flexibility of its capital management.

On March 17, 2006, MUFG Capital Finance 1 Limited, MUFG Capital Finance 2 Limited and MUFG Capital Finance 3 Limited registered with the SEC and issued $2,300,000,000 in 6.346% non-cumulative preferred securities, €750,000,000 in 4.850% non-cumulative preferred securities and ¥120,000,000,000 in 2.680% non-cumulative preferred securities (collectively, the "Preferred Securities"), respectively. Total net proceeds before expenses were approximately $4.17 billion. All of the ordinary shares of MUFG Capital Finance 1 Limited, MUFG Capital Finance 2 Limited and MUFG Capital Finance 3 Limited are owned by MUFG. MUFG fully and unconditionally guarantees the payment of dividends and payments on liquidation or redemption of the obligations under the Preferred Securities.

The Preferred Securities entitle holders to receive a non-cumulative preferential cash dividend starting on July 25, 2006 and on January 25 and July 25 of each year thereafter. These funding vehicles will not be obligated to pay dividends on the Preferred Securities upon the occurrence of certain events relating to the financial condition of MUFG. From July 25, 2016, dividends on the Preferred Securities will be re-calculated at a floating rate per annum.

The dollar-denominated and euro-denominated preferred securities are subject to redemption on any dividend payment date on or after July 25, 2016. All the Preferred Securities are subject to redemption in whole (but not in part) at any time upon the occurrence of specified events, in each case at the option of each of the funding vehicles and subject to necessary government approvals.

The Preferred Securities are non-dilutive and not convertible into MUFG's common shares. The Preferred Securities were included as part of MUFG's Tier I capital at March 31, 2011 and 2012 under its capital adequacy requirements.

These funding vehicles are not consolidated as the MUFG Group's subsidiaries. See Note 23 for discussion. The funds raised through such funding vehicles are primarily loaned to the MUFG Group and presented as Long-term debt in the consolidated balance sheet at March 31, 2011 and 2012.

On July 25, 2011, MUFG redeemed a total of ¥120,000,000,000 of non-cumulative and non-dilutive perpetual preferred securities issued by MUFG Capital Finance 3 Limited.

Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

33.    SUBSEQUENT EVENTS

MUFG has evaluated subsequent events requiring recognition or disclosure in the consolidated financial statements through the date these consolidated financial statements were issued.

Approval of Dividends

On June 28, 2012, the shareholders approved the payment of cash dividends to the shareholders of record on March 31, 2012, of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥6.00 per share of Common stock, totaling ¥84,927 million.

Stock Compensation Type Stock Options (Stock Acquisition Rights)

On July 18, 2012, MUFG allotted the directors, executive officers, corporate auditors and senior fellows of MUFG, BTMU, MUTB, MUSHD and MUMSS stock acquisition rights to acquire an aggregate amount of 8,373,600 shares of MUFG's common stock. The stock acquisition rights have an exercise price of ¥1 per common share, and are exercisable until July 17, 2042.

Basis Of Financial Statements And Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2012
Basis Of Financial Statements And Summary Of Significant Accounting Policies [Abstract]
Description Of Business

Description of Business

Mitsubishi UFJ Financial Group, Inc. ("MUFG") is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), Mitsubishi UFJ Trust and Banking Corporation ("MUTB"), Mitsubishi UFJ Securities Holdings Co., Ltd. ("MUSHD"), Mitsubishi UFJ NICOS Co., Ltd. ("Mitsubishi UFJ NICOS"), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. ("MUMSS"). See Note 2 for more information on the securities joint venture with Morgan Stanley. Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 27 for more information by business segment.

Basis Of Financial Statements

Basis of Financial Statements

The accompanying consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("US GAAP"). In certain respects, the accompanying consolidated financial statements reflect adjustments which are not included in the consolidated financial statements issued by MUFG and certain of its subsidiaries in accordance with applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.

Fiscal years of certain subsidiaries, which end on or after December 31, and MUFG's fiscal year, which ends on March 31, have been treated as coterminous. For the fiscal years ended March 31, 2010, 2011 and 2012, the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal years ended on or after December 31, would have resulted in an increase of ¥3.90 billion to net income, an increase of ¥13.87 billion to net income and a decrease of ¥1.56 billion to net income, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2010, 2011 and 2012 which, if recorded, would have had material effects on consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2010, 2011 and 2012.

Use Of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, valuation allowances of deferred tax assets, tax reserves, valuation of financial instruments, goodwill, intangible assets, investment securities, allowances for repayment of excess interest and accrued severance indemnities and pension liabilities.

Summary Of Significant Accounting Policies

Summary of Significant Accounting Policies

Significant accounting policies applied in the accompanying consolidated financial statements are summarized below:

Consolidation—The consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities ("VIE"s) (together, the "MUFG Group"). In situations in which the MUFG Group has a controlling financial interest in other entities, including certain VIEs, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group's equity interest in the earnings of these equity investees, other-than-temporary impairment, and gains or losses realized on disposition of such investments are reported in Equity in losses of equity method investees-net. The MUFG Group recognizes an impairment loss on investments in equity method investees that is other than temporary. The MUFG Group determines whether loss on investments is other than temporary, through consideration of various factors, such as the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the investees, and the intent and ability to retain its investment in the investees for a period of time sufficient to allow for any anticipated recovery in the fair value. The MUFG Group also evaluates additional factors, such as the condition and trend of the economic cycle, and trends in the general market.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that would absorb the majority of the VIE's expected losses or receive the majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of a VIE which most significantly impact the VIE's economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal years.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of accumulated other changes in equity from nonowner sources. Tax effects of gains and losses on foreign currency translation of the financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal years. Gains and losses from such translation are included in Foreign exchange gains—net, as appropriate.

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase ("repurchase agreements"), securities purchased with agreements to resell ("resale agreements") and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if the transferor has not surrendered control over the securities. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2010, 2011 and 2012, there were no such transactions accounted for as sales.

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by a daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the consolidated balance sheets.

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value in the consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits—net, as appropriate. The MUFG Group has elected the fair value option for certain foreign securities. See Note 29 for a further discussion of fair value option.

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and are carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available for sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other changes in equity from nonowner sources, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost, and also investment securities held by subsidiaries that are investment companies or brokers and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and brokers and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to the consolidated statements of income when, in the opinion of management, a decline in estimated fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains—net in the consolidated statements of income. In determining other-than-temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers' financial needs. Derivatives are also used to manage counterparty credit risk and its market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities, as appropriate. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains—net with respect to foreign exchange contracts and in Trading account profits—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated as hedging instruments and qualify for hedge accounting. The MUFG Group designates a derivative as a hedging instrument at the inception of each such hedge relationship, and it documents, for such individual hedging relationships, the risk management objective and strategy, including the item being hedged, the specific risk being hedged and the method used to assess the hedge effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities, as appropriate. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other changes in equity from nonowner sources. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans—Loans originated by the MUFG Group ("originated loans") are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the remaining contractual terms of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group divides its loan portfolio into the following segments—Commercial, Residential, Card and UnionBanCal Corporation ("UNBC") based on the segments used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further divides the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income. The MUFG Group does not capitalize any accrued interest in the principal balances of impaired loans at each balance sheet date.

Once a loan is classified as a nonaccrual loan, the MUFG Group will generally not modify the terms of the loan as a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. If a nonaccrual loan has been restructured and the borrower is not delinquent under the restructured terms, and demonstrates that its financial condition has been improved, the MUFG Group may reclassify the loan to accrual status. This determination is generally performed once a year through a detailed internal credit rating review process. Once a restructured nonaccrual loan is deemed to be a troubled debt restructuring ("TDR"), the MUFG Group will continue to designate the loan as a TDR even if the loan is reclassified to accrual status.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor's estimate of undiscounted cash flows over the investor's initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan's yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition are recognized as impairments.

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. Interests in loans sold through a securitization accounted for as a sale may be retained in the form of subordinated tranches or beneficial interests. These retained interests are primarily recorded in Securities available for sale. The previous carrying amount of the loans involved in the transfer is allocated between the loans sold and the retained interests based on their relative fair values at the date of the securitization. Since quoted market prices are generally not available, the MUFG Group usually estimates fair value of these retained interests based on the present value of future expected cash flows by using modeling techniques that involve management's best estimates of key assumptions, which may include default ratio, recovery rates, and discount rates. See Note 29 for details of fair value measurements.

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit losses is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or existing economic conditions. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by collateral value, historical loss experience, probability of insolvency and category of loan based on its type and characteristics. The MUFG Group updates these conditions and probable loss on a regular basis and upon the occurrence of unexpected change in the economic environment.

The methodologies used to estimate the allowance and the charge-off policy for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment are the internal credit rating assigned to each borrower which represents the borrower's creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a TDR, based on the internal credit rating and historical loss factors which are based on the loss experience. See Note 4 for the information on loans to borrowers categorized based on the internal borrower rating. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

In relation to loans categorized as Legally/Virtually Bankrupt, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is basically determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans is generally fully charged off.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan's effective rate, the loan's observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management's judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management's evaluation of various conditions that are not directly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas and products of the MUFG Group, credit quality trends and risk identification, collateral values, loan volumes, underwriting standards and concentrations, specific industry conditions, recent loss experience and the duration of the current business cycle. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Commercial loans are generally considered uncollectible based on an evaluation of borrower financial condition as well as the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part. Consumer loans are generally considered uncollectible based on past due status and the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part.

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill—The MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	9 to 27	Declining-balance
Trade names	8 to 40	Straight-line

Intangible assets having indefinite useful lives are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers' accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other changes in equity from nonowner sources. The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group's business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers' profile, recent trend of borrowers' claims for reimbursement, and appropriate management's future forecasts. The allowance is recorded as a liability in Other liabilities. In relation to the estimate of this allowance, see Note 1 "Change in Accounting Estimates" section for the details.

Fees and Commissions—Revenue recognition of major components of fees and commissions is as follows:

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Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

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Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

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Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year.

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a "stock split" as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings per Common Share—Basic earnings per share ("EPS") excludes dilutive effects of potential common shares and is computed by dividing net income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus, and unappropriated retained earnings.

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other changes in equity from nonowner sources. All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute changes in equity from nonowner sources and are presented, with related income tax effects, in the consolidated statements of changes in equity from nonowner sources.

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Consolidation

Consolidation—The consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities ("VIE"s) (together, the "MUFG Group"). In situations in which the MUFG Group has a controlling financial interest in other entities, including certain VIEs, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group's equity interest in the earnings of these equity investees, other-than-temporary impairment, and gains or losses realized on disposition of such investments are reported in Equity in losses of equity method investees-net. The MUFG Group recognizes an impairment loss on investments in equity method investees that is other than temporary. The MUFG Group determines whether loss on investments is other than temporary, through consideration of various factors, such as the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the investees, and the intent and ability to retain its investment in the investees for a period of time sufficient to allow for any anticipated recovery in the fair value. The MUFG Group also evaluates additional factors, such as the condition and trend of the economic cycle, and trends in the general market.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that would absorb the majority of the VIE's expected losses or receive the majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of a VIE which most significantly impact the VIE's economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation Of Foreign Currency Financial Statements And Foreign Currency Transactions

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal years.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of accumulated other changes in equity from nonowner sources. Tax effects of gains and losses on foreign currency translation of the financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal years. Gains and losses from such translation are included in Foreign exchange gains—net, as appropriate.

Repurchase Agreements, Securities Lending And Other Secured Financing Transactions

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase ("repurchase agreements"), securities purchased with agreements to resell ("resale agreements") and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if the transferor has not surrendered control over the securities. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2010, 2011 and 2012, there were no such transactions accounted for as sales.

Collateral

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by a daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the consolidated balance sheets.

Trading Account Securities

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value in the consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits—net, as appropriate. The MUFG Group has elected the fair value option for certain foreign securities. See Note 29 for a further discussion of fair value option.

Investment Securities

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and are carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available for sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other changes in equity from nonowner sources, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost, and also investment securities held by subsidiaries that are investment companies or brokers and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and brokers and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to the consolidated statements of income when, in the opinion of management, a decline in estimated fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains—net in the consolidated statements of income. In determining other-than-temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers' financial needs. Derivatives are also used to manage counterparty credit risk and its market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities, as appropriate. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains—net with respect to foreign exchange contracts and in Trading account profits—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated as hedging instruments and qualify for hedge accounting. The MUFG Group designates a derivative as a hedging instrument at the inception of each such hedge relationship, and it documents, for such individual hedging relationships, the risk management objective and strategy, including the item being hedged, the specific risk being hedged and the method used to assess the hedge effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities, as appropriate. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other changes in equity from nonowner sources. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans

Loans—Loans originated by the MUFG Group ("originated loans") are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the remaining contractual terms of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group divides its loan portfolio into the following segments—Commercial, Residential, Card and UnionBanCal Corporation ("UNBC") based on the segments used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further divides the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income. The MUFG Group does not capitalize any accrued interest in the principal balances of impaired loans at each balance sheet date.

Once a loan is classified as a nonaccrual loan, the MUFG Group will generally not modify the terms of the loan as a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. If a nonaccrual loan has been restructured and the borrower is not delinquent under the restructured terms, and demonstrates that its financial condition has been improved, the MUFG Group may reclassify the loan to accrual status. This determination is generally performed once a year through a detailed internal credit rating review process. Once a restructured nonaccrual loan is deemed to be a troubled debt restructuring ("TDR"), the MUFG Group will continue to designate the loan as a TDR even if the loan is reclassified to accrual status.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor's estimate of undiscounted cash flows over the investor's initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan's yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition are recognized as impairments.

Loan Securitization

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. Interests in loans sold through a securitization accounted for as a sale may be retained in the form of subordinated tranches or beneficial interests. These retained interests are primarily recorded in Securities available for sale. The previous carrying amount of the loans involved in the transfer is allocated between the loans sold and the retained interests based on their relative fair values at the date of the securitization. Since quoted market prices are generally not available, the MUFG Group usually estimates fair value of these retained interests based on the present value of future expected cash flows by using modeling techniques that involve management's best estimates of key assumptions, which may include default ratio, recovery rates, and discount rates. See Note 29 for details of fair value measurements.

Allowance For Credit Losses

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit losses is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or existing economic conditions. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by collateral value, historical loss experience, probability of insolvency and category of loan based on its type and characteristics. The MUFG Group updates these conditions and probable loss on a regular basis and upon the occurrence of unexpected change in the economic environment.

The methodologies used to estimate the allowance and the charge-off policy for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment are the internal credit rating assigned to each borrower which represents the borrower's creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a TDR, based on the internal credit rating and historical loss factors which are based on the loss experience. See Note 4 for the information on loans to borrowers categorized based on the internal borrower rating. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

In relation to loans categorized as Legally/Virtually Bankrupt, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is basically determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans is generally fully charged off.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan's effective rate, the loan's observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management's judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management's evaluation of various conditions that are not directly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas and products of the MUFG Group, credit quality trends and risk identification, collateral values, loan volumes, underwriting standards and concentrations, specific industry conditions, recent loss experience and the duration of the current business cycle. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Commercial loans are generally considered uncollectible based on an evaluation of borrower financial condition as well as the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part. Consumer loans are generally considered uncollectible based on past due status and the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part.

Allowance For Off-Balance Sheet Credit Instruments

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises And Equipment

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill

Goodwill—The MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible Assets

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	9 to 27	Declining-balance
Trade names	8 to 40	Straight-line

Intangible assets having indefinite useful lives are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance And Pension Liabilities

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers' accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other changes in equity from nonowner sources. The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt	Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.
Obligations Under Guarantees

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group's business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance For Repayment Of Excess Interest

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers' profile, recent trend of borrowers' claims for reimbursement, and appropriate management's future forecasts. The allowance is recorded as a liability in Other liabilities. In relation to the estimate of this allowance, see Note 1 "Change in Accounting Estimates" section for the details.

Fees And Commissions

Fees and Commissions—Revenue recognition of major components of fees and commissions is as follows:

•

Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

•

Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

•

Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year.

Free Distributions Of Common Shares

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a "stock split" as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings Per Common Share

Earnings per Common Share—Basic earnings per share ("EPS") excludes dilutive effects of potential common shares and is computed by dividing net income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus, and unappropriated retained earnings.

Comprehensive Income (Loss)

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other changes in equity from nonowner sources. All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute changes in equity from nonowner sources and are presented, with related income tax effects, in the consolidated statements of changes in equity from nonowner sources.

Stock-Based Compensation

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Reclassifications

Reclassifications

Certain reclassifications and format changes have been made to the consolidated financial statements for the fiscal years ended March 31, 2010 and 2011 to conform to the presentation for the fiscal year ended March 31, 2012.

These reclassifications and format changes include 1) the presentation of "Employee benefit cost for severance indemnities and pension plans," "Amortization of premiums on investment securities" and "Increase in unearned income, unamortized premiums and deferred loan fees" as a separate line item which had previously been presented as "Other—net" in cash flows from operating activities, and 2) the presentation of "Proceeds from sales and dispositions of investments in equity method investees" as a separate line item which had previously been presented as "Other—net" in cash flows from investing activities in the consolidated statements of cash flows for the fiscal years ended March 31, 2010 and 2011.

These reclassifications and format changes did not result in a change to previously reported financial positions and results of operations.

Change In Accounting Estimates

Change in Accounting Estimates

Prior to the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS, a consumer finance subsidiary of MUFG, had estimated the allowance for repayment of excess interest (see Note 24 for the details of this allowance) based primarily on historical reimbursement rates of excess interest. For the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS revised its estimate by updating management's future forecast to reflect new reimbursement claims information and other data following various legal and industry developments that occurred during the fiscal year. For the fiscal year ended March 31, 2011, the effect from the changes had a negative impact on Income before income tax expense and Net income attributable to Mitsubishi UFJ Financial Group of ¥61 billion and ¥49 billion, respectively, and a corresponding impact on both basic and diluted earnings per common share of ¥3.45 per share.

The MUFG Group evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. When the useful life of intangible assets not subject to amortization is no longer determined to be indefinite, such as when unanticipated competition enters a market, the intangible asset is amortized over the remaining period that it is expected to contribute to positive cash flows. At September 30, 2011, the MUFG Group reevaluated the useful lives of its intangible assets related to its customer relationships from fund contracts, which had been recorded as intangible assets not subject to amortization. Due to the global financial downturn, including the recent financial market disruption in Europe and the downgrade of the US treasury bonds' credit rating, the downward trend of customer assets under management, which was previously on an upward trend, is not expected to recover in the near future and therefore is no longer expected to support indefinite useful lives of the intangible assets associated with the customer relationships from fund contracts. As a result of the reevaluation, the MUFG Group reclassified its intangible assets related to the customer relationships of ¥42,224 million from intangible assets not subject to amortization to those subject to amortization. See Note 6 for the details of these intangible assets.

Accounting Changes

Accounting Changes

Recognition and Presentation of Other-Than-Temporary Impairments—In April 2009, the FASB staff issued guidance, which amends the other-than-temporary impairment model for debt securities. This guidance requires an entity to recognize an other-than-temporary impairment of a debt security if the entity has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis. In addition, this guidance requires an entity to recognize the credit component of an other-than-temporary impairment of a debt security in earnings or the noncredit component in accumulated other changes in equity from nonowner sources when the entity does not intend to sell the debt security and if it is more likely than not that the entity will not be required to sell the debt security before recovery of its amortized cost basis. This guidance also requires additional disclosures, such as the calculation of credit losses, as well as factors considered in reaching a conclusion that an investment is not other than temporarily impaired by major security types. This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The MUFG Group adopted this guidance on April 1, 2009. The cumulative effect of the change included a decrease in the opening balance of Accumulated deficit at April 1, 2009 of ¥118,210 million, net of taxes with a corresponding adjustment to accumulated other changes in equity from nonowner sources. See Note 3 for a further discussion on this guidance.

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the previous guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the VIE which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a VIE. This guidance was effective from April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining the primary beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the above new guidance prospectively. Accordingly, financial statements for prior periods have not been restated. The net increase in the MUFG Group's consolidated assets, liabilities and shareholders' equity attributable to noncontrolling interests was ¥237,008 million, ¥214,887 million and ¥19,551 million, respectively, as of April 1, 2010. The cumulative effect on retained earnings was an increase of ¥1,408 million upon adoption. See Note 23 for further disclosures required by the new guidance.

Disclosure about Fair Value Measurements—In January 2010, the FASB issued new guidance which requires a new disclosure and clarifies existing disclosure requirements on fair value measurements. The guidance requires additional disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and activity in Level 3 fair value measurement. This guidance also clarifies existing disclosure requirements regarding the level of disaggregation and valuation inputs and techniques. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure of the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which is effective for interim and annual reporting periods beginning after December 15, 2010 with early application permitted. The MUFG Group adopted this guidance on April 1, 2010, except for the disclosure in regard to the Level 3 activity. For the disclosure in regard to the Level 3 activity, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group's disclosures about fair value measurements, but did not affect its financial position and results of operations. See Note 29 for details of disclosures required by this guidance.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of TDR and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. The existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward disclosures, is effective for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period. For the disclosures about items regarding activity that occurs during a reporting period, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group's disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

In January 2011, the FASB decided to defer the effective date for disclosures about TDRs by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. The MUFG Group adopted this guidance immediately upon issuance, which had no impact on its financial position and results of operations.

In April 2011, the FASB issued further guidance which finalizes its project on determining what constitutes a TDR for a creditor. Under this guidance, the deferred date for disclosures about TDRs by creditors is effective for the first interim and annual periods beginning on or after June 15, 2011. See Recently Issued Accounting Pronouncements—Amendment to Accounting for a Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring for details.

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations ("CDOs") and synthetic CDOs, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group adopted this guidance on April 1, 2011, and recorded a ¥135 million increase to retained earnings as a cumulative effect adjustment.

Amendments to Disclosures about an Employer's Participation in a Multiemployer Plan—In September 2011, the FASB issued new guidance intended to create greater transparency in financial reporting by requiring additional disclosures about an employer's participation in a multiemployer pension plan. This guidance requires companies to provide additional quantitative and qualitative disclosures about the significant multiemployer plans in which they participate. This guidance is effective for annual periods for fiscal years ending after December 15, 2011. The MUFG Group adopted this guidance on March 31, 2012, which had no impact on its financial position and results of operations. The guidance did not affect the MUFG Group's disclosures about the multiemployer pension plans since it did not participate in significant multiemployer pension plans.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Amendment to Accounting for a Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor's evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor's evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower's effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements between US GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual periods beginning after December 15, 2011. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted.

In December 2011, the FASB issued further guidance which indefinitely defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. This does not defer the effective date of the other disclosure requirements within the new guidance.

The new guidance will only affect the presentation of other comprehensive income, and will not affect the MUFG Group's financial position and results of operations.

Amendments to Testing Goodwill for Impairment—In September 2011, the FASB issued new guidance which simplifies goodwill impairment testing. This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test which includes calculating the fair value of the reporting unit. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Scope Clarification of Accounting for Derecognition of in Substance Real Estate—In December 2011, the FASB issued new guidance, which resolves the diversity in practice about whether the guidance of real estate sales in property, plant, and equipment applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this guidance, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance of real estate sales in property, plant, and equipment to determine whether it should derecognize the in substance real estate. For public entities, the amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. This guidance requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance is effective for annual periods for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This new guidance will only affect the MUFG Group's disclosures about offsetting assets and liabilities, and will not affect the MUFG Group's financial position and results of operations.

Basis Of Financial Statements And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Basis Of Financial Statements And Summary Of Significant Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives Of Premises And Equipment

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Schedule Of Useful Life Of Intangible Assets And Amortization Method By Major Class

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	9 to 27	Declining-balance
Trade names	8 to 40	Straight-line

Business Developments (Tables)	12 Months Ended
Mar. 31, 2012
Business Developments [Abstract]
Previously Reported Amounts And Adjusted Amounts In Relation To Investment In Morgan Stanley

	March 31, 2011
	As previously reported	As adjusted
	(in millions)
Investment securities—Securities available for sale	¥54,435,634	¥54,329,881
Other assets	5,226,412	5,321,120
Other liabilities	4,844,901	4,841,981
Retained earnings—Unappropriated retained earnings	254,411	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(620,844)	(628,661)

	Fiscal years ended March 31,
	2010		2011
	As previously reported	As adjusted	As previously reported	As adjusted
	(in millions, except per share data)
Interest income—Investment securities—Dividends	¥168,500	¥167,862	¥170,470	¥169,667
Equity in losses of equity method investees—net	(104,098)	(83,893)	(90,628)	(113,017)
Other non-interest income	195,966	191,307	140,766	148,532
Income tax expense	407,040	413,105	439,900	433,625
Net income attributable to Mitsubishi UFJ Financial Group	859,819	868,662	461,796	452,645
Basic earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	68.01	68.72	31.20	30.55
Diluted earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	67.87	68.59	31.08	30.43

Investment Securities (Tables)	12 Months Ended
Mar. 31, 2012
Investment Securities [Abstract]
Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221		¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9		200,281
Foreign governments and official institutions bonds	973,175	16,472	856		988,791
Corporate bonds	3,058,698	84,262	3,418		3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293		1,138,571
Commercial mortgage-backed securities	31,485	181	1,276		30,390
Asset-backed securities	452,280	665	555		452,390
Other debt securities	960	—	—		960
Marketable equity securities	2,642,287	1,073,797	56,750		3,659,334

Total	¥53,249,694	¥1,268,565	¥188,378		¥54,329,881

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—		¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—		22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451		897,623
Corporate bonds	138,810	1,165	46		139,929
Asset-backed securities	935,876	32,144	3,930	(1)	964,090
Other debt securities	77	4	—		81

Total	¥3,017,189	¥48,236	¥6,427		¥3,058,998

Note:

(1)	UNBC reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses as of the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and is not included in the table above.

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:

(1)	As a result of the reclassification mentioned above, the unrealized losses at the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and is not included in the table above.

Contractual Maturity

	Held-to-maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥729,168	¥732,666	¥15,218,529
Due from one year to five years	588,159	596,852	29,800,171
Due from five years to ten years	696,287	722,033	5,634,612
Due after ten years	371,754	379,138	3,648,313

Total	¥2,385,368	¥2,430,689	¥54,301,625

Schedule Of Investments, By Type And Length In Continuous Loss Position

Less than 12 months			12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	504,958	56,604	542	146	505,500	56,750	122

Total	¥25,635,372	¥165,148	¥1,238,149	¥23,230	¥26,873,521	¥188,378	3,779

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

Roll-Forward Of Credit Loss Component Recognized in Earnings

	2010	2011	2012
	(in millions)
Balance at beginning of fiscal year	¥40,556	¥36,591	¥35,458

Additions:
Initial credit impairments	24,587	14,087	8,596
Subsequent credit impairments	5,235	6,401	5,186

Reductions:
Securities sold or matured	(33,787)	(21,621)	(19,174)

Balance at end of fiscal year	¥36,591	¥35,458	¥30,066

Loans And Allowance For Credit Losses (Tables)	12 Months Ended
Mar. 31, 2012
Loans And Allowance For Credit Losses [Abstract]
Loans By Domicile And Type Of Industry Of Borrower Segment Classification
	2011	2012
	(in millions)
Domestic:
Manufacturing	¥11,248,033	¥11,451,720
Construction	1,280,899	1,155,926
Real estate	11,660,798	11,035,029
Services	3,417,689	3,239,688
Wholesale and retail	8,443,580	8,492,234
Banks and other financial institutions(1)	3,421,419	3,511,055
Communication and information services	1,249,272	1,284,585
Other industries	8,410,092	10,390,191
Consumer	18,420,864	17,636,553

Total domestic	67,552,646	68,196,981

Foreign:
Governments and official institutions	516,637	554,933
Banks and other financial institutions(1)	3,565,502	4,722,587
Commercial and industrial	13,116,390	15,675,995
Other	2,853,671	3,238,830

Total foreign	20,052,200	24,192,345

Unearned income, unamortized premiums—net and deferred loan fees—net	(102,871)	(91,083)

Total(2)	¥87,501,975	¥92,298,243

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥65,162 million and ¥46,634 million at March 31, 2011 and 2012, respectively, which are carried at the lower of cost or estimated fair value.

Nonaccrual Status Of Loans By Class

	2011	2012
	(in millions)
Commercial
Domestic	¥686,084	¥808,757
Manufacturing	137,275	199,608
Construction	48,338	39,959
Real estate	128,282	104,690
Services	74,234	84,753
Wholesale and retail	171,870	237,380
Banks and other financial institutions	7,238	7,802
Communication and information services	32,978	33,233
Other industries	36,163	47,931
Consumer	49,706	53,401
Foreign-excluding UNBC	102,869	69,361
Residential	129,777	122,270
Card	141,445	113,450
UNBC	78,623	49,651

Total(1)	¥1,138,798	¥1,163,489

Note:

(1)	The above table does not include loans held for sale of ¥548 million and nil at March 31, 2011 and 2012, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,346 million at March 31, 2011 and 2012, respectively.

Summary Of Impaired Loans, Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class
	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million.

	At March 31, 2012					Fiscal year ended March 31, 2012
	Recorded Loan Balance
	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,045,342	¥279,330	¥1,324,672	¥1,387,029	¥616,769	¥1,270,856	¥21,356
Manufacturing	302,210	56,268	358,478	376,393	187,081	333,409	5,656
Construction	33,802	22,034	55,836	60,498	19,986	63,215	1,370
Real estate	112,357	50,982	163,339	176,520	52,165	173,739	2,476
Services	140,228	36,378	176,606	182,044	74,707	176,047	3,203
Wholesale and retail	299,637	69,051	368,688	375,464	192,671	326,440	5,239
Banks and other financial institutions	9,418	253	9,671	11,777	2,314	9,812	85
Communication and information services	39,077	12,534	51,611	54,063	23,278	55,387	1,152
Other industries	54,183	8,918	63,101	63,336	40,484	57,612	927
Consumer	54,430	22,912	77,342	86,934	24,083	75,195	1,248
Foreign-excluding UNBC	154,249	177	154,426	155,433	89,049	138,900	1,016
Loans acquired with deteriorated credit quality	34,472	78	34,550	56,054	10,704	35,307	1,983
Residential	303,449	23,513	326,962	406,740	102,892	318,512	6,549
Card	145,123	1,666	146,789	164,659	47,418	149,255	6,972
UNBC	29,554	14,915	44,469	49,974	5,321	45,297	1,354

Total	¥1,712,189	¥319,679	¥2,031,868	¥2,219,889	¥872,153	¥1,958,127	¥39,230

Note:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.

Credit Quality Indicators Of Loans By Class

At March 31, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥45,354,265	¥4,357,196	¥686,431	¥50,397,892
Manufacturing	9,957,029	1,141,101	137,275	11,235,405
Construction	1,007,788	223,791	48,306	1,279,885
Real estate	9,793,308	1,023,691	128,401	10,945,400
Services	2,878,813	445,863	74,234	3,398,910
Wholesale and retail	7,411,408	829,277	171,870	8,412,555
Banks and other financial institutions	3,110,731	298,554	7,238	3,416,523
Communication and information services	1,074,367	140,614	32,978	1,247,959
Other industries	8,210,660	156,090	36,163	8,402,913
Consumer	1,910,161	98,215	49,966	2,058,342
Foreign-excluding UNBC	14,992,355	1,006,010	39,490	16,037,855
Loans acquired with deteriorated credit quality	41,144	56,201	22,119	119,464

Total	¥60,387,764	¥5,419,407	¥748,040	¥66,555,211

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥16,015,242	¥134,773	¥16,150,015
Card	¥727,880	¥144,163	¥872,043

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,715,853	¥21,595	¥1,767,355	¥275,762	¥3,780,565

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for more information on FDIC covered loans.

At March 31, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,609,922	¥4,324,321	¥808,836	¥51,743,079
Manufacturing	10,139,970	1,100,059	199,608	11,439,637
Construction	901,366	213,648	39,928	1,154,942
Real estate	9,366,628	972,220	104,757	10,443,605
Services	2,713,378	425,694	84,753	3,223,825
Wholesale and retail	7,434,212	788,769	237,380	8,460,361
Banks and other financial institutions	3,065,589	433,192	7,803	3,506,584
Communication and information services	1,137,182	113,561	33,233	1,283,976
Other industries	10,185,274	152,041	47,964	10,385,279
Consumer	1,666,323	125,137	53,410	1,844,870
Foreign-excluding UNBC	18,779,012	1,099,549	65,715	19,944,276
Loans acquired with deteriorated credit quality	32,714	54,863	21,057	108,634

Total	¥65,421,648	¥5,478,733	¥895,608	¥71,795,989

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,461,203	¥125,715	¥15,586,918
Card	¥642,578	¥115,295	¥757,873

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,784,444	¥24,022	¥2,083,976	¥149,261	¥4,041,703

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥160,209 million. See Note 2 for more information on FDIC covered loans.

Age Analysis Of Past Due Loans By Class

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

At March 31, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥36,474	¥68,428	¥104,902	¥51,638,177	¥51,743,079	¥8,064
Manufacturing	3,874	7,776	11,650	11,427,987	11,439,637	19
Construction	1,856	2,474	4,330	1,150,612	1,154,942	63
Real estate	6,551	16,413	22,964	10,420,641	10,443,605	2,735
Services	3,739	4,731	8,470	3,215,355	3,223,825	200
Wholesale and retail	10,225	10,246	20,471	8,439,890	8,460,361	71
Banks and other financial institutions	8	179	187	3,506,397	3,506,584	—
Communication and information services	4,718	5,939	10,657	1,273,319	1,283,976	15
Other industries	156	9,644	9,800	10,375,479	10,385,279	8
Consumer	5,347	11,026	16,373	1,828,497	1,844,870	4,953
Foreign-excluding UNBC	2,459	26,606	29,065	19,915,211	19,944,276	—
Residential	91,609	57,871	149,480	15,417,904	15,567,384	56,522
Card	29,751	46,695	76,446	666,978	743,424	—
UNBC	29,697	23,011	52,708	4,075,429	4,128,137	77

Total	¥189,990	¥222,611	¥412,601	¥91,713,699	¥92,126,300	¥64,663

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

Changes In The Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment
	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥1,156,638	¥1,315,615
Provision for credit losses	647,793	292,035
Charge-offs	520,772	385,770
Less—Recoveries	52,372	43,670

Net charge-offs	468,400	342,100
Others(1)	(20,416)	(25,094)

Balance at end of fiscal year	¥1,315,615	¥1,240,456

Note:

(1)	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Fiscal year ended March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	181,449	29,481	27,883	(15,004)	223,809
Charge-offs	126,157	23,075	43,073	24,494	216,799
Recoveries	36,043	216	1,486	5,684	43,429

Net charge-offs	90,114	22,859	41,587	18,810	173,370
Others(2)	(2,638)	—	—	(2,750)	(5,388)

Balance at end of fiscal year:
Individually evaluated for impairment	¥705,818	¥101,773	¥47,418	¥5,321	¥860,330
Collectively evaluated for impairment	245,916	67,855	21,158	53,857	388,786
Loans acquired with deteriorated credit quality	32,574	2,209	327	1,281	36,391

Allowance for credit losses total	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,479,098	¥321,074	¥145,805	¥44,469	¥1,990,446
Collectively evaluated for impairment	70,208,257	15,246,310	597,619	4,087,358	90,139,544
Loans acquired with deteriorated credit quality	108,634	19,534	14,449	70,085	212,702

Total loans(1)	¥71,795,989	¥15,586,918	¥757,873	¥4,201,912	¥92,342,692

Notes:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	Others principally include gains from foreign exchange translation.

Schedule Of Loans Acquired With Deteriorated Credit Quality

	2011	2012
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥341,843	¥29,483
Cash flows expected to be collected at acquisitions	181,663	2,854
Fair value of loans at acquisition	152,263	2,854
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥60,925	¥84,728
Additions	29,401	—
Accretion	(27,321)	(34,373)
Disposals	—	—
Reclassifications from nonaccretable difference	23,184	37,793
Foreign currency translation adjustments	(1,461)	(1,271)

Balance at end of fiscal year	¥84,728	¥86,877

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥522,015	¥662,369
Outstanding balance at end of fiscal year	662,369	493,111
Carrying amount at beginning of fiscal year	188,719	271,909
Carrying amount at end of fiscal year	271,909	212,702
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥760	¥2,854
Carrying amount at end of fiscal year	29,833	26,346
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥25,906	¥34,985
Additional provisions during fiscal year	13,516	5,620
Reductions of allowance during fiscal year	2,202	1,658
Balance of allowance for loan losses at end of fiscal year	34,985	36,391

Schedule Of Components Of Investment In Direct Financing Leases

	2011	2012
	(in millions)
Minimum lease payments receivable	¥638,287	¥565,967
Estimated residual values of leased property	26,713	17,653
Less—unearned income	(59,333)	(43,840)

Net investment in direct financing leases	¥605,667	¥539,780

Schedule Of Future Minimum Lease Payment Receivables Under Noncancelable Leasing Agreements

Direct financing leases
(in millions)
Fiscal year ending March 31:
2013	¥190,504
2014	147,013
2015	96,016
2016	58,641
2017	26,999
2018 and thereafter	46,794

Total minimum lease payment receivables	¥565,967

Principal Amounts Related To Assets And Liabilities Of The Special Purpose Entity

	2011	2012
	(in millions)
Principal amounts of commercial loans in trusts	¥25,638	¥15,165

Senior beneficial interests retained by the MUFG Group	¥22,854	¥12,559
Subordinated beneficial interests sold to investors	2,784	2,606

Total beneficial interests	¥25,638	¥15,165

Key Economic Assumptions Used In Measuring The Fair Value Of The Senior Beneficial Interests

	2011	2012
One month forward rate	(0.22) - 0.79%	(0.28) - 0.78%
Credit spread	2.80 - 7.20%	2.49 - 7.16%

Sensitivities Of The Fair Value Of The Senior Beneficial Interests To An Immediate Adverse Change

	2011	2012
One month forward rate:
Impact of 10bp adverse change	99.85 - 99.92%	99.86 - 99.88%
Impact of 20bp adverse change	99.70 - 99.84%	99.72 - 99.77%
Credit spread:
Impact of 10% adverse change	99.02 - 99.79%	99.15 - 99.71%
Impact of 20% adverse change	98.04 - 99.57%	98.30 - 99.42%

Cash Flows Between The MUFG Group And The Special Purpose Entity

	2011	2012
	(in millions)
Cash flows from collections received on senior beneficial interests	¥17,937	¥10,295
Cash flows from dividends on senior beneficial interests	209	119
Servicing fees collected	4	2

Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2012
Premises And Equipment [Abstract]
Schedule Of Premises And Equipment, Net Carrying Amount By Major Class Of Assets

	2011	2012
	(in millions)
Land	¥391,602	¥381,977
Buildings	694,384	708,223
Equipment and furniture	667,073	687,228
Leasehold improvements	225,407	233,123
Construction in progress	15,007	19,330

Total	1,993,473	2,029,881
Less accumulated depreciation	1,030,925	1,042,407

Premises and equipment-net	¥962,548	¥987,474

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Changes In The Carrying Amount Of Goodwill By Business Segment

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Total
				Other than UNBC	UNBC	Total
	(in millions)
Balance at March 31, 2010:
Goodwill	840,055	885,234	22,527	152,203	219,735	371,938	2,300	2,122,054
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥219,735	¥371,406	¥2,300	¥381,498

Goodwill acquired during the fiscal year(2)	—	—	—	—	8,068	8,068	—	8,068
Foreign currency translation adjustments and other	—	—	—	—	(26,174)	(26,174)	—	(26,174)

Balance at March 31, 2011:
Goodwill	840,055	885,234	22,527	152,203	201,629	353,832	2,300	2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥201,629	¥353,300	¥2,300	¥363,392
Foreign currency translation adjustments and other	—	—	—	—	(9,109)	(9,109)	—	(9,109)

Balance at March 31, 2012:
Goodwill	840,055	885,234	22,527	152,203	192,520	344,723	2,300	2,094,839
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥192,520	¥344,191	¥2,300	¥354,283

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with various acquisitions.

Schedule Of Goodwill Impairment Losses By Reporting Units

Business Segment	Reporting Unit	Impairment loss
		2010
		(in millions)
Integrated Corporate Banking Business Group	BTMU-Corporate	¥461

		¥461

Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets

	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,374,334	¥839,872	¥534,462	¥1,486,013	¥959,829	¥526,184
Core deposit intangibles	632,533	377,325	255,208	629,933	418,315	211,618
Customer relationships	207,670	113,435	94,235	231,209	125,260	105,949
Trade names	51,579	10,209	41,370	51,249	12,261	38,988
Other	4,173	2,648	1,525	4,263	2,805	1,458

Total	¥2,270,289	¥1,343,489	926,800	¥2,402,667	¥1,518,470	884,197

Intangible assets not subject to amortization:
Indefinite-lived customer relationships			42,224			—
Indefinite-lived trade names			4,459			3,037
Other			18,038			9,249

Total			64,721			12,286

Total			¥991,521			¥896,483

Schedule Of Estimated Aggregate Amortization Expense For Intangible Assets For The Next Five Fiscal Years

(in millions)
Fiscal year ending March 31:
2013	¥206,774
2014	164,765
2015	130,556
2016	102,121
2017	75,527

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Schedule Of Current And Deferred Income Tax Expense (Benefit)

	2010	2011	2012
	(in millions)
Current:
Domestic	¥36,993	¥52,982	¥156,764
Foreign	53,659	70,292	79,313

Total	90,652	123,274	236,077

Deferred:
Domestic	304,054	293,450	171,889
Foreign	18,399	16,901	21,225

Total	322,453	310,351	193,114

Income tax expense	413,105	433,625	429,191
Income tax expense (benefit) reported in equity relating to:
Investment securities	344,757	(185,069)	116,997
Derivatives qualifying for cash flow hedges	(3,295)	(2,250)	235
Pension liability adjustments	157,720	(69,139)	(66,573)
Foreign currency translation adjustments	1,085	(2,032)	13,230

Total	500,267	(258,490)	63,889

Total	¥913,372	¥175,135	¥493,080

Reconciliation Of Effective Income Tax Rate

	2010	2011	2012
Combined normal effective statutory tax rate	40.6%	40.6%	40.6%
Nondeductible expenses	0.2	0.3	0.2
Dividends from foreign subsidiaries	0.0	0.1	0.1
Foreign tax credit and payments	0.7	3.3	(2.1)
Lower tax rates applicable to income of subsidiaries	(0.7)	(0.6)	(0.5)
Change in valuation allowance	(5.8)	10.6	2.3
Realization of previously unrecognized tax effects of subsidiaries	(0.9)	(3.7)	0.0
Nontaxable dividends received	(0.1)	(2.7)	(3.4)
Undistributed earnings of subsidiaries	(1.6)	(1.5)	0.2
Tax and interest expense for uncertainty in income taxes	0.6	0.2	0.1
Expiration of loss carryforward	0.2	6.4	4.8
Effect of changes in tax laws	—	—	9.1
Other—net	(1.3)	(0.2)	(0.9)

Effective income tax rate	31.9%	52.8%	50.5%

Significant Components Of Deferred Tax Assets And Liabilities

	2011	2012
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥887,531	¥759,199
Operating loss carryforwards	259,183	186,800
Loans	2,785	9,031
Accrued liabilities and other	438,045	461,323
Premises and equipment, including sale-and-leaseback transactions	126,905	112,185
Derivative financial instruments	67,312	67,752
Investment securities (including trading account assets at fair value under fair value option)	209,673	—
Accrued severance indemnities and pension plans	169,349	206,329
Valuation allowance	(728,347)	(644,701)

Total deferred tax assets	1,432,436	1,157,918

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	—	37,876
Intangible assets	164,291	123,027
Lease transactions	51,239	48,124
Other	50,418	39,509

Total deferred tax liabilities	265,948	248,536

Net deferred tax assets	¥1,166,488	¥909,382

Schedule Of Expiration Date Of Operating Loss And Tax Credit Carryforwards

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2013	¥178,010	¥—
2014	27,904	—
2015	11,567	—
2016	—	—
2017	—	—
2018	37,574	103
2019 and thereafter	245,367	1,221
No definite expiration date	19,355	—

Total	¥519,777	¥1,324

Roll-Forward Schedule Of Change In Unrecognized Tax Benefits

	2010	2011	2012
	(in millions)
Balance at beginning of fiscal year	¥72,857	¥75,479	¥61,297
Gross amount of increases for current year's tax positions	2,771	406	455
Gross amount of decreases for current year's tax positions	—	(1,482)	(339)
Gross amount of increases for prior years' tax positions	15,208	9,113	2,887
Gross amount of decreases for prior years' tax positions	(5,506)	(8,698)	(312)
Net amount of changes relating to settlements with tax authorities	(6,695)	(4,434)	(2,515)
Decreases due to lapse of applicable statutes of limitations	(1,281)	(1,479)	(1,123)
Foreign exchange translation	(1,875)	(7,608)	(1,762)

Balance at end of fiscal year	¥75,479	¥61,297	¥58,588

Roll-Forward Schedule Of Accrued Interest And Penalties Related To Income Taxes

	2010	2011	2012
	(in millions)
Balance at beginning of fiscal year	¥5,842	¥7,273	¥7,033
Total interest and penalties in the consolidated statements of income	4,490	585	27
Total cash settlements and foreign exchange translation	(3,059)	(825)	(126)

Balance at end of fiscal year	¥7,273	¥7,033	¥6,934

Status Of Years Under Audit Or Open To Examination By Major Tax Jurisdiction

Jurisdiction	Tax years
Japan	2011 and forward
United States—Federal	2007 and forward
United States—California	2005 and forward
United States—New York	2001 and forward
United States—New York City	2001 and forward

Income (Loss) Before Income Taxes Expense (Benefit) By Jurisdiction

	2010	2011	2012
	(in millions)
Domestic income	¥870,192	¥443,304	¥1,037,891
Foreign income (loss)	426,832	378,508	(187,949	)(1)

Total	¥1,297,024	¥821,812	¥849,942

Pledged Assets And Collateral (Tables)	12 Months Ended
Mar. 31, 2012
Pledged Assets And Collateral [Abstract]
Schedule Of Assets Mortgaged, Pledged Or Otherwise Subject To Liens

2012
(in millions)
Trading account securities	¥10,832,084
Investment securities	5,653,930
Loans	8,243,786
Other	65,106

Total	¥24,794,906

Schedule Of Pledged Assets Classified By Type Of Liabilities

2012
(in millions)
Deposits	¥258,780
Call money and funds purchased	535,139
Payables under repurchase agreements and securities lending transactions	13,468,050
Other short-term borrowings and long-term debt	10,471,528
Other	61,409

Total	¥24,794,906

Deposits (Tables)	12 Months Ended
Mar. 31, 2012
Deposits [Abstract]
Maturities Of Time Deposits

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,498,871	¥17,396,644
Due after one year through two years	6,119,161	225,816
Due after two years through three years	3,163,459	59,652
Due after three years through four years	766,624	54,134
Due after four years through five years	739,301	55,173
Due after five years	146,472	48,790

Total	¥46,433,888	¥17,840,209

Call Loans And Funds Sold, And Call Money And Funds Purchased (Tables)	12 Months Ended
Mar. 31, 2012
Call Loans And Funds Sold And Call Money And Funds Purchased [Abstract]
Schedule Of Funds Transactions

	2010	2011	2012
	(in millions, except percentages and days)
Average balance during the fiscal year:
Call money and funds purchased	¥2,349,445	¥2,173,923	¥2,424,014
Call loans and funds sold	651,778	656,322	571,430

Net funds purchased position	¥1,697,667	¥1,517,601	¥1,852,584

Call money and funds purchased:
Outstanding at end of fiscal year:
Amount	¥1,883,824	¥2,313,487	¥2,796,221
Principal range of maturities	1 day to 30 days	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.28%	0.29%	0.28%
Maximum balance at any month-end during the fiscal year	¥2,611,306	¥2,488,885	¥3,808,763
Weighted average interest rate paid during the fiscal year	0.24%	0.27%	0.34%

Due To Trust Account (Tables)	12 Months Ended
Mar. 31, 2012
Due To Trust Account [Abstract]
Schedule Of Due To Trust Account Transactions

	2010	2011(1)	2012
	(in millions, except percentages)
Average balance outstanding during the fiscal year	¥1,683,607	¥674,622	¥608,061
Maximum balance at any month-end during the fiscal year	1,795,280	752,244	1,117,699
Weighted average interest rate during the fiscal year	0.36%	0.12%	0.11%

Note

(1)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, the amount of average balance outstanding, the maximum balance at any month-end and weighted average interest rate during the fiscal year ended March 31, 2011 decreased. See Note 1 for further discussion of the adoption of the new guidance.

Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings And Long-Term Debt [Abstract]
Schedule Of Other Short-Term Borrowings

	2011	2012
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,262,885	¥1,560,552
Borrowings from the Bank of Japan	5,513,650	7,189,750
Borrowings from other financial institutions	175,951	201,139
Other	65,843	70,998

Total domestic offices	7,018,329	9,022,439

Foreign offices:
Commercial paper	732,910	1,359,900
Borrowings from other financial institutions	730,479	472,010
Other	6,595	27,276

Total foreign offices	1,469,984	1,859,186

Total	8,488,313	10,881,625
Less unamortized discount	116	100

Other short-term borrowings—net	¥8,488,197	¥10,881,525

Weighted average interest rate on outstanding balance at end of fiscal year	0.24%	0.23%

Schedule Of Long-Term Debt

	2011	2012
	(in millions)
MUFG:
Obligations under capital leases	¥22	¥28
Subordinated debt(1):
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 3.92%-4.42%	380,500	380,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	2,500	1,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	416	411
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,176	1,098
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	402	394
Floating rate borrowings, payable in Japanese yen, no stated maturity, principally 3.05%-3.17%	16,209	—

Total	401,225	383,931

BTMU:
Obligations under capital leases	¥17,937	¥17,554
Obligation under sale-and-leaseback transactions	50,875	48,500
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2012-2027, principally 0.26%-2.69%	1,485,402	1,518,900
Fixed rate bonds, payable in US dollars, due 2012-2017, principally 1.60%-3.85%	400,561	513,689
Fixed rate bonds, payable in other currencies excluding Japanese yen, and US dollars, due 2012-2016, principally 4.23%-5.58%(2)	64,496	98,337
Fixed rate borrowings, payable in Japanese yen, due 2012-2026, principally 0.10%-0.50%	7,428	7,238
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	462	395
Fixed rate borrowings, payable in other currencies excluding Japanese yen, and US dollars, due 2012-2013, principally 2.22%-5.65%(2)	1,294	320
Adjustable rate bonds, payable in Japanese yen, due 2014, principally 1.67%	20,000	20,000
Floating rate bonds, payable in US dollars, due 2014, principally 1.15%	41,575	40,898
Floating rate bonds, payable in other currencies excluding Japanese yen, and US dollars, due 2015, principally 5.78%	—	25,635
Floating rate borrowings, payable in US dollars, due 2014-2018, principally 0.79%-1.13%	424,065	457,190

Total	2,445,283	2,682,602
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2012-2031, principally 1.10%-2.91%	1,910,698	2,135,169
Fixed rate borrowings, payable in Japanese yen, due 2012-2035, principally 0.70%-2.52%	216,940	225,737
Fixed rate bonds, payable in US dollars, due 2011, principally 7.40%	167,380	—
Fixed rate borrowings, payable in US dollars, due 2013, principally 6.76%	108,393	105,260
Adjustable rate bonds, payable in Japanese yen, due 2018-2019, principally 0.91%-1.74%	93,700	93,700
Adjustable rate borrowings, payable in Japanese yen, due 2014-2028, principally 0.40%-2.90%	574,500	535,600
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.06%-4.78%	1,083,800	901,100
Adjustable rate borrowings, payable in US dollars, due 2017, principally 0.97%	145,928	41,095
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 1.29%-6.25%	207,875	201,366
Adjustable rate borrowings, payable in Euro, due 2017, principally 1.58%	11,757	10,980
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	154,605	144,387
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2017, principally 1.30%(2)	36,820	—
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	75,648	74,207
Floating rate borrowings, payable in Japanese yen, due 2020-2027, principally 0.51%-1.01%	38,100	41,900

Total	4,826,144	4,510,501
Obligations under loan securitization transaction accounted for as secured borrowings, due 2012-2044, principally 0.38%-5.90%	2,640,007	1,977,785

Total	9,980,246	9,236,942

Other subsidiaries:
Obligations under capital leases	¥11,398	¥11,489
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2041, principally 0.00%-8.80%	378,528	444,346
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2012-2038, principally 0.00%-10.00%	23,573	18,869
Fixed rate borrowings, bonds and notes, payable in Euro, due 2011, principally 1.75%	436	—
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2012-2038, principally 0.50%-10.95%(2)	3,389	4,945
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2042, principally 0.00%-20.00%	1,231,674	1,090,919
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2012-2038, principally 0.00%-6.03%	401,646	476,431
Floating rate bonds and notes, payable in Euro, due 2012-2014, principally 0.00%-0.50%	228	1,212
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2012-2038, principally 0.00%-6.00%(2)	16,079	14,843
Other institutions, due 2035, principally 1.64%-3.58%	3,812	—

Total	2,059,365	2,051,565
Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2030, principally 0.93%-3.04%	349,629	412,931
Fixed rate bonds and notes, payable in US dollars, due 2013-2016, principally 5.25%-11.33%	97,085	90,116
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2018-2020, principally 0.93%-2.70%	97,300	86,300
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%-3.50%	104,118	101,496
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2017, principally 0.64%-1.74%	161,823	195,030

Total	809,955	885,873
Obligations under loan securitization transaction accounted for as secured borrowings, due 2012-2019, principally 0.44%-7.29%	94,539	23,262

Total	2,975,257	2,972,189

Total	¥13,356,728	¥12,593,062

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as British pound, Russian Ruble, Chinese yuan, Indonesian rupiah, Hong Kong dollar, Australian dollar etc, have been summarized into the "Other currencies" classification.

Schedule Of Maturities Of Long-Term Debt

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2013	¥11	¥966,835	¥542,702	¥1,509,548
2014	8	1,009,996	493,242	1,503,246
2015	5	997,425	362,817	1,360,247
2016	2	679,883	183,517	863,402
2017	1	534,639	242,210	776,850
2018 and thereafter	383,904	5,048,164	1,147,701	6,579,769

Total	¥383,931	¥9,236,942	¥2,972,189	¥12,593,062

Severance Indemnities And Pension Plans (Tables)	12 Months Ended
Mar. 31, 2012
Severance Indemnities And Pension Plans [Abstract]
Components Of Net Periodic Costs Of Pension Benefits

	Domestic subsidiaries			Foreign offices and subsidiaries
	2010	2011	2012	2010		2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥41,823	¥39,713	¥39,709	¥6,414	¥872	¥6,092	¥909	¥6,328	¥968
Interest costs on projected benefit obligation	29,071	33,184	31,509	10,587	1,226	10,900	1,335	10,649	1,192
Expected return on plan assets	(49,826)	(56,105)	(55,336)	(15,309)	(936)	(16,220)	(1,086)	(14,216)	(1,106)
Amortization of net actuarial loss	51,980	15,600	29,424	2,682	678	1,386	516	6,221	514
Amortization of prior service cost	(9,801)	(10,576)	(11,534)	39	(67)	51	(61)	35	(57)
Amortization of net obligation at transition	(1)	—	—	—	123	—	115	—	105
Loss on settlements and curtailment	3,037	3,706	4,378	—	—	—	—	40	—

Net periodic benefit cost	¥66,283	¥25,522	¥38,150	¥4,413	¥1,896	¥2,209	¥1,728	¥9,057	¥1,616

Schedule Of Weighted-Average Assumptions Used In Computing The Present Value Of The Projected Benefit Obligations And The Net Periodic Benefit Cost

	Domestic subsidiaries			Foreign offices and subsidiaries
	2010	2011	2012	2010		2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.66%	2.05%	1.91%	5.70%	5.77%	6.10%	6.04%	5.67%	5.36%
Discount rates in determining benefit obligation	2.05	1.91	1.55	6.10	6.04	5.67	5.36	4.73	4.70
Rates of increase in future compensation level for determining expense	3.07	3.06	3.23	4.64	—	4.72	—	4.67	—
Rates of increase in future compensation level for determining benefit obligation	3.06	3.23	3.31	4.72	—	4.67	—	4.60	—
Expected rates of return on plan assets	3.02	2.98	3.11	7.50	8.00	7.49	8.00	7.49	8.00

Schedule Of Assumed Health Care Cost Trend Rates And The Effect Of A One-Percentage-Point Change In The Assumed Health Care Cost Trend Rate For Foreign Offices And Subsidiaries

	UNBC		Other than UNBC
	2011(1)	2012(1)	2011(1)	2012(1)
Initial trend rate	9.12%	8.90%	7.50%	7.50%
Ultimate trend rate	5.00%	5.00%	5.00%	4.50%
Year the rate reaches the ultimate trend rate	2018	2018	2016	2018

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥284	¥(234)	¥85	¥(65)
Effect on postretirement benefit obligation	2,394	(2,027)	1,104	(875)

Note:

(1)	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2010 and 2011, respectively.

Schedule Of Changes In Benefit Obligations And Plan Assets And Amount Recognized In The Balance Sheets

	Domestic subsidiaries					Foreign offices and subsidiaries
	2011		2012			2011		2012
	Non-contributory pension benefits and SIP	Contributory pension benefits	Non-contributory pension benefits and SIP	Contributory pension benefits		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,303,012	¥367,501	¥1,328,152	¥381,457		¥193,008	¥23,552	¥195,080	¥23,653
Service cost	34,320	5,393	33,605	6,104		6,092	909	6,328	968
Interest cost	25,608	7,576	24,394	7,115		10,900	1,335	10,649	1,192
Plan participants' contributions	—	1,061	—	726		12	439	13	420
Acquisitions/ Divestitures	(577)	—	(268)	—		19	—	—	—
Amendments	8,242	—	(27,159)	—		1	—	98	—
Actuarial loss	26,935	13,353	86,204	26,491		14,290	1,944	30,020	958
Benefits paid	(52,583)	(13,427)	(63,968)	(14,043)		(6,377)	(1,714)	(6,845)	(1,655)
Lump-sum payment	(16,805)	—	(15,613)	—		(194)	(10)	(754)	—
Translation adjustments and other	—	—	18,586 (1)	(18,586	)(1)	(22,671)	(2,802)	(9,228)	(835)

Benefit obligation at end of fiscal year	1,328,152	381,457	1,383,933	389,264		195,080	23,653	225,361	24,701

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,436,335	474,487	1,348,510	451,373		183,445	14,240	190,130	14,043
Actual return (loss) on plan assets	(61,992)	(17,535)	(18,132)	1,574		23,418	1,679	4,528	78
Employer contributions	26,737	6,787	28,135	16,645		11,728	1,168	2,835	1,128
Acquisitions/ Divestitures	13	—	(36)	—		26	—	—	—
Plan participants' contributions	—	1,061	—	726		12	439	13	420
Benefits paid	(52,583)	(13,427)	(63,968)	(14,043)		(6,377)	(1,714)	(6,845)	(1,655)
Translation adjustments and other	—	—	22,565 (1)	(22,565	)(1)	(22,122)	(1,769)	(7,870)	(644)

Fair value of plan assets at end of fiscal year	1,348,510	451,373	1,317,074	433,710		190,130	14,043	182,791	13,370

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥71,972	¥69,916	¥17,969	¥44,446		¥9,947	¥—	¥3,175	¥—
Accrued benefit cost	(51,614)	—	(84,828)	—		(14,897)	(9,610)	(45,745)	(11,331)

Net amount recognized	¥20,358	¥69,916	¥(66,859)	¥44,446		¥(4,950)	¥(9,610)	¥(42,570)	¥(11,331)

Note:

(1)	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.

Schedule Of Aggregated Accumulated Benefit Obligations

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011	2012
	(in millions)
Aggregated accumulated benefit obligations	¥1,685,442	¥1,747,624	¥181,239	¥209,145

Schedule Of Projected Benefit Obligations, Accumulated Benefit Obligations, And Fair Value Of Plan Assets For Which Accumulated Benefit Obligations In Excess Of Plan Assets

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011	2012
	(in millions)
Projected benefit obligations	¥115,835	¥1,332,424	¥27,588	¥209,930
Accumulated benefit obligations	110,342	1,308,177	26,927	193,899
Fair value of plan assets	69,059	1,247,873	12,750	164,314

Schedule Of Pension Liability Recognized In Accumulated Other Changes In Equity From Nonowner Sources

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥493,526	¥644,335	¥54,427	¥6,709	¥85,384	¥7,982
Prior service cost	(43,264)	(58,889)	172	(181)	127	(148)
Net obligation at transition	—	—	—	245	—	102

Gross pension liability adjustments	450,262	585,446	54,599	6,773	85,511	7,936
Taxes	(180,954)	(235,331)	(21,486)	(2,675)	(33,581)	(3,126)

Net pension liability adjustments	¥269,308	¥350,115	¥33,113	¥4,098	¥51,930	¥4,810

Schedule Of Changes In Benefit Obligations Recognized In Accumulated Other Changes In Equity From Nonowner Sources

	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss arising during the year	¥175,922	¥184,611	¥7,129	¥1,360	¥40,553	¥2,093
Prior service cost arising during the year	8,243	(27,159)	28	34	(3)	(29)
Losses (gains) due to amortization:
Net actuarial loss	(15,600)	(29,424)	(1,386)	(516)	(6,221)	(514)
Prior service cost	10,576	11,534	(51)	61	(35)	57
Net obligation at transition	—	—	—	(115)	—	(105)
Curtailment and settlement	(3,706)	(4,378)	—	—	(40)	—
Foreign currency translation adjustments	—	—	(6,804)	(800)	(3,342)	(339)

Total changes in Accumulated other changes in equity from nonowner sources	¥175,435	¥135,184	¥(1,084)	¥24	¥30,912	¥1,163

Schedule Of Expected Amounts That Will Be Amortized From Accumulated Other Changes In Equity From Nonowner Sources In Next Fiscal Year

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥37,759	¥7,578	¥698
Prior service cost	(12,311)	30	(54)
Net obligation at transition	—	—	78

Total	¥25,448	¥7,608	¥722

Weighted-Average Target Asset Allocation Of Plan Assets For Pension Benefits And Other Benefits

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.0%	0.3%	—%
Japanese debt securities	37.3	—	—
Non-Japanese equity securities	11.4	58.0	70.0
Non-Japanese debt securities	6.2	30.9	30.0
Real estate	—	8.0	—
Short-term assets	8.1	2.8	—

Total	100.0%	100.0%	100.0%

Schedule Of Estimated Contributions To Plan Assets In Next Fiscal Year

For the pension benefits of domestic subsidiaries	¥40.5 billion
For the pension benefits of foreign offices and subsidiaries	14.0 billion
For the other benefits of foreign offices and subsidiaries	1.2 billion

Schedule Of Estimated Future Benefit Payments

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2013	¥80,353	¥6,876	¥1,310
2014	82,786	7,614	1,409
2015	84,872	7,976	1,493
2016	86,120	8,780	1,581
2017	87,102	9,244	1,667
Thereafter (2018-2022)	434,603	59,505	9,069

Schedule Of Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments Domestic And Foreign Office Subsidiaries

At March 31, 2011	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥81,695	¥—	¥—	¥81,695	¥—	¥—	¥—	¥—
Non-Japanese government bonds	41,397	2,406	—	43,803	3,304	4,693	—	7,997
Other debt securities(1)	4,294	53,829	6,356	64,479	—	8,794	—	8,794
Japanese marketable equity securities(2)	620,056	86	—	620,142	—	—	—	—
Non-Japanese marketable equity securities	21,755	446	93	22,294	14,350	—	—	14,350
Japanese pooled funds:
Japanese marketable equity securities(2)	—	87,472	—	87,472	—	—	—	—
Japanese debt securities(1)	—	236,111	—	236,111	—	—	—	—
Non-Japanese marketable equity securities	—	158,832	—	158,832	—	—	—	—
Non-Japanese debt securities	—	72,564	6,313	78,877	—	—	—	—
Other	—	9,058	2,501	11,559	—	—	—	—

Total pooled funds	—	564,037	8,814	572,851	—	—	—	—

Other investment funds	—	102,855	37,694	140,549	84,315	63,551	9,982	157,848	(4)
Japanese general account of life insurance companies(3)	—	150,583	—	150,583	—	—	—	—
Other investments	2,053	101,434	—	103,487	72	713	356	1,141

Total	¥771,250	¥975,676	¥52,957	¥1,799,883	¥102,041	¥77,751	¥10,338	¥190,130

At March 31, 2012	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥72,752	¥—	¥—	¥72,752	¥—	¥—	¥—	¥—
Non-Japanese government bonds	42,290	590	—	42,880	1,551	5,895	—	7,446
Other debt securities(1)	1,169	34,474	5,995	41,638	—	10,382	—	10,382
Japanese marketable equity securities(2)	546,179	14	—	546,193	—	—	—	—
Non-Japanese marketable equity securities	19,048	532	87	19,667	11,372	—	—	11,372
Japanese pooled funds:
Japanese marketable equity securities(2)	—	61,569	—	61,569	—	—	—	—
Japanese debt securities(1)	—	267,889	—	267,889	—	—	—	—
Non-Japanese marketable equity securities	—	164,195	—	164,195	—	—	—	—
Non-Japanese debt securities	—	75,554	5,807	81,361	—	—	—	—
Other	—	38,741	2,501	41,242	—	—	—	—

Total pooled funds	—	607,948	8,308	616,256	—	—	—	—

Other investment funds	—	92,731	41,097	133,828	74,530	65,582	12,282	152,394	(4)
Japanese general account of life insurance companies(3)	—	166,184	—	166,184	—	—	—	—
Other investments	2,420	108,966	—	111,386	68	785	344	1,197

Total	¥683,858	¥1,011,439	¥55,487	¥1,750,784	¥87,521	¥82,644	¥12,626	¥182,791

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,821 million (0.10% of plan assets) and ¥828 million (0.05 % of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,522 million (0.31% of plan assets) and ¥5,152 million (0.29% of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
(3)	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.24% (from April 1, 2010 to March 31, 2011) and 1.17% (from April 1, 2011 to March 31, 2012).
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥79,520 million of mutual funds and ¥19,829 million of common collective funds, and of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, which were held by UNBC at December 31, 2010 and 2011, respectively.

Schedule Of Fair Value Of Each Major Category Of Plan Assets For Other Post Retirement Plan Investments

Foreign offices and subsidiaries
	March 31, 2011				March 31, 2012
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)				(in millions)
Other investment funds(1)	¥7,980	¥6,063	¥—	¥14,043	¥7,491	¥5,879	¥—	¥13,370

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

Schedule Of Reconciliation Of Plan Assets Measured At Fair Value Using Significant Unobservable Inputs (Level3)

	Domestic subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other debt securities	¥2,813	¥(25)	¥(117)	¥4,222	¥—	¥(537)	¥6,356
Non-Japanese marketable equity securities	—	—	(24)	117	—	—	93
Japanese pooled funds:
Non-Japanese debt securities	6,209	—	104	—	—	—	6,313
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,710	—	104	—	—	—	8,814

Other investment funds	26,934	(41)	1,845	8,956	—	—	37,694

Total	¥38,457	¥(66)	¥1,808	¥13,295	¥—	¥(537)	¥52,957

	Foreign offices and subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other investment funds	¥5,085	¥—	¥129	¥4,366	¥402	¥—	¥9,982
Other investments	563	—	(28)	(179)	—	—	356

Total	¥5,648	¥—	¥101	¥4,187	¥402	¥—	¥10,338

	Domestic subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other debt securities	¥6,356	¥45	¥298	¥(637)	¥108	¥(175)	¥5,995
Non-Japanese marketable equity securities	93	—	(6)	—	—	—	87
Japanese pooled funds:
Non-Japanese debt securities	6,313	12	444	(962)	—	—	5,807
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,814	12	444	(962)	—	—	8,308

Other investment funds	37,694	1	917	2,073	412	—	41,097

Other investments	—	7	(1)	(72)	66	—	—

Total	¥52,957	¥65	¥1,652	¥402	¥586	¥(175)	¥55,487

	Foreign offices and subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other investment funds	¥9,982	¥—	¥577	¥1,723	¥—	¥—	¥12,282
Other investments	356	—	(35)	23	—	—	344

Total	¥10,338	¥—	¥542	¥1,746	¥—	¥—	¥12,626

Other Assets And Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Other Assets And Liabilities [Abstract]
Schedule Of Other Assets And Liabilities

	2011	2012
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥885,842	¥2,028,601
Other	757,942	829,548
Investments in equity method investees	770,537	1,130,640
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	362,695	204,956
Prepaid benefit cost (Note 13)	151,835	65,590
Cash collateral paid (Note 8)	766,617	1,334,968
Other	1,625,652	1,735,535

Total	¥5,321,120	¥7,329,838

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,361,773	¥1,897,972
Other	900,446	1,064,692
Deferred tax liabilities	118,525	41,013
Allowance for off-balance sheet credit instruments	73,616	60,481
Accrued benefit cost (Note 13)	76,121	141,904
Guarantees and indemnifications	46,965	48,092
Cash collateral received (Note 8)	337,192	272,806
Accrued and other liabilities	1,927,343	2,025,671

Total	¥4,841,981	¥5,552,631

Summarized Financial Information Of Morgan Stanley

	2011	2012
	(in billions)
Financial instruments owned	¥25,620	¥22,884
Federal funds sold and securities purchased under agreements to resell	13,547	11,215
Securities borrowed	11,885	11,639
Total assets	69,529	64,193
Financial instruments sold, not yet purchased	11,331	10,765
Securities sold under agreements to repurchase and Securities loaned	13,045	8,821
Long-term debt	16,309	14,525
Total liabilities	63,999	58,391
Noncontrolling interests	692	680

	2010(1)	2011	2012
	(in billions)
Net revenues	¥2,216	¥2,561	¥2,517
Total non-interest expenses	1,772	2,164	2,084
Income from continuing operations before income tax expense	444	397	433
Net income applicable to Morgan Stanley	288	335	244

Note:

(1)	Summarized financial information for the 9 months period ended March 31, 2010 is presented, since the MUFG Group retroactively applied equity method accounting for the investment in Morgan Stanley's common stock since July 1, 2009. See Note 2 for more information.

Summarized Financial Information Of Equity Method Investees Other Than Morgan Stanley

	2011	2012
	(in billions)
Net loans	¥11,753	¥11,214
Total assets	18,448	17,657
Deposits	6,604	6,830
Total liabilities	14,172	13,973
Noncontrolling interests	164	140

	2010	2011	2012
	(in billions)
Total interest income	¥599	¥538	¥475
Total interest expense	134	109	98
Net interest income	465	429	377
Provision for credit losses	161	126	51
Income (loss) before income tax expense (benefit)	63	(83)	128
Net income (loss)	24	(118)	75

Preferred Stock (Tables)	12 Months Ended
Mar. 31, 2012
Preferred Stock [Abstract]
Schedule Of Preferred Stock Issued And Outstanding

	Outstanding at March 31, 2010	Net change	Outstanding at March 31, 2011	Net change	Outstanding at March 31, 2012
	(number of shares)
Preferred stock:
Class 3	100,000,000	(100,000,000)	—	—	—
Class 5	156,000,000	—	156,000,000	—	156,000,000
Class 11	1,000	—	1,000	—	1,000

Total	256,001,000	(100,000,000)	156,001,000	—	156,001,000

Schedule Of Aggregate Liquidation Preference Of Preferred Stock Issued And Outstanding

	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012
	(in millions)
Preferred stock:
Class 3	¥250,000	¥(250,000)	¥—	¥—	¥—
Class 5	390,000	—	390,000	—	390,000
Class 11	1	—	1	—	1

Total	¥640,001	¥(250,000)	¥390,001	¥—	¥390,001

Common Stock And Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2012
Common Stock And Capital Surplus [Abstract]
Schedule Of Changes In The Number Of Issued Shares Of Common Stock

	2010	2011	2012
	(shares)
Balance at beginning of fiscal year	11,648,360,720	14,148,414,920	14,150,894,620
Issuance of new shares of common stock by way of Offering (Public Offering)	2,337,000,000	—	—
Issuance of new shares of common stock by way of Third- Party Allotment	163,000,000	—	—
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	54,200	2,479,700	3,639,600

Balance at end of fiscal year	14,148,414,920	14,150,894,620	14,154,534,220

Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2012
Noncontrolling Interests [Abstract]
Changes In MUFG's Ownership Interests In Subsidiaries

	2010	2011	2012
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥868,662	¥452,645	¥416,231
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Conversion of preferred stock to common stock issued by a subsidiary	(641)	—	—
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	—	20,550	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	—	—	(20,000)
Other	221	3,859	759

Net transfers from (to) noncontrolling interest shareholders	(420)	24,409	(19,241)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥868,242	¥477,054	¥396,990

Regulatory Capital Requirements (Tables)	12 Months Ended
Mar. 31, 2012
Regulatory Capital Requirements [Abstract]
Schedule Of Risk-Adjusted Capital Amounts And Ratios, Japan

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2011:
Total capital (to risk-weighted assets):
MUFG	¥13,080,826	14.89%	¥7,024,396	8.00%
BTMU	11,469,704	15.82	5,798,844	8.00
MUTB	1,704,267	15.93	855,483	8.00
Tier I capital (to risk-weighted assets):
MUFG	9,953,332	11.33	3,512,198	4.00
BTMU	8,284,108	11.42	2,899,422	4.00
MUTB	1,392,725	13.02	427,742	4.00
At March 31, 2012:
Total capital (to risk-weighted assets):
MUFG	¥12,742,525	14.91%	¥6,836,528	8.00%
BTMU	11,716,158	16.27	5,759,478	8.00
MUTB	1,869,189	15.74	949,729	8.00
Tier I capital (to risk-weighted assets):
MUFG	10,522,282	12.31	3,418,264	4.00
BTMU	8,473,187	11.76	2,879,739	4.00
MUTB	1,470,672	12.38	474,864	4.00

Stand-alone:
At March 31, 2011:
Total capital (to risk-weighted assets):
BTMU	¥11,238,512	16.61%	¥5,410,825	8.00%
MUTB	1,706,845	16.01	852,749	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,179,095	12.09	2,705,413	4.00
MUTB	1,347,399	12.64	426,374	4.00
At March 31, 2012:
Total capital (to risk-weighted assets):
BTMU	¥11,514,330	17.41%	¥5,290,104	8.00%
MUTB	1,899,969	15.76	963,872	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,333,966	12.60	2,645,052	4.00
MUTB	1,410,875	11.71	481,936	4.00

Schedule Of Risk-Adjusted Capital Amounts And Ratios, UNBC And Union Bank

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
UNBC:
At December 31, 2010:
Total capital (to risk-weighted assets)	$9,685	15.01%	$5,161	8.00%
Tier I capital (to risk-weighted assets)	8,029	12.44	2,581	4.00
Tier I capital (to quarterly average assets)(1)	8,029	10.34	3,106	4.00
At December 31, 2011:
Total capital (to risk-weighted assets)	$11,142	15.98%	$5,579	8.00%
Tier I capital (to risk-weighted assets)	9,641	13.82	2,790	4.00
Tier I capital (to quarterly average assets)(1)	9,641	11.44	3,372	4.00

Note:

(1)	Excludes certain intangible assets.

	Actual		For capital adequacy purposes		Ratios OCC requires to be "well capitalized"
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Union Bank:
At December 31, 2010:
Total capital (to risk-weighted assets)	$8,866	13.85%	$5,119	8.00%	$6,399	10.00%
Tier I capital (to risk-weighted assets)	7,377	11.53	2,560	4.00	3,840	6.00
Tier I capital (to quarterly average assets)(1)	7,377	9.55	3,089	4.00	3,861	5.00
At December 31, 2011:
Total capital (to risk-weighted assets)	$10,004	14.43%	$5,546	8.00%	$6,933	10.00%
Tier I capital (to risk-weighted assets)	8,588	12.39	2,773	4.00	4,160	6.00
Tier I capital (to quarterly average assets)(1)	8,588	10.25	3,352	4.00	4,190	5.00

Note:

(1)	Excludes certain intangible assets.

Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Tables)	12 Months Ended
Mar. 31, 2012
Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Abstract]
Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For The Computation Of Basic EPS To The Adjusted Amounts For The Computation Of Diluted EPS

	2010	2011	2012
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥868,662	¥452,645	¥416,231
Income allocable to preferred shareholders:
Cash dividends paid	(21,678)	(20,940)	(17,940)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	846,984	431,705	398,291

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(1,123)	(1,232)	(589)
Stock options—kabu.com Securities	(1)	—	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥845,860	¥430,473	¥397,702

	2010	2011	2012
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	12,324,315	14,131,567	14,140,136
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	8,365	13,169	16,683

Weighted average common shares for diluted computation	12,332,681	14,144,737	14,156,820

	2010	2011	2012
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥68.72	¥30.55	¥28.17

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥68.59	¥30.43	¥28.09

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments [Abstract]
Summary Of The Notional Amount Of Derivative Contracts

	Notional amounts(1)
	2011	2012
	(in trillions)
Interest rate contracts	¥967.6	¥933.5
Foreign exchange contracts	121.6	128.0
Equity contracts	2.1	2.4
Commodity contracts	2.0	1.8
Credit derivatives	7.1	6.5
Others	1.2	1.2

Total	¥1,101.6	¥1,073.4

Note:

(1)	Includes both written and purchased position.

Summary Of Fair Value Information On Derivative Instruments Recorded On Consolidated Balance Sheet
	Fair value of derivative instruments(1)(5)
At March 31, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,420	¥2	¥7,422
Foreign exchange contracts	2,315	—	2,315
Equity contracts	82	—	82
Commodity contracts	171	—	171
Credit derivatives	45	—	45

Total derivative assets	¥10,033	¥2	¥10,035

Derivative liabilities:
Interest rate contracts	¥7,330	¥—	¥7,330
Foreign exchange contracts	2,279	—	2,279
Equity contracts	85	—	85
Commodity contracts	137	—	137
Credit derivatives	47	—	47
Others(6)	(117)	—	(117)

Total derivative liabilities	¥9,761	¥—	¥9,761

	Fair value of derivative instruments(1)(5)
At March 31, 2012:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,064	¥—	¥9,064
Foreign exchange contracts	2,259	—	2,259
Equity contracts	58	—	58
Commodity contracts	122	—	122
Credit derivatives	55	—	55

Total derivative assets	¥11,558	¥—	¥11,558

Derivative liabilities:
Interest rate contracts	¥9,062	¥1	¥9,063
Foreign exchange contracts	2,458	—	2,458
Equity contracts	124	—	124
Commodity contracts	99	—	99
Credit derivatives	50	—	50
Others(6)	(83)	—	(83)

Total derivative liabilities	¥11,710	¥1	¥11,711

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Schedule Of Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2010:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥213	¥213
Foreign exchange contracts	33	—	33
Equity contracts	—	(217)	(217)
Commodity contracts	—	(9)	(9)
Credit derivatives	—	(97)	(97)
Others	(2)	22	20

Total	¥31	¥(88)	¥(57)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2011:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2012:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥160	¥160
Foreign exchange contracts	(94)	—	(94)
Equity contracts	—	(47)	(47)
Commodity contracts	—	(1)	(1)
Credit derivatives	—	2	2
Others	(1)	(36)	(37)

Total	¥(95)	¥78	¥(17)

Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
For the fiscal year ended March 31, 2010:
Interest rate contracts	¥4	Interest income	¥12		¥—

Total	¥4		¥12		¥—

For the fiscal year ended March 31, 2011:
Interest rate contracts	¥—	Interest income	¥6		¥—

Total	¥—		¥6		¥—

For the fiscal year ended March 31, 2012:
Interest rate contracts	¥—	Interest income	¥(1)		¥—

Total	¥—		¥(1)		¥—

Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,719	¥1,876,565	¥73,711	¥2,561,995	¥(10,589)
Non-investment grade	108,045	179,289	249	287,583	(1,611)
Not rated	9,872	13,505	—	23,377	(60)

Total	729,636	2,069,359	73,960	2,872,955	(12,260)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	93,121	47,755	86,016	226,892	(661)
Non-investment grade	3,520	36,908	—	40,428	15
Not rated	—	8,847	—	8,847	(184)

Total	96,641	93,510	86,016	276,167	(830)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	30,669	367,549	2,000	400,218	(7,247)
Non-investment grade	—	30,155	—	30,155	(383)
Not rated	—	6,939	—	6,939	240

Total	30,669	404,643	2,000	437,312	(7,390)

Total index and basket credit default swaps sold	127,310	498,153	88,016	713,479	(8,220)

Total credit default swaps sold	¥856,946	¥2,567,512	¥161,976	¥3,586,434	¥(20,480)

Credit-linked notes(3)	¥—	¥33,217	¥174,436	¥207,653	¥(117,870)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2012:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥738,815	¥1,496,719	¥130,926	¥2,366,460	¥2,389
Non-investment grade	111,916	122,896	1,503	236,315	4,205
Not rated	15,692	10,390	—	26,082	(19)

Total	866,423	1,630,005	132,429	2,628,857	6,575

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,129	119,132	44,238	180,499	772
Non-investment grade	35,413	940	—	36,353	45
Not rated	7,824	—	—	7,824	(68)

Total	60,366	120,072	44,238	224,676	749
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	51,600	358,506	4,000	414,106	(4,025)
Non-investment grade	5,950	10,082	—	16,032	(161)
Not rated	—	12,251	—	12,251	838

Total	57,550	380,839	4,000	442,389	(3,348)

Total index and basket credit default swaps sold	117,916	500,911	48,238	667,065	(2,599)

Total credit default swaps sold	¥984,339	¥2,130,916	¥180,667	¥3,295,922	¥3,976

Credit-linked notes(3)	¥15,000	¥12,109	¥13,997	¥41,106	¥(32,514)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

Previously Reported Amounts And Adjusted Amounts In Relation To Derivative Instruments With Credit Risk Related Contingent Features

	March 31, 2011
	As previously reported	As restated
	(in trillions)
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	¥3.5	¥3.8
	(in billions)
Posted collateral	¥329	¥346
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade	204	218

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Guarantee Obligations And Other Off-Balance Sheet Instruments [Abstract]
Contractual Or Notional Amounts Of Guarantees With Amount By Expiration Period

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2011:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,592	¥1,636	¥1,052	¥904
Performance guarantees	2,213	1,524	537	152
Derivative instruments(1)	152,663	55,469	86,586	10,608
Liabilities of trust accounts	4,931	4,066	326	539
Others	130	130	—	—

Total	¥163,529	¥62,825	¥88,501	¥12,203

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2012:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,502	¥1,897	¥884	¥721
Performance guarantees	2,089	1,480	521	88
Derivative instruments(1)	155,720	90,816	54,592	10,312
Liabilities of trust accounts	5,250	4,428	324	498
Others	96	96	—	—

Total	¥166,657	¥98,717	¥56,321	¥11,619

Note:

(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings

		Amount by borrower grade
At March 31, 2011:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,356	¥215	¥13	¥8
Performance guarantees	2,213	2,147	49	2	15

Total	¥5,805	¥5,503	¥264	¥15	¥23

		Amount by borrower grade
At March 31, 2012:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,502	¥3,297	¥185	¥12	¥8
Performance guarantees	2,089	2,032	42	1	14

Total	¥5,591	¥5,329	¥227	¥13	¥22

Notes:

(1)	Borrowers classified as Close watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons.
(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments

	2011	2012
	(in billions)
Commitments to extend credit	¥62,141	¥62,754
Commercial letters of credit	641	682
Commitments to make investments	113	117
Other	16	16

Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2012
Variable Interest Entities [Abstract]
Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities

Consolidated VIEs	Consolidated assets
At March 31, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,080,030	¥33,432	¥38,418	¥569	¥391,751	¥4,603,010	¥12,850
Investment funds	1,342,526	9,872	20,102	1,113,959	15,637	654	182,302
Special purpose entities created for structured financing	171,509	273	1,524	14,200	2,025	146,287	7,200
Repackaged instruments	46,014	—	—	29,360	—	16,654	—
Securitization of the MUFG Group's assets	2,456,025	—	209	—	—	2,359,936	95,880
Trust arrangements	1,030,902	—	4,778	33	83,609	938,213	4,269
Others	147,657	307	27,058	—	73	85,273	34,946

Total	¥10,274,663	¥43,884	¥92,089	¥1,158,121	¥493,095	¥8,150,027	¥337,447

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,085,180	¥—	¥4,434,957	¥227,120	¥423,103
Investment funds	69,270	—	1,187	17,898	50,185
Special purpose entities created for structured financing	156,387	—	17,077	138,577	733
Repackaged instruments	46,082	—	—	45,680	402
Securitization of the MUFG Group's assets	2,458,876	—	27,400	2,429,956	1,520
Trust arrangements	1,030,686	1,017,160	—	—	13,526
Others	147,008	—	88,683	31,932	26,393

Total	¥8,993,489	¥1,017,160	¥4,569,304	¥2,891,163	¥515,862

Consolidated VIEs	Consolidated assets
At March 31, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,408,549	¥34,260	¥46,684	¥2,181	¥435,800	¥4,846,147	¥43,477
Investment funds	1,795,862	19,556	56,359	1,526,547	11,550	172	181,678
Special purpose entities created for structured financing	161,353	828	1,755	—	—	148,764	10,006
Repackaged instruments	57,603	—	—	50,983	—	6,620	—
Securitization of the MUFG Group's assets	2,131,526	—	—	—	—	2,050,818	80,708
Trust arrangements	971,787	—	2,621	64	82,631	882,499	3,972
Others	124,807	254	697	—	107	89,952	33,797

Total	¥10,651,487	¥54,898	¥108,116	¥1,579,775	¥530,088	¥8,024,972	¥353,638

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,421,716	¥—	¥4,741,258	¥222,635	¥457,823
Investment funds	215,030	—	1,580	12,989	200,461
Special purpose entities created for structured financing	159,637	—	10,635	147,868	1,134
Repackaged instruments	57,986	—	—	56,929	1,057
Securitization of the MUFG Group's assets	2,133,087	—	26,200	2,105,666	1,221
Trust arrangements	970,437	965,003	—	—	5,434
Others	124,239	—	89,390	34,661	188

Total	¥9,082,132	¥965,003	¥4,869,063	¥2,580,748	¥667,318

Schedule Of Assets And Liabilities Of Non-Consolidated Variable Interest Entities

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,938,696	¥1,681,550	¥1,161,889	¥596	¥144,946	¥1,016,347	¥—	¥—	¥—
Investment funds	12,787,846	441,844	434,767	132,280	115,281	178,808	8,398	—	—
Special purpose entities created for structured financing	13,503,700	2,183,868	1,854,368	20,313	71,840	1,758,754	3,461	—	—
Repackaged instruments	15,424,831	1,069,179	1,008,013	104,612	561,876	341,525	—	—	—
Trust arrangements	29,908	28,285	27,252	—	—	27,252	—	5,791	5,791
Others	10,456,456	1,319,938	1,051,194	13,348	302,544	735,302	—	1	1

Total	¥57,141,437	¥6,724,664	¥5,537,483	¥271,149	¥1,196,487	¥4,057,988	¥11,859	¥5,792	¥5,792

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2012:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,565,475	¥2,425,746	¥1,798,190	¥12,460	¥207,361	¥1,578,369	¥—	¥—	¥—
Investment funds	2,423,629	291,889	283,273	12,261	91,220	179,792	—	—	—
Special purpose entities created for structured financing	17,110,493	2,431,871	2,044,138	72,140	41,510	1,928,409	2,079	—	—
Repackaged instruments	13,362,168	1,199,028	1,154,691	48,851	769,109	336,731	—	—	—
Trust arrangements	23,451	24,875	23,940	—	—	23,940	—	5,919	5,919
Others	17,578,176	1,658,832	1,341,960	4,917	291,283	1,045,760	—	524	524

Total	¥60,063,392	¥8,032,241	¥6,646,192	¥150,629	¥1,400,483	¥5,093,001	¥2,079	¥6,443	¥6,443

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Future Minimum Rental Commitments For Non-Cancelable Leases Under Capitalized Leases And Operating Leases

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2013	¥10,948	¥76,085
2014	8,249	65,162
2015	5,065	56,290
2016	2,157	53,164
2017	1,189	50,195
2018 and thereafter	3,253	361,971

Total minimum lease payments	30,861	¥662,867	(1)

Amount representing interest	(1,790)

Present value of minimum lease payments	¥29,071

Note:

(1)	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and commenced them after April 1, 2012. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.

Fees And Commissions Income (Tables)	12 Months Ended
Mar. 31, 2012
Fees And Commissions Income [Abstract]
Schedule Of Fees And Commissions Income

	2010	2011	2012
	(in millions)
Trust fees	¥107,175	¥100,519	¥95,037
Fees on funds transfer and service charges for collections	145,865	142,459	139,840
Fees and commissions on international business	61,201	58,462	57,688
Fees and commissions on credit card business	137,394	146,570	149,946
Service charges on deposits	27,420	22,169	18,216
Fees and commissions on securities business	129,730	138,868	128,436
Fees on real estate business	19,876	22,593	23,610
Insurance commissions	22,869	27,466	33,686
Fees and commissions on stock transfer agency services	53,040	51,926	49,283
Guarantee fees	70,489	64,347	58,393
Fees on investment funds business	127,329	130,402	126,601
Other fees and commissions	237,155	222,577	219,227

Total	¥1,139,543	¥1,128,358	¥1,099,963

Trading Account Profits And Losses (Tables)	12 Months Ended
Mar. 31, 2012
Trading Account Profits And Losses [Abstract]
Schedule Of Net Trading Gains (Losses)

	2010	2011	2012
	(in millions)
Interest rate and other derivative contracts	¥(88,486)	¥(3,095)	¥77,698
Trading account securities, excluding derivatives	849,958	137,000	589,587

Trading account profits—net	761,472	133,905	667,285
Foreign exchange derivative contracts(1)	31,154	79,840	(94,853)

Net trading gains	¥792,626	¥213,745	¥572,432

Note:

(1)	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains—net in the accompanying consolidated statements of income. Foreign exchange gains—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains other than derivative contracts and foreign exchange gains (losses) related to the fair value option.

Business Segments (Tables)	12 Months Ended
Mar. 31, 2012
Business Segments [Abstract]
Summary Of Net Revenue, Operating Expenses And Profit By Business Segment

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Fiscal year ended March 31, 2010:
Net revenue:	¥1,436.6	¥896.5	¥152.3	¥341.0	¥265.3	¥606.3	¥597.4	¥(89.0)	¥3,600.1
BTMU and MUTB:	661.4	790.4	61.2	222.9	—	222.9	520.6	(97.7)	2,158.8
Net interest income	541.2	441.6	—	126.5	—	126.5	355.1	(12.7)	1,451.7
Net fees	108.7	338.2	61.2	105.0	—	105.0	(13.1)	(49.8)	550.2
Other	11.5	10.6	—	(8.6)	—	(8.6)	178.6	(35.2)	156.9
Other than BTMU and MUTB(1)	775.2	106.1	91.1	118.1	265.3	383.4	76.8	8.7	1,441.3
Operating expenses	988.3	473.1	86.3	203.9	166.7	370.6	113.6	167.3	2,199.2

Operating profit (loss)	¥448.3	¥423.4	¥66.0	¥137.1	¥98.6	¥235.7	¥483.8	¥(256.3)	¥1,400.9

Fiscal year ended March 31, 2011:
Net revenue:	¥1,348.4	¥900.7	¥148.6	¥338.1	¥267.2	¥605.3	¥560.7	¥(40.7)	¥3,523.0
BTMU and MUTB:	636.4	800.3	59.5	241.5	—	241.5	620.9	(46.4)	2,312.2
Net interest income	511.8	431.8	—	122.6	—	122.6	314.7	5.8	1,386.7
Net fees	117.4	310.8	59.5	104.9	—	104.9	(9.8)	(50.3)	532.5
Other	7.2	57.7	—	14.0	—	14.0	316.0	(1.9)	393.0
Other than BTMU and MUTB(1)	712.0	100.4	89.1	96.6	267.2	363.8	(60.2)	5.7	1,210.8
Operating expenses	945.1	464.2	88.1	200.7	173.3	374.0	105.7	150.9	2,128.0

Operating profit (loss)	¥403.3	¥436.5	¥60.5	¥137.4	¥93.9	¥231.3	¥455.0	¥(191.6)	¥1,395.0

Fiscal year ended March 31, 2012:
Net revenue:	¥1,274.1	¥884.8	¥140.5	¥401.1	¥252.0	¥653.1	¥690.7	¥(49.7)	¥3,593.5
BTMU and MUTB:	617.6	792.3	55.7	291.1	—	291.1	638.6	(51.0)	2,344.3
Net interest income	479.2	420.1	—	156.4	—	156.4	274.0	12.6	1,342.3
Net fees	131.6	306.2	55.7	122.6	—	122.6	(11.1)	(61.7)	543.3
Other	6.8	66.0	—	12.1	—	12.1	375.7	(1.9)	458.7
Other than BTMU and MUTB(1)	656.5	92.5	84.8	110.0	252.0	362.0	52.1	1.3	1,249.2
Operating expenses	903.6	447.7	87.3	225.1	173.0	398.1	96.6	165.4	2,098.7

Operating profit (loss)	¥370.5	¥437.1	¥53.2	¥176.0	¥79.0	¥255.0	¥594.1	¥(215.1)	¥1,494.8

Note:	(1) Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Operations

	2010	2011	2012
	(in billions)
Operating profit:	¥1,401	¥1,395	¥1,495
Provision for credit losses	(648)	(292)	(224)
Trading account profits (losses)—net	387	(70)	372
Equity investment securities gains (losses)—net	207	8	(95)
Debt investment securities losses—net	(11)	(105)	(153)
Foreign exchange gains—net	118	146	21
Equity in losses of equity method investees	(84)	(113)	(499)
Impairment of intangible assets	(12)	(27)	(31)
Provision for repayment of excess interest	(45)	(86)	—
Other—net	(16)	(34)	(36)

Income before income tax expense	¥1,297	¥822	¥850

Foreign Activities (Tables)	12 Months Ended
Mar. 31, 2012
Foreign Activities [Abstract]
Schedule Of Estimated Total Assets, Revenue, Expense, And Income (Loss) By Geographic Areas

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2010:
Total revenue(2)	¥3,604,965	¥619,303	¥355,005	¥482,588	¥165,416	¥5,227,277
Total expense(3)	3,065,026	396,009	130,576	209,560	129,082	3,930,253
Income before income tax expense	539,939	223,294	224,429	273,028	36,334	1,297,024
Net income attributable to Mitsubishi UFJ Financial Group	189,751	201,813	199,093	241,445	36,560	868,662
Total assets at end of fiscal year	149,023,436	21,621,462	15,804,022	8,421,156	5,211,386	200,081,462
Fiscal year ended March 31, 2011:
Total revenue(2)	¥2,969,012	¥431,095	¥238,658	¥470,868	¥135,333	¥4,244,966
Total expense(3)	2,782,950	266,549	130,533	238,735	4,387	3,423,154
Income before income tax expense	186,062	164,546	108,125	232,133	130,946	821,812
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)	162,687	90,032	193,422	109,507	452,645
Total assets at end of fiscal year	145,778,973	23,470,398	17,044,207	10,908,164	5,648,501	202,850,243
Fiscal year ended March 31, 2012:
Total revenue(2)(4)	¥2,936,875	¥192,775	¥290,482	¥450,651	¥165,749	¥4,036,532
Total expense(3)	2,438,729	284,557	151,077	223,253	88,974	3,186,590
Income (loss) before income tax expense (benefit)	498,146	(91,782)	139,405	227,398	76,775	849,942
Net income (loss) attributable to Mitsubishi UFJ Financial Group	163,334	(119,829)	113,593	192,753	66,380	416,231
Total assets at end of fiscal year	148,702,461	28,457,027	18,620,484	12,410,540	7,012,002	215,202,514

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
(4)	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley's common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.

Analysis Of Certain Asset And Liability Accounts Related To Foreign Activities

	2011	2012
	(in millions)
Cash and due from banks	¥304,188	¥380,452
Interest-earning deposits in other banks	5,132,127	4,545,991

Total	¥5,436,315	¥4,926,443

Trading account assets	¥18,393,393	¥24,433,087

Investment securities	¥5,897,677	¥5,087,060

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥19,962,692	¥24,119,872

Deposits	¥20,918,476	¥24,589,627

Funds borrowed:
Call money, funds purchased	¥213,930	¥364,044
Payables under repurchase agreements	5,870,083	5,767,721
Payables under securities lending transactions	270,189	72,327
Other short-term borrowings	1,469,984	1,859,186
Long-term debt	3,430,606	2,943,884

Total	¥11,254,792	¥11,007,162

Trading account liabilities	¥3,338,947	¥5,276,219

Fair Value (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value [Abstract]
Fair Value Of Assets And Liabilities By Level Measured On A Recurring Basis

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,644,634	¥5,009,610	¥1,137,411	¥18,791,655
Debt securities
Japanese national government and Japanese government agency bonds	2,739,773	132,582	—	2,872,355
Japanese prefectural and municipal bonds	—	70,279	—	70,279
Foreign governments and official institutions bonds	6,857,423	1,042,185	115,557	8,015,165
Corporate bonds	—	1,277,076	554,364	1,831,440
Residential mortgage-backed securities	2,151,410	310,459	53,688	2,515,557
Commercial mortgage-backed securities	—	—	39,076	39,076
Asset-backed securities	—	86,468	353,835	440,303
Other debt securities	—	6,896	—	6,896
Commercial paper	—	1,457,637	—	1,457,637
Equity securities(2)	896,028	626,028	20,891	1,542,947
Trading derivative assets	76,514	9,854,646	101,980	10,033,140
Interest rate contracts	14,201	7,391,719	14,618	7,420,538
Foreign exchange contracts	169	2,232,386	81,945	2,314,500
Equity contracts	48,101	32,266	1,411	81,778
Commodity contracts	14,043	154,768	2,512	171,323
Credit derivatives	—	43,507	1,494	45,001
Investment securities:
Securities available for sale	48,073,048	4,053,521	2,203,312	54,329,881
Debt securities
Japanese national government and Japanese government agency bonds	43,813,364	906,258	—	44,719,622
Japanese prefectural and municipal bonds	—	199,227	1,054	200,281
Foreign governments and official institutions bonds	723,020	135,362	130,409	988,791
Corporate bonds	—	1,131,570	2,007,972	3,139,542
Residential mortgage-backed securities	2,587	1,112,201	23,783	1,138,571
Commercial mortgage-backed securities	—	22,243	8,147	30,390
Asset-backed securities	—	421,598	30,792	452,390
Other debt securities	—	—	960	960
Marketable equity securities	3,534,077	125,062	195	3,659,334
Other investment securities	—	1,116	35,908	37,024
Others(3)(4)	432,154	229,825	15,303	677,282

Total	¥61,226,350	¥19,148,718	¥3,493,914	¥83,868,982

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥27,988	¥2,580	¥—	¥30,568
Trading derivative liabilities	30,647	9,708,928	138,831	9,878,406
Interest rate contracts	2,116	7,253,626	74,576	7,330,318
Foreign exchange contracts	279	2,229,960	49,034	2,279,273
Equity contracts	19,581	52,870	11,892	84,343
Commodity contracts	8,671	127,065	1,533	137,269
Credit derivatives	—	45,407	1,796	47,203
Obligation to return securities received as collateral	3,069,717	198,058	—	3,267,775
Others(5)	—	442,946	18,183	461,129

Total	¥3,128,352	¥10,352,512	¥157,014	¥13,637,878

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

Notes:

(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥193,249 million and ¥124,627 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments at March 31, 2011 and 2012 were ¥5,780 million and ¥5,841 million, respectively. These investments were mainly hedge funds.
(3)	Includes interest-earning deposits in other banks, receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Reconciliation Of Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Level 3 Inputs

	March 31, 2010	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2011
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥2,077	(2)	¥—	¥(98,921)	¥87,162		¥(19,445)		¥1,137,411	¥(10,933	)(2)
Debt securities
Foreign governments and official institutions bonds	171,534	(1,720)		—	(64,468)	10,211		—		115,557	(6,688)
Corporate bonds	494,987	(12,756)		—	9,697	76,949	(6)	(14,513	)(6)	554,364	(7,892)
Residential mortgage-backed securities	56,468	5,963		—	(8,743)	—		—		53,688	5,062
Commercial mortgage-backed securities	17,315	3,425		—	18,336	—		—		39,076	2,890
Asset-backed securities	389,061	(632)		—	(29,662)	—		(4,932)		353,835	(4,306)
Equity securities	37,173	7,797		—	(24,081)	2		—		20,891	1
Trading derivatives—net	(28,612)	(9,821	)(2)	5,948	(23,117)	31,005		(12,254)		(36,851)	(4,571	)(2)
Interest rate contracts—net	(45,467)	(4,991)		—	(14,513)	14,212		(9,199)		(59,958)	6
Foreign exchange contracts—net	6,440	46		5,963	(5,245)	16,826		8,881		32,911	(2,201)
Equity contracts—net	(8,272)	(982)		(15)	(1,212)	—		—		(10,481)	(2,417)
Commodity contracts—net	14,003	276		—	(1,331)	(33)		(11,936)		979	434
Credit derivatives—net	4,684	(4,170)		—	(816)	—		—		(302)	(393)
Investment securities:
Securities available for sale	2,363,609	(431	)(3)	7,476	(354,656)	503,817		(316,503)		2,203,312	(16,526	)(3)
Debt securities
Japanese prefectural and municipal bonds	3,069	9		3	(2,027)	—		—		1,054	2
Foreign governments and official institutions bonds	87,597	(378)		1,888	41,302	—		—		130,409	(296)
Corporate bonds	2,163,465	3,844		6,150	(371,409)	503,817	(6)	(297,895	)(6)	2,007,972	(14,699)
Residential mortgage-backed securities	26,827	(1,629)		180	(1,595)	—		—		23,783	(1)
Commercial mortgage-backed securities	14,475	(1,522)		863	(5,669)	—		—		8,147	(1,522)
Asset-backed securities	67,095	(733)		(1,612)	(15,350)	—		(18,608)		30,792	11
Other debt securities	990	(20)		—	(10)	—		—		960	(20)
Marketable equity securities	91	(2)		4	102	—		—		195	(1)
Other investment securities	33,904	384	(4)	(337)	2,670	—		(713)		35,908	(131	)(4)
Others	17,217	(1,489	)(4)	—	(425)	—		—		15,303	(1,182	)(4)

Total	¥3,552,656	¥(9,280)		¥13,087	¥(474,449)	¥621,984		¥(348,915)		¥3,355,083	¥(33,343)

Liabilities
Others	¥45,347	¥2,453	(4)	¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902	)(4)

Total	¥45,347	¥2,453		¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902)

	March 31, 2011	Total realized/ unrealized gains (losses)			Purchases	Issuances	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2012
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥12,230	(2)	¥—	¥651,440	¥—	¥(439,127)	¥(362,779)	¥138,929		¥(61,447)		¥1,076,657	¥7,412	(2)
Debt securities
Foreign governments and official institutions bonds	115,557	10,062		—	180,506	—	(143,431)	(38,654)	25,691		—		149,731	3,385
Corporate bonds	554,364	4,595		—	182,004	—	(72,379)	(224,908)	113,206	(6)	(54,987	)(6)	501,895	3,526
Residential mortgage-backed securities	53,688	(2,041)		—	30,362	—	(65,705)	(6,180)	—		—		10,124	(44)
Commercial mortgage-backed securities	39,076	(2,412)		—	3,590	—	(37,502)	(2,752)	—		—		—	—
Asset-backed securities	353,835	(499)		—	254,096	—	(116,052)	(89,722)	—		(6,460)		395,198	(260)
Equity securities	20,891	2,525		—	882	—	(4,058)	(563)	32		—		19,709	805
Trading derivatives—net	(36,851)	(19,907	)(2)	2,305	293	(2,894)	—	(25,587)	69,757		(14,574)		(27,458)	(27,094	)(2)
Interest rate contracts—net	(59,958)	16,410		(92)	—	(22)	—	(7,110)	6,692		(824)		(44,904)	12,483
Foreign exchange contracts—net	32,911	(42,595)		2,372	278	(2,850)	—	(17,335)	64,141		(13,015)		23,907	(43,490)
Equity contracts—net	(10,481)	6,030		33	—	(5)	—	(1,260)	(1,336)		—		(7,019)	4,502
Commodity contracts—net	979	(131)		—	15	(17)	—	(31)	82		(735)		162	(149)
Credit derivatives—net	(302)	379		(8)	—	—	—	149	178		—		396	(440)
Investment securities:
Securities available for sale	2,203,312	4,491	(3)	(1,999)	268,123	—	(39,480)	(723,693)	193,510		(230,877)		1,673,387	(9,983	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	3		(2)	—	—	—	(1,055)	—		—		—	—
Foreign governments and official institutions bonds	130,409	(229)		2,258	3,660	—	(92)	(5,286)	—		—		130,720	(65)
Corporate bonds	2,007,972	4,984		(2,421)	185,960	—	(39,120)	(659,580)	193,510	(6)	(230,816	)(6)	1,460,489	(9,732)
Residential mortgage-backed securities	23,783	(24)		66	3,000	—	(206)	(4,268)	—		—		22,351	(2)
Commercial mortgage-backed securities	8,147	127		343	—	—	—	(4,815)	—		—		3,802	—
Asset-backed securities	30,792	(374)		(2,249)	75,467	—	—	(48,689)	—		—		54,947	(191)
Other debt securities	960	4		—	—	—	—	—	—		—		964	7
Marketable equity securities	195	—		6	36	—	(62)	—	—		(61)		114	—
Other investment securities	35,908	(1,897	)(4)	(68)	4,102	—	(5,289)	(16)	—		(419)		32,321	(1,537	)(4)
Others	15,303	(1,353	)(4)	—	698	—	(1)	(11)	—		(4,268)		10,368	(1,361	)(4)

Total	¥3,355,083	¥(6,436)		¥238	¥924,656	¥(2,894)	¥(483,897)	¥(1,112,086)	¥402,196		¥(311,585)		¥2,765,275	¥(32,563)

Liabilities
Others	¥18,183	¥(42,231	) (4)	¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071	)(4)

Total	¥18,183	¥(42,231)		¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071)

Notes:

(1)	Includes Trading securities under fair value option.
(2)	Included in Trading account profits—net and in Foreign exchange gains—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
(6)	Transfers out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.

Carrying Value Of Assets Measured At Fair Value On A Nonrecurring Basis By Level

	March 31, 2011				March 31, 2012
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,185	¥5,185	¥—	¥—	¥32,400	¥32,400
Loans	12,243	14,843	343,696	370,782	10,888	19,692	332,963	363,543
Loans held for sale	—	1,901	4,726	6,627	—	1,898	78	1,976
Collateral dependent loans	12,243	12,942	338,970	364,155	10,888	17,794	332,885	361,567
Premises and equipment	—	—	10,371	10,371	—	—	18,740	18,740
Intangible assets	—	—	32,833	32,833	—	—	34,729	34,729
Other assets	145,791	—	20,128	165,919	464,819	—	11,665	476,484
Investments in equity method investees(1)	145,791	—	13,853	159,644	464,819	—	6,223	471,042	(2)
Other	—	—	6,275	6,275	—	—	5,442	5,442

Total	¥158,034	¥14,843	¥412,213	¥585,090	¥475,707	¥19,692	¥430,497	¥925,896

Notes:

(1)	Includes investments valued at net asset value of ¥14,098 million and ¥8,400 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥4,324 million at March 31, 2011 and 2012, respectively. These investments are private equity funds.
(2)	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

Nonrecurring Changes In Fair Value

	Losses (Gains) for the fiscal year ended
	March 31, 2011		March 31, 2012
	(in millions)
Investment securities	¥3,364		¥6,060
Loans	160,862		173,242
Loans held for sale	1,263		82
Collateral dependent loans	159,599		173,160
Premises and equipment	11,497		11,983
Intangible assets	26,566		30,986
Other assets	51,326		584,843
Investments in equity method investees	49,394	(1)	581,649	(1)
Other	1,932		3,194

Total	¥253,615		¥807,114

Note:

(1)	Includes impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected

	For the fiscal year ended March 31,
	2011			2012
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥243	¥—	¥243	¥17	¥—	¥17
Receivables under resale agreements(1)	4,736	—	4,736	1,332	—	1,332
Trading account securities	68,618	(837,459)	(768,841)	439,854	57,055	496,909

Total	¥73,597	¥(837,459)	¥(763,862)	¥441,203	¥57,055	¥498,258

Financial liabilities:
Other short-term borrowings(1)	¥(454)	¥—	¥(454)	¥(1,310)	¥—	¥(1,310)
Long-term debt(1)	(114,528)	—	(114,528)	(35,336)	—	(35,336)

Total	¥(114,982)	¥—	¥(114,982)	¥(36,646)	¥—	¥(36,646)

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected

	2011			2012
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,192	¥192	¥26,000	¥26,056	¥56

Total	¥26,000	¥26,192	¥192	¥26,000	¥26,056	¥56

Financial liabilities:
Long-term debt	¥722,752	¥575,969	¥(146,783)	¥664,095	¥524,758	¥(139,337)

Total	¥722,752	¥575,969	¥(146,783)	¥664,095	¥524,758	¥(139,337)

Estimated Fair Value Of Financial Instruments Not Carried On Balance Sheet At Fair Value

	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, and Receivables under resale agreements and Receivable under securities borrowing transactions	¥19,486	¥19,486	¥17,344	¥17,344
Trading account assets, excluding derivatives	18,792	18,792	23,395	23,395
Investment securities	58,536	59,002	60,465	60,704
Loans, net of allowance for credit losses	86,262	87,054	91,013	92,083
Other financial assets	4,677	4,677	6,459	6,459
Derivative financial instruments:
Trading activities	10,033	10,033	11,558	11,558
Activities qualifying for hedges	2	2	—	—
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, and Payables under repurchase agreements and Payables under securities lending transactions	¥35,544	¥35,544	¥39,036	¥39,036
Interest-bearing deposits	117,894	117,960	121,805	121,876
Trading account liabilities, excluding derivatives	31	31	174	174
Obligations to return securities received as collateral	3,268	3,268	3,640	3,640
Due to trust account	634	634	627	627
Other short-term borrowings	8,488	8,488	10,882	10,882
Long-term debt	13,357	13,557	12,593	12,823
Other financial liabilities	4,635	4,635	5,250	5,250
Derivative financial instruments:
Trading activities	9,878	9,878	11,793	11,793
Activities qualifying for hedges	—	—	1	1

Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation [Abstract]
Summary Of The Stock Acquisition Rights Transactions

	Fiscal year ended March 31, 2012
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	14,857,200	¥1
Granted	8,323,100	1
Exercised	(3,639,600)	1
Forfeited or Expired	(166,500)	1

Outstanding, end of fiscal year	19,374,200	¥1	28.33	¥7,963

Exercisable, end of fiscal year	—	¥—	—	¥—

Fair Value Assumption Of The Stock Acquisition Rights

	Fiscal year ended March 31,
	2011	2012
Risk-free interest rate	0.23%	0.29%
Expected volatility	43.97%	44.96%
Expected term (in years)	4	4
Expected dividend yield	2.91%	3.13%

Summary Of UNBC's Management Stock Plan

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
Grant Date
November 15, 2010	3,995,505	$4.72	3 years	April 15
April 15, 2011	4,754,105	4.69	3 years	April 15
July 15, 2011	180,740	4.94	3 years	July 15

Rollforward Of UNBC's Restricted Stock Units Under The Stock Bonus Plan

	Restricted Stock Units
	2010	2011
Units outstanding, beginning of year	—	3,943,590
Activity during the year:
Granted	3,995,505	4,934,845
Vested	10,595	1,435,268
Forfeited	41,320	304,833

Units outstanding, end of year	3,943,590	7,138,334

Summary Of UNBC's Compensation Related Costs

	December 31,
	(in millions)
	2010	2011
Compensation costs	$3	$15
Tax benefit	1	6
Unrecognized compensation costs	16	22

Parent Company Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2012
Parent Company Only Financial Information [Abstract]
Condensed Balance Sheets
	2011	2012
	(in millions)
Assets:
Cash and interest-earning deposits with banks	¥151,531	¥132,431
Investments in subsidiaries and affiliated companies	9,607,046	10,788,927
Investment in Morgan Stanley(1)	956,576	—	(1)
Other assets	97,435	66,227

Total assets	¥10,812,588	¥10,987,585

Liabilities and Shareholders' equity:
Short-term borrowings from subsidiaries	¥1,566,981	¥1,849,072
Long-term debt from subsidiaries and affiliated companies	792,203	383,903
Long-term debt	22	28
Other liabilities	117,683	171,424

Total liabilities	2,476,889	2,404,427

Total shareholders' equity	8,335,699	8,583,158

Total liabilities and shareholders' equity	¥10,812,588	¥10,987,585

Note:

(1)	Investment in Morgan Stanley at March 31, 2012 is included in Investments in subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Condensed Statements Of Income

	2010	2011	2012
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥203,443	¥341,687	¥270,923
Dividends from Morgan Stanley(1)	78,244	71,216	—	(1)
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock	—	—	139,320
Management fees from subsidiaries	17,522	16,510	16,708
Interest income	8	102	99
Foreign exchange gains—net	43,461	93,310	32,237
Other income	5,946	1,923	5,614

Total income	348,624	524,748	464,901

Expense:
Operating expenses	15,296	13,981	14,515
Interest expense to subsidiaries and affiliated companies	41,921	42,752	37,905
Interest expense	4,087	2,856	1,196
Other expense	1,326	934	923

Total expense	62,630	60,523	54,539

Equity in undistributed net income of subsidiaries and affiliated companies—net	622,107	52,751	55,139

Income before income tax expense	908,101	516,976	465,501
Income tax expense	39,439	64,331	49,270

Net income	¥868,662	¥452,645	¥416,231

Note:

(1)	Dividends from Morgan Stanley for the fiscal year ended March 31, 2012 are included in Dividends from subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Condensed Statements Of Cash Flows

	2010	2011	2012
	(in millions)
Operating activities:
Net income	¥868,662	¥452,645	¥416,231
Adjustments and other	(643,734)	(111,730)	(133,368)

Net cash provided by operating activities	224,928	340,915	282,863

Investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	1,526	250,000	17,371
Purchases of equity investments in subsidiaries and affiliated companies	(1,453,127)	(89,042)	(20,000)
Purchases of other investment securities	(5)	—	—
Net decrease (increase) in interest-earning deposits with banks	(49,663)	(70,502)	18,696
Other—net	(5,833)	(1,486)	(7,245)

Net cash provided by (used in) investing activities	(1,507,102)	88,970	8,822

Financing activities:
Net increase in short-term borrowings from subsidiaries	143,403	531,197	66,600
Proceeds from issuance of long-term debt to subsidiaries and affiliated companies	380,499	—	—
Repayment of long-term debt	(100,007)	(230,025)	(8)
Repayment of long-term debt to subsidiaries and affiliated companies	(12,800)	(295,652)	(169,710)
Proceeds from issuance of common stock, net of stock issue expenses	1,026,341	—	—
Proceeds from sales of treasury stock	30	4	3
Payments for acquisition of preferred stock	—	(250,000)	—
Payments to acquire treasury stock	(246)	(30)	(12)
Dividends paid	(149,551)	(190,455)	(187,616)
Other—net	(2,269)	(386)	(1,346)

Net cash provided by (used in) financing activities	1,285,400	(435,347)	(292,089)

Net increase (decrease) in cash and cash equivalents	3,226	(5,462)	(404)
Cash and cash equivalents at beginning of fiscal year	13,262	16,488	11,026

Cash and cash equivalents at end of fiscal year	¥16,488	¥11,026	¥10,622

Basis Of Financial Statements And Summary Of Significant Accounting Policies (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 D M	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2011
Basis of financial statements:
Increase (decrease) in net income (loss) from the effect of recording intervening events for the three-months period ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal year ended on or after December 31	¥ (1,560,000,000)	¥ 13,870,000,000	¥ 3,900,000,000
Summary of significant accounting policies:
Maximum original maturity days of transactions classify as cash and cash equivalent	90
Minimum percentage of plan assets or the projected benefit obligation used in calculation of net actuarial gains and losses	10.00%
Minimum months contractually past due of loans within Commercial segment before being placed on nonaccrual status	1
Minimum months contractually past due of loans within the Card and UNBC segments before being placed on nonaccrual status	3
Minimum months contractually past due of loans within the Residential segment before being placed on nonaccrual status	6
Changes in accounting estimates:
Effect from changes in accounting estimate of the allowance for repayment of excess interest to income (loss) before income tax expense		61,000,000,000
Effect from changes in accounting estimated of the allowance for repayment of excess interest to net income (loss) attributable to Mitsubishi UFJ Financial Group		49,000,000,000
Decrease in both basic and diluted earnings per share resulted from change in accounting estimate of allowance for repayment of excess interest		¥ 3.45
Intangible assets reclassified from intangible assets not subject to amortization to those subject to amortization				42,224,000,000
Recognition And Presentation Of Other-Than-Temporary Impairments [Member]
Accounting changes:
Adoption date of new guidance			Apr 1, 2009
Accumulated deficit, Cumulative effect of change in accounting principle, Net of tax			118,210,000,000
Amendment Of Accounting For Consolidation Of Variable Interest Entities [Member]
Accounting changes:
Net increase in consolidated assets		237,008,000,000
Net increase in consolidated liabilities		214,887,000,000
Net increase in consolidated shareholders' equity attributable to noncontrolling interest		19,551,000,000
Cumulative effect on retained earnings		1,408,000,000
Adoption date of new guidance		Apr 1, 2010
Amendments To Accounting Scope Of Embedded Credit Derivatives [Member]
Accounting changes:
Cumulative effect on retained earnings	¥ 135,000,000
Adoption date of new guidance	Apr 1, 2011

Basis Of Financial Statements And Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives Of Premises And Equipment) (Details)	12 Months Ended
Mar. 31, 2012 Y
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, Minimum, years	15
Premises and equipment, Useful life, Maximum, years	50
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, Minimum, years	2
Premises and equipment, Useful life, Maximum, years	20
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, Minimum, years	3
Premises and equipment, Useful life, Maximum, years	39

Basis Of Financial Statements And Summary Of Significant Accounting Policies (Schedule Of Useful Life Of Intangible Assets And Amortization Method By Major Class) (Details)	12 Months Ended
Mar. 31, 2012 Y
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, Minimum, years	2
Finite-lived intangible assets, Useful life, Maximum, years	10
Finite-lived intangible assets, Amortization method	Straight-line
Core Deposit Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, Minimum, years	5
Finite-lived intangible assets, Useful life, Maximum, years	19
Finite-lived intangible assets, Amortization method	Declining-balance
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, Minimum, years	9
Finite-lived intangible assets, Useful life, Maximum, years	27
Finite-lived intangible assets, Amortization method	Declining-balance
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, Minimum, years	8
Finite-lived intangible assets, Useful life, Maximum, years	40
Finite-lived intangible assets, Amortization method	Straight-line

Business Developments (Narrative) (Details) (JPY ¥) Share data in Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2012 Morgan Stanley [Member]	Sep. 30, 2011 Morgan Stanley [Member]	Jun. 30, 2011 Morgan Stanley [Member]	Apr. 21, 2011 Morgan Stanley [Member]	May 01, 2010 MSMS [Member]	Mar. 30, 2011 Mitsubishi UFJ NICOS Co., Ltd. [Member]	Apr. 30, 2010 Union Bank, N.A. [Member]	Mar. 31, 2012 MUMSS [Member]	Nov. 24, 2011 MUMSS [Member]	Apr. 22, 2011 MUMSS [Member]	May 01, 2010 MUMSS [Member]
Schedule Of Business Development [Line Items]
Amount paid for the acquisition of subsidiary's common stock through the allotment to existing shareholders						¥ 85,000,000,000
Amount paid by Norinchukin for the acquisition of subsidiary's common stock through the allotment to existing shareholders						15,000,000,000
Percentage of ownership in the shares of a subsidiary						85.00%
Percentage of ownership in the shares of a subsidiary, held by Norinchukin						15.00%
Business combination by a subsidiary, Recognized identifiable assets acquired and liabilities assumed, Goodwill							8,068,000,000
Business combination by a subsidiary, Recognized identifiable assets acquired and liabilities assumed, Intangibles							1,648,000,000
Percentage of economic interest in an affiliate					60.00%
Percentage of economic and voting rights interests in a subsidiary											60.00%
Percentage of original interest in a subsidiary											100.00%
Percentage of economic and voting rights interests in a subsidiary											40.00%
Percentage of economic interest in an affiliate, held by Morgan Stanley					40.00%
Percentage of voting rights interest in an affiliate					49.00%
Percentage of voting rights interest in an affiliate, held by Morgan Stanley					51.00%
Noncontrolling interest recorded from an equity transaction in a subsidiary											127,000,000,000
Amount of capital surplus recorded from an equity transaction in a subsidiary											21,000,000,000
Amount of capital contribution									20,000,000,000	30,000,000,000
Employee termination expenses related to early retirement program								20,000,000,000
Change in ownership interest of a subsidiary from capital surplus to noncontrolling interests									8,000,000,000	12,000,000,000
Amount of capital contribution to meet an anticipated change in regulatory capital requirement									15,000,000,000
Amount of capital contribution to meet an anticipated change in regulatory capital requirement, by Morgan Stanley									10,000,000,000
Percentage of economic interest in a subsidiary									60.00%
Percentage share of the increase in the net asset value of a subsidiary, held by Morgan Stanley									40.00%
Face value of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock to be converted into the affiliate's common stock				808,266,000,000
Approximate number of affiliate's common stock received upon conversion of the affiliate's Series B Preferred Stock			385
Approximate number of affiliate's additional common stock received resulting from the conversion rate adjustment			75
Gain recognized in relation to the conversion rate adjustment of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock	139,320,000,000
Percentage of ownership interest in an affiliate before the conversion of the affiliate's Series B Preferred Stock			3.00%
Percentage of ownership interest in an affiliate upon the conversion of the affiliate 's Series B Preferred Stock			22.40%
Impairment losses on investments to affiliate 's common stock		¥ 579,468,000,000
Percentage of decline in the quoted market price of affiliate 's common stock		41.00%

Business Developments (Previously Reported Amounts And Adjusted Amounts In Relation To Investment In Morgan Stanley) (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Adjustment In Relation To Equity Method Investments [Line Items]
Securities available for sales	¥ 57,740,401	¥ 54,329,881
Other assets	7,329,838	5,321,120
Other liabilities	5,552,631	4,841,981
Retained earnings-Unappropriated retained earnings	482,535	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(596,400)	(628,661)
Interest income-Investment securities-Dividends	104,634	169,667	167,862
Equity in losses of equity method investees-net	(499,427)	(113,017)	(83,893)
Other non-interest income	103,424	148,532	191,307
Income tax expense	429,191	433,625	413,105
Net income attributable to Mitsubishi UFJ Financial Group	416,231	452,645	868,662
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.17	¥ 30.55	¥ 68.72
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.09	¥ 30.43	¥ 68.59
As Previously Reported [Member]
Schedule Of Adjustment In Relation To Equity Method Investments [Line Items]
Securities available for sales		54,435,634
Other assets		5,226,412
Other liabilities		4,844,901
Retained earnings-Unappropriated retained earnings		254,411
Accumulated other changes in equity from nonowner sources, net of taxes		(620,844)
Interest income-Investment securities-Dividends		170,470	168,500
Equity in losses of equity method investees-net		(90,628)	(104,098)
Other non-interest income		140,766	195,966
Income tax expense		439,900	407,040
Net income attributable to Mitsubishi UFJ Financial Group		¥ 461,796	¥ 859,819
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 31.2	¥ 68.01
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 31.08	¥ 67.87

Investment Securities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 M	Mar. 31, 2011	Mar. 31, 2010
Investment Securities [Abstract]
Investment securities other than securities available for sale or being held to maturity, carrying value	¥ 876,333	¥ 1,667,220
Amount of preferred stock issued by Morgan Stanley in cost-method investments		808,266
Aggregate costs of cost-method investments	570,122	515,263
Fair value of investment securities held by certain subsidiaries	33,432	37,024
Amount of cost-method investments, fair value estimated by commonly accepted valuation models	302,318	1,119,292
Amount of cost-method investments, test performed to determine whether any impairment indicator exists	574,015	547,928
Gross realized gains on available for sale of securities	233,253	270,384	344,353
Gross realized losses on available for sale of securities	56,226	35,966	47,117
Impairment losses recognized on cost-method investments	5,829	2,882	24,751
Carrying value of transferred securities from Securities being held to maturity	7,856
Realized gains (losses) on sale of transferred securities from Securities being held to maturity	691
Other than temporary impairment losses from debt securities available for sale classified as corporate bonds	13,782	20,488	29,822
Other than temporary impairment losses of available for sale marketable equity securities	176,073	115,650	62,912
Other than temporary impairment loss included in investment securities gains, net	195,684	139,020	117,485
Cumulative decline in fair value of the credit impaired debt securities which were mainly corporate bonds	18,334	23,708
Credit loss component of impairment losses of debt securities recognized in earnings	30,066	35,458
Other component of impairment losses of debt securities recognized in accumulated other changes in equity from nonowner sources before taxes	¥ 11,732	¥ 11,750
Minimum length of time that fair value of the investment has been below cost to be deemed as other than temporary, Month	6
Minimum percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other than temporary decline in fair value	20.00%

Investment Securities (Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Securities available for sale:
Amortized cost	¥ 56,368,730		¥ 53,249,694
Gross unrealized gains	1,396,587		1,268,565
Gross unrealized losses	24,916		188,378
Estimated fair value	57,740,401		54,329,881
Securities being held to maturity:
Amortized cost	2,385,368		3,017,189
Gross unrealized gains	47,716		48,236
Gross unrealized losses	2,395		6,427
Estimated fair value	2,430,689		3,058,998
UNBC reclassification of CLOs securities available for sale to securities being held to maturity					111,895
Unrealized losses of UNBC collateralized loan obligation in accumulated other changes in equity from nonowner sources	29,539		39,915
Debt Securities, Japanese National Government And Japanese Government Agency Bonds [Member]
Securities available for sale:
Amortized cost	48,736,276		44,756,826
Gross unrealized gains	155,010		75,017
Gross unrealized losses	8,624		112,221
Estimated fair value	48,882,662		44,719,622
Securities being held to maturity:
Amortized cost	590,147		1,026,443
Gross unrealized gains	4,370		7,987
Estimated fair value	594,517		1,034,430
Debt Securities, Japanese Prefectural And Municipal Bonds [Member]
Securities available for sale:
Amortized cost	173,028		193,712
Gross unrealized gains	7,750		6,578
Gross unrealized losses			9
Estimated fair value	180,778		200,281
Securities being held to maturity:
Amortized cost	3,531		22,667
Gross unrealized gains	6		178
Estimated fair value	3,537		22,845
Debt Securities, Foreign Governments And Official Institutions Bonds [Member]
Securities available for sale:
Amortized cost	953,364		973,175
Gross unrealized gains	18,606		16,472
Gross unrealized losses	742		856
Estimated fair value	971,228		988,791
Securities being held to maturity:
Amortized cost	626,871		893,316
Gross unrealized gains	3,691		6,758
Gross unrealized losses	169		2,451
Estimated fair value	630,393		897,623
Debt Securities, Corporate Bonds [Member]
Securities available for sale:
Amortized cost	2,460,263		3,058,698
Gross unrealized gains	68,933		84,262
Gross unrealized losses	2,639		3,418
Estimated fair value	2,526,557		3,139,542
Securities being held to maturity:
Amortized cost	59,857		138,810
Gross unrealized gains	201		1,165
Gross unrealized losses	14		46
Estimated fair value	60,044		139,929
Debt Securities, Residential Mortgage Backed Securities [Member]
Securities available for sale:
Amortized cost	1,129,948		1,140,271
Gross unrealized gains	14,239		11,593
Gross unrealized losses	5,602		13,293
Estimated fair value	1,138,585		1,138,571
Debt Securities, Commercial Mortgage Backed Securities [Member]
Securities available for sale:
Amortized cost	96,502		31,485
Gross unrealized gains	2,512		181
Gross unrealized losses	684		1,276
Estimated fair value	98,330		30,390
Debt Securities, Asset-Backed Securities [Member]
Securities available for sale:
Amortized cost	503,011		452,280
Gross unrealized gains	401		665
Gross unrealized losses	891		555
Estimated fair value	502,521		452,390
Securities being held to maturity:
Amortized cost	1,104,890		935,876
Gross unrealized gains	39,447		32,144
Gross unrealized losses	2,212	[1]	3,930	[2]
Estimated fair value	1,142,125		964,090
Debt Securities, Other Debt Securities [Member]
Securities available for sale:
Amortized cost	964		960
Estimated fair value	964		960
Securities being held to maturity:
Amortized cost	72		77
Gross unrealized gains	1		4
Estimated fair value	73		81
Marketable Equity Securities [Member]
Securities available for sale:
Amortized cost	2,315,374		2,642,287
Gross unrealized gains	1,129,136		1,073,797
Gross unrealized losses	5,734		56,750
Estimated fair value	¥ 3,438,776		¥ 3,659,334

[1]	As a result of the reclassification mentioned above, the unrealized losses at the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and is not included in the table above.
[2]	UNBC reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses as of the date of reclassification remaining in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and is not included in the table above.

Investment Securities (Contractual Maturity) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Held-to-maturity, Amortized cost:
Due in one year or less	¥ 729,168
Due from one year to five years	588,159
Due from five years to ten years	696,287
Due after ten years	371,754
Total, Held-to-maturity, Amortized cost	2,385,368
Held-to-maturity, Estimated fair value:
Due in one year or less	732,666
Due from one year to five years	596,852
Due from five years to ten years	722,033
Due after ten years	379,138
Total, Held-to-maturity, Estimated fair value	2,430,689
Available for sale, Estimated fair value:
Due in one year or less	15,218,529
Due from one year to five years	29,800,171
Due from five years to ten years	5,634,612
Due after ten years	3,648,313
Total, Available for sale, Estimated fair value	¥ 54,301,625

Investment Securities (Schedule Of Investments, By Type And Length In Continuous Loss Position) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012 security	Mar. 31, 2011 security
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	¥ 16,526,953	¥ 25,635,372
Estimated fair value, 12 months or more	927,291	1,238,149
Estimated fair value	17,454,244	26,873,521
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	14,203	165,148
Unrealized losses, 12 months or more	10,713	23,230
Unrealized losses	24,916	188,378
Securities being held to maturity, Fair value:
Estimated fair value, Less than 12 months	232,842	457,675
Estimated fair value, 12 months or more	181,366	174,093
Estimated fair value	414,208	631,768
Securities being held to maturity, Unrealized losses:
Unrealized losses, Less than 12 months	1,968	5,141
Unrealized losses, 12 months or more	427	1,286
Unrealized losses	2,395	6,427
Securities available for sale:
Number of securities	2,432	3,779
Securities being held to maturity:
Number of securities	230	274
Debt Securities, Japanese National Government And Japanese Government Agency Bonds [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	15,976,426	24,169,306
Estimated fair value, 12 months or more	794,870	998,080
Estimated fair value	16,771,296	25,167,386
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	3,035	95,292
Unrealized losses, 12 months or more	5,589	16,929
Unrealized losses	8,624	112,221
Securities available for sale:
Number of securities	65	136
Debt Securities, Japanese Prefectural And Municipal Bonds [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months		10,111
Estimated fair value		10,111
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months		9
Unrealized losses		9
Securities available for sale:
Number of securities		6
Debt Securities, Foreign Governments And Official Institutions Bonds [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	27,255	96,431
Estimated fair value, 12 months or more	3,923	524
Estimated fair value	31,178	96,955
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	674	855
Unrealized losses, 12 months or more	68	1
Unrealized losses	742	856
Securities being held to maturity, Fair value:
Estimated fair value, Less than 12 months	8,229	191,109
Estimated fair value, 12 months or more	60,813	47,145
Estimated fair value	69,042	238,254
Securities being held to maturity, Unrealized losses:
Unrealized losses, Less than 12 months	2	1,255
Unrealized losses, 12 months or more	167	1,196
Unrealized losses	169	2,451
Securities available for sale:
Number of securities	42	43
Securities being held to maturity:
Number of securities	5	23
Debt Securities, Corporate Bonds [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	273,322	309,067
Estimated fair value, 12 months or more	87,770	148,667
Estimated fair value	361,092	457,734
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	1,709	2,051
Unrealized losses, 12 months or more	930	1,367
Unrealized losses	2,639	3,418
Securities being held to maturity, Fair value:
Estimated fair value, Less than 12 months	4,104	7,120
Estimated fair value, 12 months or more	1,388
Estimated fair value	5,492	7,120
Securities being held to maturity, Unrealized losses:
Unrealized losses, Less than 12 months	2	46
Unrealized losses, 12 months or more	12
Unrealized losses	14	46
Securities available for sale:
Number of securities	2,077	3,155
Securities being held to maturity:
Number of securities	3	4
Debt Securities, Residential Mortgage Backed Securities [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	128,824	528,791
Estimated fair value, 12 months or more	27,536	32,139
Estimated fair value	156,360	560,930
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	2,071	10,281
Unrealized losses, 12 months or more	3,531	3,012
Unrealized losses	5,602	13,293
Securities available for sale:
Number of securities	162	281
Debt Securities, Commercial Mortgage Backed Securities [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	9,683
Estimated fair value, 12 months or more	12,664	22,236
Estimated fair value	22,347	22,236
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	253
Unrealized losses, 12 months or more	431	1,276
Unrealized losses	684	1,276
Securities available for sale:
Number of securities	20	13
Debt Securities, Asset-Backed Securities [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	9,425	16,708
Estimated fair value, 12 months or more		35,961
Estimated fair value	9,425	52,669
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	891	56
Unrealized losses, 12 months or more		499
Unrealized losses	891	555
Securities being held to maturity, Fair value:
Estimated fair value, Less than 12 months	220,509	259,446
Estimated fair value, 12 months or more	119,165	126,948
Estimated fair value	339,674	386,394
Securities being held to maturity, Unrealized losses:
Unrealized losses, Less than 12 months	1,964	3,840
Unrealized losses, 12 months or more	248	90
Unrealized losses	2,212	3,930
Securities available for sale:
Number of securities	10	23
Securities being held to maturity:
Number of securities	222	247
Marketable Equity Securities [Member]
Securities available for sale, Estimated fair value:
Estimated fair value, Less than 12 months	102,018	504,958
Estimated fair value, 12 months or more	528	542
Estimated fair value	102,546	505,500
Securities available for sale, Unrealized losses:
Unrealized losses, Less than 12 months	5,570	56,604
Unrealized losses, 12 months or more	164	146
Unrealized losses	¥ 5,734	¥ 56,750
Securities available for sale:
Number of securities	56	122

Investment Securities (Roll-Forward Of Credit Loss Component Recognized In Earnings) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Roll forward of credit loss component recognized in earnings:
Balance at beginning of fiscal year	¥ 35,458	¥ 36,591	¥ 40,556
Initial credit impairments	8,596	14,087	24,587
Subsequent credit impairments	5,186	6,401	5,235
Securities sold or matured	(19,174)	(21,621)	(33,787)
Balance at end of fiscal year	¥ 30,066	¥ 35,458	¥ 36,591

Loans And Allowance For Credit Losses (Narrative) (Details) (JPY ¥)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2012 D	Mar. 31, 2011 D	Mar. 31, 2010	Mar. 31, 1997 Y
Financing Receivable, Allowance for Credit Losses [Line Items]
Nonaccrual and restructured loans			¥ 2,112,964,000,000	¥ 2,008,729,000,000
Gross interest income on nonaccrual and restructured loans under the original terms, if recognized			93,800,000,000	101,100,000,000
Gross interest income recognized as interest income on nonaccrual and restructured loans			44,800,000,000	46,000,000,000
Minimum days of accruing loans contractually past due			90	90
Accruing loans contractually past due 90 days or more			65,577,000,000	55,748,000,000
Commitments to extend credit to customers with restructured loans			15,729,000,000	13,796,000,000
Average recorded loan balance			1,958,127,000,000	1,866,000,000,000	1,717,000,000,000
Interest income recognized on impaired loans			39,230,000,000	42,000,000,000	33,400,000,000
Internal borrower ratings categorized as Normal within the Commercial segment			1-9
Internal borrower ratings categorized as Close Watch within the Commercial segment			10-12
Internal borrower ratings categorized as Bankrupt or Legally/Virtually Bankrupt within the Commercial segment			13-15
Decrease (increase) in the allowance for credit losses due to loan disposal activity recognized as net charge-offs during the fiscal year			1,200,000,000	600,000,000	6,800,000,000
Maturity date of loans to Housing Loan Administration Corporation						2011
Loans to Housing Loan Administration Corporation						407,078,000,000
Original maturity term of loans to Housing Loan Administration Corporation, years						15
Interest rate (percentage above Tokyo Interbank Offered Rate) on loans to Housing Loan Administration Corporation						0.13%
Initial non-interest-bearing deposits with the Special Fund and New Fund						176,089,000,000
Non-interest-earning deposits balance with the Special Fund and New Fund			204,956,000,000	362,695,000,000
Loans to Resolution and Collection Corporation				169,559,000,000
Number of years of the investment income earned by the Special Fund that will be used to absorb loss of Jusen loans						15
Number of years of collection activities of the Jusen loans						15
Impairment loss for the deposits with the Special Fund included in other non-interest expenses				22,705,000,000
All deposits with the New Fund regarding the Government-led Loan Restructuring Program Collected		161,435,000,000
All deposits with the Special Fund regarding the Government-led Loan Restructuring Program Collected	204,956,000,000
Net gains (losses) on disposal of nonperforming loans during the fiscal year			16,256,000,000	10,382,000,000	17,764,000,000
Securitized senior beneficial interests:
Fair value of securitized senior beneficial interests			12,133,000,000	22,032,000,000
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of financing receivable			¥ 706,000,000,000

Loans And Allowance For Credit Losses (Loans By Domicile And Type Of Industry Of Borrower Segment Classification) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (91,083)		¥ (102,871)
Total Loans, net	92,298,243	[1]	87,501,975	[1]
Loans held for sale	46,634		65,162
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	68,196,981		67,552,646
Domestic, Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,451,720		11,248,033
Domestic, Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,155,926		1,280,899
Domestic, Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,035,029		11,660,798
Domestic, Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,239,688		3,417,689
Domestic, Wholesale and Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,492,234		8,443,580
Domestic, Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,511,055	[2]	3,421,419	[2]
Domestic, Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,284,585		1,249,272
Domestic, Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,390,191		8,410,092
Domestic, Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,636,553		18,420,864
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,192,345		20,052,200
Foreign, Governments And Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	554,933		516,637
Foreign, Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,722,587	[2]	3,565,502	[2]
Foreign, Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,675,995		13,116,390
Foreign, Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	¥ 3,238,830		¥ 2,853,671

[1]	The above table includes loans held for sale of ¥65,162 million and ¥46,634 million at March 31, 2011 and 2012, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.

Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 1,163,489	[1]	¥ 1,138,798	[1]
Loans held for sale placed on nonaccrual status			548
Loans acquired with deteriorated credit quality placed on nonaccrual status	26,346		29,833
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	808,757		686,084
Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	199,608		137,275
Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	39,959		48,338
Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	104,690		128,282
Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	84,753		74,234
Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	237,380		171,870
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	7,802		7,238
Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	33,233		32,978
Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	47,931		36,163
Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	53,401		49,706
Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	69,361		102,869
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	122,270		129,777
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	113,450		141,445
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 49,651		¥ 78,623

[1]	The above table does not include loans held for sale of ¥548 million and nil at March 31, 2011 and 2012, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,346 million at March 31, 2011 and 2012, respectively.

Loans And Allowance For Credit Losses (Summary Of Impaired Loans, Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded loan balance	¥ 2,031,868		¥ 1,893,098	[1]
Unpaid principal balance	2,219,889		2,113,742	[1]
Related allowance	872,153		743,895	[1]
Average recorded loan balance	1,958,127		1,866,000		1,717,000
Recognized interest income	39,230		42,000		33,400
Impaired loans held for sales			4,726
Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	319,679	[2]	301,303	[1],[2]
Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,712,189		1,591,795	[1]
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,324,672		1,208,080
Unpaid principal balance	1,387,029		1,282,887
Related allowance	616,769		521,797
Average recorded loan balance	1,270,856
Recognized interest income	21,356
Commercial [Member] | Domestic [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	279,330	[2]	265,039	[2]
Commercial [Member] | Domestic [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,045,342		943,041
Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	358,478		302,489
Unpaid principal balance	376,393		311,359
Related allowance	187,081		139,522
Average recorded loan balance	333,409
Recognized interest income	5,656
Commercial [Member] | Domestic, Manufacturing [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	56,268	[2]	45,046	[2]
Commercial [Member] | Domestic, Manufacturing [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	302,210		257,443
Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	55,836		73,336
Unpaid principal balance	60,498		78,027
Related allowance	19,986		31,626
Average recorded loan balance	63,215
Recognized interest income	1,370
Commercial [Member] | Domestic, Construction [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	22,034	[2]	22,244	[2]
Commercial [Member] | Domestic, Construction [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	33,802		51,092
Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	163,339		182,979
Unpaid principal balance	176,520		207,373
Related allowance	52,165		56,099
Average recorded loan balance	173,739
Recognized interest income	2,476
Commercial [Member] | Domestic, Real Estate [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	50,982	[2]	64,139	[2]
Commercial [Member] | Domestic, Real Estate [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	112,357		118,840
Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	176,606		172,725
Unpaid principal balance	182,044		186,939
Related allowance	74,707		68,946
Average recorded loan balance	176,047
Recognized interest income	3,203
Commercial [Member] | Domestic, Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	36,378	[2]	36,066	[2]
Commercial [Member] | Domestic, Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	140,228		136,659
Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	368,688		284,967
Unpaid principal balance	375,464		295,069
Related allowance	192,671		144,049
Average recorded loan balance	326,440
Recognized interest income	5,239
Commercial [Member] | Domestic, Wholesale and Retail [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	69,051	[2]	49,312	[2]
Commercial [Member] | Domestic, Wholesale and Retail [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	299,637		235,655
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	9,671		9,858
Unpaid principal balance	11,777		11,993
Related allowance	2,314		1,658
Average recorded loan balance	9,812
Recognized interest income	85
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	253	[2]	6,266	[2]
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	9,418		3,592
Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	51,611		57,925
Unpaid principal balance	54,063		59,482
Related allowance	23,278		26,416
Average recorded loan balance	55,387
Recognized interest income	1,152
Commercial [Member] | Domestic, Communication And Information Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	12,534	[2]	12,572	[2]
Commercial [Member] | Domestic, Communication And Information Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	39,077		45,353
Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	63,101		51,274
Unpaid principal balance	63,336		51,981
Related allowance	40,484		30,931
Average recorded loan balance	57,612
Recognized interest income	927
Commercial [Member] | Domestic, Other Industries [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	8,918	[2]	8,246	[2]
Commercial [Member] | Domestic, Other Industries [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	54,183		43,028
Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	77,342		72,527
Unpaid principal balance	86,934		80,664
Related allowance	24,083		22,550
Average recorded loan balance	75,195
Recognized interest income	1,248
Commercial [Member] | Domestic, Consumer [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	22,912	[2]	21,148	[2]
Commercial [Member] | Domestic, Consumer [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	54,430		51,379
Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	154,426		133,599
Unpaid principal balance	155,433		134,294
Related allowance	89,049		66,066
Average recorded loan balance	138,900
Recognized interest income	1,016
Commercial [Member] | Foreign, Excluding UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	177	[2]	1,157	[2]
Commercial [Member] | Foreign, Excluding UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	154,249		132,442
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	34,550		37,272
Unpaid principal balance	56,054		60,799
Related allowance	10,704		11,826
Average recorded loan balance	35,307
Recognized interest income	1,983
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	78	[2]	147	[2]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	34,472		37,125
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	326,962		307,231
Unpaid principal balance	406,740		393,742
Related allowance	102,892		87,450
Average recorded loan balance	318,512
Recognized interest income	6,549
Residential [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	23,513	[2]	29,527	[2]
Residential [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	303,449		277,704
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	146,789		151,719
Unpaid principal balance	164,659		173,568
Related allowance	47,418		46,963
Average recorded loan balance	149,255
Recognized interest income	6,972
Card [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,666	[2]	1,766	[2]
Card [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	145,123		149,953
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	44,469		55,197
Unpaid principal balance	49,974		68,452
Related allowance	5,321		9,793
Average recorded loan balance	45,297
Recognized interest income	1,354
UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	14,915	[2]	3,667	[2]
UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	¥ 29,554		¥ 51,530

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million.
[2]	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.

Loans And Allowance For Credit Losses (Credit Quality Indicators Of Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Credit quality by risk ratings:
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	¥ 160,209		¥ 181,850
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	71,795,989	[1]	66,555,211	[1]
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	51,743,079	[1]	50,397,892	[1]
Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,439,637	[1]	11,235,405	[1]
Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,154,942	[1]	1,279,885	[1]
Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,443,605	[1]	10,945,400	[1]
Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,223,825	[1]	3,398,910	[1]
Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	8,460,361	[1]	8,412,555	[1]
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,506,584	[1]	3,416,523	[1]
Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,283,976	[1]	1,247,959	[1]
Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,385,279	[1]	8,402,913	[1]
Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,844,870	[1]	2,058,342	[1]
Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	19,944,276	[1]	16,037,855	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	108,634	[1]	119,464	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	15,586,918	[1]	16,150,015	[1]
Loans, Accrual	15,461,203		16,015,242
Loans, Nonaccrual	125,715		134,773
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	757,873	[1]	872,043	[1]
Loans, Accrual	642,578		727,880
Loans, Nonaccrual	115,295		144,163
UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,041,703	[1],[2]	3,780,565	[1],[3]
UNBC [Member] | Risk Ratings Based On The Number Of Delinquencies [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Accrual	1,784,444		1,715,853
Loans, Nonaccrual	24,022		21,595
UNBC [Member] | Risk Ratings Based On Internal Credit Ratings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass	2,083,976		1,767,355
Loans, Criticized	149,261		275,762
Normal [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	65,421,648		60,387,764
Normal [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	46,609,922		45,354,265
Normal [Member] | Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,139,970		9,957,029
Normal [Member] | Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	901,366		1,007,788
Normal [Member] | Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,366,628		9,793,308
Normal [Member] | Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,713,378		2,878,813
Normal [Member] | Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,434,212		7,411,408
Normal [Member] | Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,065,589		3,110,731
Normal [Member] | Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,137,182		1,074,367
Normal [Member] | Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,185,274		8,210,660
Normal [Member] | Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,666,323		1,910,161
Normal [Member] | Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	18,779,012		14,992,355
Normal [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	32,714		41,144
Close Watch [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	5,478,733		5,419,407
Close Watch [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,324,321		4,357,196
Close Watch [Member] | Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,100,059		1,141,101
Close Watch [Member] | Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	213,648		223,791
Close Watch [Member] | Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	972,220		1,023,691
Close Watch [Member] | Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	425,694		445,863
Close Watch [Member] | Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	788,769		829,277
Close Watch [Member] | Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	433,192		298,554
Close Watch [Member] | Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	113,561		140,614
Close Watch [Member] | Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	152,041		156,090
Close Watch [Member] | Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	125,137		98,215
Close Watch [Member] | Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,099,549		1,006,010
Close Watch [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	54,863		56,201
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	895,608		748,040
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	808,836		686,431
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	199,608		137,275
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	39,928		48,306
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	104,757		128,401
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	84,753		74,234
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	237,380		171,870
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,803		7,238
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	33,233		32,978
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	47,964		36,163
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	53,410		49,966
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	65,715		39,490
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 21,057		¥ 22,119

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥160,209 million. See Note 2 for more information on FDIC covered loans.
[3]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for more information on FDIC covered loans.

Loans And Allowance For Credit Losses (Age Analysis Of Past Due Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	¥ 91,713,699		¥ 86,715,329
Loans, 1-3 months past due	189,990		208,085
Loans, greater than 3 months past due	222,611		334,911
Loans, total past due	412,601		542,996
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	92,126,300	[1],[2]	87,258,325	[1],[3]
Loans, greater than 90 days past due and accruing	64,663		55,068
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	3,690		9,450
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	51,638,177		50,244,567
Loans, 1-3 months past due	36,474		55,100
Loans, greater than 3 months past due	68,428		98,225
Loans, total past due	104,902		153,325
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	51,743,079	[1],[2]	50,397,892	[1],[3]
Loans, greater than 90 days past due and accruing	8,064		8,640
Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	11,427,987		11,215,565
Loans, 1-3 months past due	3,874		10,355
Loans, greater than 3 months past due	7,776		9,485
Loans, total past due	11,650		19,840
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,439,637	[1],[2]	11,235,405	[1],[3]
Loans, greater than 90 days past due and accruing	19		30
Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	1,150,612		1,269,083
Loans, 1-3 months past due	1,856		6,346
Loans, greater than 3 months past due	2,474		4,456
Loans, total past due	4,330		10,802
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,154,942	[1],[2]	1,279,885	[1],[3]
Loans, greater than 90 days past due and accruing	63		42
Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	10,420,641		10,901,347
Loans, 1-3 months past due	6,551		6,365
Loans, greater than 3 months past due	16,413		37,688
Loans, total past due	22,964		44,053
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,443,605	[1],[2]	10,945,400	[1],[3]
Loans, greater than 90 days past due and accruing	2,735		3,182
Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	3,215,355		3,382,088
Loans, 1-3 months past due	3,739		6,505
Loans, greater than 3 months past due	4,731		10,317
Loans, total past due	8,470		16,822
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,223,825	[1],[2]	3,398,910	[1],[3]
Loans, greater than 90 days past due and accruing	200		457
Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	8,439,890		8,388,860
Loans, 1-3 months past due	10,225		11,774
Loans, greater than 3 months past due	10,246		11,921
Loans, total past due	20,471		23,695
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,460,361	[1],[2]	8,412,555	[1],[3]
Loans, greater than 90 days past due and accruing	71		116
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	3,506,397		3,410,286
Loans, 1-3 months past due	8		24
Loans, greater than 3 months past due	179		6,213
Loans, total past due	187		6,237
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,506,584	[1],[2]	3,416,523	[1],[3]
Loans, greater than 90 days past due and accruing			6
Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	1,273,319		1,237,098
Loans, 1-3 months past due	4,718		5,814
Loans, greater than 3 months past due	5,939		5,047
Loans, total past due	10,657		10,861
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,283,976	[1],[2]	1,247,959	[1],[3]
Loans, greater than 90 days past due and accruing	15		15
Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	10,375,479		8,396,930
Loans, 1-3 months past due	156		1,487
Loans, greater than 3 months past due	9,644		4,496
Loans, total past due	9,800		5,983
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,385,279	[1],[2]	8,402,913	[1],[3]
Loans, greater than 90 days past due and accruing	8		4
Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	1,828,497		2,043,310
Loans, 1-3 months past due	5,347		6,430
Loans, greater than 3 months past due	11,026		8,602
Loans, total past due	16,373		15,032
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,844,870	[1],[2]	2,058,342	[1],[3]
Loans, greater than 90 days past due and accruing	4,953		4,788
Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	19,915,211		15,962,733
Loans, 1-3 months past due	2,459		1,068
Loans, greater than 3 months past due	26,606		74,054
Loans, total past due	29,065		75,122
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	19,944,276	[1],[2]	16,037,855	[1],[3]
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	15,417,904		15,978,909
Loans, 1-3 months past due	91,609		93,200
Loans, greater than 3 months past due	57,871		55,485
Loans, total past due	149,480		148,685
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	15,567,384	[1],[2]	16,127,594	[1],[3]
Loans, greater than 90 days past due and accruing	56,522		46,265
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	666,978		742,264
Loans, 1-3 months past due	29,751		34,107
Loans, greater than 3 months past due	46,695		79,196
Loans, total past due	76,446		113,303
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	743,424	[1],[2]	855,567	[1],[3]
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current	4,075,429		3,786,856
Loans, 1-3 months past due	29,697		24,610
Loans, greater than 3 months past due	23,011		27,951
Loans, total past due	52,708		52,561
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	4,128,137	[1],[2]	3,839,417	[1],[3]
Loans, greater than 90 days past due and accruing	¥ 77		¥ 163

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.
[3]	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for more information on FDIC covered loans.

Loans And Allowance For Credit Losses (Changes In The Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Allowance for credit losses:
Balance at beginning of fiscal year	¥ 1,240,456		¥ 1,315,615		¥ 1,156,638
Provision for credit losses	223,809		292,035		647,793
Charge-offs	216,799		385,770		520,772
Less-Recoveries	43,429		43,670		52,372
Net charge-offs	173,370		342,100		468,400
Others	(5,388)	[1]	(25,094)	[2]	(20,416)	[2]
Balance at end of fiscal year	1,285,507		1,240,456		1,315,615
Allowance for credit losses, Details at the end of fiscal year:
Individually evaluated for impairment	860,330		731,133
Collectively evaluated for impairment	388,786		474,338
Loans acquired with deteriorated credit quality	36,391		34,985
Allowance for credit losses total	1,285,507		1,240,456		1,315,615
Loans, Details at the end of fiscal year:
Individually evaluated for impairment	1,990,446		1,848,348
Collectively evaluated for impairment	90,139,544		85,419,427
Loans acquired with deteriorated credit quality	212,702		271,909
Total loans	92,342,692	[3]	87,539,684	[3]
Commercial [Member]
Allowance for credit losses:
Balance at beginning of fiscal year	895,611
Provision for credit losses	181,449
Charge-offs	126,157
Less-Recoveries	36,043
Net charge-offs	90,114
Others	(2,638)	[1]
Balance at end of fiscal year	984,308
Allowance for credit losses, Details at the end of fiscal year:
Individually evaluated for impairment	705,818		587,863
Collectively evaluated for impairment	245,916		277,130
Loans acquired with deteriorated credit quality	32,574		30,618
Allowance for credit losses total	984,308
Loans, Details at the end of fiscal year:
Individually evaluated for impairment	1,479,098		1,341,679
Collectively evaluated for impairment	70,208,257		65,094,068
Loans acquired with deteriorated credit quality	108,634		119,464
Total loans	71,795,989	[3]	66,555,211	[3]
Residential [Member]
Allowance for credit losses:
Balance at beginning of fiscal year	165,215
Provision for credit losses	29,481
Charge-offs	23,075
Less-Recoveries	216
Net charge-offs	22,859
Balance at end of fiscal year	171,837
Allowance for credit losses, Details at the end of fiscal year:
Individually evaluated for impairment	101,773		86,514
Collectively evaluated for impairment	67,855		76,734
Loans acquired with deteriorated credit quality	2,209		1,967
Allowance for credit losses total	171,837
Loans, Details at the end of fiscal year:
Individually evaluated for impairment	321,074		300,756
Collectively evaluated for impairment	15,246,310		15,826,839
Loans acquired with deteriorated credit quality	19,534		22,420
Total loans	15,586,918	[3]	16,150,015	[3]
Card [Member]
Allowance for credit losses:
Balance at beginning of fiscal year	82,607
Provision for credit losses	27,883
Charge-offs	43,073
Less-Recoveries	1,486
Net charge-offs	41,587
Balance at end of fiscal year	68,903
Allowance for credit losses, Details at the end of fiscal year:
Individually evaluated for impairment	47,418		46,963
Collectively evaluated for impairment	21,158		35,265
Loans acquired with deteriorated credit quality	327		379
Allowance for credit losses total	68,903
Loans, Details at the end of fiscal year:
Individually evaluated for impairment	145,805		150,716
Collectively evaluated for impairment	597,619		704,851
Loans acquired with deteriorated credit quality	14,449		16,476
Total loans	757,873	[3]	872,043	[3]
UNBC [Member]
Allowance for credit losses:
Balance at beginning of fiscal year	97,023
Provision for credit losses	(15,004)
Charge-offs	24,494
Less-Recoveries	5,684
Net charge-offs	18,810
Others	(2,750)	[1]
Balance at end of fiscal year	60,459
Allowance for credit losses, Details at the end of fiscal year:
Individually evaluated for impairment	5,321		9,793
Collectively evaluated for impairment	53,857		85,209
Loans acquired with deteriorated credit quality	1,281		2,021
Allowance for credit losses total	60,459
Loans, Details at the end of fiscal year:
Individually evaluated for impairment	44,469		55,197
Collectively evaluated for impairment	4,087,358		3,793,669
Loans acquired with deteriorated credit quality	70,085		113,549
Total loans	¥ 4,201,912	[3]	¥ 3,962,415	[3]

[1]	Others principally include gains from foreign exchange translation.
[2]	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.
[3]	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Loans And Allowance For Credit Losses (Schedule Of Loans Acquired With Deteriorated Credit Quality) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥ 29,483	¥ 341,843
Cash flows expected to be collected at acquisitions	2,854	181,663
Fair value of loans at acquisition	2,854	152,263
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at the beginning of fiscal year	84,728	60,925
Additions		29,401
Accretion	(34,373)	(27,321)
Disposals
Reclassifications from nonaccretable difference	37,793	23,184
Foreign currency translation adjustments	(1,271)	(1,461)
Balance at the end of fiscal year	86,877	84,728
Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	662,369	522,015
Outstanding balance at end of fiscal year	493,111	662,369
Carrying amount at beginning of fiscal year	271,909	188,719
Carrying amount at end of fiscal year	212,702	271,909
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	2,854	760
Carrying amount at end of fiscal year	26,346	29,833
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	34,985	25,906
Additional provisions during fiscal year	5,620	13,516
Reductions of allowance during fiscal year	1,658	2,202
Balance of allowance for loan losses at end of fiscal year	¥ 36,391	¥ 34,985

Loans And Allowance For Credit Losses (Schedule Of Components Of Investment In Direct Financing Leases) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing leases, net investment in direct financing leases:
Minimum lease payments receivable	¥ 565,967	¥ 638,287
Estimated residual values of leased property	17,653	26,713
Less-unearned income	(43,840)	(59,333)
Net investment in direct financing leases	¥ 539,780	¥ 605,667

Loans And Allowance For Credit Losses (Schedule Of Future Minimum Lease Payment Receivables Under Noncancelable Leasing Agreements) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Future minimum lease payment receivables under noncancelable lease:
Fiscal year ending March 31, 2013	¥ 190,504
Fiscal year ending March 31, 2014	147,013
Fiscal year ending March 31, 2015	96,016
Fiscal year ending March 31, 2016	58,641
Fiscal year ending March 31, 2017	26,999
Fiscal year ending March 31, 2018 and thereafter	46,794
Total minimum lease payment receivables	¥ 565,967

Loans And Allowance For Credit Losses (Principal Amounts Related To Assets And Liabilities Of The Special Purpose Entity) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Loans And Allowance For Credit Losses [Abstract]
Principal amounts of commercial loans in trusts	¥ 15,165	¥ 25,638
Senior beneficial interests retained by the MUFG Group	12,559	22,854
Subordinated beneficial interest sold to investors	2,606	2,784
Total beneficial interests	¥ 15,165	¥ 25,638

Loans And Allowance For Credit Losses (Key Economic Assumptions Used In Measuring The Fair Value Of The Senior Beneficial Interests) (Details)	Mar. 31, 2012	Mar. 31, 2011
Maximum [Member]
Key economic assumptions used in measuring the fair value of the senior beneficial interests:
One month forward rate	0.78%	0.79%
Credit spread	7.16%	7.20%
Minimum [Member]
Key economic assumptions used in measuring the fair value of the senior beneficial interests:
One month forward rate	(0.28%)	(0.22%)
Credit spread	2.49%	2.80%

Loans And Allowance For Credit Losses (Sensitivities Of The Fair Value Of The Senior Beneficial Interests To An Immediate Adverse Change) (Details)	Mar. 31, 2012	Mar. 31, 2011
Maximum [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Sensitivity of the fair value of senior beneficial interests to 10 bp adverse change in one month forward rate	99.88%	99.92%
Sensitivity of the fair value of senior beneficial interests to 20 bp adverse change in one month forward rate	99.77%	99.84%
Sensitivity of the fair value of senior beneficial interests to 10 percent adverse change in credit spread	99.71%	99.79%
Sensitivity of the fair value of senior beneficial interests to 20 percent adverse change in credit spread	99.42%	99.57%
Minimum [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Sensitivity of the fair value of senior beneficial interests to 10 bp adverse change in one month forward rate	99.86%	99.85%
Sensitivity of the fair value of senior beneficial interests to 20 bp adverse change in one month forward rate	99.72%	99.70%
Sensitivity of the fair value of senior beneficial interests to 10 percent adverse change in credit spread	99.15%	99.02%
Sensitivity of the fair value of senior beneficial interests to 20 percent adverse change in credit spread	98.30%	98.04%

Loans And Allowance For Credit Losses (Cash Flows Between The MUFG Group And The Special Purpose Entity) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Loans And Allowance For Credit Losses [Abstract]
Cash flows from collections received on senior beneficial interests	¥ 10,295	¥ 17,937
Cash flows from dividends on senior beneficial interests	119	209
Servicing fees collected	¥ 2	¥ 4

Premises And Equipment (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Premises And Equipment [Abstract]
Capitalized leases, principally related to data processing equipment	¥ 45,883	¥ 66,006
Accumulated depreciation on capitalized leases, principally related to data processing equipment	31,090	52,223
BTMU's financing obligation on sales and leaseback of land and buildings	48,500	50,875
Impairment loss of long-lived assets	10,913	11,332	9,198
Impairment loss of real estate held for sale	¥ 5,209	¥ 199	¥ 1,350

Premises And Equipment (Schedule Of Premises And Equipment, Net Carrying Amount By Major Class Of Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	¥ 2,029,881	¥ 1,993,473
Less accumulated depreciation	1,042,407	1,030,925
Premises and equipment-net	987,474	962,548
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	381,977	391,602
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	708,223	694,384
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	687,228	667,073
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	233,123	225,407
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment - gross	¥ 19,330	¥ 15,007

Goodwill And Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011 Y	Mar. 31, 2010
Intangible Assets [Line Items]
Goodwill impairment loss			¥ 461
Intangible assets subject to amortization acquired during the period	163,961	153,887
Software subject to amortization acquired during the period	163,060	151,992
Weighted average amortization periods of intangible assets subject to amortization, years	5	6
Indefinite-lived intangible assets acquired during the period	545	332
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	30,986	26,566	12,400
Written-off amount relating to disposal of software for internal use recognized in other non-interest expenses		16,370
Contractual Rights [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	8,334	6,226	9,239
Customer Relationships [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	¥ 18,554	¥ 19,267

Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Amount Of Goodwill By Business Segment) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Goodwill [Line Items]
Goodwill, Gross	¥ 2,094,839		¥ 2,103,948		¥ 2,122,054
Accumulated impairment losses	(1,740,556)		(1,740,556)		(1,740,556)
Goodwill, Net	354,283		363,392		381,498
Goodwill acquired during the fiscal year			8,068	[1]
Foreign currency translation adjustments and other	(9,109)	[1]	(26,174)
Integrated Retail Banking Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	840,055		840,055		840,055
Accumulated impairment losses	(840,055)		(840,055)		(840,055)
Integrated Corporate Banking Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	885,234		885,234		885,234
Accumulated impairment losses	(885,234)		(885,234)		(885,234)
Integrated Trust Assets Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	22,527		22,527		22,527
Accumulated impairment losses	(14,735)		(14,735)		(14,735)
Goodwill, Net	7,792		7,792		7,792
Integrated Global Business Group [Member]
Goodwill [Line Items]
Goodwill, Gross	344,723		353,832		371,938
Accumulated impairment losses	(532)		(532)		(532)
Goodwill, Net	344,191		353,300		371,406
Goodwill acquired during the fiscal year			8,068	[1]
Foreign currency translation adjustments and other	(9,109)	[1]	(26,174)
Other Than UNBC [Member]
Goodwill [Line Items]
Goodwill, Gross	152,203		152,203		152,203
Accumulated impairment losses	(532)		(532)		(532)
Goodwill, Net	151,671		151,671		151,671
UNBC [Member]
Goodwill [Line Items]
Goodwill, Gross	192,520		201,629		219,735
Goodwill, Net	192,520		201,629		219,735
Goodwill acquired during the fiscal year			8,068	[1]
Foreign currency translation adjustments and other	(9,109)	[1]	(26,174)
Global Markets [Member]
Goodwill [Line Items]
Goodwill, Gross	2,300		2,300		2,300
Goodwill, Net	¥ 2,300		¥ 2,300		¥ 2,300

[1]	See Note 2 for the goodwill acquired in connection with various acquisitions.

Goodwill And Other Intangible Assets (Schedule Of Goodwill Impairment Losses By Reporting Units) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Goodwill [Line Items]
Impairment loss	¥ 461
Integrated Corporate Banking Business Group, BTMU Corporate [Member]
Goodwill [Line Items]
Impairment loss	¥ 461

Goodwill And Other Intangible Assets (Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Intangible assets subject to amortization:
Gross carrying amount	¥ 2,402,667	¥ 2,270,289
Accumulated amortization	1,518,470	1,343,489
Net carrying amount	884,197	926,800
Intangible assets not subject to amortization:
Net carrying amount	12,286	64,721
Total intangible assets, Net	896,483	991,521
Indefinite-Lived Customer Relationships [Member]
Intangible assets not subject to amortization:
Net carrying amount		42,224
Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount	3,037	4,459
Other Intangible Assets Not Subject To Amortization [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,249	18,038
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount	1,486,013	1,374,334
Accumulated amortization	959,829	839,872
Net carrying amount	526,184	534,462
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount	629,933	632,533
Accumulated amortization	418,315	377,325
Net carrying amount	211,618	255,208
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount	231,209	207,670
Accumulated amortization	125,260	113,435
Net carrying amount	105,949	94,235
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount	51,249	51,579
Accumulated amortization	12,261	10,209
Net carrying amount	38,988	41,370
Other Intangible Assets Subject To Amortization [Member]
Intangible assets subject to amortization:
Gross carrying amount	4,263	4,173
Accumulated amortization	2,805	2,648
Net carrying amount	¥ 1,458	¥ 1,525

Goodwill And Other Intangible Assets (Schedule Of Estimated Aggregate Amortization Expense For Intangible Assets For The Next Five Fiscal Years) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Finite-lived intangible assets, future amortization expense:
2013	¥ 206,774
2014	164,765
2015	130,556
2016	102,121
2017	¥ 75,527

Income Taxes (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Combined normal effective statutory rate (percentage)	40.60%	40.60%	40.60%
Percentage of annual taxable income up to which net operating loss carryforward can be utilized	80.00%
Increase in the net operating loss carryforward period in years	2
Net operating loss carryforward period in years	9
Reduction in the effective statutory rate of corporate income tax	5.00%
Effective statutory rate of corporate income tax for years starting April 1, 2015	35.60%
Effective statutory rate of corporate income tax for the three year period between April 1, 2012 and March 31, 2015	38.00%
Duration for which effective statutory tax rate of 38% is applied, in years	3
Change in income tax expense resulting from change in tax laws	¥ 77,997,000,000
Undistributed earning of foreign subsidiaries	26,637,000,000	26,378,000,000
Operating loss carryforwards	519,777,000,000
Tax credit carryforwards	1,324,000,000
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	9,170,000,000	24,639,000,000	27,192,000,000
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	¥ 16,600,000,000

Income Taxes (Schedule Of Current And Deferred Income Tax Expense (Benefit)) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current:
Domestic	¥ 156,764	¥ 52,982	¥ 36,993
Foreign	79,313	70,292	53,659
Current income tax expense (benefit), Total	236,077	123,274	90,652
Deferred:
Domestic	171,889	293,450	304,054
Foreign	21,225	16,901	18,399
Deferred income tax expense (benefit), Total	193,114	310,351	322,453
Income tax expense (benefit)	429,191	433,625	413,105
Income tax expense (benefit) reported in equity relating to:
Investment securities	116,997	(185,069)	344,757
Derivatives qualifying for cash flow hedges	235	(2,250)	(3,295)
Pension liability adjustments	(66,573)	(69,139)	157,720
Foreign currency translation adjustments	13,230	(2,032)	1,085
Income tax expense (benefit) reported in equity, Total	63,889	(258,490)	500,267
Income tax expense (benefit)	¥ 493,080	¥ 175,135	¥ 913,372

Income Taxes (Reconciliation Of The Effective Income Tax Rate) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	40.60%	40.60%	40.60%
Nondeductible expenses	0.20%	0.30%	0.20%
Dividends from foreign subsidiaries	0.10%	0.10%	0.00%
Foreign tax credit and payments	(2.10%)	3.30%	0.70%
Lower tax rates applicable to income of subsidiaries	(0.50%)	(0.60%)	(0.70%)
Change in valuation allowance	2.30%	10.60%	(5.80%)
Realization of previously unrecognized tax effects of subsidiaries	0.00%	(3.70%)	(0.90%)
Nontaxable dividends received	(3.40%)	(2.70%)	(0.10%)
Undistributed earnings of subsidiaries	0.20%	(1.50%)	(1.60%)
Tax and interest expense for uncertainty in income taxes	0.10%	0.20%	0.60%
Expiration of loss carryforward	4.80%	6.40%	0.20%
Effect of changes in tax laws	9.10%
Other-net	(0.90%)	(0.20%)	(1.30%)
Effective income tax rate	50.50%	52.80%	31.90%

Income Taxes (Significant Components Of Deferred Tax Assets And Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Allowance for credit losses	¥ 759,199	¥ 887,531
Operating loss carryforwards	186,800	259,183
Loans	9,031	2,785
Accrued liabilities and other	461,323	438,045
Premises and equipment, including sale-and-leaseback transactions	112,185	126,905
Derivative financial instruments	67,752	67,312
Investment securities (including trading account assets at fair value under fair value option)		209,673
Accrued severance indemnities and pension plans	206,329	169,349
Valuation allowance	(644,701)	(728,347)
Total deferred tax assets	1,157,918	1,432,436
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	37,876
Intangible assets	123,027	164,291
Lease transactions	48,124	51,239
Other	39,509	50,418
Total deferred tax liabilities	248,536	265,948
Net deferred tax assets	¥ 909,382	¥ 1,166,488

Income Taxes (Schedule Of Expiration Date Of Operating Loss And Tax Credit Carryforwards) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 519,777
Tax credit carryforwards	1,324
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2013 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	178,010
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2014 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	27,904
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2015 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,567
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Tax credit carryforwards
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Tax credit carryforwards
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	37,574
Tax credit carryforwards	103
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2019 And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	245,367
Tax credit carryforwards	1,221
Expiration Amount With No Definite Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 19,355

Income Taxes (Roll-Forward Schedule Of Change In Unrecognized Tax Benefits) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 61,297	¥ 75,479	¥ 72,857
Gross amount of increases for current year's tax positions	455	406	2,771
Gross amount of decreases for current year's tax positions	(339)	(1,482)
Gross amount of increases for prior years' tax positions	2,887	9,113	15,208
Gross amount of decreases for prior years' tax positions	(312)	(8,698)	(5,506)
Net amount of changes relating to settlements with tax authorities	(2,515)	(4,434)	(6,695)
Decreases due to lapse of applicable statutes of limitations	(1,123)	(1,479)	(1,281)
Foreign exchange translation	(1,762)	(7,608)	(1,875)
Balance at end of fiscal year	¥ 58,588	¥ 61,297	¥ 75,479

Income Taxes (Roll-Forward Schedule Of Accrued Interest And Penalties Related To Income Taxes) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Balance at beginning of fiscal year	¥ 7,033	¥ 7,273	¥ 5,842
Total interest and penalties in the consolidated statements of income	27	585	4,490
Total cash settlements and foreign exchange translation	(126)	(825)	(3,059)
Balance at end of fiscal year	¥ 6,934	¥ 7,033	¥ 7,273

Income Taxes (Status Of Years Under Audit Or Open To Examination By Major Tax Jurisdiction) (Details)	12 Months Ended
Mar. 31, 2012
Domestic, Japan [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2011 and forward
United States - Federal [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2007 and forward
United States - California [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2005 and forward
United States - New York [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2001 and forward
United States - New York City [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2001 and forward

Income Taxes (Income (Loss) Before Income Taxes Expense (Benefit) By Jurisdiction) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Income before Income Tax Expense, Domestic	¥ 1,037,891		¥ 443,304	¥ 870,192
Income (loss) before Income Tax Expense, Foreign	(187,949)	[1]	378,508	426,832
Income before income tax expense	¥ 849,942		¥ 821,812	¥ 1,297,024

[1]	An other-than-temporary impairment loss of Morgan Stanley's common stock was included in Foreign income (loss). See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.

Pledged Assets And Collateral (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Pledged Assets And Collateral [Abstract]
Investment securities pledged as collateral for acting as a collection agent for public funds	¥ 16,277,464,000,000
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	3,562,136,000,000	4,128,505,000,000
Average reserves included in Cash and due from banks and Interest-earning deposits in other banks	2,875,129,000,000	2,301,810,000,000
Pledged assets that may not be sold or repledged by secured parties	24,361,000,000,000
Cash collateral paid for derivative transactions included in other assets	1,334,968,000,000	766,617,000,000
Cash collateral received for derivative transactions included in other liabilities	272,806,000,000	337,192,000,000
Fair value of securities received as collateral that can be resold or repledged	11,721,000,000,000	12,352,000,000,000
Fair value of securities received as collateral that have been resold or repledged	¥ 8,530,000,000,000	¥ 8,227,000,000,000

Pledged Assets And Collateral (Schedule Of Assets Mortgaged, Pledged Or Otherwise Subject To Liens) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Pledged Assets And Collateral [Abstract]
Trading account securities	¥ 10,832,084
Investment securities	5,653,930
Loans	8,243,786
Other	65,106
Total	¥ 24,794,906

Pledged Assets And Collateral (Schedule Of Pledged Assets Classified By Type Of Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Pledged Assets And Collateral [Abstract]
Deposits	¥ 258,780
Call money and funds purchased	535,139
Payables under repurchase agreements and securities lending transactions	13,468,050
Other short-term borrowings and long-term debt	10,471,528
Other	61,409
Total	¥ 24,794,906

Deposits (Narrative) (Details)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 30, 2012 USD ($)	Mar. 31, 2011 JPY (¥)
Deposits [Abstract]
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits		¥ 26,882,261,000,000		¥ 26,960,090,000,000
Time deposits, including certificates of deposits ("CDs"), issued in amount of US$100,000 or more, Foreign deposits		17,553,275,000,000		13,898,728,000,000
US$ equivalent of JPY10 million based on Federal Reserve Bank of New York's noon buying rate			121,000
Minimum amount of time deposit issued denominated in Japanese Yen which are included in disclosure, domestic		10,000,000
Minimum amount of time deposit issued denominated in US dollars which are included in disclosure, foreign	$ 100,000

Deposits (Maturities Of Time Deposits) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Domestic, Japan [Member]
Maturities of time deposits:
Due in one year or less	¥ 35,498,871
Due after one year through two years	6,119,161
Due after two years through three years	3,163,459
Due after three years through four years	766,624
Due after four years through five years	739,301
Due after five years	146,472
Total	46,433,888
Foreign [Member]
Maturities of time deposits:
Due in one year or less	17,396,644
Due after one year through two years	225,816
Due after two years through three years	59,652
Due after three years through four years	54,134
Due after four years through five years	55,173
Due after five years	48,790
Total	¥ 17,840,209

Call Loans And Funds Sold, And Call Money And Funds Purchased (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Call Loans And Funds Sold And Call Money And Funds Purchased [Abstract]
Average balance of call money and funds purchased during the fiscal year	¥ 2,424,014	¥ 2,173,923	¥ 2,349,445
Average balance of call loans and funds sold during the fiscal year	571,430	656,322	651,778
Net funds purchased position	1,852,584	1,517,601	1,697,667
Call money and funds purchased:
Outstanding at end of fiscal year, Amount	2,796,221	2,313,487	1,883,824
Outstanding at end of fiscal year, Principal range of maturities	1 day to 30 days	1 day to 30 days	1 day to 30 days
Outstanding at end of fiscal year, Weighted average interest rate	0.28%	0.29%	0.28%
Maximum balance at any month-end during the fiscal year	¥ 3,808,763	¥ 2,488,885	¥ 2,611,306
Weighted average interest rate paid during the fiscal year	0.34%	0.27%	0.24%

Due To Trust Account (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011		Mar. 31, 2010
Due To Trust Account [Abstract]
Average balance outstanding during the fiscal year	¥ 608,061	¥ 674,622	[1]	¥ 1,683,607
Maximum balance at any month-end during the fiscal year	¥ 1,117,699	¥ 752,244	[1]	¥ 1,795,280
Weighted average interest rate during the fiscal year	0.11%	0.12%	[1]	0.36%

[1]	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, the amount of average balance outstanding, the maximum balance at any month-end and weighted average interest rate during the fiscal year ended March 31, 2011 decreased. See Note 1 for further discussion of the adoption of the new guidance.

Short-Term Borrowings And Long-Term Debt (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-Term Borrowings And Long-Term Debt [Abstract]
Unused lines of credit for short-term financing	¥ 11,527,432	¥ 19,984,360

Short-Term Borrowings And Long-Term Debt (Schedule Of Other Short-Term Borrowings) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings	¥ 10,881,625	¥ 8,488,313
Less unamortized discount	100	116
Other short-term borrowings, net	10,881,525	8,488,197
Other short-term debt, weighted average interest rate	0.23%	0.24%
Domestic Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	9,022,439	7,018,329
Foreign Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,859,186	1,469,984
Commercial Paper [Member] | Domestic Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,560,552	1,262,885
Commercial Paper [Member] | Foreign Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	1,359,900	732,910
Borrowings From The Bank Of Japan [Member] | Domestic Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	7,189,750	5,513,650
Borrowings From Other Financial Institutions [Member] | Domestic Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	201,139	175,951
Borrowings From Other Financial Institutions [Member] | Foreign Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	472,010	730,479
Other [Member] | Domestic Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	70,998	65,843
Other [Member] | Foreign Offices [Member]
Short-term Debt [Line Items]
Short-term borrowings	¥ 27,276	¥ 6,595

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Debt Instrument [Line Items]
Long-term debt	¥ 12,593,062		¥ 13,356,728
MUFG [Member]
Debt Instrument [Line Items]
Long-term debt	383,931		401,225
MUFG [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	28		22
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	380,500	[1]	380,500	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.92%
Interest rate, stated percentage rate range, maximum	4.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	1,500	[1]	2,500	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.42%
Interest rate, stated percentage rate range, maximum	4.78%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	411	[1]	416	[1]
Payable, currency	US dollars
Maturity date	no stated maturity
Interest rate, stated percentage	6.25%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	1,098	[1]	1,176	[1]
Payable, currency	Euro
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	4.75%
Interest rate, stated percentage rate range, maximum	5.17%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	394	[1],[2]	402	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, and Euro
Maturity date	no stated maturity
Interest rate, stated percentage	6.20%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt			16,209	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.05%
Interest rate, stated percentage rate range, maximum	3.17%
BTMU [Member]
Debt Instrument [Line Items]
Long-term debt	9,236,942		9,980,246
BTMU [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	17,554		17,937
BTMU [Member] | Obligations Under Sale-And-Leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt	48,500		50,875
BTMU [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	2,682,602	[1]	2,445,283	[1]
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	1,518,900	[1]	1,485,402	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.26%
Interest rate, stated percentage rate range, maximum	2.69%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	513,689	[1]	400,561	[1]
Payable, currency	US dollars
Maturity date range, Start	2012
Maturity date range, End	2017
Interest rate, stated percentage rate range, minimum	1.60%
Interest rate, stated percentage rate range, maximum	3.85%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	98,337	[1],[2]	64,496	[1],[2]
Payable, currency	other currencies excluding Japanese yen, and US dollars
Maturity date range, Start	2012
Maturity date range, End	2016
Interest rate, stated percentage rate range, minimum	4.23%
Interest rate, stated percentage rate range, maximum	5.58%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	7,238	[1]	7,428	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2026
Interest rate, stated percentage rate range, minimum	0.10%
Interest rate, stated percentage rate range, maximum	0.50%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	395	[1]	462	[1]
Payable, currency	US dollars
Maturity date	2018
Interest rate, stated percentage	7.49%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	320	[1],[2]	1,294	[1],[2]
Payable, currency	other currencies excluding Japanese yen, and US dollars
Maturity date range, Start	2012
Maturity date range, End	2013
Interest rate, stated percentage rate range, minimum	2.22%
Interest rate, stated percentage rate range, maximum	5.65%
BTMU [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	20,000	[1]	20,000	[1]
Payable, currency	Japanese yen
Maturity date	2014
Interest rate, stated percentage	1.67%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	40,898	[1]	41,575	[1]
Payable, currency	US dollars
Maturity date	2014
Interest rate, stated percentage	1.15%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	25,635	[1]
Payable, currency	other currencies excluding Japanese yen, and US dollars
Maturity date	2015
Interest rate, stated percentage	5.78%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	457,190	[1]	424,065	[1]
Payable, currency	US dollars
Maturity date range, Start	2014
Maturity date range, End	2018
Interest rate, stated percentage rate range, minimum	0.79%
Interest rate, stated percentage rate range, maximum	1.13%
BTMU [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	4,510,501	[1]	4,826,144	[1]
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	2,135,169	[1]	1,910,698	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2031
Interest rate, stated percentage rate range, minimum	1.10%
Interest rate, stated percentage rate range, maximum	2.91%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt			167,380	[1]
Payable, currency	US dollars
Maturity date	2011
Interest rate, stated percentage	7.40%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	225,737	[1]	216,940	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2035
Interest rate, stated percentage rate range, minimum	0.70%
Interest rate, stated percentage rate range, maximum	2.52%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	105,260	[1]	108,393	[1]
Payable, currency	US dollars
Maturity date	2013
Interest rate, stated percentage	6.76%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	93,700	[1]	93,700	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2018
Maturity date range, End	2019
Interest rate, stated percentage rate range, minimum	0.91%
Interest rate, stated percentage rate range, maximum	1.74%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	535,600	[1]	574,500	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2028
Interest rate, stated percentage rate range, minimum	0.40%
Interest rate, stated percentage rate range, maximum	2.90%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	901,100	[1]	1,083,800	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.06%
Interest rate, stated percentage rate range, maximum	4.78%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	41,095	[1]	145,928	[1]
Payable, currency	US dollars
Maturity date	2017
Interest rate, stated percentage	0.97%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	201,366	[1]	207,875	[1]
Payable, currency	US dollars
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.29%
Interest rate, stated percentage rate range, maximum	6.25%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings V [Member]
Debt Instrument [Line Items]
Long-term debt	10,980	[1]	11,757	[1]
Payable, currency	Euro
Maturity date	2017
Interest rate, stated percentage	1.58%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings VI [Member]
Debt Instrument [Line Items]
Long-term debt	144,387	[1]	154,605	[1]
Payable, currency	Euro
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	4.75%
Interest rate, stated percentage rate range, maximum	5.17%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings VII [Member]
Debt Instrument [Line Items]
Long-term debt			36,820	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, and Euro
Maturity date	2017
Interest rate, stated percentage	1.30%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings VIII [Member]
Debt Instrument [Line Items]
Long-term debt	74,207	[1],[2]	75,648	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, and Euro
Maturity date	no stated maturity
Interest rate, stated percentage	6.20%
BTMU [Member] | Subordinated Debt [Member] | Floating Rate Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	41,900	[1]	38,100	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2020
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.51%
Interest rate, stated percentage rate range, maximum	1.01%
BTMU [Member] | Obligations Under Loan Securitization Transaction Accounted For As Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	1,977,785		2,640,007
Maturity date range, Start	2012
Maturity date range, End	2044
Interest rate, stated percentage rate range, minimum	0.38%
Interest rate, stated percentage rate range, maximum	5.90%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	2,972,189		2,975,257
Other Subsidiaries [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	11,489		11,398
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	2,051,565	[1]	2,059,365	[1]
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	444,346	[1]	378,528	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2041
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	8.80%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	18,869	[1]	23,573	[1]
Payable, currency	US dollars
Maturity date range, Start	2012
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	10.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes III [Member]
Debt Instrument [Line Items]
Long-term debt			436	[1]
Payable, currency	Euro
Maturity date	2011
Interest rate, stated percentage	1.75%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes IV [Member]
Debt Instrument [Line Items]
Long-term debt	4,945	[1],[2]	3,389	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, and Euro
Maturity date range, Start	2012
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.50%
Interest rate, stated percentage rate range, maximum	10.95%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	14,843	[1],[2]	16,079	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, and Euro
Maturity date range, Start	2012
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	6.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	1,090,919	[1]	1,231,674	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2042
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	20.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	476,431	[1]	401,646	[1]
Payable, currency	US dollars
Maturity date range, Start	2012
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	6.03%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Other Institutions [Member]
Debt Instrument [Line Items]
Long-term debt			3,812	[1]
Maturity date	2035
Interest rate, stated percentage rate range, minimum	1.64%
Interest rate, stated percentage rate range, maximum	3.58%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,212	[1]	228	[1]
Payable, currency	Euro
Maturity date range, Start	2012
Maturity date range, End	2014
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	0.50%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	885,873	[1]	809,955	[1]
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	412,931	[1]	349,629	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2030
Interest rate, stated percentage rate range, minimum	0.93%
Interest rate, stated percentage rate range, maximum	3.04%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	195,030	[1]	161,823	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2017
Interest rate, stated percentage rate range, minimum	0.64%
Interest rate, stated percentage rate range, maximum	1.74%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	86,300	[1]	97,300	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2018
Maturity date range, End	2020
Interest rate, stated percentage rate range, minimum	0.93%
Interest rate, stated percentage rate range, maximum	2.70%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	101,496	[1]	104,118	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.93%
Interest rate, stated percentage rate range, maximum	3.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	90,116	[1]	97,085	[1]
Payable, currency	US dollars
Maturity date range, Start	2013
Maturity date range, End	2016
Interest rate, stated percentage rate range, minimum	5.25%
Interest rate, stated percentage rate range, maximum	11.33%
Other Subsidiaries [Member] | Obligations Under Loan Securitization Transaction Accounted For As Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	¥ 23,262		¥ 94,539
Maturity date range, Start	2012
Maturity date range, End	2019
Interest rate, stated percentage rate range, minimum	0.44%
Interest rate, stated percentage rate range, maximum	7.29%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as British pound, Russian Ruble, Chinese yuan, Indonesian rupiah, Hong Kong dollar, Australian dollar etc, have been summarized into the "Other currencies" classification.

Short-Term Borrowings And Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Long-term debt by maturity:
2013	¥ 1,509,548
2014	1,503,246
2015	1,360,247
2016	863,402
2017	776,850
2018 and thereafter	6,579,769
Total	12,593,062	13,356,728
MUFG [Member]
Long-term debt by maturity:
2013	11
2014	8
2015	5
2016	2
2017	1
2018 and thereafter	383,904
Total	383,931	401,225
BTMU [Member]
Long-term debt by maturity:
2013	966,835
2014	1,009,996
2015	997,425
2016	679,883
2017	534,639
2018 and thereafter	5,048,164
Total	9,236,942	9,980,246
Other Subsidiaries [Member]
Long-term debt by maturity:
2013	542,702
2014	493,242
2015	362,817
2016	183,517
2017	242,210
2018 and thereafter	1,147,701
Total	¥ 2,972,189

Severance Indemnities And Pension Plans (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011	Mar. 31, 2010
Severance Indemnities And Pension Plans [Abstract]
Eligible age for lifetime annuity payments	65
Lump-sum termination benefits paid during the fiscal year, MUSHD	¥ 20,512
Lump-sum termination benefits paid during the fiscal year	34,600	17,098	13,617
Defined contribution plan cost recognized during the fiscal year	¥ 5,775	¥ 5,525	¥ 4,735

Severance Indemnities And Pension Plans (Components Of Net Periodic Costs Of Pension Benefits) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 39,709	¥ 39,713	¥ 41,823
Interest costs on projected benefit obligation	31,509	33,184	29,071
Expected return on plan assets	(55,336)	(56,105)	(49,826)
Amortization of net actuarial loss	29,424	15,600	51,980
Amortization of prior service cost (benefit)	(11,534)	(10,576)	(9,801)
Amortization of net obligation (asset) at transition			(1)
Loss on settlements and curtailment	4,378	3,706	3,037
Net periodic benefit cost	38,150	25,522	66,283
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	6,328	6,092	6,414
Interest costs on projected benefit obligation	10,649	10,900	10,587
Expected return on plan assets	(14,216)	(16,220)	(15,309)
Amortization of net actuarial loss	6,221	1,386	2,682
Amortization of prior service cost (benefit)	35	51	39
Loss on settlements and curtailment	40
Net periodic benefit cost	9,057	2,209	4,413
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	968	909	872
Interest costs on projected benefit obligation	1,192	1,335	1,226
Expected return on plan assets	(1,106)	(1,086)	(936)
Amortization of net actuarial loss	514	516	678
Amortization of prior service cost (benefit)	(57)	(61)	(67)
Amortization of net obligation (asset) at transition	105	115	123
Net periodic benefit cost	¥ 1,616	¥ 1,728	¥ 1,896

Severance Indemnities And Pension Plans (Schedule Of Weighted-Average Assumptions Used In Computing The Present Value Of The Projected Benefit Obligations And The Net Periodic Benefit Cost) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Discount rate	1.91%	2.05%	1.66%
Defined benefit plan, Assumptions used calculating benefit obligation, Discount rate	1.55%	1.91%	2.05%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Rate of future compensation increase	3.23%	3.06%	3.07%
Defined benefit plan, Assumptions used calculating benefit obligation, Rate of future compensation increase	3.31%	3.23%	3.06%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Expected rate of return on plan assets	3.11%	2.98%	3.02%
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Discount rate	5.67%	6.10%	5.70%
Defined benefit plan, Assumptions used calculating benefit obligation, Discount rate	4.73%	5.67%	6.10%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Rate of future compensation increase	4.67%	4.72%	4.64%
Defined benefit plan, Assumptions used calculating benefit obligation, Rate of future compensation increase	4.60%	4.67%	4.72%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Expected rate of return on plan assets	7.49%	7.49%	7.50%
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Discount rate	5.36%	6.04%	5.77%
Defined benefit plan, Assumptions used calculating benefit obligation, Discount rate	4.70%	5.36%	6.04%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Expected rate of return on plan assets	8.00%	8.00%	8.00%

Severance Indemnities And Pension Plans (Schedule Of Assumed Health Care Cost Trend Rates And The Effect Of A One-Percentage-Point Change In The Assumed Health Care Cost Trend Rate For Foreign Offices And Subsidiaries) (Details) (Forecast [Member], JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
UNBC [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	8.90%	[1]	9.12%	[1]
Ultimate trend rate	5.00%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2018	[1]	2018	[1]
Defined benefit plan, effect of one-percentage point change in assumed health care cost trend rates:
Effect of one percentage point increase on total of service and interest cost components	¥ 284
Effect of one percentage point decrease on total of service and interest cost components	(234)
Effect of one percentage point increase on postretirement benefit obligation	2,394
Effect of one percentage point decrease on postretirement benefit obligation	(2,027)
Other Than UNBC [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	7.50%	[1]	7.50%	[1]
Ultimate trend rate	4.50%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2018	[1]	2016	[1]
Defined benefit plan, effect of one-percentage point change in assumed health care cost trend rates:
Effect of one percentage point increase on total of service and interest cost components	85
Effect of one percentage point decrease on total of service and interest cost components	(65)
Effect of one percentage point increase on postretirement benefit obligation	1,104
Effect of one percentage point decrease on postretirement benefit obligation	¥ (875)

[1]	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2010 and 2011, respectively.

Severance Indemnities And Pension Plans (Schedule Of Changes In Benefit Obligations And Plan Assets And Amount Recognized In The Balance Sheets) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 65,590		¥ 151,835
Accrued benefit cost	(141,904)		(76,121)
Domestic Subsidiaries, Non-Contributory Pension Benefits And SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,328,152		1,303,012
Service cost	33,605		34,320
Interest cost	24,394		25,608
Acquisitions / Divestitures	(268)		(577)
Amendments	(27,159)		8,242
Actuarial loss	86,204		26,935
Benefits paid	(63,968)		(52,583)
Lump-sum payment	(15,613)		(16,805)
Translation adjustments and other	18,586	[1]
Benefit obligation at end of fiscal year	1,383,933		1,328,152
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,348,510		1,436,335
Actual return (loss) on plan assets	(18,132)		(61,992)
Employer contributions	28,135		26,737
Acquisitions / Divestitures	(36)		13
Benefits paid	(63,968)		(52,583)
Translation adjustments and other	22,565	[1]
Fair value of plan assets at end of fiscal year	1,317,074		1,348,510
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	17,969		71,972
Accrued benefit cost	(84,828)		(51,614)
Net amount recognized	(66,859)		20,358
Domestic Subsidiaries, Contributory Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	381,457		367,501
Service cost	6,104		5,393
Interest cost	7,115		7,576
Plan participants' contributions	726		1,061
Actuarial loss	26,491		13,353
Benefits paid	(14,043)		(13,427)
Translation adjustments and other	(18,586)	[1]
Benefit obligation at end of fiscal year	389,264		381,457
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	451,373		474,487
Actual return (loss) on plan assets	1,574		(17,535)
Employer contributions	16,645		6,787
Plan participants' contributions	726		1,061
Benefits paid	(14,043)		(13,427)
Translation adjustments and other	(22,565)	[1]
Fair value of plan assets at end of fiscal year	433,710		451,373
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	44,446		69,916
Net amount recognized	44,446		69,916
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	195,080		193,008
Service cost	6,328		6,092	6,414
Interest cost	10,649		10,900	10,587
Plan participants' contributions	13		12
Acquisitions / Divestitures			19
Amendments	98		1
Actuarial loss	30,020		14,290
Benefits paid	(6,845)		(6,377)
Lump-sum payment	(754)		(194)
Translation adjustments and other	(9,228)		(22,671)
Benefit obligation at end of fiscal year	225,361		195,080	193,008
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	190,130		183,445
Actual return (loss) on plan assets	4,528		23,418
Employer contributions	2,835		11,728
Acquisitions / Divestitures			26
Plan participants' contributions	13		12
Benefits paid	(6,845)		(6,377)
Translation adjustments and other	(7,870)		(22,122)
Fair value of plan assets at end of fiscal year	182,791		190,130	183,445
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	3,175		9,947
Accrued benefit cost	(45,745)		(14,897)
Net amount recognized	(42,570)		(4,950)
Foreign Offices And Subsidiaries, Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	23,653		23,552
Service cost	968		909	872
Interest cost	1,192		1,335	1,226
Plan participants' contributions	420		439
Actuarial loss	958		1,944
Benefits paid	(1,655)		(1,714)
Lump-sum payment			(10)
Translation adjustments and other	(835)		(2,802)
Benefit obligation at end of fiscal year	24,701		23,653	23,552
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	14,043		14,240
Actual return (loss) on plan assets	78		1,679
Employer contributions	1,128		1,168
Plan participants' contributions	420		439
Benefits paid	(1,655)		(1,714)
Translation adjustments and other	(644)		(1,769)
Fair value of plan assets at end of fiscal year	13,370		14,043	14,240
Amounts recognized in the consolidated balance sheets:
Accrued benefit cost	(11,331)		(9,610)
Net amount recognized	¥ (11,331)		¥ (9,610)

[1]	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.

Severance Indemnities And Pension Plans (Schedule Of Aggregated Accumulated Benefit Obligations) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,747,624	¥ 1,685,442
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 209,145	¥ 181,239

Severance Indemnities And Pension Plans (Schedule Of Projected Benefit Obligations, Accumulated Benefit Obligations, And Fair Value Of Plan Assets For Which Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 1,332,424	¥ 115,835
Accumulated benefit obligations	1,308,177	110,342
Fair value of plan assets	1,247,873	69,059
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	209,930	27,588
Accumulated benefit obligations	193,899	26,927
Fair value of plan assets	¥ 164,314	¥ 12,750

Severance Indemnities And Pension Plans (Schedule Of Pension Liability Recognized In Accumulated Other Changes In Equity From Nonowner Sources) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 644,335	¥ 493,526
Prior service cost	(58,889)	(43,264)
Gross pension liability adjustments	585,446	450,262
Taxes	(235,331)	(180,954)
Net pension liability adjustments	350,115	269,308
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	85,384	54,427
Prior service cost	127	172
Gross pension liability adjustments	85,511	54,599
Taxes	(33,581)	(21,486)
Net pension liability adjustments	51,930	33,113
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	7,982	6,709
Prior service cost	(148)	(181)
Net obligation at transition	102	245
Gross pension liability adjustments	7,936	6,773
Taxes	(3,126)	(2,675)
Net pension liability adjustments	¥ 4,810	¥ 4,098

Severance Indemnities And Pension Plans (Schedule Of Changes In Benefit Obligations Recognized In Accumulated Other Changes In Equity From Nonowner Sources) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss arising during the year	¥ 40,553	¥ 7,129
Prior service cost arising during the year	(3)	28
Losses (gains) due to amortization:
Net actuarial loss	(6,221)	(1,386)
Prior service cost	(35)	(51)
Curtailment and settlement	(40)
Foreign currency translation adjustments	(3,342)	(6,804)
Total changes in Accumulated other changes in equity from nonowner sources	30,912	(1,084)
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss arising during the year	2,093	1,360
Prior service cost arising during the year	(29)	34
Losses (gains) due to amortization:
Net actuarial loss	(514)	(516)
Prior service cost	57	61
Net obligation at transition	(105)	(115)
Foreign currency translation adjustments	(339)	(800)
Total changes in Accumulated other changes in equity from nonowner sources	1,163	24
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss arising during the year	184,611	175,922
Prior service cost arising during the year	(27,159)	8,243
Losses (gains) due to amortization:
Net actuarial loss	(29,424)	(15,600)
Prior service cost	11,534	10,576
Curtailment and settlement	(4,378)	(3,706)	(3,037)
Total changes in Accumulated other changes in equity from nonowner sources	¥ 135,184	¥ 175,435

Severance Indemnities And Pension Plans (Schedule Of Expected Amounts That Will Be Amortized From Accumulated Other Changes In Equity From Nonowner Sources In Next Fiscal Year) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 37,759
Prior service cost	(12,311)
Total	25,448
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	7,578
Prior service cost	30
Total	7,608
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	698
Prior service cost	(54)
Net obligation at transition	78
Total	¥ 722

Severance Indemnities And Pension Plans (Weighted-Average Target Asset Allocation Of Plan Assets For Pension Benefits And Other Benefits) (Details)	12 Months Ended
Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Japanese equity securities	37.00%
Japanese debt securities	37.30%
Non-Japanese equity securities	11.40%
Non-Japanese debt securities	6.20%
Short-term assets	8.10%
Total	100.00%
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Japanese equity securities	0.30%
Non-Japanese equity securities	58.00%
Non-Japanese debt securities	30.90%
Real estate	8.00%
Short-term assets	2.80%
Total	100.00%
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-Japanese equity securities	70.00%
Non-Japanese debt securities	30.00%
Total	100.00%

Severance Indemnities And Pension Plans (Schedule Of Estimated Contributions To Plan Assets In Next Fiscal Year) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	¥ 40.5
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	14
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	¥ 1.2

Severance Indemnities And Pension Plans (Schedule Of Estimated Future Benefit Payments) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2013	¥ 80,353
For the fiscal year ending March 31, 2014	82,786
For the fiscal year ending March 31, 2015	84,872
For the fiscal year ending March 31, 2016	86,120
For the fiscal year ending March 31, 2017	87,102
Thereafter (for the fiscal year ending March 31, 2018-2022)	434,603
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2013	6,876
For the fiscal year ending March 31, 2014	7,614
For the fiscal year ending March 31, 2015	7,976
For the fiscal year ending March 31, 2016	8,780
For the fiscal year ending March 31, 2017	9,244
Thereafter (for the fiscal year ending March 31, 2018-2022)	59,505
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2013	1,310
For the fiscal year ending March 31, 2014	1,409
For the fiscal year ending March 31, 2015	1,493
For the fiscal year ending March 31, 2016	1,581
For the fiscal year ending March 31, 2017	1,667
Thereafter (for the fiscal year ending March 31, 2018-2022)	¥ 9,069

Severance Indemnities And Pension Plans (Schedule Of Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments Domestic Subsidiaries) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Domestic subsidiaries, Pension benefits and SIP Investments:
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 828		¥ 1,821
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.05%		0.10%
Fair value of common stocks issued by the MUFG Group included in plan assets	5,152		5,522
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets	0.29%		0.31%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.17%		1.24%
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	1,750,784		1,799,883
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	683,858		771,250
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	1,011,439		975,676
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	55,487		52,957
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Government Bonds [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	72,752		81,695
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Government Bonds [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	72,752		81,695
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Government Bonds [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	42,880		43,803
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Government Bonds [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	42,290		41,397
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Government Bonds [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	590		2,406
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Debt Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	41,638	[1]	64,479	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Debt Securities [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	1,169	[1]	4,294	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Debt Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	34,474	[1]	53,829	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Debt Securities [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	5,995	[1]	6,356	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Marketable Equity Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	546,193	[2]	620,142	[2]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	546,179	[2]	620,056	[2]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	14	[2]	86	[2]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Marketable Equity Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	19,667		22,294
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	19,048		21,755
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	532		446
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Non-Japanese Marketable Equity Securities [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	87		93
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	616,256		572,851
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	607,948		564,037
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	8,308		8,814
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Japanese Marketable Equity Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	61,569	[2]	87,472	[2]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	61,569	[2]	87,472	[2]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Japanese Debt Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	267,889	[1]	236,111	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Japanese Debt Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	267,889	[1]	236,111	[1]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Non-Japanese Marketable Equity Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	164,195		158,832
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	164,195		158,832
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Non-Japanese Debt Securities [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	81,361		78,877
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Non-Japanese Debt Securities [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	75,554		72,564
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Non-Japanese Debt Securities [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	5,807		6,313
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Other [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	41,242		11,559
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Other [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	38,741		9,058
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese Pooled Funds, Other [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	2,501		2,501
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investment Funds [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	133,828		140,549
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investment Funds [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	92,731		102,855
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investment Funds [Member] | Level 3 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	41,097		37,694
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese General Account Of Life Insurance Companies [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	166,184	[3]	150,583	[3]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Japanese General Account Of Life Insurance Companies [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	166,184	[3]	150,583	[3]
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investments [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	111,386		103,487
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investments [Member] | Level 1 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	2,420		2,053
Domestic Subsidiaries, Pension Benefits And SIP [Member] | Other Investments [Member] | Level 2 [Member]
Domestic subsidiaries, Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	¥ 108,966		¥ 101,434

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,821 million (0.10% of plan assets) and ¥828 million (0.05 % of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
[2]	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,522 million (0.31% of plan assets) and ¥5,152 million (0.29% of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
[3]	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.24% (from April 1, 2010 to March 31, 2011) and 1.17% (from April 1, 2011 to March 31, 2012).

Severance Indemnities And Pension Plans (Schedule Of Fair Value Of Each Major Category Of Plan Assets For Pension Benefits And SIP Investments Foreign Office Subsidiaries) (Details) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011	Dec. 31, 2010
Pension benefits and SIP Investments:
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 828		¥ 1,821
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.05%		0.10%
Fair value of common stocks issued by the MUFG Group included in plan assets	5,152		5,522
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets	0.29%		0.31%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.17%		1.24%
Mutual funds held by UNBC					69,643	79,520
Common collective funds held by UNBC					20,706	19,829
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	182,791		190,130
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	87,521		102,041
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	82,644		77,751
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	12,626		10,338
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Non-Japanese Government Bonds [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	7,446		7,997
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Non-Japanese Government Bonds [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	1,551		3,304
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Non-Japanese Government Bonds [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	5,895		4,693
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Debt Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	10,382	[1]	8,794	[1]
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Debt Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	10,382	[1]	8,794	[1]
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Non-Japanese Marketable Equity Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	11,372		14,350
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	11,372		14,350
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investment Funds [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	152,394	[2]	157,848	[2]
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investment Funds [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	74,530		84,315
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investment Funds [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	65,582		63,551
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investment Funds [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	12,282		9,982
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investments [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	1,197		1,141
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investments [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	68		72
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investments [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	785		713
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member] | Other Investments [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	¥ 344		¥ 356

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,821 million (0.10% of plan assets) and ¥828 million (0.05 % of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥79,520 million of mutual funds and ¥19,829 million of common collective funds, and of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, which were held by UNBC at December 31, 2010 and 2011, respectively.

Severance Indemnities And Pension Plans (Schedule Of Fair Value Of Each Major Category Of Plan Assets For Other Post Retirement Plan Investments) (Details) (Foreign Offices And Subsidiaries, Other Benefits [Member], Other Investment Funds [Member], JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	¥ 13,370	[1]	¥ 14,043	[1]
Level 1 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	7,491	[1]	7,980	[1]
Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	5,879	[1]	6,063	[1]
Level 3 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets		[1]		[1]

[1]	Other investment funds mainly consist of mutual funds and common collective funds.

Severance Indemnities And Pension Plans (Schedule Of Reconciliation Of Plan Assets Measured At Fair Value Using Significant Unobservable Inputs (Level3)) (Details) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Marketable Equity Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Non-Japanese Debt Securities [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Non-Japanese Debt Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Other [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Other [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2011 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2010 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Non-Japanese Debt Securities [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Non-Japanese Debt Securities [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Other [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Other [Member]	Mar. 31, 2010 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds, Other [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2011 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2011 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]	Mar. 31, 2011 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2011 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	¥ 1,750,784	¥ 1,799,883	¥ 41,638	[1]	¥ 64,479	[1]	¥ 546,193	[2]	¥ 620,142	[2]	¥ 19,667	¥ 22,294	¥ 616,256	¥ 572,851	¥ 81,361	¥ 78,877	¥ 41,242	¥ 11,559	¥ 133,828	¥ 140,549	¥ 111,386	¥ 103,487	¥ 182,791	¥ 190,130	¥ 183,445	¥ 52,957	¥ 38,457	¥ 6,356	¥ 2,813	¥ 93		¥ 8,814	¥ 8,710	¥ 6,313	¥ 6,209	¥ 2,501	¥ 2,501	¥ 2,501	¥ 37,694	¥ 26,934		¥ 10,338	¥ 5,648	¥ 9,982	¥ 5,085	¥ 356	¥ 563
Defined benefit plan, Realized gains (losses)																										65	(66)	45	(25)			12		12					1	(41)	7
Defined benefit plan, Unrealized gains (losses)																										1,652	1,808	298	(117)	(6)	(24)	444	104	444	104				917	1,845	(1)	542	101	577	129	(35)	(28)
Defined benefit plan, Purchases, sales and settlements																										402	13,295	(637)	4,222		117	(962)		(962)					2,073	8,956	(72)	1,746	4,187	1,723	4,366	23	(179)
Defined benefit plan, Transfer into Level 3																										586		108											412		66		402		402
Defined benefit plan, Transfer out of Level 3																										(175)	(537)	(175)	(537)
Fair value of plan assets at end of fiscal year	¥ 1,750,784	¥ 1,799,883	¥ 41,638	[1]	¥ 64,479	[1]	¥ 546,193	[2]	¥ 620,142	[2]	¥ 19,667	¥ 22,294	¥ 616,256	¥ 572,851	¥ 81,361	¥ 78,877	¥ 41,242	¥ 11,559	¥ 133,828	¥ 140,549	¥ 111,386	¥ 103,487	¥ 182,791	¥ 190,130	¥ 183,445	¥ 55,487	¥ 52,957	¥ 5,995	¥ 6,356	¥ 87	¥ 93	¥ 8,308	¥ 8,814	¥ 5,807	¥ 6,313	¥ 2,501	¥ 2,501	¥ 2,501	¥ 41,097	¥ 37,694		¥ 12,626	¥ 10,338	¥ 12,282	¥ 9,982	¥ 344	¥ 356

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,821 million (0.10% of plan assets) and ¥828 million (0.05 % of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.
[2]	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,522 million (0.31% of plan assets) and ¥5,152 million (0.29% of plan assets) to the pension benefits and SIPs at March 31, 2011 and 2012, respectively.

Other Assets And Liabilities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Marketable equity securities included in investments in equity method investees, carrying value	¥ 625,800	¥ 208,497
Marketable equity securities included in investment in equity method investees, aggregated market values	945,983	332,162
Investment in equity method investees, recognized impairment losses of other than temporary declines in the value of investments in certain affiliated companies	580,474	46,804	104,045
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees, carrying values	497,363	94,708
Equity method investment, Ownership percentage	21.80%
MSMS [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees, carrying values	¥ 171,690	¥ 183,054

Other Assets And Liabilities (Schedule Of Other Assets And Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other assets:
Account receivable, Receivable from brokers, dealers and customers for securities transactions	¥ 2,028,601	¥ 885,842
Account receivable, Other	829,548	757,942
Investments in equity method investees	1,130,640	770,537
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	204,956	362,695
Prepaid benefit cost (Note 13)	65,590	151,835
Cash collateral paid (Note 8)	1,334,968	766,617
Other assets, Other	1,735,535	1,625,652
Other assets, Total	7,329,838	5,321,120
Other liabilities:
Account payable, Payables to brokers, dealers and customers for securities transactions	1,897,972	1,361,773
Account payable, Other	1,064,692	900,446
Deferred tax liabilities	41,013	118,525
Allowance for off-balance sheet credit instruments	60,481	73,616
Accrued benefit cost (Note 13)	141,904	76,121
Guarantees and indemnifications	48,092	46,965
Cash collateral received (Note 8)	272,806	337,192
Accrued and other liabilities	2,025,671	1,927,343
Other liabilities, Total	¥ 5,552,631	¥ 4,841,981

Other Assets And Liabilities (Summarized Financial Information Of Morgan Stanley) (Details) (Morgan Stanley [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Financial instruments owned	¥ 22,884	¥ 25,620
Federal funds sold and securities purchased under agreements to resell	11,215	13,547
Securities borrowed	11,639	11,885
Total assets	64,193	69,529
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Long-term debt	14,525	16,309
Financial instruments sold, not yet purchased	10,765	11,331
Securities sold under agreements to repurchase and Securities loaned	8,821	13,045
Total liabilities	58,391	63,999
Noncontrolling interests	680	692
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	2,517	2,561	2,216	[1]
Total non-interest expenses	2,084	2,164	1,772	[1]
Income from continuing operations before income tax expense	433	397	444	[1]
Net income applicable to Morgan Stanley	¥ 244	¥ 335	¥ 288	[1]

[1]	Summarized financial information for the 9 months period ended March 31, 2010 is presented, since the MUFG Group retroactively applied equity method accounting for the investment in Morgan Stanley's common stock since July 1, 2009. See Note 2 for more information.

Other Assets And Liabilities (Summarized Financial Information Of Equity Method Investees Other Than Morgan Stanley) (Details) (Equity Method Investees Other Than Morgan Stanley [Member], JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Method Investees Other Than Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Net Loans	¥ 11,214	¥ 11,753
Total assets	17,657	18,448
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	6,830	6,604
Total liabilities	13,973	14,172
Noncontrolling interests	140	164
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	475	538	599
Total interest expense	98	109	134
Net interest income	377	429	465
Provision for credit losses	51	126	161
Income (loss) before income tax expense (benefit)	128	(83)	63
Net income (loss)	¥ 75	¥ (118)	¥ 24

Preferred Stock (Narrative) (Details) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Preferred Stock [Member]	Mar. 31, 2011 Preferred Stock [Member]	Mar. 31, 2010 Preferred Stock [Member]	Mar. 31, 2012 Preferred Stock, Class 1 [Member]	Mar. 31, 2011 Preferred Stock, Class 1 [Member]	Mar. 31, 2010 Preferred Stock, Class 1 [Member]	Mar. 31, 2011 Preferred Stock, Class 3 [Member]	Mar. 31, 2012 Preferred Stock, Class 3 [Member]	Mar. 31, 2010 Preferred Stock, Class 3 [Member]	Mar. 31, 2012 Preferred Stock, Class 5 [Member]	Mar. 31, 2009 Preferred Stock, Class 5 [Member]	Mar. 31, 2011 Preferred Stock, Class 5 [Member]	Mar. 31, 2010 Preferred Stock, Class 5 [Member]	Mar. 31, 2012 Preferred Stock, Class 6 [Member]	Mar. 31, 2012 Preferred Stock, Class 7 [Member]	Mar. 31, 2012 Preferred Stock, Class 11 [Member] D
Class of Stock [Line Items]
Contract term up to July 31, 2014																		Convertible into fully paid shares of MUFG common stock at the election of holders from establishment of MUFG to July 31, 2014, except during certain excluded periods, at an initial conversion price of ¥918.70 per share of common stock, subject to anti-dilution adjustments. The conversion price was subject to reset annually on July 15 from 2006 to 2013 to the average market price of the common stock for the 30 trading day period, if the average market price was less than the conversion price prior to the reset but not less than ¥918.70 per share.
Contract term on mandatory conversion, Aug. 1, 2014																		Mandatorily converted into shares of common stock at a conversion ratio of ¥1,000 divided by the higher of the average market price of the common stock for the 30 trading day period beginning 45 trading days prior to August 1, 2014 or ¥802.60.
Adjusted acquisition price and acquisition floor price per share on Dec. 15, 2008																		¥ 889.6
Adjusted acquisition price and acquisition floor price per share on Jan. 14, 2009																		¥ 888.4
Adjusted acquisition price and acquisition floor price per share on Dec. 21, 2009																		¥ 867.6
Adjusted acquisition price and acquisition floor price per share on Dec. 25, 2009																		¥ 865.9
Adjusted conversion price per share																		¥ 802.6
Number of trading days of average market price of the common stock used for calculation of conversion price to be reset																		30
Number of trading days prior to August 1, 2014 from when the calculation of the average market price of the common stock starts																		45
Annual dividend per share												¥ 115	¥ 43					¥ 5.3
Annual dividend per share, Maximum												¥ 250
Conversion ratio on Aug. 1, 2014																		1,000
Dividend payment, terms												¥115 per share annually, except as of March 31, 2009						non-cumulative
Liquidation distribution per share												¥ 2,500						¥ 1,000
Initial conversion price per share																		¥ 918.7
Minimum average price per share for conversion price to be reset																		¥ 918.7
Number of shares acquired									100,000,000
Number of shares authorized										120,000,000		400,000,000				200,000,000	200,000,000	1,000
Number of shares cancelled									100,000,000
Date of stock acquisition and cancellation									Apr 1, 2010
Percentage of issue price of newly issued shares required to be designated as capital stock at the time of incorporation or share issuance under the Company Law, Minimum			50.00%
Preferred Stock, Disclosures:
Stated value per share	¥ 0	¥ 0
Preferred stock, value	¥ 442,100,000,000	¥ 442,100,000,000	¥ 442,100,000,000	¥ 442,100,000,000	¥ 442,100,000,000	¥ 122,100,000,000	¥ 122,100,000,000	¥ 122,100,000,000	¥ 125,000,000,000	¥ 125,000,000,000	¥ 125,000,000,000	¥ 195,000,000,000		¥ 195,000,000,000	¥ 195,000,000,000

Preferred Stock (Schedule Of Preferred Stock Issued And Outstanding) (Details)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at end of fiscal year	156,001,000	156,001,000	256,001,000
Number of shares, Net change during the fiscal year		(100,000,000)
Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at end of fiscal year			100,000,000
Number of shares, Net change during the fiscal year		(100,000,000)
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at end of fiscal year	156,000,000	156,000,000	156,000,000
Number of shares, Net change during the fiscal year
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Number of shares, Outstanding at end of fiscal year	1,000	1,000	1,000
Number of shares, Net change during the fiscal year

Preferred Stock (Schedule Of Aggregate Liquidation Preference Of Preferred Stock Issued And Outstanding) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	¥ 390,001	¥ 390,001	¥ 640,001
Aggregate amount of liquidation preference, Net change during the fiscal year		(250,000)
Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Outstanding at end of fiscal year			250,000
Aggregate amount of liquidation preference, Net change during the fiscal year		(250,000)
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	390,000	390,000	390,000
Aggregate amount of liquidation preference, Net change during the fiscal year
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Aggregate amount of liquidation preference, Outstanding at end of fiscal year	1	1	1
Aggregate amount of liquidation preference, Net change during the fiscal year

Common Stock And Capital Surplus (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Capital Stock [Member]	Dec. 21, 2009 Capital Stock [Member] Common Stock Issued By Way Of Public Offering [Member]	Dec. 25, 2009 Capital Stock [Member] Common Stock Issued Through A Secondary Offering By Way Of Third-Party Allotment [Member]	Mar. 31, 2012 Common Stock [Member] Maximum [Member]	Mar. 31, 2012 Common Stock [Member] Minimum [Member]	Dec. 21, 2009 Common Stock [Member] Common Stock Issued By Way Of Public Offering [Member]	Dec. 22, 2009 Common Stock [Member] Common Stock Sold Through A Secondary Offering By Way Of Over-Allotment [Member]	Dec. 25, 2009 Common Stock [Member] Common Stock Issued Through A Secondary Offering By Way Of Third-Party Allotment [Member]	Dec. 21, 2009 Capital Surplus (Note 16) [Member] Common Stock Issued By Way Of Public Offering [Member]	Dec. 25, 2009 Capital Surplus (Note 16) [Member] Common Stock Issued Through A Secondary Offering By Way Of Third-Party Allotment [Member]	Mar. 31, 2012 Unappropriated Retained Earnings (Accumulated Deficit) (Note 17) [Member]
Class of Stock [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to:							50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991						10.00%	5.00%
Potential increase (decrease) in capital accounts and corresponding reduction (increase) of retained earnings by the application of United States accounting practice for issuance of free shares distribution made by BTMU and MUTB prior to April 1, 1991			¥ 1,910,106										¥ (1,910,106)
Number of stock issued	14,154,534,220	14,150,894,620						2,337,000,000		163,000,000
Offered price per share issued								¥ 412.53
Issue price per share issued								¥ 428		¥ 412.53
Selling price per share issued								¥ 428
Value issued				482,041	33,621			964,082		67,242	482,041	33,621
Value sold									¥ 69,764
Number of stock sold									163,000,000
Selling price per share sold									¥ 428

Common Stock And Capital Surplus (Schedule Of Changes In The Number Of Issued Shares Of Common Stock) (Details) (Common Stock [Member])	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Common Stock [Member]
Class of Stock [Line Items]
Balance at beginning of fiscal year	14,150,894,620	14,148,414,920	11,648,360,720
Issuance of new shares of common stock by way of public offering			2,337,000,000
Issuance of new shares of common stock by way of third-party allotment			163,000,000
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	3,639,600	2,479,700	54,200
Balance at end of fiscal year	14,154,534,220	14,150,894,620	14,148,414,920

Retained Earnings, Legal Reserve And Dividends (Details) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Under The Company Law [Member]	Mar. 31, 2012 Under The Banking Law [Member]	Mar. 31, 2012 Under The Code And Japanese GAAP [Member]	Oct. 01, 2005 Under The Code And Japanese GAAP [Member]	Apr. 02, 2001 Under The Code And Japanese GAAP [Member]
Retained Earnings Appropriated And Transferred [Line Items]
Minimum percentage of aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash set aside as legal reserve			10.00%	20.00%
Maximum percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital			25.00%	100.00%
Maximum percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital			25.00%	100.00%
Minimum percentage of Tier I capital for capital adequacy purposes					4.00%
MUFG's amount available for dividends					¥ 4,376,963,000,000
Common stock issued							924,400,000,000
Preferred stock issued, Value	442,100,000,000	442,100,000,000					222,100,000,000
Common stock and preferred stock issued, Value						1,383,052,000,000
Legal capital surplus	6,378,619,000,000	6,395,705,000,000				3,577,570,000,000	2,838,693,000,000
Retained earnings						¥ 757,458,000,000

Noncontrolling Interests (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Oct. 01, 2009
Deconsolidation of subsidiaries:
Gains (losses) recognized due to deconsolidated of subsidiaries	¥ (9,492)	¥ (10,323)	¥ 32,420
Gains related to the remeasurement of retained investments			18,782
Gains from remeasurement of retained investments in Senshu Ikeda Holdings, Inc. at fair value as a result of deconsolidation of Senshu Bank and recognized Senshu Ikeda Holding, Inc. as an equity method investee				¥ 29,004

Noncontrolling Interests (Changes In MUFG's Ownership Interests In Subsidiaries) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Noncontrolling Interests [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 416,231	¥ 452,645	¥ 868,662
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Conversion of preferred stock to common stock issued by a subsidiary			(641)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)		20,550
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	(20,000)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Other	759	3,859	221
Net transfers from (to) noncontrolling interest shareholders	(19,241)	24,409	(420)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 396,990	¥ 477,054	¥ 868,242

Regulatory Capital Requirements (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2012 MUFG, BTMU And MUTB [Member]	Mar. 31, 2012 MUMSS And Other Securities Subsidiaries [Member]	Mar. 31, 2012 MUMMS [Member]	Mar. 31, 2011 MUMMS [Member]	Dec. 31, 2011 Union Bank, N.A. [Member]		Dec. 31, 2010 Union Bank, N.A. [Member]		Mar. 31, 2011 As Previously Reported [Member] MUMMS [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio required under the capital adequacy guidelines applicable to Japanese banking institutions with international operations conducted by foreign offices	8.00%	8.00%
Tier II capital factor, maximum percentage of general reserve for credit losses out of risk-weighted assets	1.25%
Tier II capital factor, percentage of the unrealized gains on investment securities available for sale	45.00%
Tier II capital factor, percentage of the land revaluation excess	45.00%
Tier II capital factor, maximum percentage of the balance of perpetual subordinated debt and the balance of subordinated term debt with an original maturity of over five years subject to some limitations, out of Tier I capital	50.00%
Minimum percentage of capital base that must be maintained in the form of Tier I Capital	50.00%
Minimum capital ratio required under the capital adequacy guidelines applicable to Japanese banking institutions without international operations conducted by foreign offices	4.00%
Minimum capital ratio required by financial instruments firm to maintain under the Financial Instruments and Exchange Law and related ordinance			120.00%
Minimum capital ratio required by financial instruments firm which calls for regulatory reporting			140.00%
Minimum capital ratio required by financial instruments firm which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration			100.00%
Amount of capital accounts less certain fixed assets				¥ 387,677	¥ 250,421
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks				328.60%	219.30%					219.40%
A minimum total risk based capital ratio to be categorized as "well capitalized"						10.00%		10.00%
Tier 1 risk-based capital ratio to be categorized as "well capitalized"						6.00%		6.00%
Tier 1 leverage ratio to be categorized as "well capitalized"						5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.

Regulatory Capital Requirements (Schedule Of Risk-Adjusted Capital Amounts And Ratios, Japan) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Consolidated, MUFG [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	¥ 12,742,525	¥ 13,080,826
Total capital to risk-weighted assets, Actual ratio	14.91%	14.89%
Tier I capital, Actual amount	10,522,282	9,953,332
Tier I capital to risk-weighted assets, Actual ratio	12.31%	11.33%
Total capital, Amount for capital adequacy purposes	6,836,528	7,024,396
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	3,418,264	3,512,198
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%
Consolidated, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	11,716,158	11,469,704
Total capital to risk-weighted assets, Actual ratio	16.27%	15.82%
Tier I capital, Actual amount	8,473,187	8,284,108
Tier I capital to risk-weighted assets, Actual ratio	11.76%	11.42%
Total capital, Amount for capital adequacy purposes	5,759,478	5,798,844
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	2,879,739	2,899,422
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%
Stand-Alone, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	11,514,330	11,238,512
Total capital to risk-weighted assets, Actual ratio	17.41%	16.61%
Tier I capital, Actual amount	8,333,966	8,179,095
Tier I capital to risk-weighted assets, Actual ratio	12.60%	12.09%
Total capital, Amount for capital adequacy purposes	5,290,104	5,410,825
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	2,645,052	2,705,413
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%
Consolidated, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	1,869,189	1,704,267
Total capital to risk-weighted assets, Actual ratio	15.74%	15.93%
Tier I capital, Actual amount	1,470,672	1,392,725
Tier I capital to risk-weighted assets, Actual ratio	12.38%	13.02%
Total capital, Amount for capital adequacy purposes	949,729	855,483
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	474,864	427,742
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%
Stand-Alone, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual amount	1,899,969	1,706,845
Total capital to risk-weighted assets, Actual ratio	15.76%	16.01%
Tier I capital, Actual amount	1,410,875	1,347,399
Tier I capital to risk-weighted assets, Actual ratio	11.71%	12.64%
Total capital, Amount for capital adequacy purposes	963,872	852,749
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%	8.00%
Tier I capital, Amount for capital adequacy purposes	¥ 481,936	¥ 426,374
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%	4.00%

Regulatory Capital Requirements (Schedule Of Risk-Adjusted Capital Amounts And Ratios, UNBC And Union Bank) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
UNBC [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual amount	$ 11,142		$ 9,685
Tier I capital to risk-weighted assets, Actual amount	9,641		8,029
Tier I capital to quarterly average assets, Actual amount	9,641	[1]	8,029	[1]
Total capital to risk-weighted assets, Amount for capital adequacy purposes	5,579		5,161
Tier I capital to risk-weighted assets, Amount for capital adequacy purposes	2,790		2,581
Tier I capital to quarterly average assets, Amount for capital adequacy purposes	3,372	[1]	3,106	[1]
Total capital to risk-weighted assets, Actual ratio	15.98%		15.01%
Tier I capital to risk-weighted assets, Actual ratio	13.82%		12.44%
Tier I capital to quarterly average assets, Actual ratio	11.44%	[1]	10.34%	[1]
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%		8.00%
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%		4.00%
Tier I capital to quarterly average assets, Ratio for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Union Bank, N.A. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual amount	10,004		8,866
Tier I capital to risk-weighted assets, Actual amount	8,588		7,377
Tier I capital to quarterly average assets, Actual amount	8,588	[1]	7,377	[1]
Total capital to risk-weighted assets, Amount for capital adequacy purposes	5,546		5,119
Tier I capital to risk-weighted assets, Amount for capital adequacy purposes	2,773		2,560
Tier I capital to quarterly average assets, Amount for capital adequacy purposes	3,352	[1]	3,089	[1]
Total capital to risk-weighted assets, Actual ratio	14.43%		13.85%
Tier I capital to risk-weighted assets, Actual ratio	12.39%		11.53%
Tier I capital to quarterly average assets, Actual ratio	10.25%	[1]	9.55%	[1]
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%		8.00%
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%		4.00%
Tier I capital to quarterly average assets, Ratio for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Total capital to risk-weighted assets, Amount required to be "well capitalized"	6,933		6,399
Tier I capital to risk-weighted assets, Amount required to be "well capitalized"	4,160		3,840
Tier I capital to quarterly average assets, Amount required to be "well capitalized"	$ 4,190	[1]	$ 3,861	[1]
Total capital to risk-weighted assets, Ratio required to be "well capitalized"	10.00%		10.00%
Tier I capital to risk-weighted assets, Ratio required to be "well capitalized"	6.00%		6.00%
Tier I capital to quarterly average assets, Ratio required to be "well capitalized"	5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.

Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Narrative) (Details) (Preferred Stock, Class 11 [Member], JPY ¥)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Preferred Stock, Class 11 [Member]
Earnings Per Share Basic [Line Items]
Conversion price	¥ 865.9	¥ 865.9	¥ 865.9

Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For The Computation Of Basic EPS To The Adjusted Amounts For The Computation Of Diluted EPS) (Details) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 416,231	¥ 452,645	¥ 868,662
Income allocable to preferred shareholders:
Cash dividends paid	(17,940)	(20,940)	(21,678)
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	398,291	431,705	846,984
Effect of dilutive instruments:
Convertible preferred stock - Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd	(589)	(1,232)	(1,123)
Stock options - kabu.com Securities			(1)
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 397,702	¥ 430,473	¥ 845,860
Shares (Denominator):
Weighted average common shares outstanding	14,140,136	14,131,567	12,324,315
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	16,683	13,169	8,365
Weighted average common shares for diluted computation	14,156,820	14,144,737	12,332,681
Basic earnings per common share applicable to common shareholders of MUFG:
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.17	¥ 30.55	¥ 68.72
Diluted earnings per common share applicable to common shareholders of MUFG:
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 28.09	¥ 30.43	¥ 68.59

Derivative Financial Instruments (Narrative) (Details) (JPY ¥)	12 Months Ended		12 Months Ended
	Dec. 31, 2011 Y	Mar. 31, 2011	Dec. 31, 2011 Interest Rate Cap 1 [Member]	Dec. 31, 2011 Interest Rate Cap 2 [Member]	Dec. 31, 2011 Interest Rate Swap 1 [Member]	Dec. 31, 2011 Interest Rate Swap 2 [Member]	Mar. 31, 2012 Credit Derivatives [Member]	Mar. 31, 2011 Credit Derivatives [Member]
Discontinuation Of Cash Flow Hedge:
Discontinuation of interest rate cash flow hedge					JPY 77.7 billlion notional amount of interest rate swaps was terminated concurrent with the issuance of JPY 77.7 billion of fixed rate debt. Related unrealized gain was JPY 1.1 billion at termination.
Notional amount of interest rate swaps terminated during the year					¥ 77,700,000,000
The issuance of fixed rate debt					77,700,000,000
Unrealized gain at termination					1,100,000,000
General Cash Flow Hedge Information:
Weighted average remaining life of currently active cash flow hedges, years	2
Estimated cash flow hedge gain (loss) reclassified to earnings, net	800,000,000
Notional amount of interest rate cash flow hedge derivatives			77,700,000,000	233,200,000,000	89,400,000,000	174,900,000,000
Derivative, Description of hedged item			Benchmark interest rate on LIBOR indexed borrowings	Benchmark interest rate component of forecasted issuances of short-term, fixed rate CDs	Benchmark interest rate on LIBOR indexed other borrowings and long-term debt	Benchmark interest rate on LIBOR indexed loans
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities							2,000,000,000	19,000,000,000
Notional value of credit protection, offsetting with purchased protection with identical underlying referenced entities							2,535,000,000,000	2,848,000,000,000
Derivative, Credit Risk Related Contingent Features:
Derivative instruments with credit risk related contingent features in a liability position, fair value		3,800,000,000,000					3,600,000,000,000	3,800,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral		346,000,000,000					612,000,000,000	346,000,000,000
Derivative instruments, contingent additional collateral		218,000,000,000					125,000,000,000	218,000,000,000
Derivative instruments, contingent termination payments							¥ 99,000,000,000	¥ 147,000,000,000

Derivative Financial Instruments (Summary Of The Notional Amount Of Derivative Contracts) (Details) (JPY ¥) In Trillions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Derivative [Line Items]
Notional amount of derivatives	¥ 1,073.4	[1]	¥ 1,101.6	[1]
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amount of derivatives	933.5	[1]	967.6	[1]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amount of derivatives	128	[1]	121.6	[1]
Equity Contracts [Member]
Derivative [Line Items]
Notional amount of derivatives	2.4	[1]	2.1	[1]
Commodity Contracts [Member]
Derivative [Line Items]
Notional amount of derivatives	1.8	[1]	2	[1]
Credit Derivatives [Member]
Derivative [Line Items]
Notional amount of derivatives	6.5	[1]	7.1	[1]
Other Derivatives [Member]
Derivative [Line Items]
Notional amount of derivatives	¥ 1.2	[1]	¥ 1.2	[1]

[1]	Includes both written and purchased position.

Derivative Financial Instruments (Summary Of Fair Value Information On Derivative Instruments Recorded On Consolidated Balance Sheet) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Derivative [Line Items]
Fair value of derivative assets	¥ 11,558	[1],[2],[3]	¥ 10,035	[1],[2],[3]
Fair value of derivative liabilities	11,711	[1],[2],[3]	9,761	[1],[2],[3]
Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	9,064	[1],[2],[3]	7,422	[1],[2],[3]
Fair value of derivative liabilities	9,063	[1],[2],[3]	7,330	[1],[2],[3]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	2,259	[1],[2],[3]	2,315	[1],[2],[3]
Fair value of derivative liabilities	2,458	[1],[2],[3]	2,279	[1],[2],[3]
Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	58	[1],[2],[3]	82	[1],[2],[3]
Fair value of derivative liabilities	124	[1],[2],[3]	85	[1],[2],[3]
Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	122	[1],[2],[3]	171	[1],[2],[3]
Fair value of derivative liabilities	99	[1],[2],[3]	137	[1],[2],[3]
Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	55	[1],[2],[3]	45	[1],[2],[3]
Fair value of derivative liabilities	50	[1],[2],[3]	47	[1],[2],[3]
Other Derivatives [Member]
Derivative [Line Items]
Fair value of derivative liabilities	(83)	[1],[2],[3],[4]	(117)	[1],[2],[3],[4]
Designated As Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets			2	[1],[3],[5]
Fair value of derivative liabilities	1	[1],[3],[5]
Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets			2	[1],[3],[5]
Fair value of derivative liabilities	1	[1],[3],[5]
Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	11,558	[1],[3],[6]	10,033	[1],[3],[6]
Fair value of derivative liabilities	11,710	[1],[3],[6]	9,761	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	9,064	[1],[3],[6]	7,420	[1],[3],[6]
Fair value of derivative liabilities	9,062	[1],[3],[6]	7,330	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	2,259	[1],[3],[6]	2,315	[1],[3],[6]
Fair value of derivative liabilities	2,458	[1],[3],[6]	2,279	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	58	[1],[3],[6]	82	[1],[3],[6]
Fair value of derivative liabilities	124	[1],[3],[6]	85	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	122	[1],[3],[6]	171	[1],[3],[6]
Fair value of derivative liabilities	99	[1],[3],[6]	137	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	55	[1],[3],[6]	45	[1],[3],[6]
Fair value of derivative liabilities	50	[1],[3],[6]	47	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Other Derivatives [Member]
Derivative [Line Items]
Fair value of derivative liabilities	¥ (83)	[1],[3],[4],[6]	¥ (117)	[1],[3],[4],[6]

[1]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[2]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[3]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
[4]	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
[6]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).

Derivative Financial Instruments (Schedule Of Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)) (Details) (Not Designated As Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (17)	¥ 77	¥ (57)
Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	160	(27)	213
Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(94)	80	33
Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(47)	21	(217)
Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(1)	2	(9)
Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	2	(6)	(97)
Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(37)	7	20
Foreign Exchange Gains (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(95)	80	31
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(94)	80	33
Foreign Exchange Gains (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(1)		(2)
Trading Account Profits (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	78	(3)	(88)
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	160	(27)	213
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(47)	21	(217)
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(1)	2	(9)
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	2	(6)	(97)
Trading Account Profits (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (36)	¥ 7	¥ 22

Derivative Financial Instruments (Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, Gains (Losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)			¥ 4
Cash flow hedges, Gains (losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)	(1)	6	12
Cash flow hedges, Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, Gains (Losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)			4
Cash flow hedges, Gains (losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)	(1)	6	12
Cash flow hedges, Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Classification of Gains (Losses) reclassified from Accumulated other changes in equity	Interest income	Interest income	Interest income

Derivative Financial Instruments (Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	¥ 3,976	[1]	¥ (20,480)	[1]
Notional amount of credit derivatives	3,295,922		3,586,434
Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	984,339		856,946
Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	2,130,916		2,567,512
Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	180,667		161,976
Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	6,575	[1]	(12,260)	[1]
Notional amount of credit derivatives	2,628,857		2,872,955
Single Name Credit Default Swaps [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	866,423		729,636
Single Name Credit Default Swaps [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,630,005		2,069,359
Single Name Credit Default Swaps [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	132,429		73,960
Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	2,389	[1],[2]	(10,589)	[1],[2]
Notional amount of credit derivatives	2,366,460	[2]	2,561,995	[2]
Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	738,815	[2]	611,719	[2]
Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,496,719	[2]	1,876,565	[2]
Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	130,926	[2]	73,711	[2]
Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	4,205	[1]	(1,611)	[1]
Notional amount of credit derivatives	236,315		287,583
Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	111,916		108,045
Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	122,896		179,289
Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,503		249
Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(19)	[1]	(60)	[1]
Notional amount of credit derivatives	26,082		23,377
Single Name Credit Default Swaps [Member] | Not Rated [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	15,692		9,872
Single Name Credit Default Swaps [Member] | Not Rated [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	10,390		13,505
Single Name Credit Default Swaps [Member] | Not Rated [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives
Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(2,599)	[1]	(8,220)	[1]
Notional amount of credit derivatives	667,065		713,479
Index And Basket Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	117,916		127,310
Index And Basket Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	500,911		498,153
Index And Basket Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	48,238		88,016
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(32,514)	[1],[3]	(117,870)	[1],[3]
Notional amount of credit derivatives	41,106	[3]	207,653	[3]
Credit-Linked Notes [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	15,000	[3]		[3]
Credit-Linked Notes [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	12,109	[3]	33,217	[3]
Credit-Linked Notes [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	13,997	[3]	174,436	[3]
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	749	[1]	(830)	[1]
Notional amount of credit derivatives	224,676		276,167
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	60,366		96,641
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	120,072		93,510
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	44,238		86,016
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	772	[1],[2]	(661)	[1],[2]
Notional amount of credit derivatives	180,499	[2]	226,892	[2]
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	17,129	[2]	93,121	[2]
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	119,132	[2]	47,755	[2]
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	44,238	[2]	86,016	[2]
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	45	[1]	15	[1]
Notional amount of credit derivatives	36,353		40,428
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	35,413		3,520
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	940		36,908
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(68)	[1]	(184)	[1]
Notional amount of credit derivatives	7,824		8,847
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	7,824
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives			8,847
BTMU [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(3,348)	[1]	(7,390)	[1]
Notional amount of credit derivatives	442,389		437,312
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	57,550		30,669
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	380,839		404,643
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	4,000		2,000
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(4,025)	[1],[2]	(7,247)	[1],[2]
Notional amount of credit derivatives	414,106	[2]	400,218	[2]
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	51,600	[2]	30,669	[2]
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	358,506	[2]	367,549	[2]
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	4,000	[2]	2,000	[2]
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	(161)	[1]	(383)	[1]
Notional amount of credit derivatives	16,032		30,155
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	5,950
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	10,082		30,155
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Non-Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Credit derivative (asset) liability at estimated fair value	838	[1]	240	[1]
Notional amount of credit derivatives	12,251		6,939
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	12,251		6,939
MUSHD [Member] | Index And Basket Credit Default Swaps Sold [Member] | Not Rated [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Fair value amounts shown represent the fair value of the hybrid instruments.

Derivative Financial Instruments (Previously Reported Amounts And Adjusted Amounts In Relation To Credit Risk, Liquidity Risk And Credit-Risk-Related Contingent Features) (Details) (JPY ¥)	Mar. 31, 2011
Summary of Investment Holdings [Line Items]
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	¥ 3,800,000,000,000
Posted collateral	346,000,000,000
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade	218,000,000,000
As Previously Reported [Member]
Summary of Investment Holdings [Line Items]
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	3,500,000,000,000
Posted collateral	329,000,000,000
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade	¥ 204,000,000,000

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Guarantee Obligations And Other Off-Balance Sheet Instruments [Abstract]
Guarantees which are participated out to third parties	¥ 168,800,000,000	¥ 147,300,000,000
Contractual maturities in years of which guarantees of housing loans are mainly comprised	over 5
Liabilities in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility	5,250,000,000,000	4,931,000,000,000
Carrying amounts of the liabilities related to guarantees and similar instruments	1,576,404,000,000	1,904,425,000,000
Carrying amount of options sold	1,528,190,000,000	1,857,441,000,000
Allowance for off-balance sheet instruments	¥ 33,998,000,000	¥ 38,582,000,000
Lending-related commitments which expire within one year, in percentage	76.00%
Lending-related commitments which expire from one year to five years, in percentage	22.00%
Lending-related commitments which expire after five years, in percentage	2.00%

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Or Notional Amounts Of Guarantees With Amount By Expiration Period) (Details) (JPY ¥)
In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	¥ 166,657		¥ 163,529
Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	98,717		62,825
Expiring In 1-5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	56,321		88,501
Expiring In More Than 5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	11,619		12,203
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	3,502		3,592
Standby Letters Of Credit And Financial Guarantees [Member] | Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	1,897		1,636
Standby Letters Of Credit And Financial Guarantees [Member] | Expiring In 1-5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	884		1,052
Standby Letters Of Credit And Financial Guarantees [Member] | Expiring In More Than 5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	721		904
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	2,089		2,213
Performance Guarantees [Member] | Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	1,480		1,524
Performance Guarantees [Member] | Expiring In 1-5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	521		537
Performance Guarantees [Member] | Expiring In More Than 5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	88		152
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	155,720	[1]	152,663	[1]
Derivative Instruments [Member] | Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	90,816	[1]	55,469	[1]
Derivative Instruments [Member] | Expiring In 1-5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	54,592	[1]	86,586	[1]
Derivative Instruments [Member] | Expiring In More Than 5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	10,312	[1]	10,608	[1]
Liabilities Of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	5,250		4,931
Liabilities Of Trust Accounts [Member] | Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	4,428		4,066
Liabilities Of Trust Accounts [Member] | Expiring In 1-5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	324		326
Liabilities Of Trust Accounts [Member] | Expiring In More Than 5 Years [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	498		539
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	96		130
Other Guarantees [Member] | Expiring In Less Than 1 Year [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	¥ 96		¥ 130

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings) (Details) (JPY ¥)
In Billions, unless otherwise specified	Mar. 31, 2012 D		Mar. 31, 2011 D
Guarantor Obligations [Line Items]
Minimum days of accruing loans contractually past due	90		90
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 166,657		¥ 163,529
Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	5,591		5,805
Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	5,329		5,503
Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	227	[1]	264	[1]
Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	13	[2]	15	[2]
Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	22		23
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,502		3,592
Standby Letters Of Credit And Financial Guarantees [Member] | Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,297		3,356
Standby Letters Of Credit And Financial Guarantees [Member] | Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	185	[1]	215	[1]
Standby Letters Of Credit And Financial Guarantees [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	12	[2]	13	[2]
Standby Letters Of Credit And Financial Guarantees [Member] | Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	8		8
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,089		2,213
Performance Guarantees [Member] | Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,032		2,147
Performance Guarantees [Member] | Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	42	[1]	49	[1]
Performance Guarantees [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	1	[2]	2	[2]
Performance Guarantees [Member] | Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 14		¥ 15

[1]	Borrowers classified as Close watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons.
[2]	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Commitments To Extend Credit [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 62,754	¥ 62,141
Commercial Letters Of Credit [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	682	641
Commitments To Make Investments [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	117	113
Other [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 16	¥ 16

Variable Interest Entities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entities [Abstract]
Amount of cash and due from banks eliminated for consolidated variable interest entities	¥ 52,669	¥ 36,244
Amount of interest-earning deposits in other banks for consolidated variable interest entities	51,841	77,083
Amount of trading account assets eliminated for consolidated variable interest entities	3,050	858
Amount of investment securities eliminated for consolidated variable interest entities	9	10
Amount of loans eliminated for consolidated variable interest entities	923,508	993,204
Amount of all other assets eliminated for consolidated variable interest entities	53,430	7,701
Amount of other short-term borrowings eliminated for consolidated variable interest entities	3,104,796	3,179,780
Amount of long-term debt eliminated for consolidated variable interest entities	1,183,281	1,220,590
Amount of all other liabilities eliminated for consolidated variable interest entities	¥ 16,080	¥ 65,341

Variable Interest Entities (Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Consolidated assets:
Cash and due from banks	¥ 54,898	¥ 43,884
Interest-earning deposits in other banks	108,116	92,089
Trading account assets	1,579,775	1,158,121
Investment securities	530,088	493,095
Loans	8,024,972	8,150,027
All other assets	353,638	337,447
Total assets	10,651,487	10,274,663
Consolidated liabilities:
Deposits	965,003	1,017,160
Other short-term borrowings	4,869,063	4,569,304
Long-term debt	2,580,748	2,891,163
All other liabilities	667,318	515,862
Total liabilities	9,082,132	8,993,489
Asset-Backed Conduits [Member]
Consolidated assets:
Cash and due from banks	34,260	33,432
Interest-earning deposits in other banks	46,684	38,418
Trading account assets	2,181	569
Investment securities	435,800	391,751
Loans	4,846,147	4,603,010
All other assets	43,477	12,850
Total assets	5,408,549	5,080,030
Consolidated liabilities:
Other short-term borrowings	4,741,258	4,434,957
Long-term debt	222,635	227,120
All other liabilities	457,823	423,103
Total liabilities	5,421,716	5,085,180
Investment Funds [Member]
Consolidated assets:
Cash and due from banks	19,556	9,872
Interest-earning deposits in other banks	56,359	20,102
Trading account assets	1,526,547	1,113,959
Investment securities	11,550	15,637
Loans	172	654
All other assets	181,678	182,302
Total assets	1,795,862	1,342,526
Consolidated liabilities:
Other short-term borrowings	1,580	1,187
Long-term debt	12,989	17,898
All other liabilities	200,461	50,185
Total liabilities	215,030	69,270
Special Purpose Entities Created For Structured Financing [Member]
Consolidated assets:
Cash and due from banks	828	273
Interest-earning deposits in other banks	1,755	1,524
Trading account assets		14,200
Investment securities		2,025
Loans	148,764	146,287
All other assets	10,006	7,200
Total assets	161,353	171,509
Consolidated liabilities:
Other short-term borrowings	10,635	17,077
Long-term debt	147,868	138,577
All other liabilities	1,134	733
Total liabilities	159,637	156,387
Repackaged Instruments [Member]
Consolidated assets:
Trading account assets	50,983	29,360
Loans	6,620	16,654
Total assets	57,603	46,014
Consolidated liabilities:
Long-term debt	56,929	45,680
All other liabilities	1,057	402
Total liabilities	57,986	46,082
Securitization Of The MUFG Group's Assets [Member]
Consolidated assets:
Interest-earning deposits in other banks		209
Loans	2,050,818	2,359,936
All other assets	80,708	95,880
Total assets	2,131,526	2,456,025
Consolidated liabilities:
Other short-term borrowings	26,200	27,400
Long-term debt	2,105,666	2,429,956
All other liabilities	1,221	1,520
Total liabilities	2,133,087	2,458,876
Trust Arrangements [Member]
Consolidated assets:
Interest-earning deposits in other banks	2,621	4,778
Trading account assets	64	33
Investment securities	82,631	83,609
Loans	882,499	938,213
All other assets	3,972	4,269
Total assets	971,787	1,030,902
Consolidated liabilities:
Deposits	965,003	1,017,160
All other liabilities	5,434	13,526
Total liabilities	970,437	1,030,686
Others [Member]
Consolidated assets:
Cash and due from banks	254	307
Interest-earning deposits in other banks	697	27,058
Investment securities	107	73
Loans	89,952	85,273
All other assets	33,797	34,946
Total assets	124,807	147,657
Consolidated liabilities:
Other short-term borrowings	89,390	88,683
Long-term debt	34,661	31,932
All other liabilities	188	26,393
Total liabilities	¥ 124,239	¥ 147,008

Variable Interest Entities (Schedule Of Assets And Liabilities Of Non-Consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	¥ 60,063,392	¥ 57,141,437
Maximum exposure	8,032,241	6,724,664
On-balance sheet assets:
Total Assets	6,646,192	5,537,483
Trading account assets	150,629	271,149
Investment securities	1,400,483	1,196,487
Loans	5,093,001	4,057,988
All other assets	2,079	11,859
On-balance sheet liabilities:
Total liabilities	6,443	5,792
All other liabilities	6,443	5,792
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	9,565,475	4,938,696
Maximum exposure	2,425,746	1,681,550
On-balance sheet assets:
Total Assets	1,798,190	1,161,889
Trading account assets	12,460	596
Investment securities	207,361	144,946
Loans	1,578,369	1,016,347
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	2,423,629	12,787,846
Maximum exposure	291,889	441,844
On-balance sheet assets:
Total Assets	283,273	434,767
Trading account assets	12,261	132,280
Investment securities	91,220	115,281
Loans	179,792	178,808
All other assets		8,398
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	17,110,493	13,503,700
Maximum exposure	2,431,871	2,183,868
On-balance sheet assets:
Total Assets	2,044,138	1,854,368
Trading account assets	72,140	20,313
Investment securities	41,510	71,840
Loans	1,928,409	1,758,754
All other assets	2,079	3,461
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	13,362,168	15,424,831
Maximum exposure	1,199,028	1,069,179
On-balance sheet assets:
Total Assets	1,154,691	1,008,013
Trading account assets	48,851	104,612
Investment securities	769,109	561,876
Loans	336,731	341,525
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	23,451	29,908
Maximum exposure	24,875	28,285
On-balance sheet assets:
Total Assets	23,940	27,252
Loans	23,940	27,252
On-balance sheet liabilities:
Total liabilities	5,919	5,791
All other liabilities	5,919	5,791
Others [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	17,578,176	10,456,456
Maximum exposure	1,658,832	1,319,938
On-balance sheet assets:
Total Assets	1,341,960	1,051,194
Trading account assets	4,917	13,348
Investment securities	291,283	302,544
Loans	1,045,760	735,302
On-balance sheet liabilities:
Total liabilities	524	1
All other liabilities	¥ 524	¥ 1

Commitments And Contingent Liabilities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Commitments And Contingent Liabilities [Abstract]
Rental expense	¥ 97,105	¥ 109,471	¥ 108,591
Previous maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone minimum interest rates stipulated by the Interest Rate Restriction Law	15.00%
Gray-zone maximum interest rates stipulated by the Interest Rate Restriction Law	20.00%
Allowance for repayment of excess interest	99,437	136,906
Provision for repayment of excess interest recognized as part of equity in losses of equity method investee	¥ 19,326	¥ 96,399	¥ 23,109

Commitments And Contingent Liabilities (Future Minimum Rental Commitments For Non-Cancelable Leases Under Capitalized Leases And Operating Leases) (Details) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012
Operating Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2013	¥ 76,085
Fiscal year ending March 31, 2014	65,162
Fiscal year ending March 31, 2015	56,290
Fiscal year ending March 31, 2016	53,164
Fiscal year ending March 31, 2017	50,195
Fiscal year ending March 31, 2018 and thereafter	361,971
Total	662,867 [1]
Capitalized Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2013	10,948
Fiscal year ending March 31, 2014	8,249
Fiscal year ending March 31, 2015	5,065
Fiscal year ending March 31, 2016	2,157
Fiscal year ending March 31, 2017	1,189
Fiscal year ending March 31, 2018 and thereafter	3,253
Total	30,861
Amount representing interest	(1,790)
Present value of minimum lease payments	29,071
Operating leases of a subsidiary included in the total future minimum rental commitments for noncancelable leases	¥ 57,186

[1]	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and commenced them after April 1, 2012. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.

Fees And Commissions Income (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fees And Commissions [Line Items]
Fees and commissions income	¥ 1,099,963	¥ 1,128,358	¥ 1,139,543
Trust Fees [Member]
Fees And Commissions [Line Items]
Fees and commissions income	95,037	100,519	107,175
Fees On Funds Transfer And Service Charges For Collections [Member]
Fees And Commissions [Line Items]
Fees and commissions income	139,840	142,459	145,865
Fees And Commissions On International Business [Member]
Fees And Commissions [Line Items]
Fees and commissions income	57,688	58,462	61,201
Fees And Commissions On Credit Card Business [Member]
Fees And Commissions [Line Items]
Fees and commissions income	149,946	146,570	137,394
Service Charges On Deposits [Member]
Fees And Commissions [Line Items]
Fees and commissions income	18,216	22,169	27,420
Fees And Commissions On Securities Business [Member]
Fees And Commissions [Line Items]
Fees and commissions income	128,436	138,868	129,730
Fees On Real Estate Business [Member]
Fees And Commissions [Line Items]
Fees and commissions income	23,610	22,593	19,876
Insurance Commissions [Member]
Fees And Commissions [Line Items]
Fees and commissions income	33,686	27,466	22,869
Fees And Commissions On Stock Transfer Agency Services [Member]
Fees And Commissions [Line Items]
Fees and commissions income	49,283	51,926	53,040
Guarantee Fees [Member]
Fees And Commissions [Line Items]
Fees and commissions income	58,393	64,347	70,489
Fees On Investment Funds Business [Member]
Fees And Commissions [Line Items]
Fees and commissions income	126,601	130,402	127,329
Other Fees And Commissions [Member]
Fees And Commissions [Line Items]
Fees and commissions income	¥ 219,227	¥ 222,577	¥ 237,155

Trading Account Profits And Losses (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts	¥ 77,698		¥ (3,095)		¥ (88,486)
Trading account securities, excluding derivatives	589,587		137,000		849,958
Trading account profits-net	667,285		133,905		761,472
Foreign exchange derivative contracts	(94,853)	[1]	79,840	[1]	31,154	[1]
Net trading gains	¥ 572,432		¥ 213,745		¥ 792,626

[1]	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains—net in the accompanying consolidated statements of income. Foreign exchange gains—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains other than derivative contracts and foreign exchange gains (losses) related to the fair value option.

Business Segments (Narrative) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 Integrated Trust Assets Business Group [Member]	Mar. 31, 2010 Integrated Trust Assets Business Group [Member]	Mar. 31, 2012 Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan			more than 500
Increase in operating profit due to a change in the managerial accounting method	¥ 0.6	¥ 0.3

Business Segments (Summary Of Net Revenue, Operating Expenses And Profit By Business Segment) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting Information [Line Items]
Net revenue	¥ 3,593.5		¥ 3,523		¥ 3,600.1
Operating expenses	2,098.7		2,128		2,199.2
Operating profit (loss)	1,494.8		1,395		1,400.9
BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	2,344.3		2,312.2		2,158.8
Net revenue, Net interest income	1,342.3		1,386.7		1,451.7
Net revenue, Net fees	543.3		532.5		550.2
Net revenue, Other	458.7		393		156.9
Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	1,249.2	[1]	1,210.8	[1]	1,441.3	[1]
Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	1,274.1		1,348.4		1,436.6
Operating expenses	903.6		945.1		988.3
Operating profit (loss)	370.5		403.3		448.3
Integrated Retail Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	617.6		636.4		661.4
Net revenue, Net interest income	479.2		511.8		541.2
Net revenue, Net fees	131.6		117.4		108.7
Net revenue, Other	6.8		7.2		11.5
Integrated Retail Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	656.5	[1]	712	[1]	775.2	[1]
Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	884.8		900.7		896.5
Operating expenses	447.7		464.2		473.1
Operating profit (loss)	437.1		436.5		423.4
Integrated Corporate Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	792.3		800.3		790.4
Net revenue, Net interest income	420.1		431.8		441.6
Net revenue, Net fees	306.2		310.8		338.2
Net revenue, Other	66		57.7		10.6
Integrated Corporate Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	92.5	[1]	100.4	[1]	106.1	[1]
Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	140.5		148.6		152.3
Operating expenses	87.3		88.1		86.3
Operating profit (loss)	53.2		60.5		66
Integrated Trust Assets Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	55.7		59.5		61.2
Net revenue, Net fees	55.7		59.5		61.2
Integrated Trust Assets Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	84.8	[1]	89.1	[1]	91.1	[1]
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	653.1		605.3		606.3
Operating expenses	398.1		374		370.6
Operating profit (loss)	255		231.3		235.7
Integrated Global Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	291.1		241.5		222.9
Net revenue, Net interest income	156.4		122.6		126.5
Net revenue, Net fees	122.6		104.9		105
Net revenue, Other	12.1		14		(8.6)
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	362	[1]	363.8	[1]	383.4	[1]
Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	401.1		338.1		341
Operating expenses	225.1		200.7		203.9
Operating profit (loss)	176		137.4		137.1
Other Than UNBC [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	291.1		241.5		222.9
Net revenue, Net interest income	156.4		122.6		126.5
Net revenue, Net fees	122.6		104.9		105
Net revenue, Other	12.1		14		(8.6)
Other Than UNBC [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	110	[1]	96.6	[1]	118.1	[1]
UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	252		267.2		265.3
Operating expenses	173		173.3		166.7
Operating profit (loss)	79		93.9		98.6
UNBC [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	252	[1]	267.2	[1]	265.3	[1]
Global Markets [Member]
Segment Reporting Information [Line Items]
Net revenue	690.7		560.7		597.4
Operating expenses	96.6		105.7		113.6
Operating profit (loss)	594.1		455		483.8
Global Markets [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	638.6		620.9		520.6
Net revenue, Net interest income	274		314.7		355.1
Net revenue, Net fees	(11.1)		(9.8)		(13.1)
Net revenue, Other	375.7		316		178.6
Global Markets [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	52.1	[1]	(60.2)	[1]	76.8	[1]
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	(49.7)		(40.7)		(89)
Operating expenses	165.4		150.9		167.3
Operating profit (loss)	(215.1)		(191.6)		(256.3)
Other [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	(51)		(46.4)		(97.7)
Net revenue, Net interest income	12.6		5.8		(12.7)
Net revenue, Net fees	(61.7)		(50.3)		(49.8)
Net revenue, Other	(1.9)		(1.9)		(35.2)
Other [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	¥ 1.3	[1]	¥ 5.7	[1]	¥ 8.7	[1]

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Business Segments (Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Operations) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Business Segments [Abstract]
Operating profit	¥ 1,495	¥ 1,395	¥ 1,401
Provision for credit losses	(224)	(292)	(648)
Trading account profits (losses)-net	372	(70)	387
Equity investment securities gains (losses)-net	(95)	8	207
Debt investment securities losses-net	(153)	(105)	(11)
Foreign exchange gains-net	21	146	118
Equity in losses of equity method investees-net	(499)	(113)	(84)
Impairment of intangible assets	(31)	(27)	(12)
Provision for repayment of excess interest		(86)	(45)
Other-net	(36)	(34)	(16)
Income before income tax expense	¥ 850	¥ 822	¥ 1,297

Foreign Activities (Schedule Of Estimated Total Assets, Revenue, Expense, And Income (Loss) By Geographic Areas) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Foreign Activities Disclosure [Line Items]
Total revenue	¥ 4,036,532	[1],[2]	¥ 4,244,966	[1]	¥ 5,227,277	[1]
Total expense	3,186,590	[3]	3,423,154	[3]	3,930,253	[3]
Income (loss) before income tax expense (benefit)	849,942		821,812		1,297,024
Net income (loss) attributable to Mitsubishi UFJ Financial Group	416,231		452,645		868,662
Total assets at end of fiscal year	215,202,514		202,850,243		200,081,462
Domestic, Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	2,936,875	[1],[2]	2,969,012	[1]	3,604,965	[1]
Total expense	2,438,729	[3]	2,782,950	[3]	3,065,026	[3]
Income (loss) before income tax expense (benefit)	498,146		186,062		539,939
Net income (loss) attributable to Mitsubishi UFJ Financial Group	163,334		(103,003)		189,751
Total assets at end of fiscal year	148,702,461		145,778,973		149,023,436
Foreign, United States Of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	192,775	[1],[2]	431,095	[1]	619,303	[1]
Total expense	284,557	[3]	266,549	[3]	396,009	[3]
Income (loss) before income tax expense (benefit)	(91,782)		164,546		223,294
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(119,829)		162,687		201,813
Total assets at end of fiscal year	28,457,027		23,470,398		21,621,462
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	290,482	[1],[2]	238,658	[1]	355,005	[1]
Total expense	151,077	[3]	130,533	[3]	130,576	[3]
Income (loss) before income tax expense (benefit)	139,405		108,125		224,429
Net income (loss) attributable to Mitsubishi UFJ Financial Group	113,593		90,032		199,093
Total assets at end of fiscal year	18,620,484		17,044,207		15,804,022
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	450,651	[1],[2]	470,868	[1]	482,588	[1]
Total expense	223,253	[3]	238,735	[3]	209,560	[3]
Income (loss) before income tax expense (benefit)	227,398		232,133		273,028
Net income (loss) attributable to Mitsubishi UFJ Financial Group	192,753		193,422		241,445
Total assets at end of fiscal year	12,410,540		10,908,164		8,421,156
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	165,749	[1],[2],[4]	135,333	[1],[4]	165,416	[1],[4]
Total expense	88,974	[3],[4]	4,387	[3],[4]	129,082	[3],[4]
Income (loss) before income tax expense (benefit)	76,775	[4]	130,946	[4]	36,334	[4]
Net income (loss) attributable to Mitsubishi UFJ Financial Group	66,380	[4]	109,507	[4]	36,560	[4]
Total assets at end of fiscal year	¥ 7,012,002	[4]	¥ 5,648,501	[4]	¥ 5,211,386	[4]

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley's common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.
[3]	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
[4]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.

Foreign Activities (Analysis Of Certain Asset And Liability Accounts Related To Foreign Activities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Foreign Activities Disclosure [Line Items]
Cash and due from banks	¥ 3,230,409		¥ 3,230,804
Interest-earning deposits in other banks	5,897,732		7,333,767
Trading account assets	34,953,245		28,824,795
Investment securities	61,035,534		59,051,314
Loans, net of unearned income, unamortized premiums and deferred loan fees	92,298,243	[1]	87,501,975	[1]
Deposits	139,493,730		136,631,704
Trading account liabilities	11,967,182		9,908,974
Funds borrowed:
Call money, funds purchased	2,796,221		2,313,487		1,883,824
Payables under repurchase agreements	13,572,712		12,389,075
Payables under securities lending transactions	4,978,917		2,104,105
Long-term debt	12,593,062		13,356,728
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks	380,452		304,188
Interest-earning deposits in other banks	4,545,991		5,132,127
Cash and due from banks with Interest-earning deposits in other banks, Total	4,926,443		5,436,315
Trading account assets	24,433,087		18,393,393
Investment securities	5,087,060		5,897,677
Loans, net of unearned income, unamortized premiums and deferred loan fees	24,119,872		19,962,692
Deposits	24,589,627		20,918,476
Trading account liabilities	5,276,219		3,338,947
Funds borrowed:
Call money, funds purchased	364,044		213,930
Payables under repurchase agreements	5,767,721		5,870,083
Payables under securities lending transactions	72,327		270,189
Other short-term borrowings	1,859,186		1,469,984
Long-term debt	2,943,884		3,430,606
Funds borrowed, Total	¥ 11,007,162		¥ 11,254,792

[1]	The above table includes loans held for sale of ¥65,162 million and ¥46,634 million at March 31, 2011 and 2012, respectively, which are carried at the lower of cost or estimated fair value.

Fair Value (Narrative) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012 D Y	Mar. 31, 2011
Fair Value [Abstract]
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 570	¥ 515
Minimum days upon notification of which the investment in hedge funds can be redeemed	30
Maximum days upon notification of which the investment in hedge funds can be redeemed	90
Estimated period within which underlying investments of private equity funds would be liquidated, year	10
Estimated period within which underlying investments of real estate funds would be liquidated, year	5
Carrying amounts of investments in equity method investees	¥ 1,131	¥ 771

Fair Value (Fair Value Of Assets And Liabilities By Level Measured On A Recurring Basis) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Liabilities:
Obligation to return securities received as collateral	¥ 3,639,838		¥ 3,267,775
Trading securities classified as equity securities valued at net asset value	124,627		193,249
Unfunded commitment of trading securities classified as equity securities valued at net asset value	5,841		5,780
Real estate funds classified as other assets valued at net asset value	6,046		7,332
Hedged funds classified as other assets valued at net asset value	4,724		3,986
Private equity funds classified as other assets valued at net asset value	3,182		3,220
Unfunded commitment of real estate funds classified as other assets valued at net asset value	1,589		1,940
Unfunded commitment of hedged funds classified as other assets valued at net asset value	1,743		2,542
Unfunded commitment of private equity funds classified as other assets valued at net asset value	2,125		2,901
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	23,395,101	[1]	18,791,655	[1]
Trading account assets, Trading derivative assets	11,558,144		10,033,140
Investment securities, Securities available for sale	57,740,401		54,329,881
Investment securities, Other investment securities	33,432		37,024
Other Assets	817,773	[2],[3]	677,282	[2],[3]
Assets at fair value, Total	93,544,851		83,868,982
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	174,018		30,568
Trading account liabilities, Trading derivative liabilities	11,793,164		9,878,406
Obligation to return securities received as collateral	3,639,838		3,267,775
Other liabilities	471,996	[4]	461,129	[4]
Liabilities at fair value, Total	16,079,016		13,637,878
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	17,002,246	[1]	12,644,634	[1]
Trading account assets, Trading derivative assets	48,335		76,514
Investment securities, Securities available for sale	51,896,943		48,073,048
Other Assets	588,753	[2],[3]	432,154	[2],[3]
Assets at fair value, Total	69,536,277		61,226,350
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	172,000		27,988
Trading account liabilities, Trading derivative liabilities	112,961		30,647
Obligation to return securities received as collateral	3,441,984		3,069,717
Liabilities at fair value, Total	3,726,945		3,128,352
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	5,316,198	[1]	5,009,610	[1]
Trading account assets, Trading derivative assets	11,424,275		9,854,646
Investment securities, Securities available for sale	4,170,071		4,053,521
Investment securities, Other investment securities	1,111		1,116
Other Assets	218,652	[2],[3]	229,825	[2],[3]
Assets at fair value, Total	21,130,307		19,148,718
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	2,018		2,580
Trading account liabilities, Trading derivative liabilities	11,567,211		9,708,928
Obligation to return securities received as collateral	197,854		198,058
Other liabilities	428,460	[4]	442,946	[4]
Liabilities at fair value, Total	12,195,543		10,352,512
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	1,076,657	[1]	1,137,411	[1]
Trading account assets, Trading derivative assets	85,534		101,980
Investment securities, Securities available for sale	1,673,387		2,203,312
Investment securities, Other investment securities	32,321		35,908
Other Assets	10,368	[2],[3]	15,303	[2],[3]
Assets at fair value, Total	2,878,267		3,493,914
Liabilities:
Trading account liabilities, Trading derivative liabilities	112,992		138,831
Other liabilities	43,536	[4]	18,183	[4]
Liabilities at fair value, Total	156,528		157,014
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities	3,687,579		2,872,355
Investment securities, Securities available for sale	48,882,663		44,719,622
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	3,519,918		2,739,773
Investment securities, Securities available for sale	47,880,896		43,813,364
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	167,661		132,582
Investment securities, Securities available for sale	1,001,767		906,258
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese Prefectural And Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities	113,798		70,279
Investment securities, Securities available for sale	180,778		200,281
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	113,798		70,279
Investment securities, Securities available for sale	180,778		199,227
Fair Value, Measurements, Recurring [Member] | Debt Securities, Japanese Prefectural And Municipal Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale			1,054
Fair Value, Measurements, Recurring [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities	10,740,486		8,015,165
Investment securities, Securities available for sale	971,227		988,791
Fair Value, Measurements, Recurring [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	9,009,412		6,857,423
Investment securities, Securities available for sale	699,034		723,020
Fair Value, Measurements, Recurring [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,581,343		1,042,185
Investment securities, Securities available for sale	141,473		135,362
Fair Value, Measurements, Recurring [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	149,731		115,557
Investment securities, Securities available for sale	130,720		130,409
Fair Value, Measurements, Recurring [Member] | Debt Securities, Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities	2,238,669		1,831,440
Investment securities, Securities available for sale	2,526,557		3,139,542
Fair Value, Measurements, Recurring [Member] | Debt Securities, Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,736,774		1,277,076
Investment securities, Securities available for sale	1,066,068		1,131,570
Fair Value, Measurements, Recurring [Member] | Debt Securities, Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	501,895		554,364
Investment securities, Securities available for sale	1,460,489		2,007,972
Fair Value, Measurements, Recurring [Member] | Debt Securities, Residential Mortgage Backed Securities [Member]
Assets:
Trading account assets, Trading securities	3,863,535		2,515,557
Investment securities, Securities available for sale	1,138,585		1,138,571
Fair Value, Measurements, Recurring [Member] | Debt Securities, Residential Mortgage Backed Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	3,548,998		2,151,410
Investment securities, Securities available for sale			2,587
Fair Value, Measurements, Recurring [Member] | Debt Securities, Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	304,413		310,459
Investment securities, Securities available for sale	1,116,234		1,112,201
Fair Value, Measurements, Recurring [Member] | Debt Securities, Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	10,124		53,688
Investment securities, Securities available for sale	22,351		23,783
Fair Value, Measurements, Recurring [Member] | Debt Securities, Commercial Mortgage Backed Securities [Member]
Assets:
Trading account assets, Trading securities			39,076
Investment securities, Securities available for sale	98,330		30,390
Fair Value, Measurements, Recurring [Member] | Debt Securities, Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	94,528		22,243
Fair Value, Measurements, Recurring [Member] | Debt Securities, Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities			39,076
Investment securities, Securities available for sale	3,802		8,147
Fair Value, Measurements, Recurring [Member] | Debt Securities, Asset-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	447,774		440,303
Investment securities, Securities available for sale	502,521		452,390
Fair Value, Measurements, Recurring [Member] | Debt Securities, Asset-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	52,576		86,468
Investment securities, Securities available for sale	447,574		421,598
Fair Value, Measurements, Recurring [Member] | Debt Securities, Asset-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	395,198		353,835
Investment securities, Securities available for sale	54,947		30,792
Fair Value, Measurements, Recurring [Member] | Debt Securities, Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities	10,725		6,896
Investment securities, Securities available for sale	964		960
Fair Value, Measurements, Recurring [Member] | Debt Securities, Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	10,725		6,896
Fair Value, Measurements, Recurring [Member] | Debt Securities, Other Debt Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	964		960
Fair Value, Measurements, Recurring [Member] | Debt Securities, Commercial Paper [Member]
Assets:
Trading account assets, Trading securities	947,451		1,457,637
Fair Value, Measurements, Recurring [Member] | Debt Securities, Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	947,451		1,457,637
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	1,345,084	[5]	1,542,947	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	923,918	[5]	896,028	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	401,457	[5]	626,028	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	19,709	[5]	20,891	[5]
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Securities available for sale	3,438,776		3,659,334
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Securities available for sale	3,317,013		3,534,077
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	121,649		125,062
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	114		195
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	9,063,428		7,420,538
Liabilities:
Trading account liabilities, Trading derivative liabilities	9,062,122		7,330,318
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	9,558		14,201
Liabilities:
Trading account liabilities, Trading derivative liabilities	32,546		2,116
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	9,038,950		7,391,719
Liabilities:
Trading account liabilities, Trading derivative liabilities	8,969,752		7,253,626
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	14,920		14,618
Liabilities:
Trading account liabilities, Trading derivative liabilities	59,824		74,576
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	2,259,167		2,314,500
Liabilities:
Trading account liabilities, Trading derivative liabilities	2,457,773		2,279,273
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	212		169
Liabilities:
Trading account liabilities, Trading derivative liabilities	105		279
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	2,192,691		2,232,386
Liabilities:
Trading account liabilities, Trading derivative liabilities	2,415,311		2,229,960
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	66,264		81,945
Liabilities:
Trading account liabilities, Trading derivative liabilities	42,357		49,034
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	58,481		81,778
Liabilities:
Trading account liabilities, Trading derivative liabilities	124,473		84,343
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	15,987		48,101
Liabilities:
Trading account liabilities, Trading derivative liabilities	58,413		19,581
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	39,877		32,266
Liabilities:
Trading account liabilities, Trading derivative liabilities	56,424		52,870
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	2,617		1,411
Liabilities:
Trading account liabilities, Trading derivative liabilities	9,636		11,892
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	121,941		171,323
Liabilities:
Trading account liabilities, Trading derivative liabilities	98,718		137,269
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	22,578		14,043
Liabilities:
Trading account liabilities, Trading derivative liabilities	21,897		8,671
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	98,424		154,768
Liabilities:
Trading account liabilities, Trading derivative liabilities	76,044		127,065
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	939		2,512
Liabilities:
Trading account liabilities, Trading derivative liabilities	777		1,533
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	55,127		45,001
Liabilities:
Trading account liabilities, Trading derivative liabilities	50,078		47,203
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	54,333		43,507
Liabilities:
Trading account liabilities, Trading derivative liabilities	49,680		45,407
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	794		1,494
Liabilities:
Trading account liabilities, Trading derivative liabilities	¥ 398		¥ 1,796

[1]	Includes securities under fair value option.
[2]	Includes interest-earning deposits in other banks, receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[3]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively.
[4]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[5]	Includes investments valued at net asset value of ¥193,249 million and ¥124,627 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments at March 31, 2011 and 2012 were ¥5,780 million and ¥5,841 million, respectively. These investments were mainly hedge funds.

Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Level 3 Inputs) (Details) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	¥ 3,355,083		¥ 3,552,656
Total realized/unrealized gains (losses) included in earnings, Assets	(6,436)		(9,280)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	238		13,087
Purchases, issuances and settlements, Assets			(474,449)
Purchases, Assets	924,656
Issuances, Assets	(2,894)
Sales, Assets	(483,897)
Settlements, Assets	(1,112,086)
Transfer into Level 3, Assets	402,196	[1]	621,984	[1]
Transfer out of Level 3, Assets	(311,585)	[1]	(348,915)	[1]
Level 3 Assets, ending balance	2,765,275		3,355,083
Change in unrealized gains (losses) included in earnings for assets still held at period end	(32,563)		(33,343)
Level 3 liabilities, beginning balance	18,183		45,347
Total realized/unrealized gains (losses) included in earnings, Liabilities	(42,231)		2,453
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Liabilities	6,864		21,184
Purchases, issuances and settlements, Liabilities			(3,905)
Issuances, Liabilities	6,220
Settlements, Liabilities	(17,450)
Transfer into Level 3, Liabilities	1,640	[1]	378	[1]
Transfer out of Level 3, Liabilities	(424)	[1]
Level 3 liabilities, ending balance	43,536		18,183
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(34,071)		(14,902)
Other Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, beginning balance	18,183		45,347
Total realized/unrealized gains (losses) included in earnings, Liabilities	(42,231)	[2]	2,453	[2]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Liabilities	6,864		21,184
Purchases, issuances and settlements, Liabilities			(3,905)
Issuances, Liabilities	6,220
Settlements, Liabilities	(17,450)
Transfer into Level 3, Liabilities	1,640	[1]	378	[1]
Transfer out of Level 3, Liabilities	(424)	[1]
Level 3 liabilities, ending balance	43,536		18,183
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(34,071)	[2]	(14,902)	[2]
Trading Derivatives, Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	(36,851)		(28,612)
Total realized/unrealized gains (losses) included in earnings, Assets	(19,907)	[3]	(9,821)	[3]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	2,305		5,948
Purchases, issuances and settlements, Assets			(23,117)
Purchases, Assets	293
Issuances, Assets	(2,894)
Settlements, Assets	(25,587)
Transfer into Level 3, Assets	69,757	[1]	31,005	[1]
Transfer out of Level 3, Assets	(14,574)	[1]	(12,254)	[1]
Level 3 Assets, ending balance	(27,458)		(36,851)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(27,094)	[3]	(4,571)	[3]
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	1,137,411	[4]	1,166,538	[4]
Total realized/unrealized gains (losses) included in earnings, Assets	12,230	[3],[4]	2,077	[3],[4]
Purchases, issuances and settlements, Assets			(98,921)	[4]
Purchases, Assets	651,440	[4]
Sales, Assets	(439,127)	[4]
Settlements, Assets	(362,779)	[4]
Transfer into Level 3, Assets	138,929	[1],[4]	87,162	[1],[4]
Transfer out of Level 3, Assets	(61,447)	[1],[4]	(19,445)	[1],[4]
Level 3 Assets, ending balance	1,076,657	[4]	1,137,411	[4]
Change in unrealized gains (losses) included in earnings for assets still held at period end	7,412	[3],[4]	(10,933)	[3],[4]
Trading Account Assets, Trading Securities [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	115,557		171,534
Total realized/unrealized gains (losses) included in earnings, Assets	10,062		(1,720)
Purchases, issuances and settlements, Assets			(64,468)
Purchases, Assets	180,506
Sales, Assets	(143,431)
Settlements, Assets	(38,654)
Transfer into Level 3, Assets	25,691	[1]	10,211	[1]
Level 3 Assets, ending balance	149,731		115,557
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,385		(6,688)
Trading Account Assets, Trading Securities [Member] | Debt Securities, Corporate Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	554,364		494,987
Total realized/unrealized gains (losses) included in earnings, Assets	4,595		(12,756)
Purchases, issuances and settlements, Assets			9,697
Purchases, Assets	182,004
Sales, Assets	(72,379)
Settlements, Assets	(224,908)
Transfer into Level 3, Assets	113,206	[1],[5]	76,949	[1],[5]
Transfer out of Level 3, Assets	(54,987)	[1],[5]	(14,513)	[1],[5]
Level 3 Assets, ending balance	501,895		554,364
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,526		(7,892)
Trading Account Assets, Trading Securities [Member] | Debt Securities, Residential Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	53,688		56,468
Total realized/unrealized gains (losses) included in earnings, Assets	(2,041)		5,963
Purchases, issuances and settlements, Assets			(8,743)
Purchases, Assets	30,362
Sales, Assets	(65,705)
Settlements, Assets	(6,180)
Level 3 Assets, ending balance	10,124		53,688
Change in unrealized gains (losses) included in earnings for assets still held at period end	(44)		5,062
Trading Account Assets, Trading Securities [Member] | Debt Securities, Commercial Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	39,076		17,315
Total realized/unrealized gains (losses) included in earnings, Assets	(2,412)		3,425
Purchases, issuances and settlements, Assets			18,336
Purchases, Assets	3,590
Sales, Assets	(37,502)
Settlements, Assets	(2,752)
Level 3 Assets, ending balance			39,076
Change in unrealized gains (losses) included in earnings for assets still held at period end			2,890
Trading Account Assets, Trading Securities [Member] | Debt Securities, Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	353,835		389,061
Total realized/unrealized gains (losses) included in earnings, Assets	(499)		(632)
Purchases, issuances and settlements, Assets			(29,662)
Purchases, Assets	254,096
Sales, Assets	(116,052)
Settlements, Assets	(89,722)
Transfer out of Level 3, Assets	(6,460)	[1]	(4,932)	[1]
Level 3 Assets, ending balance	395,198		353,835
Change in unrealized gains (losses) included in earnings for assets still held at period end	(260)		(4,306)
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	20,891		37,173
Total realized/unrealized gains (losses) included in earnings, Assets	2,525		7,797
Purchases, issuances and settlements, Assets			(24,081)
Purchases, Assets	882
Sales, Assets	(4,058)
Settlements, Assets	(563)
Transfer into Level 3, Assets	32	[1]	2	[1]
Level 3 Assets, ending balance	19,709		20,891
Change in unrealized gains (losses) included in earnings for assets still held at period end	805		1
Trading Account Assets, Trading Derivative Assets [Member] | Interest Rate Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	(59,958)		(45,467)
Total realized/unrealized gains (losses) included in earnings, Assets	16,410		(4,991)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(92)
Purchases, issuances and settlements, Assets			(14,513)
Issuances, Assets	(22)
Settlements, Assets	(7,110)
Transfer into Level 3, Assets	6,692	[1]	14,212	[1]
Transfer out of Level 3, Assets	(824)	[1]	(9,199)	[1]
Level 3 Assets, ending balance	(44,904)		(59,958)
Change in unrealized gains (losses) included in earnings for assets still held at period end	12,483		6
Trading Account Assets, Trading Derivative Assets [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	32,911		6,440
Total realized/unrealized gains (losses) included in earnings, Assets	(42,595)		46
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	2,372		5,963
Purchases, issuances and settlements, Assets			(5,245)
Purchases, Assets	278
Issuances, Assets	(2,850)
Settlements, Assets	(17,335)
Transfer into Level 3, Assets	64,141	[1]	16,826	[1]
Transfer out of Level 3, Assets	(13,015)	[1]	8,881	[1]
Level 3 Assets, ending balance	23,907		32,911
Change in unrealized gains (losses) included in earnings for assets still held at period end	(43,490)		(2,201)
Trading Account Assets, Trading Derivative Assets [Member] | Equity Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	(10,481)		(8,272)
Total realized/unrealized gains (losses) included in earnings, Assets	6,030		(982)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	33		(15)
Purchases, issuances and settlements, Assets			(1,212)
Issuances, Assets	(5)
Settlements, Assets	(1,260)
Transfer into Level 3, Assets	(1,336)	[1]
Level 3 Assets, ending balance	(7,019)		(10,481)
Change in unrealized gains (losses) included in earnings for assets still held at period end	4,502		(2,417)
Trading Account Assets, Trading Derivative Assets [Member] | Commodity Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	979		14,003
Total realized/unrealized gains (losses) included in earnings, Assets	(131)		276
Purchases, issuances and settlements, Assets			(1,331)
Purchases, Assets	15
Issuances, Assets	(17)
Settlements, Assets	(31)
Transfer into Level 3, Assets	82	[1]	(33)	[1]
Transfer out of Level 3, Assets	(735)	[1]	(11,936)	[1]
Level 3 Assets, ending balance	162		979
Change in unrealized gains (losses) included in earnings for assets still held at period end	(149)		434
Trading Account Assets, Trading Derivative Assets [Member] | Credit Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	(302)		4,684
Total realized/unrealized gains (losses) included in earnings, Assets	379		(4,170)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(8)
Purchases, issuances and settlements, Assets			(816)
Settlements, Assets	149
Transfer into Level 3, Assets	178	[1]
Level 3 Assets, ending balance	396		(302)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(440)		(393)
Investment Securities, Securities Available For Sales [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	2,203,312		2,363,609
Total realized/unrealized gains (losses) included in earnings, Assets	4,491	[6]	(431)	[6]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(1,999)		7,476
Purchases, issuances and settlements, Assets			(354,656)
Purchases, Assets	268,123
Sales, Assets	(39,480)
Settlements, Assets	(723,693)
Transfer into Level 3, Assets	193,510	[1]	503,817	[1]
Transfer out of Level 3, Assets	(230,877)	[1]	(316,503)	[1]
Level 3 Assets, ending balance	1,673,387		2,203,312
Change in unrealized gains (losses) included in earnings for assets still held at period end	(9,983)	[6]	(16,526)	[6]
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Japanese Prefectural And Municipal Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	1,054		3,069
Total realized/unrealized gains (losses) included in earnings, Assets	3		9
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(2)		3
Purchases, issuances and settlements, Assets			(2,027)
Settlements, Assets	(1,055)
Level 3 Assets, ending balance			1,054
Change in unrealized gains (losses) included in earnings for assets still held at period end			2
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	130,409		87,597
Total realized/unrealized gains (losses) included in earnings, Assets	(229)		(378)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	2,258		1,888
Purchases, issuances and settlements, Assets			41,302
Purchases, Assets	3,660
Sales, Assets	(92)
Settlements, Assets	(5,286)
Level 3 Assets, ending balance	130,720		130,409
Change in unrealized gains (losses) included in earnings for assets still held at period end	(65)		(296)
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Corporate Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	2,007,972		2,163,465
Total realized/unrealized gains (losses) included in earnings, Assets	4,984		3,844
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(2,421)		6,150
Purchases, issuances and settlements, Assets			(371,409)
Purchases, Assets	185,960
Sales, Assets	(39,120)
Settlements, Assets	(659,580)
Transfer into Level 3, Assets	193,510	[1],[5]	503,817	[1],[5]
Transfer out of Level 3, Assets	(230,816)	[1],[5]	(297,895)	[1],[5]
Level 3 Assets, ending balance	1,460,489		2,007,972
Change in unrealized gains (losses) included in earnings for assets still held at period end	(9,732)		(14,699)
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Residential Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	23,783		26,827
Total realized/unrealized gains (losses) included in earnings, Assets	(24)		(1,629)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	66		180
Purchases, issuances and settlements, Assets			(1,595)
Purchases, Assets	3,000
Sales, Assets	(206)
Settlements, Assets	(4,268)
Level 3 Assets, ending balance	22,351		23,783
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2)		(1)
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Commercial Mortgage Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	8,147		14,475
Total realized/unrealized gains (losses) included in earnings, Assets	127		(1,522)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	343		863
Purchases, issuances and settlements, Assets			(5,669)
Settlements, Assets	(4,815)
Level 3 Assets, ending balance	3,802		8,147
Change in unrealized gains (losses) included in earnings for assets still held at period end			(1,522)
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	30,792		67,095
Total realized/unrealized gains (losses) included in earnings, Assets	(374)		(733)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(2,249)		(1,612)
Purchases, issuances and settlements, Assets			(15,350)
Purchases, Assets	75,467
Settlements, Assets	(48,689)
Transfer out of Level 3, Assets			(18,608)	[1]
Level 3 Assets, ending balance	54,947		30,792
Change in unrealized gains (losses) included in earnings for assets still held at period end	(191)		11
Investment Securities, Securities Available For Sales [Member] | Debt Securities, Other Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	960		990
Total realized/unrealized gains (losses) included in earnings, Assets	4		(20)
Purchases, issuances and settlements, Assets			(10)
Level 3 Assets, ending balance	964		960
Change in unrealized gains (losses) included in earnings for assets still held at period end	7		(20)
Investment Securities, Securities Available For Sales [Member] | Marketable Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	195		91
Total realized/unrealized gains (losses) included in earnings, Assets			(2)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	6		4
Purchases, issuances and settlements, Assets			102
Purchases, Assets	36
Sales, Assets	(62)
Transfer out of Level 3, Assets	(61)	[1]
Level 3 Assets, ending balance	114		195
Change in unrealized gains (losses) included in earnings for assets still held at period end			(1)
Other Investment Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	35,908		33,904
Total realized/unrealized gains (losses) included in earnings, Assets	(1,897)	[2]	384	[2]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(68)		(337)
Purchases, issuances and settlements, Assets			2,670
Purchases, Assets	4,102
Sales, Assets	(5,289)
Settlements, Assets	(16)
Transfer out of Level 3, Assets	(419)	[1]	(713)	[1]
Level 3 Assets, ending balance	32,321		35,908
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,537)	[2]	(131)	[2]
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Assets, beginning balance	15,303		17,217
Total realized/unrealized gains (losses) included in earnings, Assets	(1,353)	[2]	(1,489)	[2]
Purchases, issuances and settlements, Assets			(425)
Purchases, Assets	698
Sales, Assets	(1)
Settlements, Assets	(11)
Transfer out of Level 3, Assets	(4,268)	[1]
Level 3 Assets, ending balance	10,368		15,303
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ (1,361)	[2]	¥ (1,182)	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits—net.
[3]	Included in Trading account profits—net and in Foreign exchange gains—net.
[4]	Includes Trading securities under fair value option.
[5]	Transfers out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Included in Investment securities gains—net.

Fair Value (Carrying Value Of Assets Measured At Fair Value On A Nonrecurring Basis By Level) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis [Line Items]
Investment securities valued at net asset value	¥ 8,400		¥ 14,098
Unfunded commitments related to investment securities valued at net asset value	4,324		5,407
Fair Value, Measurements, Nonrecurring [Member]
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis [Line Items]
Investment securities, Carrying value	32,400	[1]	5,185	[1]
Loans, Carrying value, Total	363,543		370,782
Loans, Loans held for sale, Carrying value	1,976		6,627
Loans, Collateral dependent loans, Carrying value	361,567		364,155
Premises and equipment, Carrying value	18,740		10,371
Intangible assets, Carrying value	34,729		32,833
Other assets, Carrying value, Total	476,484		165,919
Other assets, Investments in equity method investees, Carrying value	471,042	[1],[2]	159,644	[1]
Other assets, Other, Carrying value	5,442		6,275
Assets at fair value, Total	925,896		585,090
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	10,888		12,243
Loans, Collateral dependent loans, Carrying value	10,888		12,243
Other assets, Carrying value, Total	464,819		145,791
Other assets, Investments in equity method investees, Carrying value	464,819	[1]	145,791	[1]
Assets at fair value, Total	475,707		158,034
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	19,692		14,843
Loans, Loans held for sale, Carrying value	1,898		1,901
Loans, Collateral dependent loans, Carrying value	17,794		12,942
Assets at fair value, Total	19,692		14,843
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On Nonrecurring Basis [Line Items]
Investment securities, Carrying value	32,400	[1]	5,185	[1]
Loans, Carrying value, Total	332,963		343,696
Loans, Loans held for sale, Carrying value	78		4,726
Loans, Collateral dependent loans, Carrying value	332,885		338,970
Premises and equipment, Carrying value	18,740		10,371
Intangible assets, Carrying value	34,729		32,833
Other assets, Carrying value, Total	11,665		20,128
Other assets, Investments in equity method investees, Carrying value	6,223	[1]	13,853	[1]
Other assets, Other, Carrying value	5,442		6,275
Assets at fair value, Total	¥ 430,497		¥ 412,213

[1]	Includes investments valued at net asset value of ¥14,098 million and ¥8,400 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥4,324 million at March 31, 2011 and 2012, respectively. These investments are private equity funds.
[2]	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

Fair Value (Nonrecurring Changes In Fair Value) (Details) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	¥ 807,114		¥ 253,615
Investment Securities [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	6,060		3,364
Loans [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	173,242		160,862
Loans Held for Sale [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	82		1,263
Collateral Dependent Loans [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	173,160		159,599
Premises and Equipment [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	11,983		11,497
Intangible Assets [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	30,986		26,566
Other Assets [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	584,843		51,326
Investments in Equity Method Investees [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	581,649	[1]	49,394	[1]
Other[Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	¥ 3,194		¥ 1,932

[1]	Includes impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Fair Value (Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	¥ 498,258		¥ (763,862)
Gains (Losses) on changes in fair value, Liabilities	(36,646)		(114,982)
Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	441,203		73,597
Gains (Losses) on changes in fair value, Liabilities	(36,646)		(114,982)
Foreign Exchange Gains (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	57,055		(837,459)
Interest-Earning Deposits In Other Banks [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	17		243
Interest-Earning Deposits In Other Banks [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	17		243
Receivables Under Resale Agreements [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	1,332	[1]	4,736	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	1,332	[1]	4,736	[1]
Trading Account Securities [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	496,909		(768,841)
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	439,854		68,618
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	57,055		(837,459)
Other Short-Term Borrowings [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Liabilities	(1,310)	[1]	(454)	[1]
Other Short-Term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Liabilities	(1,310)	[1]	(454)	[1]
Long-Term Debt [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Liabilities	(35,336)	[1]	(114,528)	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Liabilities	¥ (35,336)	[1]	¥ (114,528)	[1]

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Fair Value (Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected) (Details) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	¥ 26,000	¥ 26,000
Remaining aggregate contractual amounts outstanding, liabilities	664,095	722,752
Fair value, assets	26,056	26,192
Fair value, liabilities	524,758	575,969
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	56	192
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	(139,337)	(146,783)
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	26,000	26,000
Fair value, assets	26,056	26,192
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	56	192
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, liabilities	664,095	722,752
Fair value, liabilities	524,758	575,969
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	¥ (139,337)	¥ (146,783)

Fair Value (Estimated Fair Value Of Financial Instruments Not Carried On Balance Sheet At Fair Value) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Carrying Amount [Member] | Non-Interest-Bearing Deposits, Call Money And Funds Purchased, And Payables Under Repurchase Agreements And Payables Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	¥ 39,036,000	¥ 35,544,000
Carrying Amount [Member] | Interest-Bearing Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	121,805,000	117,894,000
Carrying Amount [Member] | Trading Account Liabilities, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	174,000	31,000
Carrying Amount [Member] | Obligations To Return Securities Received As Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,640,000	3,268,000
Carrying Amount [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	627,000	634,000
Carrying Amount [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	10,882,000	8,488,000
Carrying Amount [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	12,593,000	13,357,000
Carrying Amount [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,250,000	4,635,000
Carrying Amount [Member] | Derivative Liabilities [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,793,000	9,878,000
Carrying Amount [Member] | Derivative Liabilities [Member] | Activities Qualifying For Hedges [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	1,000
Carrying Amount [Member] | Cash And Due From Banks, Interest-Earning Deposits In Other Banks, Call Loans And Funds Sold, And Receivables Under Resale Agreements And Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	17,344,000	19,486,000
Carrying Amount [Member] | Trading Account Assets, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	23,395,000	18,792,000
Carrying Amount [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	60,465,000	58,536,000
Carrying Amount [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	91,013,000	86,262,000
Carrying Amount [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,459,000	4,677,000
Carrying Amount [Member] | Trading Account Assets, Trading Derivative Assets [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	11,558,000	10,033,000
Carrying Amount [Member] | Trading Account Assets, Trading Derivative Assets [Member] | Activities Qualifying For Hedges [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		2,000
Estimated Fair Value [Member] | Non-Interest-Bearing Deposits, Call Money And Funds Purchased, And Payables Under Repurchase Agreements And Payables Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	39,036,000	35,544,000
Estimated Fair Value [Member] | Interest-Bearing Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	121,876,000	117,960,000
Estimated Fair Value [Member] | Trading Account Liabilities, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	174,000	31,000
Estimated Fair Value [Member] | Obligations To Return Securities Received As Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,640,000	3,268,000
Estimated Fair Value [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	627,000	634,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	10,882,000	8,488,000
Estimated Fair Value [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	12,823,000	13,557,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,250,000	4,635,000
Estimated Fair Value [Member] | Derivative Liabilities [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,793,000	9,878,000
Estimated Fair Value [Member] | Derivative Liabilities [Member] | Activities Qualifying For Hedges [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	1,000
Estimated Fair Value [Member] | Cash And Due From Banks, Interest-Earning Deposits In Other Banks, Call Loans And Funds Sold, And Receivables Under Resale Agreements And Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	17,344,000	19,486,000
Estimated Fair Value [Member] | Trading Account Assets, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	23,395,000	18,792,000
Estimated Fair Value [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	60,704,000	59,002,000
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	92,083,000	87,054,000
Estimated Fair Value [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,459,000	4,677,000
Estimated Fair Value [Member] | Trading Account Assets, Trading Derivative Assets [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	11,558,000	10,033,000
Estimated Fair Value [Member] | Trading Account Assets, Trading Derivative Assets [Member] | Activities Qualifying For Hedges [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		¥ 2,000

Stock-Based Compensation (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 Y M	Mar. 31, 2011
Stock-Based Compensation [Abstract]
Number of shares to be issued or transferred on exercise of each stock acquisition right	100
Contractual term of the stock acquisition rights	30Y
Exercise price per share	¥ 1
Weighted average grant date fair value of Stock Acquisition Right	¥ 33,700	¥ 36,600
Compensation cost related to the Stock Acquisition Right	2,771,000,000	2,839,000,000
Tax benefit for compensation cost for share-based payment arrangements	1,127,000,000	1,155,000,000
Total unrecognized compensation cost	547,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	3
Cash received from exercise of the Stock Acquisition Right	4,000,000
Actual tax benefit realized	¥ 821,000,000
Terms which the awards become fully vested from the grant date under UNBC's Stock Bonus Plan, in years	3

Stock-Based Compensation (Summary Of The Stock Acquisition Rights Transactions) (Details) (MUFG, BTMU, MUTB, MUSHD And MUMSS [Member], JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2012 Y
MUFG, BTMU, MUTB, MUSHD And MUMSS [Member]
Stock-Based Compensation [Line Items]
Number of shares outstanding, Beginning of fiscal year	14,857,200
Number of shares, Granted	8,323,100
Number of shares, Exercised	(3,639,600)
Number of shares, Forfeited or Expired	(166,500)
Number of shares outstanding, End of fiscal year	19,374,200
Number of shares outstanding Exercisable, End of fiscal year
Weighted-average exercise price, Beginning of fiscal year	¥ 1
Weighted-average exercise price, Granted	¥ 1
Weighted-average exercise price, Exercised	¥ 1
Weighted-average exercise price, Forfeited or Expired	¥ 1
Weighted-average exercise price, End of fiscal year	¥ 1
Weighted-average exercise price, Exercisable, End of fiscal year
Weighted-average remaining contractual term, in years, End of the period	28.33
Weighted-average remaining contractual term, exercisable, in years, End of the period
Aggregate intrinsic value, End of fiscal year	¥ 7,963
Aggregate intrinsic value, Exercisable, end of fiscal year

Stock-Based Compensation (Fair Value Assumption Of The Stock Acquisition Rights) (Details) (MUFG, BTMU, MUTB, MUSHD And MUMSS [Member])	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011 Y
MUFG, BTMU, MUTB, MUSHD And MUMSS [Member]
Stock-Based Compensation [Line Items]
Risk-free interest rate	0.29%	0.23%
Expected volatility	44.96%	43.97%
Expected term, in years	4	4
Expected dividend yield	3.13%	2.91%

Stock-Based Compensation (Summary Of UNBC's Management Stock Plan) (Details) (UNBC [Member], USD $)	0 Months Ended
	Jul. 15, 2011	Apr. 15, 2011	Nov. 15, 2010
UNBC [Member]
Stock-Based Compensation [Line Items]
Units Granted	180,740	4,754,105	3,995,505
Fair Value of Stock	$ 4.94	$ 4.69	$ 4.72
Vesting Duration, Years	3Y	3Y	3Y
Pro-rata Vesting Date	July 15	April 15	April 15

Stock-Based Compensation (Rollforward Of UNBC's Restricted Stock Units Under The Stock Bonus Plan) (Details) (UNBC [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
UNBC [Member]
Stock-Based Compensation [Line Items]
Unit outstanding, beginning of year	3,943,590
Activity during the year, Granted	4,934,845	3,995,505
Activity during the year, Vested	1,435,268	10,595
Activity during the year, Forfeited	304,833	41,320
Unit outstanding, end of year	7,138,334	3,943,590

Stock-Based Compensation (Summary Of UNBC's Compensation Related Costs) (Details) (UNBC [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
UNBC [Member]
Stock-Based Compensation [Line Items]
Compensation costs	$ 15	$ 3
Tax benefit	6	1
Unrecognized compensation costs	$ 22	$ 16

Parent Company Only Financial Information (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Parent Company Only Financial Information [Abstract]
Unrestricted amount of retained earnings of BTMU and MUTB that are in excess of the level required under the statutory reserve requirements under the Company Law	¥ 4,409,177

Parent Company Only Financial Information (Condensed Balance Sheets) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
LIABILITIES AND EQUITY
Total shareholders' equity	¥ 8,583,158		¥ 8,335,699
MUFG [Member]
Assets:
Cash and interest-earning deposits with banks	132,431		151,531
Investments in subsidiaries and affiliated companies	10,788,927		9,607,046
Investment in Morgan Stanley		[1]	956,576
Other assets	66,227		97,435
Total assets	10,987,585		10,812,588
LIABILITIES AND EQUITY
Short-term borrowings from subsidiaries	1,849,072		1,566,981
Long-term debt from subsidiaries and affiliated companies	383,903		792,203
Long-term debt	28		22
Other liabilities	171,424		117,683
Total liabilities	2,404,427		2,476,889
Total shareholders' equity	8,583,158		8,335,699
Total liabilities and shareholders' equity	¥ 10,987,585		¥ 10,812,588

[1]	Investment in Morgan Stanley at March 31, 2012 is included in Investments in subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Parent Company Only Financial Information (Condensed Statements Of Income) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Income:
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock	¥ 139,320
Foreign exchange gains-net	34,302		260,683	216,720
Expense:
Income before income tax expense	849,942		821,812	1,297,024
Income tax expense	429,191		433,625	413,105
Net income attributable to Mitsubishi UFJ Financial Group	416,231		452,645	868,662
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	270,923		341,687	203,443
Dividends from Morgan Stanley		[1]	71,216	78,244
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock	139,320
Management fees from subsidiaries	16,708		16,510	17,522
Interest income	99		102	8
Foreign exchange gains-net	32,237		93,310	43,461
Other income	5,614		1,923	5,946
Total income	464,901		524,748	348,624
Expense:
Operating expenses	14,515		13,981	15,296
Interest expense to subsidiaries and affiliated companies	37,905		42,752	41,921
Interest expense	1,196		2,856	4,087
Other expense	923		934	1,326
Total expense	54,539		60,523	62,630
Equity in undistributed net income (loss) of subsidiaries and affiliated companies-net	55,139		52,751	622,107
Income before income tax expense	465,501		516,976	908,101
Income tax expense	49,270		64,331	39,439
Net income attributable to Mitsubishi UFJ Financial Group	¥ 416,231		¥ 452,645	¥ 868,662

[1]	Dividends from Morgan Stanley for the fiscal year ended March 31, 2012 are included in Dividends from subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Parent Company Only Financial Information (Condensed Statements Of Cash Flows) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 416,231	¥ 452,645	¥ 868,662
Cash flows from investing activities:
Purchases of other investment securities	(46,861)	(39,196)	(379,154)
Net decrease (increase) in interest-earning deposits in other banks	1,344,430	(2,916,248)	(1,273,410)
Other-net	11,462	(40,187)	(93,012)
Cash flows from financing activities:
Repayment of long-term debt	(2,263,232)	(3,109,981)	(2,467,525)
Proceeds from issuance of common stock, net of stock issue expenses			1,036,053
Proceeds from sales of treasury stock	130	327	1,077
Payments for acquisition of preferred stock		(250,000)
Payments to acquire treasury stock	(18)	(86)	(4,621)
Dividends paid	(187,561)	(190,299)	(149,486)
Other-net	(11,523)	15,525	4,256
Cash and cash equivalents at beginning of fiscal year	3,230,804	2,862,523	3,071,252
Cash and cash equivalents at end of fiscal year	3,230,409	3,230,804	2,862,523
MUFG [Member]
Cash flows from operating activities:
Net income (loss) attributable to Mitsubishi UFJ Financial Group	416,231	452,645	868,662
Adjustments and other	(133,368)	(111,730)	(643,734)
Net cash provided by (used in) operating activities	282,863	340,915	224,928
Cash flows from investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	17,371	250,000	1,526
Purchases of equity investments in subsidiaries and affiliated companies	(20,000)	(89,042)	(1,453,127)
Purchases of other investment securities			(5)
Net decrease (increase) in interest-earning deposits in other banks	18,696	(70,502)	(49,663)
Other-net	(7,245)	(1,486)	(5,833)
Net cash provided by (used in) investing activities	8,822	88,970	(1,507,102)
Cash flows from financing activities:
Net increase in short-term borrowings from subsidiaries	66,600	531,197	143,403
Proceeds from issuance of long-term debt to subsidiaries and affiliated companies			380,499
Repayment of long-term debt	(8)	(230,025)	(100,007)
Repayment of long-term debt to subsidiaries and affiliated companies	(169,710)	(295,652)	(12,800)
Proceeds from issuance of common stock, net of stock issue expenses			1,026,341
Proceeds from sales of treasury stock	3	4	30
Payments for acquisition of preferred stock		(250,000)
Payments to acquire treasury stock	(12)	(30)	(246)
Dividends paid	(187,616)	(190,455)	(149,551)
Other-net	(1,346)	(386)	(2,269)
Net cash provided by (used in) financing activities	(292,089)	(435,347)	1,285,400
Net increase (decrease) in cash and cash equivalents	(404)	(5,462)	3,226
Cash and cash equivalents at beginning of fiscal year	11,026	16,488	13,262
Cash and cash equivalents at end of fiscal year	¥ 10,622	¥ 11,026	¥ 16,488

SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities (Details)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 17, 2006 Non-Cumulative Preferred Stock [Member] USD ($)	Mar. 17, 2006 MUFG Capital Finance 1 [Member] Non-Cumulative Preferred Stock [Member] USD ($)	Mar. 17, 2006 MUFG Capital Finance 2 [Member] Non-Cumulative Preferred Stock [Member] EUR (€)	Jul. 25, 2011 MUFG Capital Finance 3 [Member] JPY (¥)	Mar. 17, 2006 MUFG Capital Finance 3 [Member] Non-Cumulative Preferred Stock [Member] JPY (¥)
Wholly Owned Funding Vehicles [Line Items]
Preferred stock, value	¥ 442,100,000,000	¥ 442,100,000,000		$ 2,300,000,000	€ 750,000,000		¥ 120,000,000,000
Preferred stock, total net proceeds before expenses			4,170,000,000
Redemption value of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company						¥ 120,000,000,000
Preferred stock, percentage of dividend				6.35%	4.85%		2.68%

Subsequent Events (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	Jul. 18, 2012	Jun. 28, 2012 Preferred Stock [Member]	Jun. 28, 2012 Preferred Stock, Class 5 [Member]	Jun. 28, 2012 Preferred Stock, Class 11 [Member]	Jun. 28, 2012 Common Stock [Member]
Stock Acquisition Rights:
Aggregate amount of shares of MUFG issued for the directors, executive officers and corporate auditors of MUFG, BTMU, MUTB, MUSHD and MUMSS under stock acquisition rights	8,373,600
Exercise price of stock acquisition rights issued for the directors, executive officers and corporate auditors of MUFG, BTMU, MUTB, MUSHD and MUMSS	¥ 1
Stock acquisition right issued for directors executive officers and corporate auditors of company and subsidiaries, Maximum exercisable period	Jul 17, 2042
Common stock cash dividends per share approved					¥ 6
Common stock cash dividends approved					¥ 84,927
Preferred stock cash dividends approved, value		¥ 8,970
Preferred stock cash dividends per share approved			¥ 57.5	¥ 2.65